     As filed with the Securities and Exchange Commission on April 28, 2005



                                                             File Nos. 033-39100
                                                                       811-05200

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                           Pre-Effective Amendment No.
                                                                              []


                         Post-Effective Amendment No. 28

                                                                             [x]

                                      and


        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 116

                                                                             [x]

                        (Check appropriate Box or Boxes)

                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                           (Exact Name of Registrant)

                       METLIFE INVESTORS INSURANCE COMPANY
                              (Name of Depositor)

22 Corporate Plaza Drive, Newport Beach, California
                                                                         92660
(Address of Depositor's Principal Executive Offices)                    (Zip
                                                                          Code)

              (Depositor's Telephone Number, including Area Code)
                                 (800) 989-3752

                    (Name and Address of Agent for Service)
                               Richard C. Pearson
                            Executive Vice President
                       MetLife Investors Insurance Company
                            22 Corporate Plaza Drive
                        Newport Beach, California 92660
                                 (949) 629-1317

                                   Copies to:

                                W. Thomas Conner
                        Sutherland Asbill & Brennan LLP
                          1275 Pennsylvania Avenue, NW
                              Washington, DC 20004
                                 (202)383-0590

                 (Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

[] immediately upon filing pursuant to paragraph (b) of Rule 485.

[x] on May 1, 2005 pursuant to paragraph (b) of Rule 485.

[] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered: Individual Variable Annuity Contracts

                                                 THE FIXED AND VARIABLE ANNUITY
                                                                      ISSUED BY
                                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                                                                            AND

                                            METLIFE INVESTORS INSURANCE COMPANY

    This prospectus describes the Fixed and Variable Annuity Contract issued by MetLife Investors Insurance Company (MetLife Investors, we or us). Currently,
 the contract is not available for new sales. However, you can continue to make additional purchase payments to your contract.

The annuity contract has many investment choices - a fixed account which offers an interest rate which is guaranteed by MetLife Investors, and the available investment portfolios. You can put your money in the fixed account and/ or any of these investment portfolios (except as noted).

       CERTAIN PORTFOLIOS LISTED BELOW MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX B - PART 2 CONTAINS A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR
                                                                      CONTRACT.


AIM VARIABLE INSURANCE FUNDS (SERIES 1 SHARES):

   AIM V.I. Capital Appreciation Fund
   AIM V.I. International Growth Fund



FIDELITY VARIABLE INSURANCE PRODUCTS (INITIAL CLASS):
   VIP Equity-Income Portfolio
   VIP Growth Portfolio
   VIP Growth & Income Portfolio
   VIP Growth Opportunities Portfolio



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1):
   Templeton Developing Markets
     Securities Fund
   Templeton Foreign Securities Fund
   Templeton Growth Securities Fund

MET INVESTORS SERIES TRUST (CLASS A OR CLASS B (AS NOTED)):
   Janus Aggressive Growth Portfolio


   Lord Abbett America's Value Portfolio (Class B)
   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Growth and Income Portfolio
   Lord Abbett Growth Opportunities Portfolio
   Lord Abbett Mid-Cap Value Portfolio
   MFS(R) Research International Portfolio

   Neuberger Berman Real Estate Portfolio

   Oppenheimer Capital Appreciation Portfolio

   Oppenheimer Capital Appreciation Portfolio (Class B)

   PIMCO Total Return Portfolio
   Met/Putnam Capital Opportunities Portfolio

   Van Kampen Comstock Portfolio (Class B)


METROPOLITAN SERIES FUND, INC.:

   BlackRock Bond Income Portfolio (Class A and Class B)


     (formerly State Street Research Bond Income)


   BlackRock Money Market Portfolio (Class A)


     (formerly State Street Research Money Market Portfolio)

   Capital Guardian U.S. Equity Portfolio (Class A)
   Davis Venture Value Portfolio (Class A)

   FI International Stock Portfolio (Class A)




   Jennison Growth Portfolio (Class A)

   MFS(R) Total Return Portfolio (Class A)



   Oppenheimer Global Equity Portfolio (Class B)

   Salomon Brothers Strategic Bond Opportunities Portfolio (Class A)


   T. Rowe Price Large Cap Growth Portfolio (Class A)
   T. Rowe Price Small Cap Growth Portfolio (Class A)





PUTNAM VARIABLE TRUST (CLASS IB):
   Putnam VT Equity Income Fund
   Putnam VT Growth and Income Fund

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife Investors Fixed and Variable Annuity Contract.


To learn more about the MetLife Investors Fixed and Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2005. The SAI has been filed with the Securities and Exchange Commission
(SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 29 of this prospectus. For a free copy of the SAI, call us at (800) 343-8486 or write us at: 22 Corporate Plaza Drive, Newport Beach, CA 92660-7901.


The contracts:

..  are not bank deposits
..  are not FDIC insured
..  are not insured by any federal government agency
..  are not guaranteed by any bank or credit union
..  may be subject to loss of principal

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


May 1, 2005

                 TABLE OF CONTENTS                        PAGE

                 INDEX OF SPECIAL TERMS..................    2

                 SUMMARY.................................    3

                 FEE TABLES AND EXAMPLES.................    5

                 1. THE ANNUITY CONTRACT.................    9
                    Market Timing........................    9

                 2. ANNUITY PAYMENTS (THE INCOME PHASE)..    9
                    Annuity Date.........................    9
                    Annuity Payments.....................    9
                    Annuity Options......................   10

                 3. PURCHASE.............................   11
                    Purchase Payments....................   11
                    Allocation of Purchase Payments......   11
                    Accumulation Units...................   11
                    Account Value........................   11

                 4. INVESTMENT OPTIONS...................   11
                    Transfers............................   14
                    Market Timing........................   14
                    Dollar Cost Averaging Program........   15
                    Automatic Rebalancing Program........   16
                    Voting Rights........................   16
                    Substitution.........................   16

                 5. EXPENSES.............................   17
                    Insurance Charges....................   17
                    Contract Maintenance Charge..........   17
                    Withdrawal Charge....................   17
                    Reduction or Elimination of the
                     Withdrawal Charge...................   18
                    Premium Taxes and Other Taxes........   18
                    Transfer Fee.........................   18
                    Investment Portfolio Expenses........   18

                 6. ACCESS TO YOUR MONEY.................   19
                    Systematic Withdrawal Program........   19
                    Suspension of Payments or Transfers..   19

                 7. PERFORMANCE..........................   19

                 8. DEATH BENEFIT........................   20
                    Upon Your Death......................   20
                    Death of Annuitant...................   23
                    Controlled Payout....................   23

                 9. FEDERAL INCOME TAX STATUS............   23
                    Taxation of Non-Qualified Contracts..   24


                   Taxation of Qualified Contracts......... 25
                   Foreign Tax Credits..................... 27
                   Possible Tax Law Changes................ 27

                10. OTHER INFORMATION...................... 27
                   MetLife Investors....................... 27
                   The Separate Account.................... 28
                   Distributor............................. 28
                   Selling Firms........................... 28
                   Compensation Paid to All Selling Firms.. 28
                   Ownership............................... 28
                   Beneficiary............................. 29
                   Assignment.............................. 29
                   Financial Statements.................... 29

                TABLE OF CONTENTS OF THE STATEMENT OF
                ADDITIONAL INFORMATION..................... 29



                    APPENDIX A
                    CONDENSED FINANCIAL INFORMATION.... A-1

                    APPENDIX B
                    PARTICIPATING INVESTMENT PORTFOLIOS B-1




INDEX OF SPECIAL TERMS
Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.

                                               PAGE
                           Accumulation Phase...  9
                           Accumulation Unit.... 11
                           Annuitant............  9
                           Annuity Date.........  9
                           Annuity Options...... 10
                           Annuity Payments.....  9
                           Annuity Unit......... 11
                           Beneficiary.......... 29
                           Fixed Account........  9
                           Income Phase.........  9
                           Investment Portfolios 11
                           Joint Owner.......... 28
                           Non-Qualified........ 23
                           Owner................ 28
                           Purchase Payment..... 11
                           Qualified............ 23
                           Tax Deferral.........  9

SUMMARY

THE SECTIONS IN THIS SUMMARY CORRESPOND TO SECTIONS IN THIS PROSPECTUS WHICH DISCUSS THE TOPICS IN MORE DETAIL.

1.  THE ANNUITY CONTRACT:

The fixed and variable annuity contract issued by MetLife Investors is a contract between you, the owner, and MetLife Investors, an insurance company. The contract provides a means for investing on a tax-deferred basis. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options. New contracts are no longer offered by MetLife Investors.

This contract offers investment portfolios. These portfolios are designed to offer a better return than the fixed account. However, this is NOT guaranteed. You can also lose your money. Appendix B contains a list of the portfolios available with your contract.

The fixed account offers an interest rate that is guaranteed by the insurance company, MetLife Investors. While your money is in the fixed account, the interest your money will earn as well as your principal is guaranteed by MetLife Investors.

Except as otherwise limited by MetLife Investors (see "Investment Options - Market Timing"), you can transfer between accounts up to 12 times a year without charge or tax implications.

The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The income phase occurs when you begin receiving regular payments from your contract.

The amount of money you are able to accumulate in your account during the accumulation phase will determine, in part, the amount of income payments during the income phase.

2.  ANNUITY PAYMENTS (THE INCOME PHASE):

If you want to receive regular income from your annuity, you can choose an annuity option. Once you begin receiving regular payments, you cannot change your payment plan. During the income phase, you have the same investment choices you had during the accumulation phase. You can choose to have payments come from the fixed account, the investment portfolios or both. If you choose to have any part of your payments come from the investment portfolios, the dollar amount of your payments may go up or down.

3.  PURCHASE:

Currently, this contract is not available for new sales. However, you can add $500 or more any time you like during the accumulation phase. This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is most attractive to people in high federal and state income tax brackets.

4.  INVESTMENT OPTIONS:


You can put your money in any or all of the investment portfolios which are briefly described in Appendix B and more fully described in the prospectuses for the funds. Currently, you can only invest in 15 investment portfolios at any one time. Depending upon market conditions and the performance of the portfolio(s) you select, you can make or lose money in any of the portfolios. Certain portfolios may not be available with your contract. Appendix B - Part 2 contains a list of the portfolios available with your contract.


5.  EXPENSES:

The contract has insurance features and investment features, and there are costs related to each.

.. Each year MetLife Investors deducts a $30 contract maintenance charge from your contract. During the accumulation phase, MetLife Investors currently waives this charge if the value of your contract is at least $50,000.

.. MetLife Investors also deducts for its insurance charges which total 1.40% of the average daily value of your contract allocated to the investment portfolios.

.. If you take your money out, MetLife Investors may assess a withdrawal charge which is equal to 5% of the purchase payment you withdraw. After MetLife

   Investors has had a purchase payment for 5 years, there is no charge by MetLife Investors for a withdrawal of that purchase payment.

..  When you begin receiving regular income payments from your annuity, MetLife
   Investors will assess a state premium tax charge which ranges from 0%-3.5%, depending upon the state.

.. The first 12 transfers in a year are free. After that, a transfer fee of $25 or 2% of the amount transferred (whichever is less) is assessed.


.. There are also investment charges which range from 0.42% to 1.59% of the average daily value of the investment portfolio (before reimbursement or waiver), depending upon the investment portfolio.


6.  ACCESS TO YOUR MONEY:

You can take money out at any time during the accumulation phase. After the first contract year, you can take up to 10% of your total purchase payments each year without charge from MetLife Investors. Withdrawals of purchase payments in excess of that may be charged a withdrawal charge, depending on how long your money has been in the contract. However, MetLife Investors will never assess a withdrawal charge on earnings you withdraw. Earnings are defined as the value in your contract minus the remaining purchase payments in your contract. Of course, you may also have to pay income tax and a tax penalty on any money you take out.

7.  DEATH BENEFIT:

If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit.

8.  OTHER INFORMATION:

NO PROBATE. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate.

ADDITIONAL FEATURES. This contract has additional features you might be interested in. These include:

.. You can arrange to have money automatically sent to you each month while your contract is still in the accumulation phase. Of course, you'll have to pay taxes on money you receive. We call this feature the Systematic Withdrawal Program.

.. You can arrange to have a regular amount of money automatically invested in investment portfolios each month, theoretically giving you a lower average cost per unit over time than a single one time purchase. We call this feature Dollar Cost Averaging.

.. You can arrange to automatically readjust the money between investment portfolios periodically to keep the blend you select. We call this feature Automatic Rebalancing.

.. Under certain circumstances, MetLife Investors will give you your money without a withdrawal charge if you need it while you're in a nursing home. We call this feature the Nursing Home Waiver.

These features are not available in all states and may not be suitable for your particular situation.

9.  TAXES:

Your earnings are not taxed until you take them out. If you take money out during the accumulation phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings. Payments during the income phase are considered partly a return of your original investment. That part of each payment is not taxable as income.

10. INQUIRIES:

If you need more information, please contact the Annuity Service Center at:

MetLife Investors Distribution Company
P.O. Box 10366
Des Moines, IA 50306-0366
800-343-8496

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.
STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.
--------------------------------------------------------------------------------

               OWNER TRANSACTION EXPENSES TABLE
               WITHDRAWAL CHARGE (Note 1) 5%
                  (as a percentage of
                  purchase payments)
               TRANSFER FEE (Note 2)      $0 (First 12 per year)
                                          Thereafter $25 or
                                          2% of transfer,
                                          whichever is less

--------------------------------------------------------------------------------
Note 1. The withdrawal charge is 5% of the purchase payment. After we have the purchase payment for 5 years there is no charge for withdrawal of that purchase payment. See "Expenses - Withdrawal Charge" for 10% free withdrawal amount.


Note 2. There is no charge for the first 12 transfers in a contract year; thereafter the fee is the lesser of $25 of 2% of the transfer. MetLife Investors will not charge you for the transfer fee even if there are more than 12 transfers in a year if the transfer is for dollar cost averaging or automatic rebalancing programs.


THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.
--------------------------------------------------------------------------------

            PERIODIC FEES AND EXPENSES TABLE
            CONTRACT MAINTENANCE CHARGE (Note 1)                $30
            SEPARATE ACCOUNT ANNUAL EXPENSES
            (referred to as Separate Account Product Charges)
            (as a percentage of average account value in the
            Separate Account)
            Mortality and Expense Charge                      1.25%
            Administration Expense Charge                     0.15%
                                                              -----
            Total Separate Account Product Charges            1.40%

--------------------------------------------------------------------------------
Note 1. During the accumulation phase, we will not charge the contract maintenance charge if the value of your account is $50,000 or more, although, if you make a complete withdrawal, we will charge the contract maintenance charge.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.

--------------------------------------------------------------------------------

                 Total Annual Investment        Minimum Maximum
                 Portfolio Operating             0.42%   1.59%
                 Expenses (expenses that are
                 deducted from investment
                 portfolio assets, including
                 management fees, 12b-1/service
                 fees, and other expenses)

--------------------------------------------------------------------------------

FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "DISTRIBUTOR."

INVESTMENT PORTFOLIO EXPENSES


(as a percentage of the average daily net assets of an investment portfolio)



The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.



------------------------------------------------------------------------------------------------------------------
                                                                                                            Net
                                                                                     Total   Contractual   Total
                                                                                    Annual     Expense    Annual
                                             Management 12b-1/Service    Other     Portfolio   Subsidy   Portfolio
                                                Fees        Fees      Expenses (1) Expenses  or Deferral Expenses
------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (SERIES 1
SHARES)
------------------------------------------------------------------------------------------------------------------
 AIM V.I. Capital Appreciation Fund             0.61%       0.00%         0.30%      0.91%      0.00%      0.91%
------------------------------------------------------------------------------------------------------------------
 AIM V.I. International Growth Fund             0.74%       0.00%         0.40%      1.14%      0.00%      1.14%
------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS
(INITIAL CLASS)
------------------------------------------------------------------------------------------------------------------
 VIP Equity-Income Portfolio                    0.47%       0.00%         0.11%      0.58%      0.00%      0.58%
------------------------------------------------------------------------------------------------------------------
 VIP Growth Portfolio                           0.58%       0.00%         0.10%      0.68%      0.00%      0.68%
------------------------------------------------------------------------------------------------------------------
 VIP Growth & Income Portfolio                  0.47%       0.00%         0.13%      0.60%      0.00%      0.60%
------------------------------------------------------------------------------------------------------------------
 VIP Growth Opportunities Portfolio             0.58%       0.00%         0.14%      0.72%      0.00%      0.72%
------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST (CLASS 1)
------------------------------------------------------------------------------------------------------------------
 Templeton Developing Markets Securities
   Fund                                         1.25%       0.00%         0.29%      1.54%      0.00%      1.54%
------------------------------------------------------------------------------------------------------------------
 Templeton Foreign Securities Fund              0.68%       0.00%         0.19%      0.87%      0.05%      0.82%
------------------------------------------------------------------------------------------------------------------
 Templeton Growth Securities Fund               0.79%       0.00%         0.07%      0.86%      0.00%      0.86%
------------------------------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST (CLASS A OR
CLASS B (AS NOTED))
------------------------------------------------------------------------------------------------------------------
 Janus Aggressive Growth Fund (1)               0.68%       0.00%         0.14%      0.82%      0.00%      0.82%
------------------------------------------------------------------------------------------------------------------
 Lord Abbett America's Value Portfolio
   (Class B) (2)                                0.65%       0.25%         0.69%      1.59%      0.49%      1.10%
------------------------------------------------------------------------------------------------------------------
 Lord Abbett Bond Debenture Portfolio           0.52%       0.00%         0.06%      0.58%      0.00%      0.58%
------------------------------------------------------------------------------------------------------------------
 Lord Abbett Growth and Income Portfolio (1)    0.52%       0.00%         0.05%      0.57%      0.00%      0.57%
------------------------------------------------------------------------------------------------------------------
 Lord Abbett Growth Opportunities Portfolio     0.70%       0.00%         0.25%      0.95%      0.05%      0.90%
------------------------------------------------------------------------------------------------------------------
 Lord Abbett Mid-Cap Value Portfolio            0.69%       0.00%         0.09%      0.78%      0.00%      0.78%
------------------------------------------------------------------------------------------------------------------
 Met/Putnam Capital Opportunities
   Portfolio                                    0.85%       0.00%         0.34%      1.19%      0.00%      1.19%
------------------------------------------------------------------------------------------------------------------
 MFS(R) Research International Portfolio (1)    0.77%       0.00%         0.29%      1.06%      0.06%      1.00%
------------------------------------------------------------------------------------------------------------------
 Neuberger Berman Real Estate Portfolio         0.70%       0.00%         0.14%      0.84%      0.00%      0.84%
------------------------------------------------------------------------------------------------------------------
 Oppenheimer Capital Appreciation
   Portfolio (2)                                0.60%       0.00%         0.09%      0.69%      0.00%      0.69%
------------------------------------------------------------------------------------------------------------------
 Oppenheimer Capital Appreciation
   Portfolio (Class B) (1)                      0.60%       0.25%         0.10%      0.95%      0.00%      0.95%
------------------------------------------------------------------------------------------------------------------
 PIMCO Total Return Portfolio                   0.50%       0.00%         0.07%      0.57%      0.00%      0.57%
------------------------------------------------------------------------------------------------------------------
 Van Kampen Comstock Portfolio
   (Class B) (3)                                0.65%       0.25%         0.13%      1.03%      0.00%      1.03%
------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                                                                           Net
                                                                                    Total   Contractual   Total
                                                                                   Annual     Expense    Annual
                                            Management 12b-1/Service    Other     Portfolio   Subsidy   Portfolio
                                               Fees        Fees      Expenses (1) Expenses  or Deferral Expenses
-----------------------------------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC.
-----------------------------------------------------------------------------------------------------------------
 BlackRock Bond Income Portfolio (Class A)     0.40%       0.00%         0.06%      0.46%      0.00%      0.46%
-----------------------------------------------------------------------------------------------------------------
 BlackRock Bond Income Portfolio (Class B)     0.40%       0.25%         0.06%      0.71%      0.00%      0.71%
-----------------------------------------------------------------------------------------------------------------
 BlackRock Money Market Portfolio
   (Class A)                                   0.35%       0.00%         0.07%      0.42%      0.01%      0.41%
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
 Capital Guardian U.S. Equity Portfolio
   (Class A)                                   0.68%       0.00%         0.07%      0.75%      0.00%      0.75%
-----------------------------------------------------------------------------------------------------------------
 Davis Venture Value Portfolio (Class A)       0.72%       0.00%         0.06%      0.78%      0.00%      0.78%
-----------------------------------------------------------------------------------------------------------------
 FI International Stock Portfolio (Class A)    0.86%       0.00%         0.22%      1.08%      0.00%      1.08%
-----------------------------------------------------------------------------------------------------------------
 Jennison Growth Portfolio (Class A)           0.65%       0.00%         0.06%      0.71%      0.00%      0.71%
-----------------------------------------------------------------------------------------------------------------
 MFS(R) Total Return Portfolio (Class A)       0.50%       0.00%         0.14%      0.64%      0.00%      0.64%
-----------------------------------------------------------------------------------------------------------------
 Oppenheimer Global Equity Portfolio
   (Class B)                                   0.62%       0.25%         0.19%      1.06%      0.00%      1.06%
-----------------------------------------------------------------------------------------------------------------
 Salomon Brothers Strategic Bond
   Opportunities Portfolio (Class A)           0.65%       0.00%         0.12%      0.77%      0.00%      0.77%
-----------------------------------------------------------------------------------------------------------------
 T. Rowe Price Large Cap Growth Portfolio
   (Class A)                                   0.62%       0.00%         0.12%      0.74%      0.00%      0.74%
-----------------------------------------------------------------------------------------------------------------
 T. Rowe Price Small Cap Growth Portfolio
   (Class A)                                   0.52%       0.00%         0.08%      0.60%      0.00%      0.60%
-----------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST (CLASS IB)
-----------------------------------------------------------------------------------------------------------------
 Putnam VT Equity Income Fund                  0.65%       0.25%         0.21%      1.11%      0.00%      1.11%
-----------------------------------------------------------------------------------------------------------------
 Putnam VT Growth and Income Fund              0.48%       0.25%         0.06%      0.79%      0.00%      0.79%
-----------------------------------------------------------------------------------------------------------------



The Net Total Annual Portfolio Expenses have been restated to reflect contractual arrangements in effect as of May 1, 2005, under which investment advisers or managers of investment portfolios have agreed to waive and/or pay expenses of the investment portfolios. Each of these arrangements terminates on April 30, 2006 (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that certain investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. The information provided is for the year ended December 31, 2004.



(1) Other Expenses may include amounts repaid to investment advisers or managers pursuant to contractual arrangements for prior waivers of portfolio expenses. The amounts repaid per portfolio are: 0.05% for the Janus Aggressive Growth Portfolio; 0.01% for the Lord Abbett Growth and Income Portfolio; 0.12% for the MFS Research International Portfolio; and 0.04% for the Oppenheimer Capital Appreciation Portfolio (Class B).



(2) Due to expense waivers not shown in the table, actual Net Total Portfolio Expenses for the year ended December 31, 2004 were 1.09% for the Lord Abbett America's Value Portfolio and 0.68% for the Oppenheimer Capital Appreciation Portfolio (Class A).



(3) Portfolio expenses for this portfolio are estimated for the year ending December 31, 2005.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.

THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE REIMBURSEMENT AND/OR WAIVER). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:


                                               Time Periods
         1 year                      3 years                     5 years                    10 years
---------------------------------------------------------------------------------------------------------------
       (a)$801.83                 (a)$1,422.88                (a)$2,067.85                (a)$3,291.02
       (b)$684.80                 (b)$1,071.82                (b)$1,483.24                (b)$2,129.00


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:


                                               Time Periods
         1 year                      3 years                     5 years                    10 years
---------------------------------------------------------------------------------------------------------------
       (a)$301.83                  (a)$922.88                 (a)$1,567.85                (a)$3,291.02
       (b)$184.80                  (b)$571.82                 (b)$  983.24                (b)$2,129.00


The Examples should not be considered a representation of past or future expenses or annual rates of return of any investment portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples.

1.  THE ANNUITY CONTRACT

This Prospectus describes the Fixed and Variable Annuity Contract issued by MetLife Investors. Currently, MetLife Investors is not offering this contract for new sales. However, you may continue to make additional purchase payments to your contract.

An annuity is a contract between you, the owner, and an insurance company (in this case MetLife Investors), where the insurance company promises to pay an income to you, in the form of annuity payments. Annuity payments must begin on a designated date that is at least 30 days in the future. Until you decide to begin receiving annuity payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving annuity payments, your contract switches to the INCOME PHASE.


The contract benefits from TAX DEFERRAL. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.


The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, on the investment performance of the investment portfolios you select for the income phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion.

The contract also contains a FIXED ACCOUNT. The fixed account is not offered by this prospectus. The fixed account offers an interest rate that is guaranteed by MetLife Investors. MetLife Investors guarantees that the interest rate credited to the fixed account will not be less than 3% per year with respect to contracts issued on or after May 1, 1996. If you select the fixed account, your money will be placed with the other general assets of MetLife Investors, and the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The amount of the annuity payments you receive during the income phase from the fixed account portion of the contract will remain level for the entire income phase.

As owner of the contract, you exercise all interest and rights under the contract. You can change the owner at any time by notifying MetLife Investors in writing. You and your spouse can be named joint owners. We have described more information on this under "Other Information."


MARKET TIMING



We have policies and procedures that attempt to detect transfer activity that may adversely affect other owners or investment portfolio shareholders in situations where there is potential for pricing inefficiencies or that involve certain other types of disruptive trading activity (i.e., market timing). We employ various means to try to detect such transfer activity, such as periodically examining the frequency and size of transfers into and out of particular investment portfolios made by owners within given periods of time and/or investigating transfer activity identified by the investment portfolios on a case-by-case basis. We may revise these policies and procedures in our sole discretion at any time without prior notice.



Our market timing policies and procedures are discussed in more detail in "Investment Options - Transfers - Market Timing."


2.  ANNUITY PAYMENTS (THE INCOME PHASE)

ANNUITY DATE


Under the contract you can receive regular income payments (referred to as annuity payments). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your annuity date must be the first day of a calendar month.


We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. Your annuity date cannot be any earlier than one month after you buy the contract.

ANNUITY PAYMENTS


You will receive ANNUITY PAYMENTS during the income phase. In general, annuity payments must begin by the annuitant's 85th birthday or 10 years from the date the contract was issued, whichever is later (this requirement may differ slightly for special programs and may be changed by us). The ANNUITANT is the person whose life we look to when we make annuity payments.

During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will come from the:

..  fixed account,

..  the investment portfolio(s) or

..  a combination of both.

If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place on the annuity date.

If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon 3 things:

1) the value of your contract in the investment portfolio(s) on the annuity date,

2) the 3% assumed investment rate used in the annuity table for the contract, and

3) the performance of the investment portfolios you selected.

If the actual performance exceeds the 3% assumed investment rate, your annuity payments will increase. Similarly, if the actual investment rate is less than 3%, your annuity payments will decrease.

Annuity payments are made monthly unless you have less than $5,000 to apply toward a payment, except in New Jersey ($2,000 if the contract is issued in Massachusetts or Texas). In that case, MetLife Investors may pay your annuity payment in a single lump sum. Likewise, if your annuity payments would be less than $100 a month ($20 in Texas), MetLife Investors has the right to change the frequency of payments so that your annuity payments are at least $100 ($20 in Texas).

ANNUITY OPTIONS

You can choose among income plans. We call those ANNUITY OPTIONS. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. If you do not choose an annuity option at the time you purchase the contract, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.

You can choose one of the following annuity options or any other annuity option acceptable to MetLife Investors. After annuity payments begin, you cannot change the annuity option.


OPTION 1. LIFE ANNUITY. Under this option, we will make an annuity payment each month so long as the annuitant is alive. After the annuitant dies, we stop making annuity payments. It is possible under this option to receive only one annuity payment or to receive only two annuity payments if the annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 5, 10 OR 20 YEARS GUARANTEED. Under this option, we will make an annuity payment each month so long as the annuitant is alive. However, if, when the annuitant dies, we have made annuity payments for less than the selected guaranteed period, we will then continue to make annuity payments for the rest of the guaranteed period to the beneficiary. If the beneficiary does not want to receive annuity payments, he or she can ask us for a single lump sum.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make annuity payments each month so long as the annuitant and a second person are both alive. When either of these people dies, we will continue to make annuity payments, so long as the survivor continues to live. The amount of the annuity payments we will make to the survivor can be equal to 100%, 66 2/3% or 50% of the amount that we would have paid if both were alive. If both Annuitants die after the first payment and before the second payment, then we will make only one payment.

In addition to the annuity options described above, we may offer an additional payment option that would allow your beneficiary to take distribution of the contract value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both tax qualified and non-tax qualified contracts.

In the event that you purchased the contract as the beneficiary of a deceased person's IRA, you must take distribution of the contract value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, the death benefit would be required to be distributed to your beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.

3.  PURCHASE

PURCHASE PAYMENTS

A PURCHASE PAYMENT is the money you give us to invest in the contract. The maximum aggregate purchase payments we accept is $1 million without our prior approval. You can make additional purchase payments of $500 or more during the accumulation phase. MetLife Investors reserves the right to reject any purchase payment (except in New Jersey).

ALLOCATION OF PURCHASE PAYMENTS

If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. There is a $500 minimum allocation requirement for the fixed account and for each investment portfolio.


If you make additional purchase payments, we will credit these amounts to your contract within one business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern Time.


ACCUMULATION UNITS

The value of the variable annuity portion of your contract will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of the value of your contract, we use a unit of measure we call an ACCUMULATION UNIT. (An accumulation unit works like a share of a mutual fund.) During the income phase of the contract we call the unit an ANNUITY UNIT.

Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:


1) dividing the net asset value of an investment portfolio at the end of the current business day, plus any dividend or capital gains per share declared on behalf of the investment portfolio as of that day, by the net asset value of an investment portfolio for the previous business day, and



2) multiplying it by one minus the daily amount of the insurance charges and any charges for each day since the last business day for taxes.


The value of an accumulation unit may go up or down from day to day.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.


We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day (generally 4:00 P.M. Eastern
Time) and then credit your contract.


EXAMPLE:


  On Monday we receive an additional purchase payment of $5,000 from you before 4:00 P.M. Eastern Time. You have told us you want this to go to the Lord Abbett Bond Debenture Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Lord Abbett Bond Debenture Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Lord Abbett Bond Debenture Portfolio.



ACCOUNT VALUE



Account Value is equal to the sum of your interests in the investment portfolios and the fixed account. Your interest in each investment portfolio is determined by multiplying the number of accumulation units for that portfolio by the value of the accumulation unit.


4.  INVESTMENT OPTIONS


The contract offers the INVESTMENT PORTFOLIOS which are listed below for allocation of purchase payments and transfers. CERTAIN PORTFOLIOS LISTED BELOW MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX B - PART 2 CONTAINS A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT. Currently, you can only invest in 15 investment portfolios at any one time. Additional investment portfolios may be available in the future.


YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA, 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL

INFORMATION) BY ACCESSING THE SECURITIES & EXCHANGE COMMISSION WEBSITE AT HTTP://WWW.SEC.GOV. APPENDIX B CONTAINS A SUMMARY OF THE NAMES OF THE INVESTMENT ADVISERS AND SUBADVISERS OF THE INVESTMENT PORTFOLIOS AND THEIR INVESTMENT OBJECTIVES AND STRATEGIES.

The investment objectives and policies of certain of the investment portfolios are similar to the investment objectives and policies of other mutual funds that certain of the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.


An investment portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings
(IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a fund with a small asset base. An investment portfolio may not experience similar performance as its assets grow.



Shares of the investment portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with MetLife Investors. Certain investment portfolios may also be sold directly to qualified plans. The investment portfolios believe that offering their shares in this manner will not be disadvantageous to you.





CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliates, Met Investors Advisory LLC and MetLife Advisers LLC) or subadviser of an investment portfolio or its affiliates may compensate us and/or certain affiliates for administrative or other services relating to the investment portfolios. The amount of the compensation is not deducted from investment portfolio assets and does not decrease the investment portfolio's investment return. The amount of the compensation is based on a percentage of assets of the investment portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.30%. Additionally, an investment adviser or subadviser of an investment portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or other affiliate) with increased access to persons involved in the distribution of the contracts.



We and certain of our affiliated insurance companies are joint owners of our affiliated investment advisers, Met Investors Advisory LLC and MetLife Advisers LLC, which are formed as "limited liability companies." Our ownership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from an investment portfolio. We may benefit accordingly from assets allocated to the investment portfolios to the extent they result in profits to the advisers. (See "Fee Tables and Examples - Fund Expenses" for information on the management fees paid to the advisers and the Statement of Additional Information for the investment portfolios for information on the management fees paid by the advisers to the subadvisers.)



Certain investment portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in each investment portfolio's prospectus. (See "Fee Tables and Examples - Investment Portfolio Expenses" and "Distributor.") The payments are deducted from the assets of the investment portfolios and are paid to our Distributor. These payments decrease the investment portfolio's investment return.



HOW WE SELECT THE INVESTMENT PORTFOLIOS. We select the investment portfolios offered through the contract based on several criteria, including asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the investment portfolio's adviser or sub-adviser is one of our affiliates or whether the investment portfolio, its adviser, its sub-adviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative and other services, as described above. In some cases, we have included investment portfolios based on recommendations made by selling firms through which the contract is sold. We review the investment portfolios periodically and may remove a investment portfolio or limit its availability to new purchase payments and/or transfers of account value if we determine that the investment portfolio no longer meets one or more of the selection criteria, and/or if the investment portfolio has not attracted significant allocations from contract owners. We do not provide investment advice and do not recommend or endorse any particular investment portfolio.



AIM VARIABLE INSURANCE FUNDS (SERIES 1 SHARES)


AIM Variable Insurance Funds is a mutual fund with multiple portfolios. A I M Advisors, Inc. is the investment adviser to each portfolio. The following Series I portfolios are available under the contract:

 AIM V.I. Capital Appreciation Fund
 AIM V.I. International Growth Fund



FIDELITY VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)

Fidelity Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. FMR Co., Inc. is the subadviser for the fund. The following Initial Class portfolios are:



 VIP Equity-Income Portfolio
 VIP Growth Portfolio
 VIP Growth & Income Portfolio
 VIP Growth Opportunities Portfolio



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1)

Franklin Templeton Variable Insurance Products Trust currently consists of 24 separate series (the Fund or Funds). Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Securities Fund; Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund; and Templeton Global Advisors Limited is the investment adviser for the Templeton Growth Securities Fund. The following Class 1 portfolios are available under the contract:

 Templeton Developing Markets Securities Fund
 Templeton Foreign Securities Fund
 Templeton Growth Securities Fund

MET INVESTORS SERIES TRUST (CLASS A OR CLASS B (AS NOTED))

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory, LLC (Met Investors Advisory), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class A or Class B (as noted) portfolios are available under the contract:

 Janus Aggressive Growth Portfolio


 Lord Abbett America's Value Portfolio (Class B)
 Lord Abbett Bond Debenture Portfolio
 Lord Abbett Growth and Income Portfolio
 Lord Abbett Growth Opportunities Portfolio
 Lord Abbett Mid-Cap Value Portfolio
 MFS(R) Research International Portfolio

 Neuberger Berman Real Estate Portfolio

 Oppenheimer Capital Appreciation Portfolio

 Oppenheimer Capital Appreciation Portfolio (Class B)



 PIMCO Total Return Portfolio
 Met/Putnam Capital Opportunities Portfolio

 Van Kampen Comstock Portfolio (Class B)


METROPOLITAN SERIES FUND, INC. (CLASS A OR CLASS B (AS NOTED))


Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class A or Class B portfolios are available under the contract:



 BlackRock Bond Income Portfolio (formerly State Street Research Bond Income
   Portfolio) (Class A and Class B)


 BlackRock Money Market Portfolio (formerly State Street Research Money Market
   Portfolio)


 Capital Guardian U.S. Equity Portfolio


 Davis Venture Value Portfolio


 FI International Stock Portfolio


 Jennison Growth Portfolio


 MFS(R) Total Return Portfolio




 Oppenheimer Global Equity Portfolio (Class B)


 Salomon Brothers Strategic Bond Opportunities Portfolio




 T. Rowe Price Large Cap Growth Portfolio


 T. Rowe Price Small Cap Growth Portfolio

PUTNAM VARIABLE TRUST (CLASS IB)

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following Class IB portfolios are available under the contract:

 Putnam VT Equity Income Fund
 Putnam VT Growth and Income Fund

TRANSFERS


You can transfer a portion of your account value among the fixed account and the investment portfolios.


MetLife Investors has reserved the right during the year to terminate or modify the transfer provisions described below, subject to applicable Federal and state laws and regulations. (See "Investment Options - Market Timing.")

TELEPHONE TRANSFERS. You and/or your registered representative on your behalf, can make transfers by telephone, Internet or other means acceptable to MetLife Investors. Telephone transfers will be automatically permitted unless you tell us otherwise. If you own the contract with a joint owner, unless MetLife Investors is instructed otherwise, MetLife Investors will accept instructions from either you or the other owner. MetLife Investors will use reasonable procedures to confirm that instructions given us by telephone are genuine. MetLife Investors may tape record telephone instructions. We will consider telephone and Internet transfer requests received after 4:00 P.M. Eastern Time to be received the following business day.

TRANSFERS DURING THE ACCUMULATION PHASE. You can make 12 transfers every year during the accumulation phase without charge. We measure a year from the anniversary of the day we issued your contract. You can make a transfer to or from the fixed account and to or from any investment portfolio. If you make more than 12 transfers in a year, there is a transfer fee deducted. The following apply to any transfer during the accumulation phase:

1. The minimum amount which you can transfer is $500 or your entire value in the investment portfolio or fixed account.

2. Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.

3. Your request for transfer must clearly state how much the transfer is for.

4. You cannot make any transfers within 7 calendar days of the annuity date.

TRANSFERS DURING THE INCOME PHASE. You can only make transfers between the investment portfolios once each year. We measure a year from the anniversary of the day we issued your contract. You cannot transfer from the fixed account to an investment portfolio, but you can transfer from one or more investment portfolios to the fixed account at any time.

MARKET TIMING




Frequent requests from contract owners to transfer account value may dilute the value of an investment portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the investment portfolio and the reflection of that change in the investment portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying investment portfolios and may disrupt portfolio management strategy, requiring an investment portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the investment portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the contracts (e.g., annuitants and beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment portfolios (i.e., the AIM V.I. International Growth, Templeton Developing Markets Securities, Templeton Foreign Securities and Templeton Growth Securities Funds; the Lord Abbett Bond Debenture, MFS Research International, Met/Putnam Capital Opportunities, FI International Stock, Oppenheimer Global Equity, Salomon Brothers Strategic Bond Opportunities and T. Rowe Price Small Cap Growth Portfolios) and we monitor transfer activity in those investment portfolios (the "Monitored Portfolios"). We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. We do not believe that other investment portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those investment portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain investment portfolios, we rely on the underlying investment portfolios to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.



Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified portfolios under that contract to be submitted with an original signature. If we impose this restriction on your transfer activity, we will reverse upon discovery any transaction inadvertently processed in contravention of such restrictions. The account value will not be affected by any gain or loss due to the transfer and your account value will be the same as if the transfer had not occurred. You will receive written confirmation of the transactions effecting such reversal.



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those investment portfolios that we believe are susceptible to market timing. Our ability to detect such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by contract owners to avoid such detection. Our ability to restrict such transfer activity may be limited by provisions of the contract. We do not accommodate market timing in any investment portfolios and there are no arrangements in place to permit any contract owner to engage in market timing. We apply our policies and procedures without exception, waiver or special arrangement. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect contract owners and other persons with interests in the contracts.



The investment portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the investment portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract owners and other persons with interests in the contracts should be aware that we may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the investment portfolios.



In addition, contract owners and other persons with interests in the contracts should be aware that some investment portfolios may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the investment portfolios in their ability to apply their frequent trading policies and procedures, and we cannot guarantee that the investment portfolios (and thus contract owners) will not be harmed by transfer activity relating to the other insurance companies and/or retirement plans that may invest in the investment portfolios.



In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the investment portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner). You should read the investment portfolio prospectuses for more details.




DOLLAR COST AVERAGING PROGRAM


The Dollar Cost Averaging Program allows you to systematically transfer a set amount each month from the BlackRock Money Market Portfolio or the fixed account to any of the other investment portfolio(s) you select. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The Dollar Cost Averaging Program is available only during the accumulation phase.

The minimum amount which can be transferred each month is $500. You must have at least $6,000 in the BlackRock Money Market Portfolio or the fixed account, (or the amount required to complete your program, if less) in order to participate in the Dollar Cost Averaging Program. Currently, MetLife Investors does not charge for participating in the Dollar Cost Averaging Program. MetLife Investors will waive the minimum transfer amount and the minimum amount required to establish dollar cost averaging if you establish dollar cost averaging for 6 or 12 months at the time you bought the contract.


MetLife Investors reserves the right to modify, terminate or suspend the Dollar Cost Averaging Program.

If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not taken into account in determining any transfer fee. You may not participate in the Dollar Cost Averaging Program and Automatic Rebalancing Program at the same time. MetLife Investors may, from time to time, offer other dollar cost averaging programs which may have terms different from those described above.

AUTOMATIC REBALANCING PROGRAM

Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually. An automatic rebalancing program is intended to transfer contract value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits nor does it assure that you will not have losses. We will measure these periods from the anniversary of the date we issued your contract. The transfer date will be the 1st business day after the end of the period you selected.

The Automatic Rebalancing Program is available only during the accumulation phase. Currently, MetLife Investors does not charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.

EXAMPLE:


  Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Lord Abbett Bond Debenture Portfolio and 60% to be in the Lord Abbett Growth and Income Portfolio. Over the next
  2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Lord Abbett Bond Debenture Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, MetLife Investors will sell some of your units in the Lord Abbett Bond Debenture Portfolio to bring its value back to 40% and use the money to buy more units in the Lord Abbett Growth and Income Portfolio to increase those holdings to 60%.




VOTING RIGHTS

MetLife Investors is the legal owner of the investment portfolio shares. However, MetLife Investors believes that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. Should MetLife Investors determine that it is no longer required to comply with the above, it will vote the shares in its own right.




SUBSTITUTION



If investment in the investment portfolios or a particular investment portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract or for any other reason in our sole discretion, we may substitute another investment portfolio or investment portfolios without your consent. The substituted investment portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of the future purchase payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission. Furthermore, we may close investment portfolios to allocation of purchase payments or account value, or both, at any time in our sole discretion.

5.  EXPENSES

There are charges and other expenses associated with the contracts that reduce the return on your investment in the contract. These charges and expenses are:

INSURANCE CHARGES

Each day, MetLife Investors makes a deduction for its insurance charges. MetLife Investors does this as part of its calculation of the value of the accumulation units and the annuity units. The insurance charge has two parts:

..  the mortality and expense risk premium, and

..  the administrative expense charge.


MORTALITY AND EXPENSE RISK PREMIUM. This charge is equivalent, on an annual basis, to 1.25% of the average daily net asset value of each investment portfolio. This charge is for the insurance benefits, e.g., guarantee of annuity rates, the death benefits, for certain expenses of the contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, then MetLife Investors will bear the loss. MetLife Investors does, however, expect to profit from this charge. The mortality and expense risk premium cannot be increased. MetLife Investors may use any profits it makes from this charge to pay for the costs of distributing the contract.



ADMINISTRATIVE EXPENSE CHARGE. This charge is equal, on an annual basis, to 0.15% of the average daily net asset value of the each investment portfolio. This charge, together with the contract maintenance charge (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: preparation of the contract, confirmations, annual reports and statements, maintenance of contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs. Because this charge is taken out of every unit value, you may pay more in administrative costs than those that are associated solely with your contract. MetLife Investors does not intend to profit from this charge. However, if this charge and the contract maintenance charge are not enough to cover the costs of the contracts in the future, MetLife Investors will bear the loss.


CONTRACT MAINTENANCE CHARGE

During the accumulation phase, every year on the anniversary of the date when your contract was issued, MetLife Investors deducts $30 from your contract as a contract maintenance charge. (In South Carolina, the charge is the lesser of $30 or 2% of the value of the contract.) This charge is for administrative expenses (see above). This charge cannot be increased.

MetLife Investors will not deduct this charge during the accumulation phase if when the deduction is to be made, the value of your contract is $50,000 or more. MetLife Investors may some time in the future discontinue this practice and deduct the charge.

If you make a complete withdrawal from your contract, the contract maintenance charge will also be deducted.

A pro rata portion of the charge will be deducted if the annuity date is other than an anniversary. After the annuity date, the charge will be collected monthly out of the annuity payment.

WITHDRAWAL CHARGE

During the accumulation phase, you can make withdrawals from your contract. MetLife Investors keeps track of each purchase payment. Once a year after the first year (and once a year during the first year for purposes of payment of charitable remainder trust administration fees), you can withdraw up to 10% of your total purchase payments and no withdrawal charge will be assessed on the 10%, if on the day you make your withdrawal (in New Jersey, on the day MetLife Investors processes the withdrawal) the value of your contract is $5,000 or more. Withdrawals for purposes of payment of charitable remainder trust administration fees are included in the 10% free withdrawal amount. Otherwise, the charge is 5% of each purchase payment you take out unless the purchase payment was made more than 5 years ago. After MetLife Investors has had a purchase payment for 5 years, there is no charge when you withdraw that purchase payment. MetLife Investors does not assess a withdrawal charge on earnings withdrawn from the contract. Earnings are defined as the value in your contract minus the remaining purchase payments in your contract. The withdrawal order for calculating the withdrawal charge is shown below.

..  10% of purchase payments free.

.. Remaining purchase payments that are over 5 years old and not subject to a withdrawal charge.

..  Earnings in the contract free.

.. Remaining purchase payments that are less than 5 years old and are subject to a withdrawal charge.

For purposes of calculating the withdrawal charge, slightly different rules may apply to Section 1035 exchanges.

When the withdrawal is for only part of the value of your contract, the withdrawal charge is deducted from the remaining value in your contract.

MetLife Investors does not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits.

NOTE: For tax purposes, earnings are considered to come out first.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


GENERAL. MetLife Investors may reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce its sales expense. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with MetLife Investors. MetLife Investors may not deduct a withdrawal charge under a contract issued to an officer, director or employee of MetLife Investors or any of its affiliates and we may not deduct a withdrawal charge under a contract issued to an officer, director or employee or family member of an officer, director or employee of a broker-dealer which is participating in the offering of the contract.


NURSING HOME WAIVER. After you have owned the contract for one year, if you, or your joint owner, becomes confined to a nursing home or hospital for at least 90 consecutive days under a doctor's care and you need part or all of the money from your contract, MetLife Investors will not impose a withdrawal charge. You or your joint owner cannot have been so confined when you purchased your contract (confinement must begin after the first contract anniversary) if you want to take advantage of this provision. This is called the Nursing Home Waiver. This provision is not available in all states.

PREMIUM TAXES AND OTHER TAXES

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. MetLife Investors is responsible for the payment of these taxes and will make a deduction from the value of the contract for them. Some of these taxes are due when the contract is issued, others are due when annuity payments begin. It is MetLife Investors' current practice to not charge anyone for these taxes until annuity payments begin. MetLife Investors may, some time in the future, discontinue this practice and assess the charge when the tax is due. Premium taxes generally range from 0% to 3.5%, depending on the state.

We also reserve the right to deduct from purchase payments, contract values, withdrawals or income payments, any taxes (including, but not limited to, premium taxes) paid by us to any government entity relating to the contracts. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

TRANSFER FEE

You can make 12 free transfers every year. We measure a year from the day we issue your contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 or 2% of the amount that is transferred, whichever is less.


If the transfer is part of the Dollar Cost Averaging Program or the Automatic Rebalancing Program, it will not count in determining the transfer fee.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the fee table in this prospectus and in the investment portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract but are represented in the share values of the investment options.



An investment portfolio may assess a redemption fee up to 2% on assets that are redeemed out of an investment portfolio in connection with a withdrawal or transfer. Each investment portfolio determines the amount of the redemption fee and when the fee is imposed. The redemption fee is retained by or paid to the investment portfolio and is not retained by us. The redemption fee will be deducted from your account value. For more information, see the investment portfolio prospectus.

6.  ACCESS TO YOUR MONEY


You (or in the case of (3) below, your beneficiary) can have access to the money in your contract:


(1)by making a withdrawal (either a partial or a complete withdrawal);

(2)by electing to receive annuity payments; or

(3)when a death benefit is paid to your beneficiary.

Under most circumstances, withdrawals can only be made during the accumulation phase.

When you make a complete withdrawal you will receive the withdrawal value of the contract. The withdrawal value of the contract is the value of the contract at the end of the business day when MetLife Investors receives a written request for a withdrawal prior to the close of trading on the New York Stock Exchange (currently 4:00 P.M. Eastern Time):

..  less any applicable withdrawal charge,

..  less any premium tax, and

..  less any contract maintenance charge.

Unless you instruct MetLife Investors otherwise, any partial withdrawal will be made pro-rata from all the investment portfolios and the fixed account. Under most circumstances, the amount of any partial withdrawal must be for at least $500. MetLife Investors requires that after a withdrawal is made you keep at least $500 in any selected investment portfolio. If the remaining withdrawal value would be less than $500 ($1,000 in New Jersey) after you make a partial withdrawal, the partial withdrawal amount will be the remaining withdrawal value.

When you make a withdrawal, the amount of the death benefit may be reduced. See "Death Benefits."

There are limits to the amount you can withdraw from qualified plans, including 403(b) plans. For a more complete explanation see "Federal Income Tax Status" and the discussion in the Statement of Additional Information.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

SYSTEMATIC WITHDRAWAL PROGRAM

You may use the Systematic Withdrawal Program. This program provides an automatic monthly payment to you of up to 10% of your total purchase payments each year. No withdrawal charge will be made for these payments. MetLife Investors does not have any charge for this program, but reserves the right to charge in the future. While the Systematic Withdrawal Program is in effect, you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. For a discussion of the withdrawal charge and the 10% free withdrawal, see "Expenses."

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS. (SEE "FEDERAL INCOME TAX STATUS.")

SUSPENSION OF PAYMENTS OR TRANSFERS

MetLife Investors may be required to suspend or postpone payments for withdrawals or transfers for any period when:

.. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

..  trading on the New York Stock Exchange is restricted;

.. an emergency exists as a result of which disposal of shares of the investment portfolios is not reasonably practicable or MetLife Investors cannot reasonably value the shares of the investment portfolios; or

.. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

MetLife Investors has reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block contract owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.


7.  PERFORMANCE

MetLife Investors periodically advertises performance of the various investment portfolios. MetLife Investors will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the insurance charges. It does not reflect the deduction of any applicable contract maintenance charge and withdrawal charge. The deduction of any applicable contract maintenance charge and withdrawal charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the insurance charges, contract maintenance charge, withdrawal charges and investment portfolio expenses.

For periods starting prior to the date the contracts were first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account.

In addition, for certain investment portfolios performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the investment portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustration, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.

8.  DEATH BENEFIT

UPON YOUR DEATH

If you die before annuity payments begin, MetLife Investors will pay a death benefit to your beneficiary (see below). If you have a joint owner, the death benefit will be paid when the first of you dies. Joint owners must be spouses. The surviving joint owner will be treated as the beneficiary.


For contracts issued on or after May 1, 1999, you can select Death Benefit Option B or E. If you do not choose an option on the forms provided by MetLife Investors, Option E will be your death benefit. If, at the time you buy the contract, the endorsement for Death Benefit Option E is not approved in your state, you can select Death Benefit Option A or B. If you do not choose an option on the forms provided by MetLife Investors, Option A will be your death benefit.



If your contract was issued before May 1, 1998, you were given the opportunity to choose Death Benefit Option B or C on your next contract anniversary after May 1, 1998 (or during a 60 day period after both options were approved in your state). If you did not make an election during such time period, your death benefit was automatically enhanced to Death Benefit Option B. If on May 1, 1998, you or your joint owner were 80 or older, you were unaffected by the changes in the death benefits and Option D continues to be your death benefit.


From May 1, 1998, to April 30, 1999, at the time you bought the contract, you were given the opportunity to select Death Benefit Option A or B. If you did not choose an option on the forms provided by MetLife Investors, Option A is your death benefit.

The death benefits are described below. If you have a joint owner, the death benefit is determined based on the age of the oldest joint owner and the death benefit is payable on the death of the first joint owner.

DEATH BENEFIT OPTION A:

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

2. The value of your contract at the time the death benefit is to be paid; or

3. The greatest adjusted contract value (GACV) (as explained below).

The GACV is evaluated at each contract anniversary prior to the date of your or your joint owner's death, and on each day a purchase payment or withdrawal is made. On the contract anniversary, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the GACV will be reduced by the amount withdrawn (and any associated withdrawal charges) divided by the value of your contract immediately before the withdrawal multiplied by the

GACV immediately prior to the withdrawal. The following example describes the effect of a withdrawal on the GACV:

Example: Assumed facts for example:

$10,000 current GACV
$8,000 contract value
$2,100 partial withdrawal ($ 2,000 withdrawal + $100 withdrawal charge)

New GACV = $10,000 - [($2,100/$8,000) X $10,000] which results in the current
GACV of $10,000 being reduced by $2,625

The new GACV is $7,375.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

1. Total purchase payments made, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

2. The value of your contract at the time the death benefit is to be paid; or

3. The greatest adjusted contract value (GACV) (as explained below).

The GACV is evaluated at each contract anniversary on or before your, or your joint owner's, 80th birthday, and on each day a purchase payment or withdrawal is made. On the contract anniversary on or before your, or your joint owner's, 80th birthday, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the example above explains the effect of a withdrawal on the GACV.

DEATH BENEFIT OPTION B:

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals) accumulated at an annual rate of 4% until the date of death; or

2. The value of your contract at the time the death benefit is to be paid; or

3. The greatest of the values of your contract resulting from taking the contract value on any five (5) year contract anniversary prior to your, or your joint owner's death; plus any payments you made subsequent to that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) subsequent to that contract anniversary.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

1. Total purchase payments made on or before your, or your joint owner's, 80th birthday, less any withdrawals (and any withdrawal charges paid on the withdrawals) accumulated at an annual rate of 4% until you, or your joint owner, reach age 80, plus any subsequent purchase payments, less any subsequent withdrawals (and any withdrawal charges paid on the withdrawals); or

2. The value of your contract at the time the death benefit is to be paid; or

3. The greatest of the values of the contract resulting from taking the contract value on any prior five (5) year contract anniversary on or before your or your joint owner's 80th birthday, plus any purchase payments made after that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) made after that contract anniversary.

DEATH BENEFIT OPTION C:

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

2. The value of your contract at the time the death benefit is to be paid; or

3. The greatest adjusted contract value (GACV) as determined below.

The GACV is initially the death benefit determined as of the day MetLife Investors receives notice that you have elected this death benefit option. This figure is based on your existing death benefit as defined in your contract, Option D (not as defined in the endorsement for this option). The GACV is then evaluated at each subsequent contract anniversary prior to your or your joint owner's death and on each subsequent day a purchase payment or withdrawal is made. On the contract anniversary, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the GACV will be reduced by the amount withdrawn (and any associated withdrawal charges) divided by the value of your contract immediately before the withdrawal multiplied by the GACV immediately prior to the withdrawal. The example above under Death Benefit Option A explains the effect of a withdrawal on the GACV under this death benefit option.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

1. Total purchase payments made, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

2. The value of your contract at the time the death benefit is to be paid; or

3. The GACV as determined below.

The GACV is initially the death benefit determined as of the day MetLife Investors receives notice that you have elected this death benefit option. This figure is based on your existing death benefit as defined in your contract, Option D (not as defined in the endorsement for this option). The GACV is then evaluated at each subsequent contract anniversary on or before your, or your joint owner's, 80th birthday, and on each subsequent day a purchase payment or withdrawal is made. On the contract anniversary on or before your, or your joint owner's, 80th birthday, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the GACV will be reduced by the amount withdrawn (and any associated withdrawal charges) divided by the value of your contract immediately before the withdrawal, multiplied by the GACV immediately prior to the withdrawal. The example above under Death Benefit Option A explains the effect of a withdrawal on the GACV under this death benefit option.

DEATH BENEFIT OPTION D:

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greater of:

1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals) accumulated at an annual rate of 4% from the date your contract was issued until the date of death; or

2. The value of your contract at the time the death benefit is to be paid; or

3. The value of your contract on the most recent five year anniversary before the date of death, plus any subsequent purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals).

After you, or your joint owner, reaches age 80, the death benefit will be the greater of:

1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals) accumulated at an annual rate of 4% from the date your contract was issued until you, or your joint owner, reaches age 80, plus any subsequent purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

2. The value of your contract at the time the death benefit is to be paid; or

3. The value of your contract on the most recent five year anniversary on or before you or your joint owner reaches 80, plus any purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals).

DEATH BENEFIT OPTION E:

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals);

2. The value of your contract at the time the death benefit is to be paid; or

3. The greatest contract value on any contract anniversary prior to your, or your joint owner's death; plus any purchase payments you made subsequent to that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) subsequent to that contract anniversary.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals);

2. The value of your contract at the time the death benefit is to be paid; or

3. The greatest contract value on any prior contract anniversary on or before your, or your joint owner's 80th birthday; plus any purchase payments you made after that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) you made after that contract anniversary.

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

CHECK YOUR CONTRACT AND APPLICABLE ENDORSEMENT FOR YOUR DEATH BENEFIT.

The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payment must begin within one year of the date of death. We may also offer a payment option under which your beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If the beneficiary is the spouse of the owner, he/she can continue the contract in his/her own name at the then current value. If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days.


There are comparable rules for distributions on the death of the annuitant under tax qualified plans. As noted, we may offer a payment option under which your beneficiary may receive payments over a period not extending beyond his or her life expectancy under a method of distribution similar to the distribution of required minimum distributions from individual accounts. For tax qualified plans, if this option is elected, we will issue a new contract to your beneficiary in order to facilitate the distribution of payments. Your beneficiary may be able to choose any available optional death benefit under the new contract, but certain other contract provisions and programs will not be available. Upon the death of your beneficiary, the death benefit would be required to be distributed to your beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your beneficiary's death. Moreover, if the beneficiary under a tax qualified contract is the annuitant's spouse, the tax law also generally allows distributions to begin by the year in which the annuitant would have reached
70 1/2 (which may be more or less than five years after the annuitant's death). See "Federal Income Tax Status."


Payment under an annuity option may only be elected during the 60 day period beginning with the date MetLife Investors receives proof of death. If MetLife Investors does not receive an election during such time, it will make a single sum payment to the beneficiary at the end of the 60 day period.

DEATH OF ANNUITANT

If the annuitant, not an owner or joint owner, dies before annuity payments begin, you can name a new annuitant. If no annuitant is named within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death or change of annuitant will be treated as the death of the owner, and a new annuitant may not be named.

Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected.

CONTROLLED PAYOUT

You may elect to have the death benefit proceeds paid to your beneficiary in the form of annuity payments for life or over a period of time that does not exceed your beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the beneficiary cannot revoke or modify your election.

9.  FEDERAL INCOME TAX STATUS


The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a contract.


When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. If you invest in an annuity contract as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a "QUALIFIED CONTRACT." The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. You should note that for any Qualified Contract, the tax deferred accrual feature is provided by the tax qualified retirement plan, and as a result there should be reasons other than tax deferral for acquiring the contract within a qualified plan.

If your annuity is independent of any formal retirement or pension plan, it is termed a "NON-QUALIFIED CONTRACT."

Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

TAXATION OF NON-QUALIFIED CONTRACTS

NON-NATURAL PERSON. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Non-Qualified Contracts owned by natural persons.

WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the owner's investment in the contract (generally, the premiums or other consideration paid for the contract, reduced by any amount previously distributed from the contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.

It is conceivable that charges for certain benefits under a variable contract may be considered as deemed distributions subject to immediate taxation. Consult your tax adviser.

ADDITIONAL PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

..  made on or after the taxpayer reaches age 59 1/2;

..  made on or after the death of an owner;

..  attributable to the taxpayer's becoming disabled;

.. made as part of a series of substantially equal periodic payments (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary; or

.. under certain immediate income annuities providing for substantially equal payments made at least annually.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.


ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. In general, the amount of each payment under a variable annuity payment option that can be excluded from Federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between the fixed account and variable investment portfolios, as well as transfers between investment portfolios after the annuity starting date. Consult your own tax adviser.

TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Non-Qualified Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

See the Statement of Additional Information and "Federal Income Tax Status" for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the contract, a transfer or assignment of ownership of a Non-Qualified Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange or event should consult a tax adviser as to the tax consequences.

WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs.

FURTHER INFORMATION. We believe that the contracts will qualify as annuity contracts for Federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."

TAXATION OF QUALIFIED CONTRACTS

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.


INDIVIDUAL RETIREMENT ACCOUNTS (IRA'S). IRA's, as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2005, $4,000 plus, for an owner age 50 or older, $500) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The contract, together with the death benefit options and the IRA endorsement, has not been submitted to the Internal Revenue Service (IRS) for approval. To date the IRS has not addressed in a ruling of general applicability whether a death benefit provision such as the optional death benefit riders in the contract comports with IRA qualification requirements. The IRS could conceivably take the position that the offering of death benefits in excess of the greater of (a) account balance or (b) return of premium (adjusted for prior distributions) adversely affects the qualification of the contract as an IRA. Disqualification of the contract as an IRA could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. Consult a tax adviser before electing an optional death benefit rider with an IRA.



SIMPLE IRA. A SIMPLE IRA permits certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $10,000 for 2005 (as may be increased in future years for cost of living adjustments). The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

ROTH IRA. A Roth IRA, as described in Code section 408A, permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

PENSION PLANS. Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract. The contract includes optional death benefits that in some cases may exceed the greater of the premium payments of the account value.

TAX SHELTERED ANNUITIES. Tax Sheltered Annuities (TSA) that qualify under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

SECTION 457(B) PLANS. An eligible 457 plan, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, which must be a tax-exempt entity under section 501(c) of the Code, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

SEPARATE ACCOUNT CHARGES FOR DEATH BENEFITS. For contracts purchased under section 401(a) plans or 403(b) plans, certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefits, in certain cases, may exceed this limitation employers using the contract in connection with such plans should consult their tax adviser. Additionally, it is conceivable that the explicit charges for, or the amount of the mortality and expense charges allocable to, such benefits may be considered taxable distributions.

OTHER TAX ISSUES. Qualified Contracts (including contracts under section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution roles. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount that should have been, but was not, distributed.

Distributions from Qualified Contracts generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.

"Taxable eligible rollover distributions" from section 401(a), 403(a), 403(b), and governmental section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions.

FOREIGN TAX CREDITS

To the extent permitted under the federal income tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain of the investment portfolios to foreign jurisdictions.


FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the contract, you should keep in mind that the value of a variable annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the variable annuity contract, the value of the variable annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.



GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a variable annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.





ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. Federal income tax consequences to variable annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from variable annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence.




POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of the contract and do not intend the above discussion as tax advice.

10. OTHER INFORMATION

METLIFE INVESTORS


MetLife Investors Insurance Company (MetLife Investors) was incorporated on August 17, 1981, as Assurance Life Company, a Missouri corporation, and changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased Xerox Financial Services Life Insurance Company which on that date changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent company of General American Life. Cova Financial Services Company changed its name to MetLife Investors Insurance Company on February 12, 2001. On December 31, 2002, MetLife Investors became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. MetLife is a leading provider of insurance and financial products and services to individual and group customers.


We are licensed to do business in the District of Columbia and all states except Maine, New Hampshire, New York and Vermont.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

THE SEPARATE ACCOUNT


MetLife Investors has established a separate account, MetLife Investors Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of MetLife Investors adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.


The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.

We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your account value.

DISTRIBUTOR




We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company ("Distributor"), 22 Corporate Plaza Drive, Newport Beach, California 92660, for the distribution of the contracts. We and Distributor have entered into selling agreements with other broker-dealers ("selling firms") for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.



SELLING FIRMS



We and Distributor have entered into selling agreements with selling firms for the sale of the contracts. All selling firms receive commissions, and they may receive some form of non-cash compensation. These commissions and other incentives or payments are not charged directly to contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our General Account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.



COMPENSATION PAID TO ALL SELLING FIRMS



We and Distributor pay compensation to all selling firms in the form of commissions and may provide certain types of non-cash compensation. The maximum commission payable for contract sales by selling firms is 5.75% of purchase payments. Some selling firms may elect to receive a lower commission when a purchase payment is made, along with annual trail commissions up to 1.00% of account value (less purchase payments received within the previous 12 months). We also pay commissions when a contract owner elects to begin receiving regular income payments (referred to as annuity payments). (See "Annuity Payments - The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts.




OWNERSHIP

OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract. Prior to the annuity date, the owner is as designated at the time the contract is issued, unless changed. On and after the annuity date, the annuitant is the owner (this may be a taxable event). The beneficiary becomes the owner when a death benefit is payable. When this occurs, some ownership rights may be limited.

JOINT OWNER. The contract can be owned by JOINT OWNERS. Any joint owner must be the spouse of the other owner (except in Pennsylvania). Upon the death of either joint owner, the surviving spouse will be the designated beneficiary. Any other beneficiary designation at the time the contract was issued or as may have been later changed will be treated as a contingent beneficiary unless otherwise indicated.

BENEFICIARY

The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die.

ASSIGNMENT

You can assign the contract at any time during your lifetime. MetLife Investors will not be bound by the assignment until it receives the written notice of the assignment. MetLife Investors will not be liable for any payment or other action it takes in accordance with the contract before it receives notice of the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

FINANCIAL STATEMENTS

The consolidated financial statements of MetLife Investors and the financial statements of the Separate Account have been included in the Statement of Additional Information.

TABLE OF CONTENTS OF THE
STATEMENT OF ADDITIONAL INFORMATION

   Company
   Experts
   Custodian
   Legal Opinions
   Distribution
   Calculation of Performance Information
   Annuity Provisions
   Tax Status of the Contracts
   Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION

ACCUMULATION UNIT VALUE HISTORY

The following schedule includes accumulation unit values for the periods indicated. This data has been extracted from the Separate Account's Financial Statements. This information should be read in conjunction with the Separate Account's Financial Statements and related notes which are included in the Statement of Additional Information.

                                          AUV AT    AUV AT   ACCUM. UNITS
                                         BEGINNING    END       END OF
                                         OF PERIOD OF PERIOD    PERIOD
      -------------------------------------------------------------------
      AIM VI - CAPITAL APPRECIATION SERIES I
         01/01/1998    to    12/31/1998    10.00     11.77      183,488
         01/01/1999    to    12/31/1999    11.77     16.79      901,235
         01/01/2000    to    12/31/2000    16.79     14.75    3,126,329
         01/01/2001    to    12/31/2001    14.75     11.18    3,737,754
         01/01/2002    to    12/31/2002    11.18      8.34    3,126,907
         01/01/2003    to    12/31/2003     8.34     10.65    2,649,823
         01/01/2004    to    12/31/2004    10.65     11.20    2,158,509
      -------------------------------------------------------------------
      AIM VI - INTERNATIONAL GROWTH SERIES I
         01/01/1998    to    12/31/1998    10.00     11.39      204,072
         01/01/1999    to    12/31/1999    11.39     17.42      277,998
         01/01/2000    to    12/31/2000    17.42     12.64      604,303
         01/01/2001    to    12/31/2001    12.64      9.55      664,626
         01/01/2002    to    12/31/2002     9.55      7.94      568,165
         01/01/2003    to    12/31/2003     7.94     10.11      476,838
         01/01/2004    to    12/31/2004    10.11     12.36      396,902
      -------------------------------------------------------------------
      AIM VI - PREMIER EQUITY SERIES I
      (NOW MIST LORD ABBETT GROWTH AND INCOME)
         01/01/1998    to    12/31/1998    10.00     13.06      521,890
         01/01/1999    to    12/31/1999    13.06     16.73    2,544,761
         01/01/2000    to    12/31/2000    16.73     14.08    5,573,084
         01/01/2001    to    12/31/2001    14.08     12.15    6,321,722
         01/01/2002    to    12/31/2002    12.15      8.36    5,277,324
         01/01/2003    to    12/31/2003     8.36     10.31    4,466,131
         01/01/2004    to    04/30/2004    10.31     10.12    4,181,195
      -------------------------------------------------------------------
      ALLIANCE BERNSTEIN VPS PREMIER GROWTH - CLASS A
      (NOW MIST JANUS AGGRESSIVE GROWTH)
         01/01/1998    to    12/31/1998    10.00     14.60      667,854
         01/01/1999    to    12/31/1999    14.60     19.04    2,065,459
         01/01/2000    to    12/31/2000    19.04     15.67    3,937,242
         01/01/2001    to    12/31/2001    15.67     12.79    4,644,437
         01/01/2002    to    12/31/2002    12.79      8.75    3,763,649
         01/01/2003    to    12/31/2003     8.75     10.67    3,417,300
         01/01/2004    to    04/30/2004    10.67     10.56    3,293,839
      -------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                          AUV AT    AUV AT   ACCUM. UNITS
                                         BEGINNING    END       END OF
                                         OF PERIOD OF PERIOD    PERIOD
      -------------------------------------------------------------------
      ALLIANCE BERNSTEIN VPS REAL ESTATE INVEST - CLASS A
         01/01/1998    to    12/31/1998    10.00      7.99      191,411
         01/01/1999    to    12/31/1999     7.99      7.47      475,475
         01/01/2000    to    12/31/2000     7.47      9.34      941,017
         01/01/2001    to    12/31/2001     9.34     10.20    1,096,694
         01/01/2002    to    12/31/2002    10.20     10.32    1,012,013
         01/01/2003    to    12/31/2003    10.32     14.18      936,692
         01/01/2004    to    12/31/2004    14.18     18.96      762,560
      -------------------------------------------------------------------
      FIDELITY VIP GROWTH (MET)
         02/17/1998    to    12/31/1998    10.00     13.08        6,748
         01/01/1999    to    12/31/1999    13.08     17.72      103,240
         01/01/2000    to    12/31/2000    17.72     15.56      232,002
         01/01/2001    to    12/31/2001    15.56     12.63      295,355
         01/01/2002    to    12/31/2002    12.63      8.71      252,608
         01/01/2003    to    12/31/2003     8.71     11.40      216,529
         01/01/2004    to    12/31/2004    11.40     11.63      188,866
      -------------------------------------------------------------------
      FIDELITY VIP EQUITY-INCOME
         02/17/1998    to    12/31/1998    10.00     10.63       24,132
         01/01/1999    to    12/31/1999    10.63     11.14      110,182
         01/01/2000    to    12/31/2000    11.14     11.91      166,995
         01/01/2001    to    12/31/2001    11.91     11.16      207,842
         01/01/2002    to    12/31/2002    11.16      9.14      182,656
         01/01/2003    to    12/31/2003     9.14     11.75      162,472
         01/01/2004    to    12/31/2004    11.75     12.92      135,230
      -------------------------------------------------------------------
      FIDELITY VIP CONTRAFUND
         02/17/1998    to    12/31/1998    10.00     12.36       32,354
         01/01/1999    to    12/31/1999    12.36     15.14      119,923
         01/01/2000    to    12/31/2000    15.14     13.93      279,709
         01/01/2001    to    12/31/2001    13.93     12.06      295,900
         01/01/2002    to    12/31/2002    12.06     10.78      266,313
         01/01/2003    to    12/31/2003    10.78     13.65      252,860
         01/01/2004    to    12/31/2004    13.65     15.55      208,701
      -------------------------------------------------------------------
      FIDELITY VIP GROWTH OPPORTUNITIES
         02/17/1998    to    12/31/1998    10.00     11.74        9,523
         01/01/1999    to    12/31/1999    11.74     12.07       60,394
         01/01/2000    to    12/31/2000    12.07      9.87       97,533
         01/01/2001    to    12/31/2001     9.87      8.33       96,742
         01/01/2002    to    12/31/2002     8.33      6.42       74,740
         01/01/2003    to    12/31/2003     6.42      8.22       65,087
         01/01/2004    to    12/31/2004     8.22      8.69       52,541
      -------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                          AUV AT    AUV AT   ACCUM. UNITS
                                         BEGINNING    END       END OF
                                         OF PERIOD OF PERIOD    PERIOD
      -------------------------------------------------------------------
      FIDELITY VIP GROWTH & INCOME
         02/17/1998    to    12/31/1998    10.00     12.20       69,833
         01/01/1999    to    12/31/1999    12.20     13.14      188,911
         01/01/2000    to    12/31/2000    13.14     12.49      262,946
         01/01/2001    to    12/31/2001    12.49     11.23      237,682
         01/01/2002    to    12/31/2002    11.23      9.24      215,072
         01/01/2003    to    12/31/2003     9.24     11.27      195,123
         01/01/2004    to    12/31/2004    11.27     11.76      164,353
      -------------------------------------------------------------------
      FRANKLIN TEMPLETON - LARGE CAP GROWTH - CLASS 1
      (NOW MET SERIES FUND T. ROWE PRICE LARGE CAP GROWTH)
         03/01/1999    to    12/31/1999    10.00     14.67       69,488
         01/01/2000    to    12/31/2000    14.67     15.23       95,144
         01/01/2001    to    12/31/2001    15.23     13.32      505,404
         01/01/2002    to    12/31/2002    13.32     10.12      445,943
         01/01/2003    to    12/31/2003    10.12     12.69      389,275
         01/01/2004    to    04/30/2004    12.69     12.73      356,284
      -------------------------------------------------------------------
      FRANKLIN TEMPLETON - SMALL CAP - CLASS 1
      (MET SERIES FUND T. ROWE PRICE SMALL CAP GROWTH)
         03/01/1999    to    12/31/1999    10.00     17.68       55,398
         01/01/2000    to    12/31/2000    17.68     14.58      338,504
         01/01/2001    to    12/31/2001    14.58     12.22      405,503
         01/01/2002    to    12/31/2002    12.22      8.61      426,059
         01/01/2003    to    12/31/2003     8.61     11.69      420,674
         01/01/2004    to    04/30/2004    11.69     11.92      403,327
      -------------------------------------------------------------------
      FRANKLIN TEMPLETON - GLOBAL INCOME - CLASS 1
      (NOW MIST PIMCO TOTAL RETURN)
         03/01/1999    to    12/31/1999    10.00      9.68       33,720
         01/01/2000    to    12/31/2000     9.68     10.05       84,168
         01/01/2001    to    12/31/2001    10.05     10.17       92,996
         01/01/2002    to    12/31/2002    10.17     12.17       90,150
         01/01/2003    to    12/31/2003    12.17     14.73       85,639
         01/01/2004    to    04/30/2004    14.73     14.35       75,494
      -------------------------------------------------------------------
      FRANKLIN TEMPLETON - MUTUAL SHARES SECURITIES - CLASS 1
      (NOW MIST LORD ABBETT GROWTH AND INCOME)
         05/01/1998    to    12/31/1998    10.00      9.63      106,035
         01/01/1999    to    12/31/1999     9.63     10.41      247,806
         01/01/2000    to    12/31/2000    10.41     11.58      709,561
         01/01/2001    to    12/31/2001    11.58     12.25    1,022,355
         01/01/2002    to    12/31/2002    12.25     10.69      874,411
         01/01/2003    to    12/31/2003    10.69     13.22      810,909
         01/01/2004    to    12/31/2004    13.22     13.44      799,072
      -------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                          AUV AT    AUV AT   ACCUM. UNITS
                                         BEGINNING    END       END OF
                                         OF PERIOD OF PERIOD    PERIOD
      -------------------------------------------------------------------
      FRANKLIN TEMPLETON - DEVELOPING MARKETS - CLASS 1
         05/01/1998    to    12/31/1998    10.00      7.55       89,960
         01/01/1999    to    12/31/1999     7.55     11.46      304,489
         01/01/2000    to    12/31/2000    11.46      7.71      697,304
         01/01/2001    to    12/31/2001     7.71      6.99      976,427
         01/01/2002    to    12/31/2002     6.99      6.89      843,855
         01/01/2003    to    12/31/2003     6.89     10.45      768,313
         01/01/2004    to    12/31/2004    10.45     12.86      663,058
      -------------------------------------------------------------------
      FRANKLIN TEMPLETON - FOREIGN SECURITY - CLASS 1
         05/01/1998    to    12/31/1998    10.00      9.14      164,775
         01/01/1999    to    12/31/1999     9.14     11.15      826,137
         01/01/2000    to    12/31/2000    11.15     10.75    1,393,831
         01/01/2001    to    12/31/2001    10.75      8.93    1,553,542
         01/01/2002    to    12/31/2002     8.93      7.19    1,451,378
         01/01/2003    to    12/31/2003     7.19      9.39    1,450,366
         01/01/2004    to    12/31/2004     9.39     11.01    1,355,505
      -------------------------------------------------------------------
      FRANKLIN TEMPLETON - GROWTH SECURITIES - CLASS 1
         01/19/1999    to    12/31/1999    10.00     12.56       42,835
         01/01/2000    to    12/31/2000    12.56     13.30      204,140
         01/01/2001    to    12/31/2001    13.30     12.99      249,434
         01/01/2002    to    12/31/2002    12.99     10.46      224,785
         01/01/2003    to    12/31/2003    10.46     13.68      200,039
         01/01/2004    to    12/31/2004    13.68     15.68      191,081
      -------------------------------------------------------------------
      GACC MONEY MARKET (NOW BLACKROCK MONEY MARKET)
         06/03/1996    to    12/31/1996    10.00     10.23       34,964
         01/01/1997    to    12/31/1997    10.23     10.67      311,051
         01/01/1998    to    12/31/1998    10.67     11.11    1,473,737
         01/01/1999    to    12/31/1999    11.11     11.53    3,709,173
         01/01/2000    to    12/31/2000    11.53     12.10    2,265,284
         01/01/2001    to    12/31/2001    12.10     12.41    2,923,506
         01/01/2002    to    12/31/2002    12.41     12.44    2,887,332
         01/01/2003    to    04/25/2003    12.44     12.43    2,879,801
      -------------------------------------------------------------------
      MIST - JANUS AGGRESSIVE GROWTH - CLASS A
         05/01/2004    to    12/31/2004     9.08      9.89    3,095,338
      -------------------------------------------------------------------
      MIST - J.P. MORGAN INTERNATIONAL EQUITY - CLASS A
         04/30/1996    to    12/31/1996    10.21     10.97    1,306,892
         01/01/1997    to    12/31/1997    10.97     11.46    5,440,592
         01/01/1998    to    12/31/1998    11.46     12.89    7,309,325
         01/01/1999    to    12/31/1999    12.89     16.33    7,578,951
         01/01/2000    to    12/31/2000    16.33     13.41    7,802,123
         01/01/2001    to    12/31/2001    13.41     10.54    6,798,044
         01/01/2002    to    12/31/2002    10.54      8.69    5,234,918
         01/01/2003    to    04/25/2003     8.69      8.33    4,859,536
      -------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                          AUV AT    AUV AT   ACCUM. UNITS
                                         BEGINNING    END       END OF
                                         OF PERIOD OF PERIOD    PERIOD
      -------------------------------------------------------------------
      MIST - JPM QUALITY BOND - CLASS A (NOW LORD ABBETT BOND DEBENTURE)
         04/30/1996    to    12/31/1996     9.90     10.37       508,830
         01/01/1997    to    12/31/1997    10.37     11.16     1,433,081
         01/01/1998    to    12/31/1998    11.16     11.91     3,323,343
         01/01/1999    to    12/31/1999    11.91     11.57     7,608,610
         01/01/2000    to    12/31/2000    11.57     12.71     6,709,012
         01/01/2001    to    12/31/2001    12.71     13.41     6,655,731
         01/01/2002    to    12/31/2002    13.41     14.41     6,096,575
         01/01/2003    to    12/31/2003    14.41     14.78     5,085,444
         01/01/2004    to    11/19/2004    14.78     15.20     4,107,037
      -------------------------------------------------------------------
      MIST - JPM SELECT EQUITY - CLASS A
         04/30/1996    to    12/31/1996    10.08     10.84     2,044,523
         01/01/1997    to    12/31/1997    10.84     14.05     6,903,606
         01/01/1998    to    12/31/1998    14.05     16.99    10,544,818
         01/01/1999    to    12/31/1999    16.99     18.38    12,271,286
         01/01/2000    to    12/31/2000    18.38     17.00    12,047,555
         01/01/2001    to    12/31/2001    17.00     15.75    10,844,584
         01/01/2002    to    12/31/2002    15.75     11.55     8,484,458
         01/01/2003    to    12/31/2003    11.55     15.21     7,250,220
         01/01/2004    to    11/19/2004    15.21     16.41     5,985,944
      -------------------------------------------------------------------
      MIST - MET/PUTNAM CAPITAL OPPORTUNITIES - CLASS A
         04/30/1996    to    12/31/1996    10.51     11.31     1,237,405
         01/01/1997    to    12/31/1997    11.31     13.49     3,940,243
         01/01/1998    to    12/31/1998    13.49     12.58     5,532,610
         01/01/1999    to    12/31/1999    12.58     17.93     5,435,852
         01/01/2000    to    12/31/2000    17.93     15.82     5,473,303
         01/01/2001    to    12/31/2001    15.82     14.28     4,744,773
         01/01/2002    to    12/31/2002    14.28     11.12     3,725,339
         01/01/2003    to    12/31/2003    11.12     14.12     3,095,716
         01/01/2004    to    12/31/2004    14.12     16.50     2,474,085
      -------------------------------------------------------------------
      MIST - LORD ABBETT AMERICA'S VALUE - CLASS B
         05/01/2004    to    12/31/2004    12.32     13.92       611,462
      -------------------------------------------------------------------
      MIST - LORD ABBETT BOND DEBENTURE - CLASS A
         04/30/1996    to    12/31/1996    10.00     11.29       659,663
         01/01/1997    to    12/31/1997    11.29     12.88     3,945,097
         01/01/1998    to    12/31/1998    12.88     13.50     8,184,894
         01/01/1999    to    12/31/1999    13.50     13.77    11,413,993
         01/01/2000    to    12/31/2000    13.77     13.68    10,379,151
         01/01/2001    to    12/31/2001    13.68     14.00     9,987,878
         01/01/2002    to    12/31/2002    14.00     13.76     9,082,056
         01/01/2003    to    12/31/2003    13.76     16.21     8,247,095
         01/01/2004    to    12/31/2004    16.21     17.33     6,997,284
      -------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                          AUV AT    AUV AT   ACCUM. UNITS
                                         BEGINNING    END       END OF
                                         OF PERIOD OF PERIOD    PERIOD
      -------------------------------------------------------------------
      MIST - LORD ABBETT DEVELOPING GROWTH - CLASS A
         08/19/1997    to    12/31/1997    10.00     10.53       148,658
         01/01/1998    to    12/31/1998    10.53     11.07     1,342,201
         01/01/1999    to    12/31/1999    11.07     14.45     2,153,899
         01/01/2000    to    12/31/2000    14.45     11.57     3,364,546
         01/01/2001    to    12/31/2001    11.57     10.63     3,007,893
         01/01/2002    to    12/31/2002    10.63      7.44     2,431,192
         01/01/2003    to    04/25/2003     7.44      7.48     2,306,133
      -------------------------------------------------------------------
      MIST - LARGE CAP RESEARCH - CLASS A
         01/01/1997    to    12/31/1997    10.00      9.90       124,559
         01/01/1998    to    12/31/1998     9.90     11.83     1,094,920
         01/01/1999    to    12/31/1999    11.83     14.64     2,260,424
         01/01/2000    to    12/31/2000    14.64     16.25     2,796,457
         01/01/2001    to    02/09/2001    16.25     16.10     2,874,281
      -------------------------------------------------------------------
      MIST - LA GROWTH & INCOME - CLASS A
         01/08/1999    to    12/31/1999    35.90     39.46    21,128,621
         01/01/2000    to    12/31/2000    39.46     44.62    19,739,469
         01/01/2001    to    12/31/2001    44.62     41.48    19,653,991
         01/01/2002    to    12/31/2002    41.48     33.56    17,487,100
         01/01/2003    to    12/31/2003    33.56     43.37    18,337,534
         01/01/2004    to    12/31/2004    43.37     48.29    17,755,836
      -------------------------------------------------------------------
      MIST - LA GROWTH OPPORTUNITIES - CLASS A
         05/01/2001    to    12/31/2001     9.64      8.83        85,446
         01/01/2002    to    12/31/2002     8.83      6.60       254,179
         01/01/2003    to    12/31/2003     6.60      8.87     2,811,310
         01/01/2004    to    12/31/2004     8.87      9.87     2,401,597
      -------------------------------------------------------------------
      MIST - LA MID-CAP VALUE - CLASS A
         08/19/1997    to    12/31/1997    10.00     10.47       194,386
         01/01/1998    to    12/31/1998    10.47     10.44     1,642,553
         01/01/1999    to    12/31/1999    10.44     10.88     2,528,900
         01/01/2000    to    12/31/2000    10.88     16.40     3,377,783
         01/01/2001    to    12/31/2001    16.40     17.48     3,949,594
         01/01/2002    to    12/31/2002    17.48     15.63     4,352,632
         01/01/2003    to    12/31/2003    15.63     19.45     4,295,222
         01/01/2004    to    12/31/2004    19.45     23.94     4,370,738
      -------------------------------------------------------------------
      MIST - J.P. MORGAN ENHANCED INDEX - CLASS A
         04/30/1996    to    12/31/1996    10.00     11.33     1,389,606
         01/01/1997    to    12/31/1997    11.33     14.89     1,473,929
         01/01/1998    to    12/31/1998    14.89     19.43     4,178,035
         01/01/1999    to    12/31/1999    19.43     22.55    10,050,149
         01/01/2000    to    12/31/2000    22.55     19.66    10,667,988
         01/01/2001    to    12/31/2001    19.66     17.18     9,604,542
         01/01/2002    to    12/31/2002    17.18     12.71     7,712,034
         01/01/2003    to    04/25/2003    12.71     13.03     7,219,008
      -------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                                   AUV AT    AUV AT   ACCUM. UNITS
                                                  BEGINNING    END       END OF
                                                  OF PERIOD OF PERIOD    PERIOD
----------------------------------------------------------------------------------
MIST - MFS RESEARCH INTERNATIONAL - CLASS A
   04/25/2003    to    12/31/2003                   10.00     13.28    3,703,698
   01/01/2004    to    12/31/2004                   13.28     15.69    3,621,096
----------------------------------------------------------------------------------
MIST - OPPENHEIMER CAPITAL APPRECIATION - CLASS A
   05/01/2004    to    12/31/2004                    9.63     10.24    1,419,760
----------------------------------------------------------------------------------
MIST - PIMCO TOTAL RETURN - CLASS A
   05/01/2004    to    12/31/2004                   11.76     12.21    5,497,879
----------------------------------------------------------------------------------
FIRSTAR BALANCED
   06/30/1997    to    12/31/1997                   10.00     10.53       38,079
   01/01/1998    to    12/31/1998                   10.53     11.77      286,511
   01/01/1999    to    12/31/1999                   11.77     12.43      678,937
   01/01/2000    to    12/31/2000                   12.43     12.47      665,772
   01/01/2001    to    12/14/2001                   12.47     11.47      676,088
----------------------------------------------------------------------------------
FIRSTAR EQUITY INCOME
   06/30/1997    to    12/31/1997                   10.00     11.19       49,725
   01/01/1998    to    12/31/1998                   11.19     12.07      286,953
   01/01/1999    to    12/31/1999                   12.07     12.20      467,721
   01/01/2000    to    12/31/2000                   12.20     13.80      435,002
   01/01/2001    to    12/14/2001                   13.80     12.72      403,104
----------------------------------------------------------------------------------
FIRSTAR GROWTH & INCOME EQUITY
   06/30/1997    to    12/31/1997                   10.00     10.76      121,673
   01/01/1998    to    12/31/1998                   10.76     12.19      641,789
   01/01/1999    to    12/31/1999                   12.19     13.97    1,072,066
   01/01/2000    to    12/31/2000                   13.97     13.00    1,054,184
   01/01/2001    to    12/14/2001                   13.00     10.02    1,047,473
----------------------------------------------------------------------------------
MSF - BLACKROCK BOND INCOME - CLASS A
   05/01/2004    to    12/31/2004                   45.55     47.26      208,616
----------------------------------------------------------------------------------
MSF - BLACKROCK MONEY MARKET - CLASS A
   04/25/2003    to    12/31/2003                   10.00      9.96    2,218,170
   01/01/2004    to    12/31/2004                    9.96      9.91    2,068,226
----------------------------------------------------------------------------------
MSF - CAPITAL GUARDIAN U.S. EQUITY - CLASS A
   05/01/2003    to    12/31/2003                    8.45     10.63      227,428
   01/01/2004    to    12/31/2004                   10.63     11.45    8,961,130
----------------------------------------------------------------------------------
MSF - DAVIS VENTURE VALUE - CLASS A
   05/01/2003    to    12/31/2003                   22.55     28.43       62,347
   01/01/2004    to    12/31/2004                   28.43     31.50       96,358
----------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                               AUV AT    AUV AT   ACCUM. UNITS
                                              BEGINNING    END       END OF
                                              OF PERIOD OF PERIOD    PERIOD
  ----------------------------------------------------------------------------
  MSF - FI INTERNATIONAL STOCK - CLASS A
     09/11/2000    to    12/31/2000             10.00      9.41       21,346
     01/01/2001    to    12/31/2001              9.41      7.37       54,113
     01/01/2002    to    12/31/2002              7.37      5.99       44,695
     01/01/2003    to    12/31/2003              5.99      7.57       34,170
     01/01/2004    to    12/31/2004              7.57      8.82       49,871
  ----------------------------------------------------------------------------
  MSF - MFS TOTAL RETURN - CLASS A
     05/01/2003    to    12/31/2004             34.05     38.42       64,286
     01/01/2004    to    12/31/2004             38.42     42.15      110,572
  ----------------------------------------------------------------------------
  MSF - JENNISON GROWTH - CLASS B
     05/01/2004    to    12/31/2004              9.64     10.48    1,028,049
  ----------------------------------------------------------------------------
  MSF - MET/PUTNAM VOYAGER - CLASS A
     09/11/2000    to    12/31/2000             10.00      7.34       22,721
     01/01/2001    to    12/31/2001              7.34      5.01      109,052
     01/01/2002    to    12/31/2002              5.01      3.51       85,734
     01/01/2003    to    12/31/2003              3.51      4.36       86,409
     01/01/2004    to    12/31/2004              4.36      4.51       75,528
  ----------------------------------------------------------------------------
  MSF - MET/PUTNAM VOYAGER - CLASS B
     05/01/2003    to    12/31/2003             10.00     11.73       62,193
     01/01/2004    to    12/31/2004             11.73     12.11       91,991
  ----------------------------------------------------------------------------
  MSF - SALOMON BROS STRATEGIC BOND - CLASS A
     05/01/2004    to    12/31/2004             19.04     20.23       69,596
  ----------------------------------------------------------------------------
  MSF - T. ROWE PRICE LARGE CAP - CLASS A
     05/01/2004    to    12/31/2004             11.28     12.24    1,353,696
  ----------------------------------------------------------------------------
  MSF - T. ROWE PRICE SMALL CAP - CLASS A
     05/01/2004    to    12/31/2004             12.53     13.38      361,121
  ----------------------------------------------------------------------------
  MFS EMERGING GROWTH SERIES INITIAL CLASS
  (NOW MET SERIES FUND T. ROWE PRICE LARGE CAP GROWTH)
     01/01/1998    to    12/31/19980            10.00     13.23      539,659
     01/01/1999    to    12/31/1999             13.23     23.06    1,237,361
     01/01/2000    to    12/31/2000             23.06     18.28    1,710,417
     01/01/2001    to    12/31/2001             18.28     11.99    1,651,486
     01/01/2002    to    12/31/2002             11.99      7.83    1,337,953
     01/01/2003    to    12/31/2003              7.83     10.06    1,168,700
     01/01/2004    to    04/30/2004             10.06     10.27    1,091,223
  ----------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                          AUV AT    AUV AT   ACCUM. UNITS
                                         BEGINNING    END       END OF
                                         OF PERIOD OF PERIOD    PERIOD
      -------------------------------------------------------------------
      MFS STRATEGIC INCOME SERIES INITIAL CLASS
      (NOW MET SERIES FUND SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES)
         01/01/1998    to    12/31/1998    10.00     10.67        2,082
         01/01/1999    to    12/31/1999    10.67     10.26        7,473
         01/01/2000    to    12/31/2000    10.26     10.61       14,766
         01/01/2001    to    12/31/2001    10.61     10.96       20,273
         01/01/2002    to    12/31/2002    10.96     11.72      141,790
         01/01/2003    to    12/31/2003    11.72     12.75      136,455
         01/01/2004    to    04/30/2004    12.75     12.73      126,381
      -------------------------------------------------------------------
      MFS/VIT INVESTORS TRUST SERIES INITIAL CLASS
         01/01/1998    to    12/31/1998    10.00     12.07      581,434
         01/01/1999    to    12/31/1999    12.07     12.70    1,373,014
         01/01/2000    to    12/31/2000    12.70     12.50    2,041,279
         01/01/2001    to    12/31/2001    12.50     10.36    2,514,762
         01/01/2002    to    12/31/2002    10.36      8.07    2,271,135
         01/01/2003    to    12/31/2003     8.07      9.73    2,198,563
         01/01/2004    to    12/31/2004     9.73     10.68    1,775,231
      -------------------------------------------------------------------
      MFS HIGH INCOME SERIES INITIAL CLASS
         01/01/1998    to    12/31/1998    10.00      9.85      219,209
         01/01/1999    to    12/31/1999     9.85     10.33      437,876
         01/01/2000    to    12/31/2000    10.33      9.51      546,225
         01/01/2001    to    12/31/2001     9.51      9.57      780,005
         01/01/2002    to    12/31/2002     9.57      9.68      853,177
         01/01/2003    to    12/31/2003     9.68     11.26      863,525
         01/01/2004    to    12/31/2004    11.26     12.12      676,432
      -------------------------------------------------------------------
      MFS/VIT RESEARCH SERIES INITIAL CLASS
      (NOW MIST OPPENHEIMER CAPITAL APPRECIATION)
         01/01/1998    to    12/31/1998    10.00     12.17      464,786
         01/01/1999    to    12/31/1999    12.17     14.89    1,098,586
         01/01/2000    to    12/31/2000    14.89     13.97    1,487,387
         01/01/2001    to    12/31/2001    13.97     10.85    1,538,541
         01/01/2002    to    12/31/2002    10.85      8.07    1,234,964
         01/01/2003    to    12/31/2003     8.07      9.93    1,049,818
         01/01/2004    to    12/31/2004     9.93     10.12    1,008,156
      -------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                          AUV AT    AUV AT   ACCUM. UNITS
                                         BEGINNING    END       END OF
                                         OF PERIOD OF PERIOD    PERIOD
      -------------------------------------------------------------------
      MFS BOND SERIES INITIAL CLASS
      (NOW MIST PIMCO TOTAL RETURN)
         05/15/1998    to    12/31/1998    10.00     10.49       16,538
         01/01/1999    to    12/31/1999    10.49     10.18       21,525
         01/01/2000    to    12/31/2000    10.18     10.97      148,025
         01/01/2001    to    12/31/2001    10.97     11.76      147,949
         01/01/2002    to    12/31/2002    11.76     12.63      100,188
         01/01/2003    to    12/31/2003    12.63     13.62       74,664
         01/01/2004    to    12/31/2004    13.62     13.59       65,273
      -------------------------------------------------------------------
      OPPENHEIMER BOND FUND/VA
      (NOW MET SERIES FUND STATE STREET RESEARCH BOND INCOME)
         01/01/1998    to    12/31/1998    10.00     10.53      401,990
         01/01/1999    to    12/31/1999    10.53     10.23    1,030,539
         01/01/2000    to    12/31/2000    10.23     10.70    1,183,539
         01/01/2001    to    12/31/2001    10.70     11.37    1,161,929
         01/01/2002    to    12/31/2002    11.37     12.23    1,151,840
         01/01/2003    to    12/31/2003    12.23     12.88      942,696
         01/01/2004    to    04/30/2004    12.88     12.87      907,918
      -------------------------------------------------------------------
      OPPENHEIMER CAPITAL APPRECIATION FUND/VA
         01/01/1998    to    12/31/1998    10.00     12.23       97,161
         01/01/1999    to    12/31/1999    12.23     17.09      436,692
         01/01/2000    to    12/31/2000    17.09     16.81      721,879
         01/01/2001    to    12/31/2001    16.81     14.49      772,904
         01/01/2002    to    12/31/2002    14.49     10.45      643,117
         01/01/2003    to    12/31/2003    10.45     13.50      685,140
         01/01/2004    to    12/31/2004    13.50     14.23      535,465
      -------------------------------------------------------------------
      OPPENHEIMER HIGH INCOME FUND/VA
      (NOW MIST LORD ABBETT BOND DEBENTURE)
         01/01/1998    to    12/31/1998    10.00      9.89       78,513
         01/01/1999    to    12/31/1999     9.89     10.17      238,266
         01/01/2000    to    12/31/2000    10.17      9.66      294,225
         01/01/2001    to    12/31/2001     9.66      9.71      298,630
         01/01/2002    to    12/31/2002     9.71      9.35      272,760
         01/01/2003    to    12/31/2003     9.35     11.42      275,782
         01/01/2004    to    04/30/2004    11.42     11.56      231,643
      -------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                          AUV AT    AUV AT   ACCUM. UNITS
                                         BEGINNING    END       END OF
                                         OF PERIOD OF PERIOD    PERIOD
      -------------------------------------------------------------------
      OPPENHEIMER MAIN STREET GROWTH AND INCOME FUND/VA
      (NOW MIST LORD ABBETT GROWTH AND INCOME)
         01/01/1998    to    12/31/1998    10.00     10.33      284,830
         01/01/1999    to    12/31/1999    10.33     12.39      618,771
         01/01/2000    to    12/31/2000    12.39     11.15    1,218,285
         01/01/2001    to    12/31/2001    11.15      9.88    1,357,695
         01/01/2002    to    12/31/2002     9.88      7.91    1,030,883
         01/01/2003    to    12/31/2003     7.91      9.88      955,112
         01/01/2004    to    04/30/2004     9.88      9.89      930,357
      -------------------------------------------------------------------
      OPPENHEIMER STRATEGIC BOND FUND/VA
      (NOW MIST PIMCO TOTAL RETURN)
         01/01/1998    to    12/31/1998    10.00     10.15      107,869
         01/01/1999    to    12/31/1999    10.15     10.29      306,527
         01/01/2000    to    12/31/2000    10.29     10.42      364,302
         01/01/2001    to    12/31/2001    10.42     10.77      338,891
         01/01/2002    to    12/31/2002    10.77     11.41      299,605
         01/01/2003    to    12/31/2003    11.41     13.29      260,052
         01/01/2004    to    04/30/2004    13.29     13.24      235,162
      -------------------------------------------------------------------
      PUTNAM VT EQUITY INCOME CLASS IB
         05/01/2003    to    12/31/2003    10.00     12.04       79,685
         01/01/2004    to    12/31/2004    12.04     13.27      179,474
      -------------------------------------------------------------------
      PUTNAM VT GROWTH & INCOME CLASS IB
         05/01/2003    to    12/31/2003     9.15     11.26      156,210
         01/01/2004    to    12/31/2004    11.26     12.34      143,453
      -------------------------------------------------------------------
      SCUDDER SVS II DREMAN HIGH RETURN EQUITY CLASS A
      (NOW MIST LORD ABBETT GROWTH AND INCOME)
         05/15/1998    to    12/31/1998    10.00     10.49        9,223
         01/01/1999    to    12/31/1999    10.49      9.19       18,808
         01/01/2000    to    12/31/2000     9.19     11.83       11,685
         01/01/2001    to    12/31/2001    11.83     11.86       11,398
         01/01/2002    to    12/31/2002    11.86      9.58       26,662
         01/01/2003    to    12/31/2003     9.58     12.47       18,967
         01/01/2004    to    04/30/2004    12.47     12.44       18,839
      -------------------------------------------------------------------
      SCUDDER SVS II GOVERNMENT SECURITIES CLASS A
         01/01/1998    to    12/31/1998    10.00     10.56       59,712
         01/01/1999    to    12/31/1999    10.56     10.48      218,804
         01/01/2000    to    12/31/2000    10.48     11.47      201,531
         01/01/2001    to    12/31/2001    11.47     12.24      227,714
         01/01/2002    to    12/31/2002    12.24     13.04      260,901
         01/01/2003    to    12/31/2003    13.04     13.15      190,394
         01/01/2004    to    12/31/2004    13.15     13.46      135,211
      -------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                          AUV AT    AUV AT   ACCUM. UNITS
                                         BEGINNING    END       END OF
                                         OF PERIOD OF PERIOD    PERIOD
      -------------------------------------------------------------------
      SCUDDER SVS II SMALL CAP GROWTH CLASS A
         01/01/1998    to    12/31/1998    10.00     11.68      76,492
         01/01/1999    to    12/31/1999    11.68     15.49     113,560
         01/01/2000    to    12/31/2000    15.49     13.64     249,067
         01/01/2001    to    12/31/2001    13.64      9.58     262,419
         01/01/2002    to    12/31/2002     9.58      6.29     236,462
         01/01/2003    to    12/31/2003     6.29      8.24     245,672
         01/01/2004    to    12/31/2004     8.24      9.02     202,226
      -------------------------------------------------------------------
      SCUDDER SVS II DREMAN SMALL CAP VALUE CLASS A
         01/01/1998    to    12/31/1998    10.00      8.75     245,092
         01/01/1999    to    12/31/1999     8.75      8.87     496,083
         01/01/2000    to    12/31/2000     8.87      9.10     518,884
         01/01/2001    to    12/31/2001     9.10     10.58     524,101
         01/01/2002    to    12/31/2002    10.58      9.25     495,020
         01/01/2003    to    12/31/2003     9.25     12.95     407,422
         01/01/2004    to    12/31/2004    12.95     16.10     245,905
      -------------------------------------------------------------------

DISCONTINUED INVESTMENT PORTFOLIOS. The following investment portfolios are no longer available under any of the products described herein for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) Scudder Variable Series II: Scudder Government Securities Portfolio (Class A) (closed May 1, 2002); Scudder Small Cap Growth Portfolio (Class A) (closed May 1, 2002); and SVS Dreman Small Cap Value Portfolio (Class A) (closed May 1, 2002 and subsequently substituted); (b) Metropolitan Series Fund, Inc. (Class
B) ("MSF"): Capital Guardian U.S. Equity Portfolio; Davis Venture Value Portfolio (Class E); MFS(R) Total Return Portfolio; MFS(R) Investors Trust Portfolio; and Met Investors Series Trust (Class B) ("MIST"): MFS(R) Research International Portfolio and T. Rowe Price Mid Cap Growth Portfolio were closed as of May 1, 2003; (c) MSF (Class B): FI International Stock Portfolio was closed December 19, 2003; (d) MIST: Third Avenue Small Cap Value Portfolio (Class A) (closed May 1, 2005); (e) MSF: Jennison Growth Portfolio (Class B) (closed May 1, 2005).


Effective as of April 28, 2003, the General American Money Market Fund was merged into the State Street Research Money Market Portfolio of Metropolitan Series Fund, Inc. and the following investment portfolios of the Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into the Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into the MFS(R) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into the Lord Abbett Growth Opportunities Portfolio.

Effective as of May 1, 2004, the following investment portfolios were replaced:
(a) AIM Variable Insurance Fund: AIM VI Premier Equity Fund (Series I) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of Met Investors Series Trust ("MIST"); (b) AllianceBernstein Variable Products Series Fund, Inc.: AllianceBernstein Premier Growth Portfolio (Class A) was replaced with the Janus Aggressive Growth Portfolio (Class A) of MIST; (c) Franklin Templeton Variable Insurance Products Trust (Class 1): Franklin Large Cap Growth Securities Fund was replaced with the T. Rowe Price Large Cap Growth Portfolio (Class A) for Metropolitan Series Fund, Inc. ("MSF"); Franklin Small Cap Fund was replaced with the T. Rowe Price Small Cap Growth Portfolio (Class
A) of MSF; Mutual Shares Securities Fund (Class 1 and Class 2) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of MIST; Templeton Global Income Securities Fund was replaced with the PIMCO Total Return Portfolio (Class A) of MIST; (d) MFS(R) Variable Insurance Trust (Initial Class): MFS(R) Bond Series was replaced with the PIMCO Total Return Portfolio (Class A) of MIST; MFS(R) Emerging Growth Series was replaced with the T. Rowe Price Large Cap Growth Portfolio (Class A) of MSF; MFS(R) Research Series was replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of MIST; MFS(R) Strategic Income Series was replaced with the Salomon Brothers Strategic Bond Opportunities Portfolio
(Class A) of MSF; (e) Oppenheimer Variable Account Funds (Class A): Oppenheimer Bond Fund/VA was replaced with the State Street Research Bond Income Portfolio (Class A) of MSF; Oppenheimer High Income Fund/VA was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of MIST; Oppenheimer Main Street Fund/VA was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of MIST; Oppenheimer Strategic Bond Fund/VA was replaced with the PIMCO Total Return Portfolio (Class A) of MIST; (f) Scudder Variable Series II: SVS Dreman High Return Equity Portfolio (Class A) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of MIST.


Effective September 3, 2004, the Equity Income Portfolio of the First American Insurance Portfolios, Inc. was liquidated. Effective as of November 22, 2004, the J.P. Morgan Quality Bond Portfolio (Class A) of the Met Investors Series Trust was merged into the PIMCO Total Return Portfolio (Class A) of the Met Investors Series Trust and the J.P. Morgan Select Equity Portfolio (Class A) of the Met Investors Series Trust was merged into the Capital Guardian U.S. Equity Portfolio (Class A) of the Metropolitan Series Fund, Inc. Effective as of May 1, 2005, the Met/Putnam Voyager Portfolio (Class B) of the Metropolitan Series Fund, Inc. merged into the Jennison Growth Portfolio (Class B) of the Metropolitan Series Fund, Inc.



Effective as of May 1, 2005, the following investment portfolios were replaced:
(a) AllianceBernstein Variable Products Series Fund, Inc.: the AllianceBernstein Real Estate Investment Portfolio (Class A) was replaced with the Neuberger Berman Real Estate Portfolio (Class A) of the Met Investors Series Trust; (b) MFS(R) Variable Insurance Trust: the MFS(R) High Income Series (Initial Class) was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of the Met Investors Series Trust and the MFS(R) Investors Trust Series (Initial Class) was replaced with the

Oppenheimer Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust; (c) Oppenheimer Variable Account Funds: the Oppenheimer Capital Appreciation Fund/VA (Class A) (closed for Premier Adviser and Prevail Contracts effective May 1, 2004) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust; (d) Scudder Variable Series II: the SVS Dreman Small Cap Value Portfolio (Class A) (closed effective May 1, 2002) was replaced with the Third Avenue Small Cap Value Portfolio (Class A) of the Met Investors Series Trust; (e) Fidelity Variable Insurance Products: the VIP Contrafund(R) Portfolio (Initial Class) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Met Investors Series Trust.


YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS
PART 1. INVESTMENT OBJECTIVES

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

CERTAIN PORTFOLIOS MAY NOT BE AVAILABLE WITH YOUR CONTRACT. SEE PART 2 OF THIS APPENDIX FOR A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT.


AIM VARIABLE INSURANCE FUNDS (SERIES 1 SHARES)


AIM Variable Insurance Funds is a mutual fund with multiple portfolios. A I M Advisors, Inc. is the investment adviser to each portfolio. The following Series I portfolios are available under the contract:

AIM V.I. CAPITAL APPRECIATION FUND

INVESTMENT OBJECTIVE: The Fund's investment objective is growth of capital.

AIM V.I. INTERNATIONAL GROWTH FUND


INVESTMENT OBJECTIVE: The Fund's investment objective is to provide long-term growth of capital.





FIDELITY VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)


Fidelity Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. FMR Co., Inc. is the subadviser for the fund. The following Initial Class portfolios are available under the contract:



VIP EQUITY-INCOME PORTFOLIO


INVESTMENT OBJECTIVE: The Equity-Income Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.


VIP GROWTH PORTFOLIO

INVESTMENT OBJECTIVE: The Growth Portfolio seeks to achieve capital appreciation.

VIP GROWTH & INCOME PORTFOLIO

INVESTMENT OBJECTIVE: The Growth & Income
Portfolio seeks high total return through a combination of current income and capital appreciation.

VIP GROWTH OPPORTUNITIES PORTFOLIO

INVESTMENT OBJECTIVE: The Growth Opportunities Portfolio seeks to provide capital growth.



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1)

Franklin Templeton Variable Insurance Products Trust currently consists of 24 separate series. Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund; Templeton Global Advisors Limited is the investment adviser for the Templeton Growth Securities Fund; and Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Securities Fund. The following Class 1 portfolios are available under the contract:

TEMPLETON DEVELOPING MARKETS SECURITIES FUND


INVESTMENT OBJECTIVE: The Fund's investment goal is long-term capital appreciation. The Fund normally invests at least 80% of its net assets in emerging market investments, and invests primarily to predominantly in equity securities.

TEMPLETON FOREIGN SECURITIES FUND


INVESTMENT OBJECTIVE: The Fund's investment goal is long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.


TEMPLETON GROWTH SECURITIES FUND


INVESTMENT OBJECTIVE: The Templeton Growth Securities Fund seeks long-term capital growth. The fund normally invests mainly in the equity securities of companies located anywhere in the world, including those in the U.S. and emerging markets.


MET INVESTORS SERIES TRUST (CLASS A OR CLASS B (AS NOTED))

Met Investors Series Trust is managed by Met Investors Advisory, LLC, which is an affiliate of MetLife Investors. Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory, LLC has engaged subadvisers to provide investment advice for the individual portfolios. The following Class A or Class B (as noted) portfolios are available under the contract:

JANUS AGGRESSIVE GROWTH PORTFOLIO

SUBADVISER: Janus Capital Management LLC

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.



LORD ABBETT AMERICA'S VALUE PORTFOLIO (CLASS B)

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: The Lord Abbett America's Value Portfolio seeks current income and capital appreciation.

LORD ABBETT BOND DEBENTURE PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks to provide high current income and the opportunity for capital appreciation to produce a high total return.

LORD ABBETT GROWTH AND INCOME PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: The Lord Abbett Growth and Income Portfolio seeks to achieve long-term growth of capital and income without excessive fluctuation in market value.

LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: The Lord Abbett Growth Opportunities Portfolio seeks capital appreciation.

LORD ABBETT MID-CAP VALUE PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: The Lord Abbett Mid-Cap Value Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

MFS(R) RESEARCH INTERNATIONAL PORTFOLIO


SUBADVISER: Massachusetts Financial Service Company


INVESTMENT OBJECTIVE: The MFS(R) Research International Portfolio seeks capital appreciation.


NEUBERGER BERMAN REAL ESTATE PORTFOLIO



SUBADVISER: Neuberger Berman Management, Inc.



INVESTMENT OBJECTIVE: The Neuberger Berman Real Estate Portfolio seeks to provide total return through investment in real estate securities, emphasizing both capital appreciation and current income.


OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

SUBADVISER: OppenheimerFunds, Inc.

INVESTMENT OBJECTIVE: The Fund seeks capital appreciation by investing in securities of well-known established companies.


OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO (CLASS B)



SUBADVISER: OppenheimerFunds, Inc.



INVESTMENT OBJECTIVE: The Fund seeks capital appreciation by investing in securities of well-known established companies.


PIMCO TOTAL RETURN PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: Seeks maximum total return, consistent with the preservation of capital and prudent investment management.

MET/PUTNAM CAPITAL OPPORTUNITIES PORTFOLIO

SUBADVISER: Putnam Investment Management, LLC

INVESTMENT OBJECTIVE: The Met/Putnam Capital Opportunities Portfolio seeks to provide a high total return from a portfolio of equity securities of small companies.


VAN KAMPEN COMSTOCK PORTFOLIO (CLASS B)



SUBADVISER: Morgan Stanley Investment Management Inc. dba Van Kampen Asset Management



INVESTMENT OBJECTIVE: The Van Kampen Comstock Portfolio seeks capital growth and income.


METROPOLITAN SERIES FUND, INC.

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers, LLC, has engaged subadvisers to provide investment advice for the individual portfolios. The following Class A or Class B portfolios are available under the contract:


BLACKROCK BOND INCOME PORTFOLIO (CLASS A AND CLASS B)



SUBADVISER: BlackRock Advisors, Inc.



INVESTMENT OBJECTIVE: Seeks competitive total return primarily from investing in fixed-income securities.



BLACKROCK MONEY MARKET PORTFOLIO (CLASS A)



SUBADVISER: BlackRock Advisors, Inc.



INVESTMENT OBJECTIVE: Seeks high level of current income consistent with preservation of capital.


CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO (CLASS A)


SUBADVISER: Capital Guardian Trust Company



INVESTMENT OBJECTIVE: The investment objective of the Capital Guardian U.S. Equity Portfolio is long-term growth of capital.


DAVIS VENTURE VALUE PORTFOLIO (CLASS A)


SUBADVISER: Davis Selected Advisers, L.P.


INVESTMENT OBJECTIVE: The investment objective of the Davis Venture Value Series is growth of capital.


FI INTERNATIONAL STOCK PORTFOLIO (CLASS A)



SUBADVISER: Fidelity Management & Research Company


INVESTMENT OBJECTIVE: The FI International Stock Portfolio seeks long-term growth of capital. The portfolio normally invests mostly in the common stocks of companies outside the United States.


JENNISON GROWTH PORTFOLIO (CLASS A)



SUBADVISER: Jennison Associates LLC



INVESTMENT OBJECTIVES: The Jennison Growth Portfolio seeks long-term growth of capital.


MFS(R) TOTAL RETURN PORTFOLIO (CLASS A)


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS(R) Total Return Portfolio seeks a favorable total return through investment in a diversified portfolio.




OPPENHEIMER GLOBAL EQUITY PORTFOLIO (CLASS B)



SUBADVISER: OppenheimerFunds, Inc.



INVESTMENT OBJECTIVE: The Oppenheimer Global Equity Portfolio seeks capital appreciation.


SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES PORTFOLIO (CLASS A)


SUBADVISER: Salomon Brothers Asset Management Inc


INVESTMENT OBJECTIVE: Seeks a high level of total return consistent with preservation of capital.



T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO (CLASS A)

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: Seeks long term growth of capital and, secondarily, dividend income.

T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO (CLASS A)

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: Seeks long-term capital growth

PUTNAM VARIABLE TRUST (CLASS IB)

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, Inc. is the investment adviser to each portfolio. The following Class IB portfolios are available under the contract:

PUTNAM VT EQUITY INCOME FUND

INVESTMENT OBJECTIVE: The Fund seeks current income. Capital growth is a secondary objective when consistent with seeking current income.

PUTNAM VT GROWTH AND INCOME FUND

INVESTMENT OBJECTIVE: The Fund seeks capital growth and current income. The Fund seeks its goals by investing mainly in common stocks of U.S. companies with a focus on value stocks that offer the potential for capital growth, current income or both.

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS
PART 2. PORTFOLIOS AVAILABLE WITH YOUR CONTRACT

If you purchased the COVA VARIABLE ANNUITY, the following portfolios are available:

MET INVESTORS SERIES TRUST (CLASS A OR CLASS B (AS NOTED))



 Lord Abbett America's Value Portfolio (Class B)
 Lord Abbett Bond Debenture Portfolio
 Lord Abbett Growth and Income Portfolio
 Lord Abbett Growth Opportunities Portfolio
 Lord Abbett Mid-Cap Value Portfolio
 MFS(R) Research International Portfolio

 Oppenheimer Capital Appreciation Portfolio (Class B)

 PIMCO Total Return Portfolio
 Met/Putnam Capital Opportunities Portfolio

 Van Kampen Comstock Portfolio (Class B)


METROPOLITAN SERIES FUND, INC. (CLASS A OR CLASS B (AS NOTED))


 BlackRock Bond Income Portfolio (Class B)


 BlackRock Money Market Portfolio

 Capital Guardian U.S. Equity Portfolio
 Davis Venture Value Portfolio
 MFS(R) Total Return Portfolio



 Oppenheimer Global Equity Portfolio (Class B)

 T. Rowe Price Small Cap Growth Portfolio

PUTNAM VARIABLE TRUST (CLASS IB)

 Putnam VT Equity Income Fund
 Putnam VT Growth and Income Fund

CLOSED PORTFOLIOS FOR THIS PRODUCT*

 AIM V.I. Capital Appreciation Fund (Class A) 5/1/02
 AIM V.I. International Growth Portfolio (Class A) 5/1/02
 Templeton Growth Securities Fund (Class A) 5/1/02
 Templeton Foreign Securities Fund (Class A) 5/1/03
 MFS(R) Investors Trust Portfolio (Class B) 5/1/03
 T. Rowe Price Mid Cap Growth Fund (Class B) 5/1/03
 Capital Guardian U.S. Equity Portfolio (Class B) 5/1/03
 Davis Venture Value Portfolio (Class E) 5/1/03
 MFS(R) Total Return Portfolio (Class B) 5/1/03
 MFS(R) Research International Portfolio (Class B) 5/1/03
 FI International Stock Portfolio (Class B) 12/19/03
 T. Rowe Price Large Cap Growth Portfolio (Class A) 5/1/04

 Jennison Growth Portfolio (Class B) 5/1/05

--------------------------------------------------------------------------------

If you purchased the FIRSTAR SUMMIT VARIABLE ANNUITY, the following portfolios are available:


AIM VARIABLE INSURANCE FUNDS (SERIES 1 SHARES)


 AIM V.I. Capital Appreciation Fund
 AIM V.I. International Growth Fund



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1)

 Templeton Developing Markets Securities Fund
 Templeton Foreign Securities Fund

MET INVESTORS SERIES TRUST (CLASS A)



 Lord Abbett Bond Debenture Portfolio
 Lord Abbett Growth and Income Portfolio
 MFS(R) Research International Portfolio

 Oppenheimer Capital Appreciation Portfolio

 PIMCO Total Return Portfolio
 Met/Putnam Capital Opportunities Portfolio

METROPOLITAN SERIES FUND, INC. (CLASS A)


 BlackRock Money Market Portfolio


 FI International Stock Portfolio




 Jennison Growth Portfolio



--------------------------------------------------------------------------------

If you purchased a PREMIER ADVISOR VARIABLE ANNUITY, the following portfolios are available:


AIM VARIABLE INSURANCE FUNDS (SERIES 1 SHARES)


 AIM V.I. Capital Appreciation Fund
 AIM V.I. International Growth Fund

FIDELITY VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)



 VIP Equity-Income Portfolio
 VIP Growth Portfolio
 VIP Growth & Income Portfolio
 VIP Growth Opportunities Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1)

 Templeton Developing Markets Securities Fund
 Templeton Foreign Securities Fund
 Templeton Growth Securities Fund

MET INVESTORS SERIES TRUST (CLASS A)

 Janus Aggressive Growth Portfolio


 Lord Abbett Bond Debenture Portfolio
 Lord Abbett Growth and Income Portfolio
 Lord Abbett Growth Opportunities Portfolio
 Lord Abbett Mid-Cap Value Portfolio
 MFS(R) Research International Portfolio

 Neuberger Berman Real Estate Portfolio

 Oppenheimer Capital Appreciation Portfolio
 PIMCO Total Return Portfolio
 Met/Putnam Capital Opportunities Portfolio

METROPOLITAN SERIES FUND, INC. (CLASS A)


 BlackRock Bond Income Portfolio


 BlackRock Money Market Portfolio


 Capital Guardian U.S. Equity Portfolio

 Salomon Brothers Strategic Bond
   Opportunities Portfolio


 T. Rowe Price Large Cap Growth Portfolio
 T. Rowe Price Small Cap Growth Portfolio


--------------------------------------------------------------------------------

If you purchased a DESTINY SELECT VARIABLE ANNUITY, the following portfolios are available:


AIM VARIABLE INSURANCE FUNDS (SERIES 1 SHARES)


 AIM V.I. Capital Appreciation Fund
 AIM V.I. International Growth Fund



FIDELITY VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)



 VIP Equity-Income Portfolio
 VIP Growth Portfolio
 VIP Growth & Income Portfolio
 VIP Growth Opportunities Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1)

 Templeton Developing Markets Securities Fund
 Templeton Foreign Securities Fund
 Templeton Growth Securities Fund

MET INVESTORS SERIES TRUST (CLASS A)

 Janus Aggressive Growth Portfolio
 Lord Abbett Bond Debenture Portfolio
 Lord Abbett Growth and Income Portfolio
 Lord Abbett Growth Opportunities Portfolio
 Lord Abbett Mid-Cap Value Portfolio
 MFS(R) Research International Portfolio

 Neuberger Berman Real Estate Portfolio

 Oppenheimer Capital Appreciation Portfolio
 PIMCO Total Return Portfolio
 Met/Putnam Capital Opportunities Portfolio

METROPOLITAN SERIES FUND, INC. (CLASS A)


 BlackRock Money Market Portfolio


 Capital Guardian U.S. Equity Portfolio

 Salomon Brothers Strategic Bond Opportunities Portfolio


 T. Rowe Price Large Cap Growth Portfolio



CLOSED PORTFOLIOS FOR THIS PRODUCT*

 Scudder Government Securities Portfolio (Class A) 5/1/02
 Scudder Small Cap Growth Portfolio (Class A) 5/1/02



 Third Avenue Small Cap Value Portfolio (Class A) 5/1/05

--------------------------------------------------------------------------------

If you purchased a PREVAIL VARIABLE ANNUITY, the following portfolios are available:


AIM VARIABLE INSURANCE FUNDS (SERIES 1 SHARES)


 AIM V.I. Capital Appreciation Fund
 AIM V.I. International Growth Fund

FIDELITY VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)



 VIP Equity-Income Portfolio
 VIP Growth Portfolio
 VIP Growth & Income Portfolio
 VIP Growth Opportunities Portfolio

MET INVESTORS SERIES TRUST (CLASS A)



 Lord Abbett Bond Debenture Portfolio
 Lord Abbett Growth and Income Portfolio
 Lord Abbett Growth Opportunities Portfolio
 Lord Abbett Mid-Cap Value Portfolio
 MFS(R) Research International Portfolio
 Oppenheimer Capital Appreciation Portfolio
 PIMCO Total Return Portfolio
 Met/Putnam Capital Opportunities Portfolio

METROPOLITAN SERIES FUND, INC. (CLASS A)


 BlackRock Bond Income Portfolio


 BlackRock Money Market Portfolio


 Capital Guardian U.S. Equity Portfolio

 Salomon Brothers Strategic Bond Opportunities Portfolio


 T. Rowe Price Large Cap Growth Portfolio



*These portfolios are closed for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing).

                      STATEMENT OF ADDITIONAL INFORMATION

                    INDIVIDUAL FIXED AND VARIABLE DEFERRED

                               ANNUITY CONTRACT

                                   ISSUED BY

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                                      AND

                   METLIFE INVESTORS LIFE INSURANCE COMPANY


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2005, FOR THE INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACT WHICH IS DESCRIBED HEREIN.


THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL OR WRITE THE COMPANY AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496.


THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2005.



MLI 39100 COVA

                   TABLE OF CONTENTS                   PAGE

                   COMPANY............................... 3

                   EXPERTS............................... 3

                   CUSTODIAN............................. 3

                   LEGAL OPINIONS........................ 3

                   DISTRIBUTION.......................... 3

                   CALCULATION OF PERFORMANCE INFORMATION 4
                      Total Return....................... 4
                      Historical Unit Values............. 4
                      Reporting Agencies................. 5

                   ANNUITY PROVISIONS.................... 5
                      Variable Annuity................... 5
                      Fixed Annuity...................... 5
                      Annuity Unit Value................. 5
                      Net Investment Factor.............. 5
                      Mortality and Expense Guarantee.... 6

                   TAX STATUS OF THE CONTRACTS........... 6

                   FINANCIAL STATEMENTS.................. 6

COMPANY


MetLife Investors Insurance Company (MetLife Investors) was incorporated on August 17, 1981, as Assurance Life Company, a Missouri corporation, and changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased MetLife Investors which on that date changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent company of General American Life. Cova Financial Life Insurance Services Company changed its name to MetLife Investors Insurance Company on February 12, 2001. On December 31, 2002, MetLife Investors became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. MetLife is a leading provider of insurance and financial products and services to individual and group customers.


The Company presently is licensed to do business in the District of Columbia and all states except Maine, New Hampshire, New York and Vermont.


We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.


EXPERTS




The financial statements of the sub-accounts of the Separate Account included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 100 South 4th Street, St. Louis, Missouri 63102.



The consolidated financial statements of the Company included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the change in method of accounting for certain non-traditional long duration contracts and separate accounts, and for embedded derivatives in certain insurance products as required by new accounting guidance), and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 E. Kennedy Boulevard, Tampa, Florida 33602.


CUSTODIAN

MetLife Investors Insurance Company, 22 Corporate Plaza Drive, Newport Beach, CA 92660 is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.

LEGAL OPINIONS




Legal matters in connection with the contracts have been passed on by Richard
C. Pearson, General Counsel of MetLife Investors Insurance Company. Sutherland Asbill & Brennan LLP, Washington, DC has provided advice on certain matters relating to the federal securities laws in connection with the contracts.


DISTRIBUTION




Information about the distribution of the contracts is contained in the prospectus. (See "Other Information -- Distribution of Contracts.") Additional information is provided below.



The contracts are not currently offered for sale.



MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Missouri corporation and its home office is located at 22 Corporate Plaza Drive, Newport Beach, California 92660. In December 2004 MetLife Investors Distribution Company, a Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of NASD, Inc. Distributor is not a member of the Securities Investor Protection Corporation. Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.

Distributor (including its predecessor) received sales compensation with respect to all contracts issued from the Separate Account in the following amounts during the periods indicated:



                                                              AGGREGATE
                                                              AMOUNT OF
                                   AGGREGATE                 COMMISSIONS
                                   AMOUNT OF                 RETAINED BY
                                  COMMISSIONS             DISTRIBUTOR AFTER
                                    PAID TO                  PAYMENTS TO
FISCAL YEAR                       DISTRIBUTOR               SELLING FIRMS
-----------                       -----------             -----------------
2002                              $52,870,329                    $0
2003                              $91,980,954                    $0
2004                              $80,238,318                    $0



Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing and other expenses of distributing the contracts.


CALCULATION OF PERFORMANCE INFORMATION

TOTAL RETURN

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Premium, a .15% Administrative Expense Charge, the expenses for the underlying investment portfolio being advertised and any applicable Contract Maintenance Charges and Withdrawal Charges.


The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable Contract Maintenance Charges and any applicable Withdrawal Charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:


   P (1 + T)/n/ = ERV

Where:

   P  =  a hypothetical initial payment of $1,000

   T  =  average annual total return

   n  =  number of years

   ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the time periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any Withdrawal Charge. The deduction of any Withdrawal Charge would reduce any percentage increase or make greater any percentage decrease.

You should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what your total return may be in any future period.

HISTORICAL UNIT VALUES

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

REPORTING AGENCIES

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

ANNUITY PROVISIONS

VARIABLE ANNUITY

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio(s) of the Separate Account. At the Annuity Date, the Contract Value in each investment portfolio will be applied to the applicable Annuity Tables. The Annuity Table used will depend upon the Annuity Option chosen. If, as of the Annuity Date, the then current Annuity Option rates applicable to this class of Contracts provide a first Annuity Payment greater than guaranteed under the same Annuity Option under this Contract, the greater payment will be made. The dollar amount of Annuity Payments after the first is determined as follows:

(1)the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.

(2)the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

The total dollar amount of each Variable Annuity Payment is the sum of all investment portfolios' Variable Annuity Payments reduced by the applicable Contract Maintenance Charge.

FIXED ANNUITY

A fixed annuity is a series of payments made during the Annuity Period which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The General Account Value on the day immediately preceding the Annuity Date will be used to determine the Fixed Annuity monthly payment. The first monthly Annuity Payment will be based upon the Annuity Option elected and the appropriate Annuity Option Table.

ANNUITY UNIT VALUE

The value of an Annuity Unit for each investment portfolio was arbitrarily set initially at $10. This was done when the first investment portfolio shares were purchased. The investment portfolio Annuity Unit value at the end of any subsequent Valuation Period is determined by multiplying the investment portfolio Annuity Unit value for the immediately preceding Valuation Period by the product of (a) the Net Investment Factor for the day for which the Annuity Unit value is being calculated, and (b) 0.999919.

NET INVESTMENT FACTOR

The Net Investment Factor for any investment portfolio for any Valuation Period is determined by dividing:

(a)the Accumulation Unit value as of the close of the current Valuation Period, by

(b)the Accumulation Unit value as of the close of the immediately preceding Valuation Period.

The Net Investment Factor may be greater or less than one, as the Annuity Unit value may increase or decrease.

MORTALITY AND EXPENSE GUARANTEE

The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.

TAX STATUS OF THE CONTRACTS

Tax law imposed several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

DIVERSIFICATION REQUIREMENTS. The Internal Revenue Code (Code) requires that the investments of each investment division of the separate account underlying the contracts be "adequately diversified" in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment portfolio will satisfy these diversification requirements.

OWNER CONTROL. In some circumstances, owners of variable annuity contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, we believe that the owner of a contract should not be treated as the owner of the separate account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modification be necessary to prevent an owner of the contract from being treated as the owner of the underlying separate account assets.

REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract (or on the death of, or change in, any primary annuitant where the contract is owned by a non-natural person). Specifically, Section 72(s) requires that: (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

FINANCIAL STATEMENTS

The consolidated financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts. The financial statements for the Separate Account are included herein.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Directors and Shareholders of
MetLife Investors Insurance Company and
Contract Owners of MetLife Investors Variable Annuity Account One

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts (as disclosed in Note 1 to the financial statements) comprising MetLife Investors Variable Annuity Account One (the Separate Account) of MetLife Investors Insurance Company as of December 31, 2004, the related statement of operations for each of the periods in the year then ended, the statements of changes in net assets for each of the periods in the two year period then ended, and the financial highlights for each of the periods in the four year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the sub-accounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the sub-accounts of MetLife Investors Variable Annuity Account One of MetLife Investors Insurance Company as of December 31, 2004, the results of their operations for each of the periods in the year then ended, the changes in their net assets for each of the periods in the two year period then ended, and their financial highlights for each of the periods in the four year period then ended, in conformity with accounting principles generally accepted in the United States of America.

St. Louis, Missouri
March 31, 2005

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2004

Sub-account assets:
  Investments:
   Met Investors Series Trust (Met Investors):
    Lord Abbett Growth & Income Portfolio           32,372,287 shares $  888,295,550
    Lord Abbett Growth & Income Portfolio B         19,280,688 shares    525,784,354
    Lord Abbett Bond Debenture Portfolio             9,788,553 shares    123,629,424
    Lord Abbett Bond Debenture Portfolio B          15,439,475 shares    193,611,016
    Lord Abbett Growth Opportunity Portfolio         2,331,643 shares     24,319,037
    Lord Abbett Growth Opportunity Portfolio B       3,261,497 shares     33,593,423
    Lord Abbett Mid-Cap Value Portfolio              5,126,905 shares    110,946,222
    Lord Abbett Mid-Cap Value Portfolio B            7,662,613 shares    164,592,939
    Lord Abbett America's Value Portfolio B          2,391,756 shares     32,408,298
    Met/Putnam Capital Opportunities Portfolio A     2,904,780 shares     41,044,541
    Met/Putnam Capital Opportunities Portfolio B       252,418 shares      3,536,379
    Oppenheimer Capital Appreciation Portfolio       1,738,491 shares     14,533,781
    Oppenheimer Capital Appreciation Portfolio B    16,073,230 shares    133,568,537
    PIMCO Inflation Protected Bond Portfolio B       9,121,881 shares     96,965,595
    PIMCO Money Market Portfolio B                  28,941,497 shares     28,941,497
    Janus Aggressive Growth Portfolio                4,001,414 shares     30,610,817
    Janus Aggressive Growth Portfolio B             16,134,555 shares    122,299,924
    PIMCO Total Return Bond Portfolio                5,916,759 shares     67,451,048
    PIMCO Total Return Bond Portfolio B             23,965,194 shares    271,285,996
    PIMCO Innovation Portfolio B                     3,146,271 shares     14,409,921
    T Rowe Price Mid Cap Growth Portfolio            3,205,016 shares     24,197,869
    T Rowe Price Mid Cap Growth Portfolio B         11,066,354 shares     82,665,661
    MFS Research International Portfolio             4,893,590 shares     57,352,873
    MFS Research International Portfolio B           8,776,527 shares    102,509,834
    AIM Small Cap Growth Portfolio B                 4,419,279 shares     56,301,613
    AIM Mid Cap Core Equity Portfolio B              2,602,544 shares     36,591,772
    Harris Oakmark International Portfolio B         6,745,052 shares     96,251,886
    Third Avenue Small Cap Value Portfolio B         6,226,330 shares     89,472,368
    Neuberger Berman Real Estate Portfolio B         1,594,188 shares     19,879,525
    Turner Mid-Cap Growth Portfolio B                1,441,141 shares     16,169,602
    Goldman Sachs Mid-Cap Value Portfolio B          1,749,772 shares     20,909,779
    Defensive Strategy Fund of Fund B                1,967,543 shares     19,577,053
    Moderate Strategy Fund of Fund B                10,757,647 shares    108,759,811
    Balance Strategy Fund of Fund B                 31,277,806 shares    322,474,175
    Growth Strategy Fund of Fund B                  31,868,996 shares    336,536,603
    Aggressive Strategy Fund of Fund B               7,248,947 shares     77,491,241
   Russell Insurance Funds (Russell):
    Multi-Style Equity Fund                          3,109,973 shares     39,185,662
    Aggressive Equity Fund                             591,093 shares      8,807,286
    Non-US Fund                                      1,413,739 shares     16,017,662
    Core Bond Fund                                   2,264,746 shares     23,779,832
    Real Estate Securities Fund                        225,913 shares      3,860,845
   AIM Variable Insurance Funds, Inc. (AIM):
    Premier Equity Fund                                 67,739 shares      1,442,850
    Capital Appreciation Fund                        1,273,749 shares     28,901,360
    Capital Appreciation Fund B                         35,802 shares        805,544
    International Growth Fund                          287,790 shares      5,689,600
    International Growth Fund B                         26,998 shares        530,518

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2004

Sub-account assets, continued:
  Investments, continued:
   Alliance Variable Products Series Fund, Inc. (Alliance):
    Bernstein Real Estate Investment Portfolio                  699,857 shares $   14,459,048
    Bernstein Real Estate Investment Portfolio B              2,159,648 shares     44,359,159
   Scudder Variable Series II (Scudder II):
    Small Cap Growth Portfolio                                  152,354 shares      1,918,135
    Dreman Small Cap Value Portfolio                            210,622 shares      4,225,070
    Government Securities Portfolio                             178,267 shares      2,237,252
   MFS Variable Insurance Trust (MFS):
    High Income Series                                          790,591 shares      8,198,430
    High Income Series B                                      4,355,724 shares     44,820,395
    Investors Trust Series                                    1,048,487 shares     18,956,647
    Investors Trust Series B                                    799,984 shares     14,391,712
    New Discovery Series                                        496,848 shares      7,388,134
    New Discovery Series B                                    3,519,776 shares     51,775,910
   Metropolitan Life Series Funds, Inc. (MetLife):
    Davis Venture Value Fund A                                  107,527 shares      3,035,482
    Davis Venture Value Fund E                                9,651,836 shares    271,120,071
    Harris Oakmark Focused Value Fund B                         413,837 shares     99,304,279
    Jennison Growth Portfolio B                               7,308,106 shares     79,366,028
    MFS Investors Trust Series B                              4,648,356 shares     42,439,486
    MFS Total Return Series A                                    31,506 shares      4,660,931
    MFS Total Return Series B                                   246,797 shares     36,175,487
    Capital Guardian U.S. Equity Series A                     8,873,584 shares    103,465,985
    Capital Guardian U.S. Equity Series B                     5,464,240 shares     63,549,115
    Met/Putnam Voyager Portfolio A                               71,891 shares        340,761
    Met/Putnam Voyager Portfolio B                            1,140,882 shares      5,373,555
    Putnam International Stock Class A                           38,245 shares        439,824
    Putnam International Stock Class B                        1,134,624 shares     12,912,024
    SSR Money Market Portfolio                                  205,028 shares     20,502,749
    Stock Index Portfolio B                                   1,093,041 shares     34,452,654
    SSR Bond Income Class A                                      86,702 shares      9,859,805
    SSR Bond Income Class B                                      17,593 shares      1,978,739
    SSR Aurora Class B                                          263,007 shares      5,002,396
    Franklin Templeton Small Cap Portfolio B                    164,785 shares      1,692,342
    Salomon Brothers Strategic Bond Class A                     107,983 shares      1,408,093
    Salomon Brothers Strategic Bond Class B                     401,240 shares      5,212,101
    T Rowe Price Small Cap Class A                              360,352 shares      4,911,599
    T Rowe Price Small Cap Class B                              533,801 shares      7,174,288
    T Rowe Price Large Cap Class A                            1,309,506 shares     16,722,382
    T Rowe Price Large Cap Class B                            2,276,816 shares     28,961,104
   Oppenheimer Variable Account Funds (Oppenheimer):
    Capital Appreciation Fund                                   206,005 shares      7,620,110
   Putnam Variable Trust (Putnam):
    Growth & Income Fund                                        772,904 shares     19,778,624
    Growth & Income Fund B                                      138,606 shares      3,526,134
    Vista Fund                                                  455,201 shares      5,726,426
    Vista Fund B                                                 71,597 shares        889,949
    International Growth Fund                                 1,340,672 shares     19,841,942
    International Equity B                                    2,538,406 shares     37,339,947
    Equity Income B                                             859,991 shares     11,601,279

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2004

Sub-account assets, continued:
  Investments, continued:
   Franklin Templeton Variable Insurance Products Trust (Templeton):
    Growth Securities Fund                                                235,604 shares $    3,058,137
    Growth Securities Fund B                                              158,358 shares      2,031,740
    Foreign Securities Fund                                             1,043,168 shares     15,157,230
    Foreign Securities Fund B                                           2,817,933 shares     40,437,338
    Developing Markets Securities Fund                                    977,064 shares      8,529,767
    Developing Markets Securities Fund B                                3,959,992 shares     34,333,127
   Variable Insurance Products Fund, Fund II and Fund III (Fidelity):
    Growth Portfolio                                                       68,591 shares      2,195,607
    Growth Portfolio B                                                  1,597,994 shares     50,560,540
    Contrafund Portfolio                                                  121,890 shares      3,244,712
    Growth Opportunities Portfolio                                         28,418 shares        456,683
    Growth & Income Portfolio                                             138,971 shares      1,933,085
    Equity-Income Portfolio                                                68,882 shares      1,747,546
    Equity-Income Portfolio B                                             293,786 shares      7,371,078
    High Income Portfolio B                                               123,396 shares        852,668
   Dreyfus Variable Investment Fund (Dreyfus):
    Stock Index Fund                                                       26,940 shares        832,187
    Stock Index Fund B                                                     85,591 shares      2,644,776
   PIMCO Variable Insurance Trust (PIMCO):
    High Yield Portfolio                                                  501,881 shares      4,215,802
    Low Duration Portfolio                                              1,135,245 shares     11,693,023
    StocksPLUS Growth & Income Portfolio                                  157,182 shares      1,585,963
    Total Return Portfolio                                              3,295,958 shares     34,640,516
                                                                                         --------------
      Total assets                                                                       $5,924,628,231
                                                                                         ==============

Sub-account liabilities:
  Due to/(from) general account, net:
   Met Investors Lord Abbett Growth & Income Portfolio                                   $          147
   Met Investors Lord Abbett Growth & Income Portfolio B                                             38
   Met Investors Lord Abbett Bond Debenture Portfolio                                               108
   Met Investors Lord Abbett Bond Debenture Portfolio B                                              86
   Met Investors Lord Abbett Growth Opportunity Portfolio                                             -
   Met Investors Lord Abbett Growth Opportunity Portfolio B                                          48
   Met Investors Lord Abbett Mid-Cap Value Portfolio                                                (72)
   Met Investors Lord Abbett Mid-Cap Value Portfolio B                                               65
   Met Investors Lord Abbett America's Value Portfolio B                                            133
   Met Investors Met/Putnam Capital Opportunities Portfolio A                                        39
   Met Investors Met/Putnam Capital Opportunities Portfolio B                                       335
   Met Investors Oppenheimer Capital Appreciation Portfolio                                           -
   Met Investors Oppenheimer Capital Appreciation Portfolio B                                        10
   Met Investors PIMCO Inflation Protected Bond Portfolio B                                           4
   Met Investors PIMCO Money Market Portfolio B                                                     233
   Met Investors Janus Aggressive Growth Portfolio                                                    1
   Met Investors Janus Aggressive Growth Portfolio B                                                 16
   Met Investors PIMCO Total Return Bond Portfolio                                                   26

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2004

 Sub-account liabilities, continued:
   Due to/(from) general account, net continued:
    Met Investors PIMCO Total Return Bond Portfolio B            $         132
    Met Investors PIMCO Innovation Portfolio B                             325
    Met Investors T Rowe Price Mid Cap Growth Portfolio                      -
    Met Investors T Rowe Price Mid Cap Growth Portfolio B                  153
    Met Investors MFS Research International Portfolio                     150
    Met Investors MFS Research International Portfolio B                   214
    Met Investors AIM Small Cap Growth Portfolio B                          48
    Met Investors AIM Mid Cap Core Equity Portfolio B                       50
    Met Investors Harris Oakmark International Portfolio B                  82
    Met Investors Third Avenue Small Cap Value Portfolio B                  36
    Met Investors Neuberger Berman Real Estate Portfolio B                 183
    Met Investors Turner Mid-Cap Growth Portfolio B                        128
    Met Investors Goldman Sachs Mid-Cap Value Portfolio B                  215
    Met Investors Defensive Strategy Fund of Fund B                        174
    Met Investors Moderate Strategy Fund of Fund B                          31
    Met Investors Balance Strategy Fund of Fund B                            1
    Met Investors Growth Strategy Fund of Fund B                            45
    Met Investors Aggressive Strategy Fund of Fund B                        19
    Russell Multistyle Equity Fund                                           1
    Russell Aggressive Equity Fund                                           -
    Russell Non-US Fund                                                      -
    Russell Core Bond Fund                                                  (1)
    Russell Real Estate Securities Fund                                      -
    AIM Premier Equity Fund                                                 23
    AIM Capital Appreciation Fund                                          121
    AIM Capital Appreciation Fund B                                         99
    AIM International Growth Fund                                          137
    AIM International Growth Fund B                                         49
    Alliance Bernstein Real Estate Investment Portfolio                     (1)
    Alliance Bernstein Real Estate Investment Portfolio B                   70
    Scudder II Small Cap Growth Portfolio                                   86
    Scudder II Dreman Small Cap Value Portfolio                            126
    Scudder II Government Securities Portfolio                              96
    MFS High Income Series                                                 (21)
    MFS High Income Series B                                                63
    MFS Investors Trust Series                                               1
    MFS Investors Trust Series B                                             1
    MFS New Discovery Series                                               114
    MFS New Discovery Series B                                              48
    MetLife Davis Venture Value Fund A                                       1
    MetLife Davis Venture Value Fund E                                     143
    MetLife Harris Oakmark Focused Value Fund B                             54
    MetLife Jennison Growth Portfolio B                                     59
    MetLife MFS Investors Trust Series B                                   158
    MetLife MFS Total Return Series A                                        7
    MetLife MFS Total Return Series B                                      161
    MetLife Capital Guardian U.S. Equity Series A                           20
    MetLife Capital Guardian U.S. Equity Series B                           70

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2004

   Sub-account liabilities, continued:
     Due to/(from) general account, net continued:
      MetLife Met Putnam/Voyager Portfolio A                 $           (1)
      MetLife Met/Putnam Voyager Portfolio B                            361
      MetLife Putnam International Stock Class A                          1
      MetLife Putnam International Stock Class B                        185
      MetLife SSR Money Market Portfolio                                 25
      MetLife Stock Index Portfolio B                                    63
      MetLife SSR Bond Income Class A                                    (1)
      MetLife SSR Bond Income Class B                                   152
      MetLife SSR Aurora Class B                                        139
      MetLife Franklin Templeton Small Cap Portfolio B                  111
      MetLife Salomon Brothers Strategic Bond Class A                     -
      MetLife Salomon Brothers Strategic Bond Class B                    66
      MetLife T Rowe Price Small Cap Class A                             21
      MetLife T Rowe Price Small Cap Class B                            162
      MetLife T Rowe Price Large Cap Class A                             (5)
      MetLife T Rowe Price Large Cap Class B                            110
      Oppenheimer Capital Appreciation Fund                               3
      Putnam Growth & Income Fund                                         1
      Putnam Growth & Income Fund B                                     269
      Putnam Vista Fund                                                  (1)
      Putnam Vista Fund B                                               122
      Putnam International Growth Fund                                   (1)
      Putnam International Equity B                                       1
      Putnam Equity Income B                                            254
      Templeton Growth Securities Fund                                   43
      Templeton Growth Securities Fund B                                152
      Templeton Foreign Securities Fund                                  43
      Templeton Foreign Securities Fund B                               110
      Templeton Developing Markets Securities Fund                      (99)
      Templeton Developing Markets Securities Fund B                     27
      Fidelity Growth Portfolio                                          (3)
      Fidelity Growth Portfolio B                                        64
      Fidelity Contrafund Portfolio                                       -
      Fidelity Growth Opportunities Portfolio                            (1)
      Fidelity Growth & Income Portfolio                                  -
      Fidelity Equity-Income Portfolio                                    -
      Fidelity Equity-Income Portfolio B                                133
      Fidelity High Income Portfolio B                                  124
      Dreyfus Stock Index Fund                                            -
      Dreyfus Stock Index Fund B                                         11
      PIMCO High Yield Portfolio                                        132
      PIMCO Low Duration Portfolio                                       43
      PIMCO StocksPLUS Growth Portfolio                                 192
      PIMCO Total Return Portfolio                                      (78)
                                                             --------------
         Total liabilities                                   $        7,818
                                                             ==============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2004

Sub-account net assets:
  Accumulation units:
   Met Investors Lord Abbett Growth & Income Portfolio              $  883,151,425
   Met Investors Lord Abbett Growth & Income Portfolio B               525,589,848
   Met Investors Lord Abbett Bond Debenture Portfolio                  123,065,024
   Met Investors Lord Abbett Bond Debenture Portfolio B                193,516,296
   Met Investors Lord Abbett Growth Opportunity Portfolio               24,244,565
   Met Investors Lord Abbett Growth Opportunity Portfolio B             33,593,375
   Met Investors Lord Abbett Mid-Cap Value Portfolio                   110,574,892
   Met Investors Lord Abbett Mid-Cap Value Portfolio B                 164,576,518
   Met Investors Lord Abbett America's Value Portfolio B                32,396,403
   Met Investors Met/Putnam Capital Opportunities Portfolio A           40,923,417
   Met Investors Met/Putnam Capital Opportunities Portfolio B            3,530,421
   Met Investors Oppenheimer Capital Appreciation Portfolio             14,497,408
   Met Investors Oppenheimer Capital Appreciation Portfolio B          133,523,988
   Met Investors PIMCO Inflation Protected Bond Portfolio B             96,914,002
   Met Investors PIMCO Money Market Portfolio B                         28,939,088
   Met Investors Janus Aggressive Growth Portfolio                      30,547,669
   Met Investors Janus Aggressive Growth Portfolio B                   122,286,416
   Met Investors PIMCO Total Return Bond Portfolio                      67,111,173
   Met Investors PIMCO Total Return Bond Portfolio B                   271,228,910
   Met Investors PIMCO Innovation Portfolio B                           14,409,596
   Met Investors T Rowe Price Mid Cap Growth Portfolio                  24,183,694
   Met Investors T Rowe Price Mid Cap Growth Portfolio B                82,645,273
   Met Investors MFS Research International Portfolio                   57,160,062
   Met Investors MFS Research International Portfolio B                102,488,490
   Met Investors AIM Small Cap Growth Portfolio B                       56,301,565
   Met Investors AIM Mid Cap Core Equity Portfolio B                    36,579,277
   Met Investors Harris Oakmark International Portfolio B               96,244,445
   Met Investors Third Avenue Small Cap Value Portfolio B               89,453,707
   Met Investors Neuberger Berman Real Estate Portfolio B               19,873,601
   Met Investors Turner Mid-Cap Growth Portfolio B                      16,169,474
   Met Investors Goldman Sachs Mid-Cap Value Portfolio B                20,906,923
   Met Investors Defensive Strategy Fund of Fund B                      19,576,879
   Met Investors Moderate Strategy Fund of Fund B                      108,759,780
   Met Investors Balance Strategy Fund of Fund B                       322,474,174
   Met Investors Growth Strategy Fund of Fund B                        336,536,558
   Met Investors Aggressive Strategy Fund of Fund B                     77,491,222
   Russell Multi-Style Equity Fund                                      39,007,917
   Russell Aggressive Equity Fund                                        8,757,624
   Russell Non-US Fund                                                  15,995,714
   Russell Core Bond Fund                                               23,679,337
   Russell Real Estate Securities Fund                                   3,858,073
   AIM Premier Equity Fund                                               1,442,827
   AIM Capital Appreciation Fund                                        28,869,221
   AIM Capital Appreciation Fund B                                         774,218
   AIM International Growth Fund                                         5,647,672
   AIM International Growth Fund B                                         478,535
   Alliance Bernstein Real Estate Investment Portfolio                  14,353,064
   Alliance Bernstein Real Estate Investment Portfolio B                44,356,666

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2004

    Sub-account net assets, continued:
      Accumulation units, continued:
       Scudder II Small Cap Growth Portfolio                  $    1,918,049
       Scudder II Dreman Small Cap Value Portfolio                 4,224,944
       Scudder II Government Securities Portfolio                  2,237,156
       MFS High Income Series                                      8,195,160
       MFS High Income Series B                                   44,817,171
       MFS Investors Trust Series                                 18,861,669
       MFS Investors Trust Series B                               14,391,711
       MFS New Discovery Series                                    7,363,274
       MFS New Discovery Series B                                 51,774,093
       MetLife Davis Venture Value Fund A                          3,035,481
       MetLife Davis Venture Value Fund E                        271,077,675
       MetLife Harris Oakmark Focused Value Fund B                99,285,363
       MetLife Jennison Growth Portfolio B                        79,349,886
       MetLife MFS Investors Trust Series B                       42,435,841
       MetLife MFS Total Return Series A                           4,660,924
       MetLife MFS Total Return Series B                          36,127,959
       MetLife Capital Guardian U.S. Equity Series A             103,113,175
       MetLife Capital Guardian U.S. Equity Series B              63,541,783
       MetLife Met/Putnam Voyager Portfolio A                        340,762
       MetLife Met/Putnam Voyager Portfolio B                      5,356,434
       MetLife Putnam International Stock Class A                    439,823
       MetLife Putnam International Stock Class B                 12,907,837
       MetLife SSR Money Market Portfolio                         20,225,044
       MetLife Stock Index Portfolio B                            34,452,591
       MetLife SSR Bond Income Class A                             9,859,806
       MetLife SSR Bond Income Class B                             1,978,587
       MetLife SSR Aurora Class B                                  5,002,257
       MetLife Franklin Templeton Small Cap Portfolio B            1,692,231
       MetLife Salomon Brothers Strategic Bond Class A             1,404,629
       MetLife Salomon Brothers Strategic Bond Class B             5,212,035
       MetLife T Rowe Price Small Cap Class A                      4,894,872
       MetLife T Rowe Price Small Cap Class B                      7,171,842
       MetLife T Rowe Price Large Cap Class A                     16,674,725
       MetLife T Rowe Price Large Cap Class B                     28,939,673
       Oppenheimer Capital Appreciation Fund                       7,620,107
       Putnam Growth & Income Fund                                19,668,810
       Putnam Growth & Income Fund B                               3,525,865
       Putnam Vista Fund                                           5,701,418
       Putnam Vista Fund B                                           889,827
       Putnam International Growth Fund                           19,813,548
       Putnam International Equity B                              37,336,090
       Putnam Equity Income B                                     11,585,505
       Templeton Growth Securities Fund                            3,042,446
       Templeton Growth Securities Fund B                          2,031,588
       Templeton Foreign Securities Fund                          15,119,485
       Templeton Foreign Securities Fund B                        40,437,228
       Templeton Developing Markets Securities Fund                8,496,964
       Templeton Developing Markets Securities Fund B             34,333,100

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2004

Sub-account net assets, continued:
  Accumulation units, continued:
   Fidelity Growth Portfolio                                        $    2,195,610
   Fidelity Growth Portfolio B                                          50,560,476
   Fidelity Contrafund Portfolio                                         3,244,712
   Fidelity Growth Opportunities Portfolio                                 456,684
   Fidelity Growth & Income Portfolio                                    1,933,085
   Fidelity Equity-Income Portfolio                                      1,747,546
   Fidelity Equity-Income Portfolio B                                    7,370,945
   Fidelity High Income Portfolio B                                        852,544
   Dreyfus Stock Index Fund                                                832,187
   Dreyfus Stock Index Fund B                                            2,644,765
   PIMCO High Yield Portfolio                                            4,215,670
   PIMCO Low Duration Portfolio                                         11,690,406
   PIMCO StocksPLUS Growth Portfolio                                     1,578,699
   PIMCO Total Return Portfolio                                         34,604,262
                                                                    --------------
      Net accumulation assets                                       $5,915,180,460
                                                                    --------------

  Annuitization units:
   Met Investors Lord Abbett Growth & Income Portfolio                   5,143,978
   Met Investors Lord Abbett Growth & Income Portfolio B                   194,468
   Met Investors Lord Abbett Bond Debenture Portfolio                      564,292
   Met Investors Lord Abbett Bond Debenture Portfolio B                     94,634
   Met Investors Lord Abbett Growth Opportunity Portfolio                   74,472
   Met Investors Lord Abbett Mid-Cap Value Portfolio                       371,402
   Met Investors Lord Abbett Mid-Cap Value Portfolio B                      16,356
   Met Investors Lord Abbett America's Value Portfolio B                    11,762
   Met Investors Met/Putnam Capital Opportunities Portfolio A              121,085
   Met Investors Met/Putnam Capital Opportunities Portfolio B                5,623
   Met Investors Oppenheimer Capital Appreciation Portfolio                 36,373
   Met Investors Oppenheimer Capital Appreciation Portfolio B               44,539
   Met Investors PIMCO Inflation Protected Bond Portfolio B                 51,589
   Met Investors PIMCO Money Market Portfolio B                              2,176
   Met Investors Janus Aggressive Growth Portfolio                          63,147
   Met Investors Janus Aggressive Growth Portfolio B                        13,492
   Met Investors PIMCO Total Return Bond Portfolio                         339,849
   Met Investors PIMCO Total Return Bond Portfolio B                        56,954
   Met Investors T Rowe Price Mid Cap Growth Portfolio                      14,175
   Met Investors T Rowe Price Mid Cap Growth Portfolio B                    20,235
   Met Investors MFS Research International Portfolio                      192,661
   Met Investors MFS Research International Portfolio B                     21,130
   Met Investors AIM Mid Cap Core Equity Portfolio B                        12,445
   Met Investors Harris Oakmark International Portfolio B                    7,359
   Met Investors Third Avenue Small Cap Value Portfolio B                   18,625
   Met Investors Neuberger Berman Real Estate Portfolio B                    5,741
   Met Investors Goldman Sachs Mid-Cap Value Portfolio B                     2,641
   Russell Multi-Style Equity Fund                                         177,744
   Russell Aggressive Equity Fund                                           49,662
   Russell Non-US Fund                                                      21,948

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
For the Year ended December 31, 2004

 Sub-account net assets, continued:
   Annuitization units, continued:
    Russell Core Bond Fund                                      $      100,496
    Russell Real Estate Securities Fund                                  2,772
    AIM Capital Appreciation Fund                                       32,018
    AIM Capital Appreciation Fund B                                     31,227
    AIM International Growth Fund                                       41,791
    AIM International Growth Fund B                                     51,934
    Alliance Bernstein Real Estate Investment Portfolio                105,985
    Alliance Bernstein Real Estate Investment Portfolio B                2,423
    MFS High Income Series                                               3,291
    MFS High Income Series B                                             3,161
    MFS Investors Trust Series                                          94,977
    MFS New Discovery Series                                            24,746
    MFS New Discovery Series B                                           1,769
    MetLife Davis Venture Value Fund E                                  42,253
    MetLife Harris Oakmark Focused Value Fund B                         18,862
    MetLife Jennison Growth Portfolio B                                 16,083
    MetLife MFS Investors Trust Series B                                 3,487
    MetLife MFS Total Return Series B                                   47,367
    MetLife Capital Guardian U.S. Equity Series A                      352,790
    MetLife Capital Guardian U.S. Equity Series B                        7,262
    MetLife Met/Putnam Voyager Portfolio B                              16,760
    MetLife Putnam International Stock Class B                           4,002
    MetLife SSR Money Market Portfolio                                 277,680
    MetLife Salomon Brothers Strategic Bond Class A                      3,464
    MetLife T Rowe Price Small Cap Class A                              16,706
    MetLife T Rowe Price Small Cap Class B                               2,284
    MetLife T Rowe Price Large Cap Class A                              47,662
    MetLife T Rowe Price Large Cap Class B                              21,321
    Putnam Growth & Income Fund                                        109,813
    Putnam Vista Fund                                                   25,009
    Putnam International Growth Fund                                    28,395
    Putnam International Equity B                                        3,856
    Putnam Equity Income B                                              15,520
    Templeton Growth Securities Fund                                    15,648
    Templeton Foreign Securities Fund                                   37,702
    Templeton Developing Markets Securities Fund                        32,902
    PIMCO Low Duration Portfolio                                         2,574
    PIMCO StocksPLUS Growth Portfolio                                    7,072
    PIMCO Total Return Portfolio                                        36,332
                                                                --------------
       Net annuitization assets                                 $    9,439,953
                                                                --------------
       Total net assets                                         $5,924,620,413
                                                                ==============

See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                                                               Met Investors
                                                  ---------------------------------------------------------------------------
                                                    Lord Abbett      Lord Abbett    Lord Abbett   Lord Abbett   Lord Abbett
                                                     Growth &         Growth &         Bond          Bond         Growth
                                                      Income           Income        Debenture     Debenture    Opportunity
                                                     Portfolio       Portfolio B     Portfolio    Portfolio B    Portfolio
                                                  --------------    -------------  ------------- ------------- -------------
Income:
  Dividends                                       $    4,023,595        1,771,089      4,034,928     6,132,325             -
                                                  --------------    -------------  ------------- ------------- -------------
Expenses:
  Mortality and expense risk                          10,621,606        6,283,644      1,609,668     2,986,725       297,999
  Administrative fee                                   1,274,233        1,240,776        194,020       553,665        36,139
                                                  --------------    -------------  ------------- ------------- -------------
    Total expenses                                    11,895,839        7,524,420      1,803,688     3,540,390       334,138
                                                  --------------    -------------  ------------- ------------- -------------
    Net investment income (loss)                      (7,872,244)      (5,753,331)     2,231,240     2,591,935      (334,138)
                                                  --------------    -------------  ------------- ------------- -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares         24,848,838       17,282,222      1,104,358    10,599,706     1,242,900
  Realized gain distributions                                  -                -              -             -             -
                                                  --------------    -------------  ------------- ------------- -------------
    Net realized gain (loss)                          24,848,838       17,282,222      1,104,358    10,599,706     1,242,900
                                                  --------------    -------------  ------------- ------------- -------------
Change in unrealized appreciation (depreciation)      77,095,410       44,726,740      5,084,214       465,920     1,497,265
                                                  --------------    -------------  ------------- ------------- -------------
    Net increase (decrease) in net assets from
     operations                                   $   94,072,004       56,255,631      8,419,812    13,657,561     2,406,027
                                                  ==============    =============  ============= ============= =============

                                                  ---------------------------
                                                   Lord Abbett    Lord Abbett
                                                     Growth         Mid-Cap
                                                   Opportunity       Value
                                                   Portfolio B     Portfolio
                                                  -------------  -------------
Income:
  Dividends                                                   -        502,890
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                            285,922      1,223,848
  Administrative fee                                     71,173        146,530
                                                  -------------  -------------
    Total expenses                                      357,095      1,370,378
                                                  -------------  -------------
    Net investment income (loss)                       (357,095)      (867,488)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares           193,111      4,158,658
  Realized gain distributions                                 -      2,379,222
                                                  -------------  -------------
    Net realized gain (loss)                            193,111      6,537,880
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)      3,479,782     15,073,798
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                       3,315,798     20,744,190
                                                  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                                                                Met Investors
                                                  ---------------------------------------------------------------------------
                                                    Lord Abbett    Lord Abbett    JP Morgan       JP Morgan      JP Morgan
                                                      Mid-Cap       America's      Quality         Quality        Select
                                                       Value          Value         Bond            Bond          Equity
                                                    Portfolio B    Portfolio B  Portfolio (a)  Portfolio B (a) Portfolio (a)
                                                  --------------  ------------- -------------  --------------- -------------
Income:
  Dividends                                       $      589,158        631,091     4,444,548       4,685,254      1,713,140
                                                  --------------  ------------- -------------   -------------  -------------
Expenses:
  Mortality and expense risk                           1,336,893        146,929       760,852         631,086      1,145,096
  Administrative fee                                     304,104         40,604        91,458         132,464        137,791
                                                  --------------  ------------- -------------   -------------  -------------
    Total expenses                                     1,640,997        187,533       852,310         763,550      1,282,887
                                                  --------------  ------------- -------------   -------------  -------------
    Net investment income (loss)                      (1,051,839)       443,558     3,592,238       3,921,704        430,253
                                                  --------------  ------------- -------------   -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             81,058         22,134     2,217,718      (4,167,917)    (4,133,552)
  Realized gain distributions                          3,552,768        188,426     1,257,342       1,362,665              -
                                                  --------------  ------------- -------------   -------------  -------------
    Net realized gain (loss)                           3,633,826        210,560     3,475,060      (2,805,252)    (4,133,552)
                                                  --------------  ------------- -------------   -------------  -------------
Change in unrealized appreciation (depreciation)      24,947,387      2,641,060    (5,403,114)        297,674     10,062,526
                                                  --------------  ------------- -------------   -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $   27,529,374      3,295,178     1,664,184       1,414,126      6,359,227
                                                  ==============  ============= =============   =============  =============

                                                  ------------------------------
                                                     JP Morgan     Met/Putnam
                                                      Select         Capital
                                                      Equity      Opportunities
                                                  Portfolio B (a)  Portfolio A
                                                  --------------- -------------
Income:
  Dividends                                              152,598              -
                                                   -------------  -------------
Expenses:
  Mortality and expense risk                              91,056        513,750
  Administrative fee                                      20,981         61,785
                                                   -------------  -------------
    Total expenses                                       112,037        575,535
                                                   -------------  -------------
    Net investment income (loss)                          40,561       (575,535)
                                                   -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares          1,047,352         82,202
  Realized gain distributions                                  -              -
                                                   -------------  -------------
    Net realized gain (loss)                           1,047,352         82,202
                                                   -------------  -------------
Change in unrealized appreciation (depreciation)        (497,869)     6,740,635
                                                   -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          590,044      6,247,302
                                                   =============  =============

(a) For the period from January 1, 2004 to November 19, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                                                                Met Investors
                                                  ---------------------------------------------------------------------------
                                                    Met/Putnam                     Oppenheimer   Oppenheimer       PIMCO
                                                      Capital       Met/Putnam       Capital       Capital       Inflation
                                                   Opportunities     Research     Appreciation   Appreciation  Protected Bond
                                                    Portfolio B   Portfolio B (a) Portfolio (b)  Portfolio B    Portfolio B
                                                  --------------  --------------- ------------- -------------  --------------
Income:
  Dividends                                       $            -         133,542        428,987     4,726,283      5,132,917
                                                  --------------   -------------  ------------- -------------  -------------
Expenses:
  Mortality and expense risk                              31,099         249,659        169,474     2,221,353      1,819,053
  Administrative fee                                       7,056          41,422         20,335       378,546        305,755
                                                  --------------   -------------  ------------- -------------  -------------
    Total expenses                                        38,155         291,081        189,809     2,599,899      2,124,808
                                                  --------------   -------------  ------------- -------------  -------------
    Net investment income (loss)                         (38,155)       (157,539)       239,178     2,126,384      3,008,109
                                                  --------------   -------------  ------------- -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             46,481       2,660,135          7,161     9,299,865      5,209,367
  Realized gain distributions                                  -               -        441,529     5,198,232          6,211
                                                  --------------   -------------  ------------- -------------  -------------
    Net realized gain (loss)                              46,481       2,660,135        448,690    14,498,097      5,215,578
                                                  --------------   -------------  ------------- -------------  -------------
Change in unrealized appreciation (depreciation)         470,082      (2,431,663)       257,197    (9,976,968)       536,969
                                                  --------------   -------------  ------------- -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $      478,408          70,933        945,065     6,647,513      8,760,656
                                                  ==============   =============  ============= =============  =============

                                                  -----------------------------
                                                      PIMCO          Janus
                                                      Money       Aggressive
                                                     Market         Growth
                                                   Portfolio B   Portfolio (b)
                                                  -------------  -------------
Income:
  Dividends                                             263,229              -
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                            612,936        260,390
  Administrative fee                                    105,125         31,247
                                                  -------------  -------------
    Total expenses                                      718,061        291,637
                                                  -------------  -------------
    Net investment income (loss)                       (454,832)      (291,637)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                 -        107,894
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                                  -        107,894
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)              -      2,958,980
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                        (454,832)     2,775,237
                                                  =============  =============

(a) For the period from January 1, 2004 to November 19, 2004.
(b) For the period from May 3, 2004 to December 31, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                                                                Met Investors
                                                  -----------------------------------------------------------------------------
                                                       Janus          PIMCO          PIMCO                       T Rowe Price
                                                    Aggressive    Total Return    Total Return      PIMCO           Mid Cap
                                                      Growth          Bond            Bond       Innovation         Growth
                                                    Portfolio B   Portfolio (b)   Portfolio B    Portfolio B     Portfolio (b)
                                                  --------------  -------------  -------------  -------------    -------------
Income:
  Dividends                                       $            -        383,266     15,335,813         11,016                -
                                                  --------------  -------------  -------------  -------------    -------------
Expenses:
  Mortality and expense risk                           1,688,490        133,987      3,128,118        227,051          218,491
  Administrative fee                                     304,062         16,106        564,335         38,271           24,565
                                                  --------------  -------------  -------------  -------------    -------------
    Total expenses                                     1,992,552        150,093      3,692,453        265,322          243,056
                                                  --------------  -------------  -------------  -------------    -------------
    Net investment income (loss)                      (1,992,552)       233,173     11,643,360       (254,306)        (243,056)
                                                  --------------  -------------  -------------  -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares          8,641,565        (27,085)       304,805        381,206          153,404
  Realized gain distributions                                  -              -              -              -                -
                                                  --------------  -------------  -------------  -------------    -------------
    Net realized gain (loss)                           8,641,565        (27,085)       304,805        381,206          153,404
                                                  --------------  -------------  -------------  -------------    -------------
Change in unrealized appreciation (depreciation)       4,022,141        329,368     (5,228,541)      (302,650)       3,294,803
                                                  --------------  -------------  -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                   $   10,671,154        535,456      6,719,624       (175,750)       3,205,151
                                                  ==============  =============  =============  =============    =============

                                                  ---------------------------
                                                   T Rowe Price       MFS
                                                     Mid Cap       Research
                                                      Growth     International
                                                   Portfolio B     Portfolio
                                                  -------------  -------------
Income:
  Dividends                                                   -        120,748
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                          1,090,705        633,983
  Administrative fee                                    194,025         80,752
                                                  -------------  -------------
    Total expenses                                    1,284,730        714,735
                                                  -------------  -------------
    Net investment income (loss)                     (1,284,730)      (593,987)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares         5,705,677      2,942,722
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                          5,705,677      2,942,722
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)      6,437,152      6,661,756
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                      10,858,099      9,010,491
                                                  =============  =============

(b) For the period from May 3, 2004 to December 31, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                                                                 Met Investors
                                                  ------------------------------------------------------------------
                                                        MFS            AIM              AIM            Harris
                                                     Research       Small Cap         Mid Cap          Oakmark
                                                   International     Growth         Core Equity     International
                                                    Portfolio B    Portfolio B      Portfolio B      Portfolio B
                                                  --------------  -------------    -------------    -------------
Income:
  Dividends                                       $      217,882              -                -                -
                                                  --------------  -------------    -------------    -------------
Expenses:
  Mortality and expense risk                           1,188,298        991,035          678,522        1,621,974
  Administrative fee                                     212,319        167,368          114,345          271,443
                                                  --------------  -------------    -------------    -------------
    Total expenses                                     1,400,617      1,158,403          792,867        1,893,417
                                                  --------------  -------------    -------------    -------------
    Net investment income (loss)                      (1,182,735)    (1,158,403)        (792,867)      (1,893,417)
                                                  --------------  -------------    -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares          9,865,452      7,227,903        4,854,433       18,675,834
  Realized gain distributions                                  -              -                -                -
                                                  --------------  -------------    -------------    -------------
    Net realized gain (loss)                           9,865,452      7,227,903        4,854,433       18,675,834
                                                  --------------  -------------    -------------    -------------
Change in unrealized appreciation (depreciation)       9,993,986     (1,462,032)         735,429        3,947,373
                                                  --------------  -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                   $   18,676,703      4,607,468        4,796,995       20,729,790
                                                  ==============  =============    =============    =============

                                                  ----------------------------------------
                                                   Third Avenue       Neuberger         Turner
                                                    Small Cap        Berman Real        Mid-Cap
                                                      Value            Estate           Growth
                                                   Portfolio B     Portfolio B (b)  Portfolio B (b)
                                                  -------------    ---------------  ---------------
Income:
  Dividends                                           1,216,145           752,023                -
                                                  -------------     -------------    -------------
Expenses:
  Mortality and expense risk                          1,485,954           250,201          219,768
  Administrative fee                                    251,013            42,133           37,226
                                                  -------------     -------------    -------------
    Total expenses                                    1,736,967           292,334          256,994
                                                  -------------     -------------    -------------
    Net investment income (loss)                       (520,822)          459,689         (256,994)
                                                  -------------     -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares        15,666,452         3,494,105        1,663,752
  Realized gain distributions                           738,883                 -                -
                                                  -------------     -------------    -------------
    Net realized gain (loss)                         16,405,335         3,494,105        1,663,752
                                                  -------------     -------------    -------------
Change in unrealized appreciation (depreciation)      6,497,279         3,629,489        2,129,622
                                                  -------------     -------------    -------------
    Net increase (decrease) in net assets from
     operations                                      22,381,792         7,583,283        3,536,380
                                                  =============     =============    =============

(b) For the period from May 3, 2004 to December 31, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                                                      Met Investors
                                                  ---------------------------------------------------------------------------
                                                   Goldman Sachs    Defensive      Moderate      Balance           Growth
                                                      Mid-Cap        Strategy      Strategy      Strategy         Strategy
                                                       Value         Fund of       Fund of       Fund of          Fund of
                                                  Portfolio B (b)   Fund B (c)    Fund B (c)    Fund B (c)       Fund B (c)
                                                  --------------- -------------  ------------- -------------    -------------
Income:
  Dividends                                       $      235,887        347,591      1,471,683     3,256,351        2,140,754
                                                  --------------  -------------  ------------- -------------    -------------
Expenses:
  Mortality and expense risk                             249,748         23,147        113,976       335,515          336,897
  Administrative fee                                      42,204          3,821         18,936        56,780           56,843
                                                  --------------  -------------  ------------- -------------    -------------
    Total expenses                                       291,952         26,968        132,912       392,295          393,740
                                                  --------------  -------------  ------------- -------------    -------------
    Net investment income (loss)                         (56,065)       320,623      1,338,771     2,864,056        1,747,014
                                                  --------------  -------------  ------------- -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares          2,456,485            133              -             -                -
  Realized gain distributions                                  -              -              -             -                -
                                                  --------------  -------------  ------------- -------------    -------------
    Net realized gain (loss)                           2,456,485            133              -             -                -
                                                  --------------  -------------  ------------- -------------    -------------
Change in unrealized appreciation (depreciation)       3,083,174        (68,764)       284,038     3,007,737        5,450,278
                                                  --------------  -------------  ------------- -------------    -------------
    Net increase (decrease) in net assets from
     operations                                   $    5,483,594        251,992      1,622,809     5,871,793        7,197,292
                                                  ==============  =============  ============= =============    =============

                                                                   Russell
                                                  -----------   -------------
                                                   Aggressive
                                                    Strategy     Multi-Style
                                                    Fund of        Equity
                                                   Fund B (c)       Fund
                                                  ------------- -------------
Income:
  Dividends                                             180,645       305,554
                                                  ------------- -------------
Expenses:
  Mortality and expense risk                             81,408       502,597
  Administrative fee                                     13,847        60,312
                                                  ------------- -------------
    Total expenses                                       95,255       562,909
                                                  ------------- -------------
    Net investment income (loss)                         85,390      (257,355)
                                                  ------------- -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            21,050    (1,978,156)
  Realized gain distributions                                 -             -
                                                  ------------- -------------
    Net realized gain (loss)                             21,050    (1,978,156)
                                                  ------------- -------------
Change in unrealized appreciation (depreciation)      1,710,637     5,314,451
                                                  ------------- -------------
    Net increase (decrease) in net assets from
     operations                                       1,817,077     3,078,940
                                                  ============= =============

(b) For the period from May 3, 2004 to December 31, 2004.
(c) For the period from November 22, 2004 to December 31, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                                            Russell
                                                  -----------------------------------------------------------   --------------
                                                                                                      Real
                                                    Aggressive                        Core           Estate        Premier
                                                      Equity          Non-US          Bond         Securities      Equity
                                                       Fund            Fund           Fund            Fund          Fund
                                                  --------------  -------------  -------------    ------------- -------------
Income:
  Dividends                                       $       14,427        303,218        898,618           91,770         6,484
                                                  --------------  -------------  -------------    ------------- -------------
Expenses:
  Mortality and expense risk                             110,832        200,255        320,658           43,865       223,148
  Administrative fee                                      13,300         24,030         38,479            5,264        26,850
                                                  --------------  -------------  -------------    ------------- -------------
    Total expenses                                       124,132        224,285        359,137           49,129       249,998
                                                  --------------  -------------  -------------    ------------- -------------
    Net investment income (loss)                        (109,705)        78,933        539,481           42,641      (243,514)
                                                  --------------  -------------  -------------    ------------- -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            264,429       (350,261)       180,145          307,357   (23,619,770)
  Realized gain distributions                            299,494              -        164,696          199,055             -
                                                  --------------  -------------  -------------    ------------- -------------
    Net realized gain (loss)                             563,923       (350,261)       344,841          506,412   (23,619,770)
                                                  --------------  -------------  -------------    ------------- -------------
Change in unrealized appreciation (depreciation)         625,829      2,696,243        (93,968)         467,631    22,753,492
                                                  --------------  -------------  -------------    ------------- -------------
    Net increase (decrease) in net assets from
     operations                                   $    1,080,047      2,424,915        790,354        1,016,684    (1,109,792)
                                                  ==============  =============  =============    ============= =============

                                                        AIM
                                                  -----------------------------

                                                     Premier        Capital
                                                      Equity      Appreciation
                                                    Fund B (d)        Fund
                                                  -------------  -------------
Income:
  Dividends                                                   -              -
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                              5,104        373,515
  Administrative fee                                      1,142         45,313
                                                  -------------  -------------
    Total expenses                                        6,246        418,828
                                                  -------------  -------------
    Net investment income (loss)                         (6,246)      (418,828)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares           147,228     (2,982,537)
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                            147,228     (2,982,537)
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)       (176,849)     4,731,811
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         (35,867)     1,330,446
                                                  =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                                       AIM
                                                  --------------------------------------------  --------------

                                                     Capital      International  International     Premier
                                                   Appreciation      Growth         Growth         Growth
                                                      Fund B          Fund          Fund B      Portfolio (d)
                                                  --------------  -------------  -------------  -------------
Income:
  Dividends                                       $            -         33,639          2,418              -
                                                  --------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                              10,278         66,117          4,696        151,421
  Administrative fee                                       2,064          7,962            966         18,171
                                                  --------------  -------------  -------------  -------------
    Total expenses                                        12,342         74,079          5,662        169,592
                                                  --------------  -------------  -------------  -------------
    Net investment income (loss)                         (12,342)       (40,440)        (3,244)      (169,592)
                                                  --------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             43,052        342,965          7,833    (19,202,285)
  Realized gain distributions                                  -              -              -              -
                                                  --------------  -------------  -------------  -------------
    Net realized gain (loss)                              43,052        342,965          7,833    (19,202,285)
                                                  --------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)          (2,249)       783,799         79,188     18,545,197
                                                  --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $       28,461      1,086,324         83,777       (826,680)
                                                  ==============  =============  =============  =============

                                                             Alliance
                                                  --------------------------------------------
                                                                    Bernstein     Bernstein
                                                      Premier      Real Estate   Real Estate
                                                      Growth       Investment    Investment
                                                  Portfolio B (d)   Portfolio    Portfolio B
                                                  --------------- ------------- -------------
Income:
  Dividends                                                    -        318,453       915,881
                                                   -------------  ------------- -------------
Expenses:
  Mortality and expense risk                             346,382        167,529       494,117
  Administrative fee                                      69,463         20,104        99,427
                                                   -------------  ------------- -------------
    Total expenses                                       415,845        187,633       593,544
                                                   -------------  ------------- -------------
    Net investment income (loss)                        (415,845)       130,820       322,337
                                                   -------------  ------------- -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares          1,466,964      1,400,139     2,228,991
  Realized gain distributions                                  -              -             -
                                                   -------------  ------------- -------------
    Net realized gain (loss)                           1,466,964      1,400,139     2,228,991
                                                   -------------  ------------- -------------
Change in unrealized appreciation (depreciation)      (3,373,114)     2,377,347     9,159,306
                                                   -------------  ------------- -------------
    Net increase (decrease) in net assets from
     operations                                       (2,321,995)     3,908,306    11,710,634
                                                   =============  ============= =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                             Alliance                Liberty             Goldman Sachs
                                                  ------------------------------  -------------  ----------------------------
                                                     Bernstein                       Newport         Growth
                                                       Small         Bernstein     Tiger Fund,         &        International
                                                        Cap            Value        Variable         Income        Equity
                                                  Portfolio B (d) Portfolio B (d)  Series (d)       Fund (d)      Fund (d)
                                                  --------------- --------------- -------------  -------------  -------------
Income:
  Dividends                                       $            -               -              -              -              -
                                                  --------------   -------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                               8,609           4,461          2,674         19,170          8,411
  Administrative fee                                       1,789             976            338          2,283          1,000
                                                  --------------   -------------  -------------  -------------  -------------
    Total expenses                                        10,398           5,437          3,012         21,453          9,411
                                                  --------------   -------------  -------------  -------------  -------------
    Net investment income (loss)                         (10,398)         (5,437)        (3,012)       (21,453)        (9,411)
                                                  --------------   -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            593,152         216,151         98,477       (118,226)      (525,927)
  Realized gain distributions                                  -               -              -              -              -
                                                  --------------   -------------  -------------  -------------  -------------
    Net realized gain (loss)                             593,152         216,151         98,477       (118,226)      (525,927)
                                                  --------------   -------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)        (565,412)       (210,955)      (101,754)       224,005        483,225
                                                  --------------   -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $       17,342            (241)        (6,289)        84,326        (52,113)
                                                  ==============   =============  =============  =============  =============

                                                           Scudder II
                                                  ----------------------------
                                                     Dreman          Small
                                                   High Return        Cap
                                                     Equity         Growth
                                                  Portfolio (d)    Portfolio
                                                  -------------  -------------
Income:
  Dividends                                               4,176              -
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                                995         25,038
  Administrative fee                                        124          2,976
                                                  -------------  -------------
    Total expenses                                        1,119         28,014
                                                  -------------  -------------
    Net investment income (loss)                          3,057        (28,014)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            29,617       (189,425)
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                             29,617       (189,425)
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)        (32,985)       386,880
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            (311)       169,441
                                                  =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                            Scudder II                                              MFS
                                                  -----------------------------  --------------------------------------------
                                                      Dreman
                                                     Small Cap      Government
                                                       Value        Securities        Bond         Research       Research
                                                     Portfolio      Portfolio      Series (d)     Series (d)    Series B (d)
                                                  --------------  -------------  -------------  -------------  -------------
Income:
  Dividends                                       $       42,675         97,867         52,793        109,358         12,381
                                                  --------------  -------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                              57,142         33,141          4,055         44,068          6,035
  Administrative fee                                       6,740          3,827            481          5,288          1,175
                                                  --------------  -------------  -------------  -------------  -------------
    Total expenses                                        63,882         36,968          4,536         49,356          7,210
                                                  --------------  -------------  -------------  -------------  -------------
    Net investment income (loss)                         (21,207)        60,899         48,257         60,002          5,171
                                                  --------------  -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            760,552         31,407         30,549     (4,238,927)        81,723
  Realized gain distributions                                  -              -              -              -              -
                                                  --------------  -------------  -------------  -------------  -------------
    Net realized gain (loss)                             760,552         31,407         30,549     (4,238,927)        81,723
                                                  --------------  -------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)         225,199        (38,108)       (76,482)     4,316,676        (70,128)
                                                  --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $      964,544         54,198          2,324        137,751         16,766
                                                  ==============  =============  =============  =============  =============

                                                  -----------------------------

                                                     Emerging       Emerging
                                                      Growth         Growth
                                                    Series (d)    Series B (d)
                                                  -------------  -------------
Income:
  Dividends                                                   -              -
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                             49,054          4,736
  Administrative fee                                      5,887            939
                                                  -------------  -------------
    Total expenses                                       54,941          5,675
                                                  -------------  -------------
    Net investment income (loss)                        (54,941)        (5,675)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares        (5,546,123)        26,660
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                         (5,546,123)        26,660
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)      5,701,490        (20,337)
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         100,426            648
                                                  =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                                                                    MFS
                                                  --------------------------------------------------------------------------
                                                       High           High        Strategic      Strategic      Investors
                                                      Income         Income         Income         Income         Trust
                                                      Series        Series B      Series (d)    Series B (d)     Series
                                                  --------------  ------------- -------------  -------------  -------------
Income:
  Dividends                                       $      434,056      1,873,226        84,259        333,588        131,285
                                                  --------------  ------------- -------------  -------------  -------------
Expenses:
  Mortality and expense risk                             111,456        512,449         7,054         25,070        248,157
  Administrative fee                                      13,375        104,103           846          5,154         29,779
                                                  --------------  ------------- -------------  -------------  -------------
    Total expenses                                       124,831        616,552         7,900         30,224        277,936
                                                  --------------  ------------- -------------  -------------  -------------
    Net investment income (loss)                         309,225      1,256,674        76,359        303,364       (146,651)
                                                  --------------  ------------- -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            (17,051)       277,422        68,190        (44,494)      (864,173)
  Realized gain distributions                                  -              -             -              -              -
                                                  --------------  ------------- -------------  -------------  -------------
    Net realized gain (loss)                             (17,051)       277,422        68,190        (44,494)      (864,173)
                                                  --------------  ------------- -------------  -------------  -------------
Change in unrealized appreciation (depreciation)         329,910      1,473,366      (145,014)      (284,913)     2,702,730
                                                  --------------  ------------- -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $      622,084      3,007,462          (465)       (26,043)     1,691,906
                                                  ==============  ============= =============  =============  =============

                                                  -----------------------------
                                                    Investors         New
                                                      Trust        Discovery
                                                    Series B        Series
                                                  -------------  -------------
Income:
  Dividends                                              76,006              -
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                            207,631         92,323
  Administrative fee                                     40,453         11,079
                                                  -------------  -------------
    Total expenses                                      248,084        103,402
                                                  -------------  -------------
    Net investment income (loss)                       (172,078)      (103,402)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            39,401        (12,906)
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                             39,401        (12,906)
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)      1,372,535        388,789
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                       1,239,858        272,481
                                                  =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                        MFS                                               MetLife
                                                  --------------  -----------------------------------------------------------
                                                                                                    Harris
                                                        New           Davis          Davis         Oakmark       Jennison
                                                     Discovery       Venture        Venture        Focused        Growth
                                                     Series B      Value Fund A   Value Fund E   Value Fund B   Portfolio B
                                                  --------------  -------------  -------------  -------------  -------------
Income:
  Dividends                                       $            -         13,859      1,125,358              -          7,781
                                                  --------------  -------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                             539,110         30,637      3,608,449      1,783,672      1,289,082
  Administrative fee                                     108,524          3,676        648,656        302,025        219,525
                                                  --------------  -------------  -------------  -------------  -------------
    Total expenses                                       647,634         34,313      4,257,105      2,085,697      1,508,607
                                                  --------------  -------------  -------------  -------------  -------------
    Net investment income (loss)                        (647,634)       (20,454)    (3,131,747)    (2,085,697)    (1,500,826)
                                                  --------------  -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            132,697         25,332     18,739,059     12,587,608      7,611,191
  Realized gain distributions                                  -              -              -      1,405,490              -
                                                  --------------  -------------  -------------  -------------  -------------
    Net realized gain (loss)                             132,697         25,332     18,739,059     13,993,098      7,611,191
                                                  --------------  -------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)       3,090,909        254,756     13,292,529     (3,550,531)     1,439,585
                                                  --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $    2,575,972        259,634     28,899,841      8,356,870      7,549,950
                                                  ==============  =============  =============  =============  =============

                                                  -----------------------------
                                                       MFS           MFS
                                                    Investors       Total
                                                      Trust         Return
                                                    Series B       Series A
                                                  -------------  -------------
Income:
  Dividends                                             173,954        106,109
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                            557,602         43,927
  Administrative fee                                    114,418          5,271
                                                  -------------  -------------
    Total expenses                                      672,020         49,198
                                                  -------------  -------------
    Net investment income (loss)                       (498,066)        56,911
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares         1,897,970          4,911
  Realized gain distributions                                 -         18,205
                                                  -------------  -------------
    Net realized gain (loss)                          1,897,970         23,116
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)      2,165,902        283,500
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                       3,565,806        363,527
                                                  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                                                                  MetLife
                                                  -------------------------------------------------------------------------------
                                                       MFS             Capital          Capital
                                                      Total           Guardian         Guardian      Met/Putnam     Met/Putnam
                                                      Return         U.S. Equity      U.S. Equity      Voyager        Voyager
                                                     Series B         Series A         Series B      Portfolio A    Portfolio B
                                                  --------------    -------------    -------------  -------------  -------------
Income:
  Dividends                                       $      623,281           53,864          435,928            387              -
                                                  --------------    -------------    -------------  -------------  -------------
Expenses:
  Mortality and expense risk                             231,029          187,154          424,916          4,400         27,289
  Administrative fee                                      61,910           22,595          101,113            531          7,482
                                                  --------------    -------------    -------------  -------------  -------------
    Total expenses                                       292,939          209,749          526,029          4,931         34,771
                                                  --------------    -------------    -------------  -------------  -------------
    Net investment income (loss)                         330,342         (155,885)         (90,101)        (4,544)       (34,771)
                                                  --------------    -------------    -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            109,646          149,458          241,126          5,697         18,633
  Realized gain distributions                            114,858                -                -              -              -
                                                  --------------    -------------    -------------  -------------  -------------
    Net realized gain (loss)                             224,504          149,458          241,126          5,697         18,633
                                                  --------------    -------------    -------------  -------------  -------------
Change in unrealized appreciation (depreciation)       2,183,681        4,051,741        3,698,143          8,834        267,425
                                                  --------------    -------------    -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $    2,738,527        4,045,314        3,849,168          9,987        251,287
                                                  ==============    =============    =============  =============  =============

                                                  ------------------------
                                                     Putnam         Putnam
                                                  International  International
                                                      Stock          Stock
                                                     Class A        Class B
                                                  -------------  -------------
Income:
  Dividends                                               3,835        177,682
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                              4,097        161,268
  Administrative fee                                        496         33,561
                                                  -------------  -------------
    Total expenses                                        4,593        194,829
                                                  -------------  -------------
    Net investment income (loss)                           (758)       (17,147)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            (3,631)       547,968
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                             (3,631)       547,968
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)         64,881      1,289,222
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          60,492      1,820,043
                                                  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                                                                   MetLife
                                                  -------------------------------------------------------------------------------

                                                       MFS          SSR Money          Stock          SSR Bond       SSR Bond
                                                     Research        Market            Index           Income         Income
                                                   Series B (d)     Portfolio       Portfolio B      Class A (b)    Class B (b)
                                                  --------------  -------------    -------------    -------------  -------------
Income:
  Dividends                                       $          513        213,250          232,854                -              -
                                                  --------------  -------------    -------------    -------------  -------------
Expenses:
  Mortality and expense risk                                 578        269,717          441,241           88,921          1,545
  Administrative fee                                         140         32,378           75,085           10,670            294
                                                  --------------  -------------    -------------    -------------  -------------
    Total expenses                                           718        302,095          516,326           99,591          1,839
                                                  --------------  -------------    -------------    -------------  -------------
    Net investment income (loss)                            (205)       (88,845)        (283,472)         (99,591)        (1,839)
                                                  --------------  -------------    -------------    -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares              9,938              -          728,516           45,709              -
  Realized gain distributions                                  -              -                -                -              -
                                                  --------------  -------------    -------------    -------------  -------------
    Net realized gain (loss)                               9,938              -          728,516           45,709              -
                                                  --------------  -------------    -------------    -------------  -------------
Change in unrealized appreciation (depreciation)          (9,945)             -        2,043,752          435,451          5,119
                                                  --------------  -------------    -------------    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $         (212)       (88,845)       2,488,796          381,569          3,280
                                                  ==============  =============    =============    =============  =============

                                                  --------------------------
                                                                      Franklin
                                                                      Templeton
                                                   SSR Aurora         Small Cap
                                                   Class B (b)     Portfolio B (b)
                                                  -------------    ---------------
Income:
  Dividends                                                   -                 -
                                                  -------------     -------------
Expenses:
  Mortality and expense risk                             15,633             7,066
  Administrative fee                                      3,158             1,437
                                                  -------------     -------------
    Total expenses                                       18,791             8,503
                                                  -------------     -------------
    Net investment income (loss)                        (18,791)           (8,503)
                                                  -------------     -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             1,749           (18,748)
  Realized gain distributions                                 -                 -
                                                  -------------     -------------
    Net realized gain (loss)                              1,749           (18,748)
                                                  -------------     -------------
Change in unrealized appreciation (depreciation)        565,008           181,578
                                                  -------------     -------------
    Net increase (decrease) in net assets from
     operations                                         547,966           154,327
                                                  =============     =============

(b) For the period from May 3, 2004 to December 31, 2004.
(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                                                           MetLife
                                                  -----------------------------------------------------------------------------
                                                     Salomon           Salomon
                                                     Brothers          Brothers     T Rowe Price   T Rowe Price   T Rowe Price
                                                  Strategic Bond    Strategic Bond   Small Cap      Small Cap      Large Cap
                                                   Class A (b)       Class B (b)    Class A (b)    Class B (b)    Class A (b)
                                                  --------------    -------------- -------------  -------------  -------------
Income:
  Dividends                                       $            -                -              -              -              -
                                                  --------------    -------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                              12,482           45,925         38,710         52,232        127,124
  Administrative fee                                       1,498            9,379          4,675         10,974         15,244
                                                  --------------    -------------  -------------  -------------  -------------
    Total expenses                                        13,980           55,304         43,385         63,206        142,368
                                                  --------------    -------------  -------------  -------------  -------------
    Net investment income (loss)                         (13,980)         (55,304)       (43,385)       (63,206)      (142,368)
                                                  --------------    -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             12,753           29,066        (20,164)       (31,343)        19,431
  Realized gain distributions                                  -                -              -              -              -
                                                  --------------    -------------  -------------  -------------  -------------
    Net realized gain (loss)                              12,753           29,066        (20,164)       (31,343)        19,431
                                                  --------------    -------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)          85,943          329,131        393,320        572,874      1,559,340
                                                  --------------    -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $       84,716          302,893        329,771        478,325      1,436,403
                                                  ==============    =============  =============  =============  =============

                                                                  Oppenheimer
                                                  ------------   -------------

                                                   T Rowe Price     Capital
                                                    Large Cap     Appreciation
                                                   Class B (b)        Fund
                                                  -------------  -------------
Income:
  Dividends                                                   -         27,731
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                            144,370        103,316
  Administrative fee                                     31,181         12,398
                                                  -------------  -------------
    Total expenses                                      175,551        115,714
                                                  -------------  -------------
    Net investment income (loss)                       (175,551)       (87,983)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             5,689       (348,018)
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                              5,689       (348,018)
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)      2,579,088        831,308
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                       2,409,226        395,307
                                                  =============  =============

(b) For the period from May 3, 2004 to December 31, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                                          Oppenheimer
                                                  -----------------------------------------------------------  --------------
                                                    Main Street
                                                     Growth &          High                       Strategic       Growth &
                                                      Income          Income          Bond          Bond           Income
                                                     Fund (d)        Fund (d)       Fund (d)      Fund (d)          Fund
                                                  --------------  -------------  -------------  -------------  -------------
Income:
  Dividends                                       $       79,353        171,207        559,934        164,107        387,909
                                                  --------------  -------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                              39,521         11,694         50,372         13,735        259,054
  Administrative fee                                       4,743          1,403          6,045          1,648         31,087
                                                  --------------  -------------  -------------  -------------  -------------
    Total expenses                                        44,264         13,097         56,417         15,383        290,141
                                                  --------------  -------------  -------------  -------------  -------------
    Net investment income (loss)                          35,089        158,110        503,517        148,724         97,768
                                                  --------------  -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares         (1,194,726)      (341,298)      (380,242)        49,705       (399,273)
  Realized gain distributions                                  -              -              -              -              -
                                                  --------------  -------------  -------------  -------------  -------------
    Net realized gain (loss)                          (1,194,726)      (341,298)      (380,242)        49,705       (399,273)
                                                  --------------  -------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)       1,113,828        223,695       (114,789)      (199,403)     2,152,078
                                                  --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $      (45,809)        40,507          8,486           (974)     1,850,573
                                                  ==============  =============  =============  =============  =============

                                                      Putnam
                                                  ----------------------------

                                                    Growth &         New
                                                     Income         Value
                                                     Fund B        Fund (d)
                                                  ------------- -------------
Income:
  Dividends                                              43,921        17,673
                                                  ------------- -------------
Expenses:
  Mortality and expense risk                             33,337         7,086
  Administrative fee                                      7,277           850
                                                  ------------- -------------
    Total expenses                                       40,614         7,936
                                                  ------------- -------------
    Net investment income (loss)                          3,307         9,737
                                                  ------------- -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            71,371       209,994
  Realized gain distributions                                 -             -
                                                  ------------- -------------
    Net realized gain (loss)                             71,371       209,994
                                                  ------------- -------------
Change in unrealized appreciation (depreciation)        215,402      (211,156)
                                                  ------------- -------------
    Net increase (decrease) in net assets from
     operations                                         290,080         8,575
                                                  ============= =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                                                                   Putnam
                                                  --------------------------------------------------------------------------

                                                       New                                      International
                                                      Value           Vista          Vista         Growth      International
                                                    Fund B (d)        Fund           Fund B         Fund         Equity B
                                                  --------------  -------------  -------------  -------------  -------------
Income:
  Dividends                                       $        6,198              -              -        368,234        714,158
                                                  --------------  -------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                               2,999         69,758         10,810        256,580        526,762
  Administrative fee                                         604          8,371          2,134         30,790        105,117
                                                  --------------  -------------  -------------  -------------  -------------
    Total expenses                                         3,603         78,129         12,944        287,370        631,879
                                                  --------------  -------------  -------------  -------------  -------------
    Net investment income (loss)                           2,595        (78,129)       (12,944)        80,864         82,279
                                                  --------------  -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             94,869       (642,916)        30,209       (923,980)     2,782,666
  Realized gain distributions                                  -              -              -              -              -
                                                  --------------  -------------  -------------  -------------  -------------
    Net realized gain (loss)                              94,869       (642,916)        30,209       (923,980)     2,782,666
                                                  --------------  -------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)         (94,396)     1,609,899        108,535      3,478,127      2,003,275
                                                  --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $        3,068        888,854        125,800      2,635,011      4,868,220
                                                  ==============  =============  =============  =============  =============

                                                  -----------------------------
                                                  International  International
                                                       New            New
                                                  Opportunities  Opportunities
                                                    Fund (d)      Fund B (d)
                                                  -------------  -------------
Income:
  Dividends                                              24,053          2,829
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                              8,498          1,161
  Administrative fee                                      1,020            261
                                                  -------------  -------------
    Total expenses                                        9,518          1,422
                                                  -------------  -------------
    Net investment income (loss)                         14,535          1,407
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares          (115,242)        62,013
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                           (115,242)        62,013
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)         81,952        (65,338)
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         (18,755)        (1,918)
                                                  =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                      Putnam                                              Templeton
                                                  --------------  -------------------------------------------------------------
                                                                      Global         Global          Franklin       Franklin
                                                                      Income         Income           Small          Small
                                                      Equity        Securities     Securities          Cap            Cap
                                                     Income B        Fund (d)      Fund B (d)        Fund (d)      Fund B (d)
                                                  --------------  -------------  -------------    -------------  -------------
Income:
  Dividends                                       $        4,515              -              -                -              -
                                                  --------------  -------------  -------------    -------------  -------------
Expenses:
  Mortality and expense risk                              52,238          5,145          1,497           20,465         26,363
  Administrative fee                                      14,993            630            416            2,486          5,622
                                                  --------------  -------------  -------------    -------------  -------------
    Total expenses                                        67,231          5,775          1,913           22,951         31,985
                                                  --------------  -------------  -------------    -------------  -------------
    Net investment income (loss)                         (62,716)        (5,775)        (1,913)         (22,951)       (31,985)
                                                  --------------  -------------  -------------    -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             37,250        267,870        100,364         (401,504)       680,139
  Realized gain distributions                                301              -              -                -              -
                                                  --------------  -------------  -------------    -------------  -------------
    Net realized gain (loss)                              37,551        267,870        100,364         (401,504)       680,139
                                                  --------------  -------------  -------------    -------------  -------------
Change in unrealized appreciation (depreciation)         990,165       (287,913)      (108,700)         446,555       (655,847)
                                                  --------------  -------------  -------------    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $      965,000        (25,818)       (10,249)          22,100         (7,693)
                                                  ==============  =============  =============    =============  =============

                                                  ---------------------------

                                                      Growth         Growth
                                                    Securities     Securities
                                                       Fund          Fund B
                                                  -------------  -------------
Income:
  Dividends                                              36,502         23,878
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                             35,477         21,567
  Administrative fee                                      4,297          5,041
                                                  -------------  -------------
    Total expenses                                       39,774         26,608
                                                  -------------  -------------
    Net investment income (loss)                         (3,272)        (2,730)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares           (31,651)        30,423
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                            (31,651)        30,423
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)        427,844        242,639
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         392,921        270,332
                                                  =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                                                                 Templeton
                                                  -------------------------------------------------------------------------
                                                                                  Developing    Developing       Mutual
                                                     Foreign         Foreign       Markets       Markets         Shares
                                                    Securities      Securities    Securities    Securities     Securities
                                                       Fund           Fund B         Fund         Fund B        Fund (d)
                                                  --------------  -------------  ------------- ------------- -------------
Income:
  Dividends                                       $      157,179        270,922        150,335       495,549             -
                                                  --------------  -------------  ------------- ------------- -------------
Expenses:
  Mortality and expense risk                             172,837        309,122         98,737       342,862        45,304
  Administrative fee                                      20,874         65,117         11,848        68,865         5,437
                                                  --------------  -------------  ------------- ------------- -------------
    Total expenses                                       193,711        374,239        110,585       411,727        50,741
                                                  --------------  -------------  ------------- ------------- -------------
    Net investment income (loss)                         (36,532)      (103,317)        39,750        83,822       (50,741)
                                                  --------------  -------------  ------------- ------------- -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            218,158        158,207        442,815       422,937     1,231,279
  Realized gain distributions                                  -              -              -             -             -
                                                  --------------  -------------  ------------- ------------- -------------
    Net realized gain (loss)                             218,158        158,207        442,815       422,937     1,231,279
                                                  --------------  -------------  ------------- ------------- -------------
Change in unrealized appreciation (depreciation)       2,066,245      5,005,428      1,147,052     5,677,415    (1,032,976)
                                                  --------------  -------------  ------------- ------------- -------------
    Net increase (decrease) in net assets from
     operations                                   $    2,247,871      5,060,318      1,629,617     6,184,174       147,562
                                                  ==============  =============  ============= ============= =============

                                                  -----------------------------
                                                      Mutual     Franklin Large
                                                      Shares       Cap Growth
                                                    Securities     Securities
                                                    Fund B (d)      Fund (d)
                                                  -------------  --------------
Income:
  Dividends                                                   -              -
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                            102,669         20,699
  Administrative fee                                     20,730          2,521
                                                  -------------  -------------
    Total expenses                                      123,399         23,220
                                                  -------------  -------------
    Net investment income (loss)                       (123,399)       (23,220)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares         3,011,035     (1,311,157)
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                          3,011,035     (1,311,157)
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)     (2,564,400)     1,343,957
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         323,236          9,580
                                                  =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                    Templeton                                             Fidelity
                                                  --------------  -------------------------------------------------------------
                                                  Franklin Large
                                                    Cap Growth                                                      Growth
                                                    Securities       Growth         Growth          Contrafund   Opportunities
                                                    Fund B (d)      Portfolio     Portfolio B       Portfolio      Portfolio
                                                  --------------  -------------  -------------    -------------  -------------
Income:
  Dividends                                       $            -          6,289         19,272           11,724          2,881
                                                  --------------  -------------  -------------    -------------  -------------
Expenses:
  Mortality and expense risk                              22,409         29,262        346,764           40,834          6,174
  Administrative fee                                       5,446          3,501         70,367            4,885            746
                                                  --------------  -------------  -------------    -------------  -------------
    Total expenses                                        27,855         32,763        417,131           45,719          6,920
                                                  --------------  -------------  -------------    -------------  -------------
    Net investment income (loss)                         (27,855)       (26,474)      (397,859)         (33,995)        (4,039)
                                                  --------------  -------------  -------------    -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            259,185       (179,954)       142,572              122        (44,412)
  Realized gain distributions                                  -              -              -                -              -
                                                  --------------  -------------  -------------    -------------  -------------
    Net realized gain (loss)                             259,185       (179,954)       142,572              122        (44,412)
                                                  --------------  -------------  -------------    -------------  -------------
Change in unrealized appreciation (depreciation)        (229,028)       234,529      2,144,088          423,007         72,280
                                                  --------------  -------------  -------------    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $        2,302         28,101      1,888,801          389,134         23,829
                                                  ==============  =============  =============    =============  =============

                                                  ---------------------------

                                                    Growth &        Equity-
                                                     Income         Income
                                                    Portfolio      Portfolio
                                                  -------------  -------------
Income:
  Dividends                                              18,690         29,388
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                             24,823         22,741
  Administrative fee                                      2,968          2,721
                                                  -------------  -------------
    Total expenses                                       27,791         25,462
                                                  -------------  -------------
    Net investment income (loss)                         (9,101)         3,926
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares           (39,851)         5,029
  Realized gain distributions                                 -          7,021
                                                  -------------  -------------
    Net realized gain (loss)                            (39,851)        12,050
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)        127,414        149,761
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          78,462        165,737
                                                  =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                             Fidelity                          American Century
                                                  -----------------------------  -------------------------------------------
                                                      Equity-         High          Income &
                                                      Income         Income          Growth     International      Value
                                                    Portfolio B    Portfolio B      Fund (d)      Fund (d)        Fund (d)
                                                  --------------  -------------  -------------  -------------  -------------
Income:
  Dividends                                       $       80,772         65,089      1,043,587          3,745        155,758
                                                  --------------  -------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                              80,207         10,054        331,739          2,889         70,580
  Administrative fee                                      15,708          2,043         36,946            351          7,759
                                                  --------------  -------------  -------------  -------------  -------------
    Total expenses                                        95,915         12,097        368,685          3,240         78,339
                                                  --------------  -------------  -------------  -------------  -------------
    Net investment income (loss)                         (15,143)        52,992        674,902            505         77,419
                                                  --------------  -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            221,824         20,166      7,155,292         68,265      2,551,824
  Realized gain distributions                             21,050              -              -              -        120,824
                                                  --------------  -------------  -------------  -------------  -------------
    Net realized gain (loss)                             242,874         20,166      7,155,292         68,265      2,672,648
                                                  --------------  -------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)         345,554        (11,431)    (7,391,255)       (65,734)    (2,303,445)
                                                  --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $      573,285         61,727        438,939          3,036        446,622
                                                  ==============  =============  =============  =============  =============

                                                             Dreyfus
                                                  ----------------------------
                                                      Stock          Stock
                                                      Index          Index
                                                      Fund           Fund B
                                                  -------------  -------------
Income:
  Dividends                                              14,567         37,694
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                             10,308         35,015
  Administrative fee                                      1,237          6,745
                                                  -------------  -------------
    Total expenses                                       11,545         41,760
                                                  -------------  -------------
    Net investment income (loss)                          3,022         (4,066)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares           (71,890)        50,504
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                            (71,890)        50,504
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)        138,503        160,239
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          69,635        206,677
                                                  =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                                             Dreyfus
                                                  -------------------------------------------------------------
                                                    Disciplined     Disciplined      Capital         Capital
                                                       Stock           Stock      Appreciation    Appreciation
                                                   Portfolio (d)  Portfolio B (d) Portfolio (d)  Portfolio B (d)
                                                  --------------  --------------- -------------  ---------------
Income:
  Dividends                                       $           19               -          1,354               -
                                                  --------------   -------------  -------------   -------------
Expenses:
  Mortality and expense risk                                 463           1,097         21,050          78,206
  Administrative fee                                          62             259          2,526          15,450
                                                  --------------   -------------  -------------   -------------
    Total expenses                                           525           1,356         23,576          93,656
                                                  --------------   -------------  -------------   -------------
    Net investment income (loss)                            (506)         (1,356)       (22,222)        (93,656)
                                                  --------------   -------------  -------------   -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            (25,365)          3,492       (434,320)      1,401,721
  Realized gain distributions                                  -               -              -               -
                                                  --------------   -------------  -------------   -------------
    Net realized gain (loss)                             (25,365)          3,492       (434,320)      1,401,721
                                                  --------------   -------------  -------------   -------------
Change in unrealized appreciation (depreciation)          23,270          (7,375)       476,958      (1,236,158)
                                                  --------------   -------------  -------------   -------------
    Net increase (decrease) in net assets from
     operations                                   $       (2,601)         (5,239)        20,416          71,907
                                                  ==============   =============  =============   =============

                                                             INVESCO                PIMCO
                                                  ----------------------------  -------------
                                                                      High          High
                                                     Dynamics        Yield          Yield
                                                     Fund (d)       Fund (d)      Portfolio
                                                  -------------  -------------  -------------
Income:
  Dividends                                                   -        382,485        296,076
                                                  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                            129,326         15,058         59,702
  Administrative fee                                     14,418          1,710          6,708
                                                  -------------  -------------  -------------
    Total expenses                                      143,744         16,768         66,410
                                                  -------------  -------------  -------------
    Net investment income (loss)                       (143,744)       365,717        229,666
                                                  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares         1,812,574       (939,762)        90,761
  Realized gain distributions                                 -              -              -
                                                  -------------  -------------  -------------
    Net realized gain (loss)                          1,812,574       (939,762)        90,761
                                                  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)     (1,350,743)       620,775         (1,269)
                                                  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         318,087         46,730        319,158
                                                  =============  =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
For the Year ended December 31, 2004

                                                                     PIMCO                               Scudder I
                                                  -------------------------------------------- -----------------------------
                                                                    StocksPLUS
                                                        Low          Growth &        Total
                                                     Duration         Income        Return     International   International
                                                     Portfolio      Portfolio      Portfolio   Portfolio (d)  Portfolio B (d)
                                                  --------------  -------------  ------------- -------------  ---------------
Income:
  Dividends                                       $      175,372         25,260        856,057        31,708          90,175
                                                  --------------  -------------  ------------- -------------   -------------
Expenses:
  Mortality and expense risk                             166,643         19,224        473,077        10,447          37,461
  Administrative fee                                      18,761          2,146         53,085         1,254           7,436
                                                  --------------  -------------  ------------- -------------   -------------
    Total expenses                                       185,404         21,370        526,162        11,701          44,897
                                                  --------------  -------------  ------------- -------------   -------------
    Net investment income (loss)                         (10,032)         3,890        329,895        20,007          45,278
                                                  --------------  -------------  ------------- -------------   -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             65,147            (59)       248,093    (1,080,227)      1,183,914
  Realized gain distributions                             11,818              -        302,703             -               -
                                                  --------------  -------------  ------------- -------------   -------------
    Net realized gain (loss)                              76,965            (59)       550,796    (1,080,227)      1,183,914
                                                  --------------  -------------  ------------- -------------   -------------
Change in unrealized appreciation (depreciation)         (21,090)       122,281        240,987     1,089,607      (1,103,543)
                                                  --------------  -------------  ------------- -------------   -------------
    Net increase (decrease) in net assets from
     operations                                   $       45,843        126,112      1,121,678        29,387         125,649
                                                  ==============  =============  ============= =============   =============

                                                  First American
                                                  --------------

                                                      Equity
                                                      Income
                                                   Class B (d)       Total
                                                  -------------- -------------
Income:
  Dividends                                              88,503     81,488,817
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                            119,619     67,441,562
  Administrative fee                                     14,354     10,945,175
                                                  -------------  -------------
    Total expenses                                      133,973     78,386,737
                                                  -------------  -------------
    Net investment income (loss)                        (45,470)     3,102,080
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares           750,768    162,766,698
  Realized gain distributions                                 -     17,790,793
                                                  -------------  -------------
    Net realized gain (loss)                            750,768    180,557,491
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)       (704,443)   365,180,587
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             855    548,840,158
                                                  =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                                                  Met Investors
                                                    ---------------------------------------------------------------------------
                                                      Lord Abbett    Lord Abbett    Lord Abbett    Lord Abbett    Lord Abbett
                                                       Growth &       Growth &         Bond           Bond          Growth
                                                        Income         Income        Debenture      Debenture     Opportunity
                                                       Portfolio     Portfolio B     Portfolio     Portfolio B     Portfolio
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $   (7,872,244)    (5,753,331)     2,231,240      2,591,935       (334,138)
  Net realized gain (loss)                              24,848,838     17,282,222      1,104,358     10,599,706      1,242,900
  Change in unrealized appreciation (depreciation)      77,095,410     44,726,740      5,084,214        465,920      1,497,265
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         94,072,004     56,255,631      8,419,812     13,657,561      2,406,027
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -              -              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                   -              -              -              -              -
  Payments received from contract owners                 2,982,840    107,348,452        594,146     57,274,372        102,542
  Transfers between sub-accounts (including fixed
   account), net                                       125,356,847    (18,889,090)     3,014,049    (53,211,457)       (63,562)
  Transfers for contract benefits and terminations    (134,764,389)   (21,203,055)   (23,870,688)   (12,317,994)    (3,618,081)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              (6,424,702)    67,256,307    (20,262,493)    (8,255,079)    (3,579,101)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets               87,647,302    123,511,938    (11,842,681)     5,402,482     (1,173,074)
Net assets at beginning of period                      800,648,101    402,272,378    135,471,997    188,208,448     25,492,111
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $  888,295,403    525,784,316    123,629,316    193,610,930     24,319,037
                                                    ==============  =============  =============  =============  =============

                                                    -----------------------------
                                                     Lord Abbett    Lord Abbett
                                                       Growth         Mid-Cap
                                                     Opportunity       Value
                                                     Portfolio B     Portfolio
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           (357,095)      (867,488)
  Net realized gain (loss)                                193,111      6,537,880
  Change in unrealized appreciation (depreciation)      3,479,782     15,073,798
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         3,315,798     20,744,190
                                                    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                  -              -
  Payments received from contract owners                2,912,765        562,622
  Transfers between sub-accounts (including fixed
   account), net                                        3,025,696     18,556,287
  Transfers for contract benefits and terminations     (1,320,593)   (13,578,038)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              4,617,868      5,540,871
                                                    -------------  -------------
    Net increase (decrease) in net assets               7,933,666     26,285,061
Net assets at beginning of period                      25,659,709     84,661,233
                                                    -------------  -------------
Net assets at end of period                            33,593,375    110,946,294
                                                    =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                                                   Met Investors
                                                    ----------------------------------------------------------------------------
                                                      Lord Abbett    Lord Abbett     JP Morgan       JP Morgan      JP Morgan
                                                        Mid-Cap       America's       Quality         Quality        Select
                                                         Value          Value          Bond            Bond          Equity
                                                      Portfolio B    Portfolio B   Portfolio (a)  Portfolio B (a) Portfolio (a)
                                                    --------------  -------------  -------------  --------------- -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $   (1,051,839)       443,558      3,592,238       3,921,704        430,253
  Net realized gain (loss)                               3,633,826        210,560      3,475,060      (2,805,252)    (4,133,552)
  Change in unrealized appreciation (depreciation)      24,947,387      2,641,060     (5,403,114)        297,674     10,062,526
                                                    --------------  -------------  -------------   -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         27,529,374      3,295,178      1,664,184       1,414,126      6,359,227
                                                    --------------  -------------  -------------   -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -              -               -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                   -              -              -               -              -
  Payments received from contract owners                19,170,047      8,277,149        315,209       7,126,941        340,763
  Transfers between sub-accounts (including fixed
   account), net                                        31,132,813     16,373,871    (65,862,133)    (57,676,965)  (102,106,480)
  Transfers for contract benefits and terminations      (4,683,768)      (922,441)   (11,485,567)     (2,355,902)   (15,481,724)
                                                    --------------  -------------  -------------   -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              45,619,092     23,728,579    (77,032,491)    (52,905,926)  (117,247,441)
                                                    --------------  -------------  -------------   -------------  -------------
    Net increase (decrease) in net assets               73,148,466     27,023,757    (75,368,307)    (51,491,800)  (110,888,214)
Net assets at beginning of period                       91,444,408      5,384,408     75,368,307      51,491,800    110,888,214
                                                    --------------  -------------  -------------   -------------  -------------
Net assets at end of period                         $  164,592,874     32,408,165              -               -              -
                                                    ==============  =============  =============   =============  =============

                                                    ------------------------------
                                                       JP Morgan     Met/Putnam
                                                        Select         Capital
                                                        Equity      Opportunities
                                                    Portfolio B (a)  Portfolio A
                                                    --------------- -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              40,561       (575,535)
  Net realized gain (loss)                               1,047,352         82,202
  Change in unrealized appreciation (depreciation)        (497,869)     6,740,635
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            590,044      6,247,302
                                                     -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                   -              -
  Payments received from contract owners                   444,581        101,605
  Transfers between sub-accounts (including fixed
   account), net                                        (9,568,544)    (1,945,724)
  Transfers for contract benefits and terminations        (399,170)    (7,254,731)
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              (9,523,133)    (9,098,850)
                                                     -------------  -------------
    Net increase (decrease) in net assets               (8,933,089)    (2,851,548)
Net assets at beginning of period                        8,933,089     43,896,050
                                                     -------------  -------------
Net assets at end of period                                      -     41,044,502
                                                     =============  =============

(a) For the period from January 1, 2004 to November 19, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                                                  Met Investors
                                                    ----------------------------------------------------------------------------
                                                      Met/Putnam                     Oppenheimer    Oppenheimer       PIMCO
                                                        Capital       Met/Putnam       Capital        Capital       Inflation
                                                     Opportunities     Research     Appreciation    Appreciation  Protected Bond
                                                      Portfolio B   Portfolio B (a) Portfolio (b)   Portfolio B    Portfolio B
                                                    --------------  --------------- -------------  -------------  --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $      (38,155)       (157,539)       239,178      2,126,384      3,008,109
  Net realized gain (loss)                                  46,481       2,660,135        448,690     14,498,097      5,215,578
  Change in unrealized appreciation (depreciation)         470,082      (2,431,663)       257,197     (9,976,968)       536,969
                                                    --------------   -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            478,408          70,933        945,065      6,647,513      8,760,656
                                                    --------------   -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -               -              -              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                   -               -              -              -              -
  Payments received from contract owners                   473,843       4,201,245         25,271     46,630,315     43,412,414
  Transfers between sub-accounts (including fixed
   account), net                                           156,443     (22,149,842)    14,905,104    (34,418,491)   (29,359,475)
  Transfers for contract benefits and terminations        (137,129)     (1,012,587)    (1,341,659)    (6,826,467)    (6,087,426)
                                                    --------------   -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 493,157     (18,961,184)    13,588,716      5,385,357      7,965,513
                                                    --------------   -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                  971,565     (18,890,251)    14,533,781     12,032,870     16,726,169
Net assets at beginning of period                        2,564,479      18,890,251              -    121,535,657     80,239,422
                                                    --------------   -------------  -------------  -------------  -------------
Net assets at end of period                         $    3,536,044               -     14,533,781    133,568,527     96,965,591
                                                    ==============   =============  =============  =============  =============

                                                    -----------------------------
                                                        PIMCO          Janus
                                                        Money       Aggressive
                                                       Market         Growth
                                                     Portfolio B   Portfolio (b)
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           (454,832)      (291,637)
  Net realized gain (loss)                                      -        107,894
  Change in unrealized appreciation (depreciation)              -      2,958,980
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          (454,832)     2,775,237
                                                    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                  -              -
  Payments received from contract owners               18,866,564         55,387
  Transfers between sub-accounts (including fixed
   account), net                                      (19,775,126)    30,572,317
  Transfers for contract benefits and terminations     (9,031,930)    (2,792,125)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                             (9,940,492)    27,835,579
                                                    -------------  -------------
    Net increase (decrease) in net assets             (10,395,324)    30,610,816
Net assets at beginning of period                      39,336,588              -
                                                    -------------  -------------
Net assets at end of period                            28,941,264     30,610,816
                                                    =============  =============

(a) For the period from January 1, 2004 to November 19, 2004.
(b) For the period from May 3, 2004 to December 31, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                                                  Met Investors
                                                    ---------------------------------------------------------------------------
                                                         Janus          PIMCO          PIMCO                     T Rowe Price
                                                      Aggressive    Total Return    Total Return      PIMCO         Mid Cap
                                                        Growth          Bond            Bond       Innovation       Growth
                                                      Portfolio B   Portfolio (b)   Portfolio B    Portfolio B   Portfolio (b)
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $   (1,992,552)       233,173     11,643,360       (254,306)      (243,056)
  Net realized gain (loss)                               8,641,565        (27,085)       304,805        381,206        153,404
  Change in unrealized appreciation (depreciation)       4,022,141        329,368     (5,228,541)      (302,650)     3,294,803
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         10,671,154        535,456      6,719,624       (175,750)     3,205,151
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -              -              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                   -              -              -              -              -
  Payments received from contract owners                24,396,839         64,892     53,030,826      4,490,214        110,577
  Transfers between sub-accounts (including fixed
   account), net                                        35,974,721     68,960,365     32,021,343      2,578,164     21,803,480
  Transfers for contract benefits and terminations      (4,827,370)    (2,109,691)   (10,729,180)      (548,925)      (921,339)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              55,544,190     66,915,566     74,322,989      6,519,453     20,992,718
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets               66,215,344     67,451,022     81,042,613      6,343,703     24,197,869
Net assets at beginning of period                       56,084,564              -    190,243,251      8,065,893              -
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $  122,299,908     67,451,022    271,285,864     14,409,596     24,197,869
                                                    ==============  =============  =============  =============  =============

                                                    -----------------------------
                                                     T Rowe Price       MFS
                                                       Mid Cap       Research
                                                        Growth     International
                                                     Portfolio B     Portfolio
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                         (1,284,730)      (593,987)
  Net realized gain (loss)                              5,705,677      2,942,722
  Change in unrealized appreciation (depreciation)      6,437,152      6,661,756
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                        10,858,099      9,010,491
                                                    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                  -              -
  Payments received from contract owners               23,544,535        121,278
  Transfers between sub-accounts (including fixed
   account), net                                      (17,521,893)     7,340,243
  Transfers for contract benefits and terminations     (3,724,070)    (8,690,195)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              2,298,572     (1,228,674)
                                                    -------------  -------------
    Net increase (decrease) in net assets              13,156,671      7,781,817
Net assets at beginning of period                      69,508,837     49,570,906
                                                    -------------  -------------
Net assets at end of period                            82,665,508     57,352,723
                                                    =============  =============

(b) For the period from May 3, 2004 to December 31, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                                                   Met Investors
                                                    ---------------------------------------------------------------------------
                                                          MFS            AIM            AIM          Harris       Third Avenue
                                                       Research       Small Cap       Mid Cap        Oakmark       Small Cap
                                                     International     Growth       Core Equity   International      Value
                                                      Portfolio B    Portfolio B    Portfolio B    Portfolio B    Portfolio B
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $   (1,182,735)    (1,158,403)      (792,867)    (1,893,417)      (520,822)
  Net realized gain (loss)                               9,865,452      7,227,903      4,854,433     18,675,834     16,405,335
  Change in unrealized appreciation (depreciation)       9,993,986     (1,462,032)       735,429      3,947,373      6,497,279
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         18,676,703      4,607,468      4,796,995     20,729,790     22,381,792
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -              -              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                   -              -              -              -              -
  Payments received from contract owners                26,349,090     21,876,945     14,404,656     37,300,557     32,859,139
  Transfers between sub-accounts (including fixed
   account), net                                        24,939,970    (11,806,082)   (25,018,888)   (29,431,891)   (33,285,088)
  Transfers for contract benefits and terminations      (4,237,568)    (2,569,865)    (2,229,970)    (3,344,680)    (3,646,310)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              47,051,492      7,500,998    (12,844,202)     4,523,986     (4,072,259)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets               65,728,195     12,108,466     (8,047,207)    25,253,776     18,309,533
Net assets at beginning of period                       36,781,425     44,193,099     44,638,929     70,998,028     71,162,799
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $  102,509,620     56,301,565     36,591,722     96,251,804     89,472,332
                                                    ==============  =============  =============  =============  =============

                                                    -------------------------------
                                                       Neuberger        Turner
                                                      Berman Real       Mid-Cap
                                                        Estate          Growth
                                                    Portfolio B (b) Portfolio B (b)
                                                    --------------- ---------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             459,689        (256,994)
  Net realized gain (loss)                               3,494,105       1,663,752
  Change in unrealized appreciation (depreciation)       3,629,489       2,129,622
                                                     -------------   -------------
    Net increase (decrease) in net assets from
     operations                                          7,583,283       3,536,380
                                                     -------------   -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -               -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                   -               -
  Payments received from contract owners                 5,537,181       5,026,942
  Transfers between sub-accounts (including fixed
   account), net                                         7,900,247       8,168,886
  Transfers for contract benefits and terminations      (1,141,369)       (562,734)
                                                     -------------   -------------
    Net increase (decrease) in net assets from
     contract transactions                              12,296,059      12,633,094
                                                     -------------   -------------
    Net increase (decrease) in net assets               19,879,342      16,169,474
Net assets at beginning of period                                -               -
                                                     -------------   -------------
Net assets at end of period                             19,879,342      16,169,474
                                                     =============   =============

(b) For the period from May 3, 2004 to December 31, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                                          Met Investors
                                                    -----------------------------------------------------------------------------
                                                     Goldman Sachs    Defensive       Moderate       Balance         Growth
                                                        Mid-Cap        Strategy       Strategy       Strategy       Strategy
                                                         Value         Fund of        Fund of        Fund of        Fund of
                                                    Portfolio B (b)   Fund B (c)     Fund B (c)     Fund B (c)     Fund B (c)
                                                    --------------- -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $      (56,065)       320,623      1,338,771      2,864,056      1,747,014
  Net realized gain (loss)                               2,456,485            133              -              -              -
  Change in unrealized appreciation (depreciation)       3,083,174        (68,764)       284,038      3,007,737      5,450,278
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          5,483,594        251,992      1,622,809      5,871,793      7,197,292
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -              -              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                   -              -              -              -              -
  Payments received from contract owners                 7,257,407        675,227     16,040,082     21,541,676     15,760,337
  Transfers between sub-accounts (including fixed
   account), net                                         8,931,343     18,662,867     91,096,890    295,444,442    313,817,330
  Transfers for contract benefits and terminations        (762,780)       (13,207)            (1)      (383,737)      (238,401)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              15,425,970     19,324,887    107,136,971    316,602,381    329,339,266
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets               20,909,564     19,576,879    108,759,780    322,474,174    336,536,558
Net assets at beginning of period                                -              -              -              -              -
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $   20,909,564     19,576,879    108,759,780    322,474,174    336,536,558
                                                    ==============  =============  =============  =============  =============

                                                                      Russell
                                                    ------------   -------------
                                                      Aggressive
                                                       Strategy     Multi-Style
                                                       Fund of        Equity
                                                      Fund B (c)       Fund
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             85,390       (257,355)
  Net realized gain (loss)                                 21,050     (1,978,156)
  Change in unrealized appreciation (depreciation)      1,710,637      5,314,451
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         1,817,077      3,078,940
                                                    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                  -              -
  Payments received from contract owners                3,771,389        178,724
  Transfers between sub-accounts (including fixed
   account), net                                       72,592,578       (162,371)
  Transfers for contract benefits and terminations       (689,822)    (7,378,768)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                             75,674,145     (7,362,415)
                                                    -------------  -------------
    Net increase (decrease) in net assets              77,491,222     (4,283,475)
Net assets at beginning of period                               -     43,469,136
                                                    -------------  -------------
Net assets at end of period                            77,491,222     39,185,661
                                                    =============  =============

(b) For the period from May 3, 2004 to December 31, 2004.
(c) For the period from November 22, 2004 to December 31, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                              Russell
                                                    -----------------------------------------------------------  --------------
                                                                                                       Real
                                                      Aggressive                        Core          Estate        Premier
                                                        Equity          Non-US          Bond        Securities      Equity
                                                         Fund            Fund           Fund           Fund          Fund
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $      189,789         78,933        704,177        241,696       (243,514)
  Net realized gain (loss)                                 264,429       (350,261)       180,145        307,357    (23,619,770)
  Change in unrealized appreciation (depreciation)         625,829      2,696,243        (93,968)       467,631     22,753,492
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          1,080,047      2,424,915        790,354      1,016,684     (1,109,792)
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -              -              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                   -              -              -              -              -
  Payments received from contract owners                    25,937         48,750         50,809         39,153         56,482
  Transfers between sub-accounts (including fixed
   account), net                                          (312,457)      (877,023)      (360,293)      (122,303)   (48,496,209)
  Transfers for contract benefits and terminations      (1,615,885)    (3,185,448)    (5,281,016)      (500,717)    (1,610,631)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              (1,902,405)    (4,013,721)    (5,590,500)      (583,867)   (50,050,358)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                 (822,358)    (1,588,806)    (4,800,146)       432,817    (51,160,150)
Net assets at beginning of period                        9,629,644     17,606,468     28,579,979      3,428,028     52,602,977
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $    8,807,286     16,017,662     23,779,833      3,860,845      1,442,827
                                                    ==============  =============  =============  =============  =============

                                                          AIM
                                                    -----------------------------

                                                       Premier        Capital
                                                        Equity      Appreciation
                                                      Fund B (d)        Fund
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             (6,246)      (418,828)
  Net realized gain (loss)                                147,228     (2,982,537)
  Change in unrealized appreciation (depreciation)       (176,849)     4,731,811
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           (35,867)     1,330,446
                                                    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                  -              -
  Payments received from contract owners                  115,746         63,518
  Transfers between sub-accounts (including fixed
   account), net                                       (1,353,613)    (2,550,410)
  Transfers for contract benefits and terminations        (36,090)    (3,227,490)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                             (1,273,957)    (5,714,382)
                                                    -------------  -------------
    Net increase (decrease) in net assets              (1,309,824)    (4,383,936)
Net assets at beginning of period                       1,309,824     33,285,175
                                                    -------------  -------------
Net assets at end of period                                     -     28,901,239
                                                    =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                         AIM
                                                    --------------------------------------------  --------------

                                                       Capital      International  International     Premier
                                                     Appreciation      Growth         Growth         Growth
                                                        Fund B          Fund          Fund B      Portfolio (d)
                                                    --------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $      (12,342)       (40,440)        (3,244)      (169,592)
  Net realized gain (loss)                                  43,052        342,965          7,833    (19,202,285)
  Change in unrealized appreciation (depreciation)          (2,249)       783,799         79,188     18,545,197
                                                    --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             28,461      1,086,324         83,777       (826,680)
                                                    --------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                   -              -              -              -
  Payments received from contract owners                    30,528         12,369        102,345        189,934
  Transfers between sub-accounts (including fixed
   account), net                                           (70,232)      (196,277)        80,847    (34,643,857)
  Transfers for contract benefits and terminations         (68,950)      (598,835)        (2,476)    (1,169,564)
                                                    --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                (108,654)      (782,743)       180,716    (35,623,487)
                                                    --------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                  (80,193)       303,581        264,493    (36,450,167)
Net assets at beginning of period                          885,638      5,385,882        265,976     36,450,167
                                                    --------------  -------------  -------------  -------------
Net assets at end of period                         $      805,445      5,689,463        530,469              -
                                                    ==============  =============  =============  =============

                                                                Alliance
                                                    ---------------------------------------------
                                                                      Bernstein      Bernstein
                                                        Premier      Real Estate    Real Estate
                                                        Growth       Investment     Investment
                                                    Portfolio B (d)   Portfolio     Portfolio B
                                                    --------------- -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            (415,845)       130,820        322,337
  Net realized gain (loss)                               1,466,964      1,400,139      2,228,991
  Change in unrealized appreciation (depreciation)      (3,373,114)     2,377,347      9,159,306
                                                     -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         (2,321,995)     3,908,306     11,710,634
                                                     -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                   -              -              -
  Payments received from contract owners                 6,595,077         91,294      4,753,856
  Transfers between sub-accounts (including fixed
   account), net                                       (79,889,820)    (1,147,781)    (4,939,227)
  Transfers for contract benefits and terminations      (1,105,427)    (1,673,062)    (1,689,281)
                                                     -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                             (74,400,170)    (2,729,549)    (1,874,652)
                                                     -------------  -------------  -------------
    Net increase (decrease) in net assets              (76,722,165)     1,178,757      9,835,982
Net assets at beginning of period                       76,722,165     13,280,292     34,523,107
                                                     -------------  -------------  -------------
Net assets at end of period                                      -     14,459,049     44,359,089
                                                     =============  =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                               Alliance                Liberty             Goldman Sachs
                                                    ------------------------------  -------------  ----------------------------
                                                       Bernstein                       Newport         Growth
                                                         Small         Bernstein     Tiger Fund,         &        International
                                                          Cap            Value        Variable         Income        Equity
                                                    Portfolio B (d) Portfolio B (d)  Series (d)       Fund (d)      Fund (d)
                                                    --------------- --------------- -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $      (10,398)         (5,437)        (3,012)       (21,453)        (9,411)
  Net realized gain (loss)                                 593,152         216,151         98,477       (118,226)      (525,927)
  Change in unrealized appreciation (depreciation)        (565,412)       (210,955)      (101,754)       224,005        483,225
                                                    --------------   -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             17,342            (241)        (6,289)        84,326        (52,113)
                                                    --------------   -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -               -              -              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                   -               -              -              -              -
  Payments received from contract owners                    21,418          10,250            205          1,397            444
  Transfers between sub-accounts (including fixed
   account), net                                        (2,164,385)     (1,160,886)      (606,780)    (4,438,165)    (1,892,851)
  Transfers for contract benefits and terminations         (21,521)        (13,200)       (38,991)      (153,060)       (97,820)
                                                    --------------   -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              (2,164,488)     (1,163,836)      (645,566)    (4,589,828)    (1,990,227)
                                                    --------------   -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets               (2,147,146)     (1,164,077)      (651,855)    (4,505,502)    (2,042,340)
Net assets at beginning of period                        2,147,146       1,164,077        651,855      4,505,502      2,042,340
                                                    --------------   -------------  -------------  -------------  -------------
Net assets at end of period                         $            -               -              -              -              -
                                                    ==============   =============  =============  =============  =============

                                                             Scudder II
                                                    ----------------------------
                                                       Dreman            Small
                                                     High Return          Cap
                                                       Equity           Growth
                                                    Portfolio (d)      Portfolio
                                                    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              3,057          (28,014)
  Net realized gain (loss)                                 29,617         (189,425)
  Change in unrealized appreciation (depreciation)        (32,985)         386,880
                                                    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                              (311)         169,441
                                                    -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -                -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                  -                -
  Payments received from contract owners                        -           20,412
  Transfers between sub-accounts (including fixed
   account), net                                         (222,282)        (133,613)
  Transfers for contract benefits and terminations        (13,907)        (249,568)
                                                    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                               (236,189)        (362,769)
                                                    -------------    -------------
    Net increase (decrease) in net assets                (236,500)        (193,328)
Net assets at beginning of period                         236,500        2,111,377
                                                    -------------    -------------
Net assets at end of period                                     -        1,918,049
                                                    =============    =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                              Scudder II                                              MFS
                                                    -----------------------------  --------------------------------------------
                                                        Dreman
                                                       Small Cap      Government
                                                         Value        Securities        Bond         Research       Research
                                                       Portfolio      Portfolio      Series (d)     Series (d)    Series B (d)
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $      (21,207)        60,899         48,257         60,002          5,171
  Net realized gain (loss)                                 760,552         31,407         30,549     (4,238,927)        81,723
  Change in unrealized appreciation (depreciation)         225,199        (38,108)       (76,482)     4,316,676        (70,128)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            964,544         54,198          2,324        137,751         16,766
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -              -              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                   -              -              -              -              -
  Payments received from contract owners                    21,990          2,740            450         20,347          1,322
  Transfers between sub-accounts (including fixed
   account), net                                        (1,309,405)      (439,935)      (912,465)   (10,195,745)    (1,418,020)
  Transfers for contract benefits and terminations        (965,891)      (380,162)      (106,878)      (384,245)        (9,857)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              (2,253,306)      (817,357)    (1,018,893)   (10,559,643)    (1,426,555)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets               (1,288,762)      (763,159)    (1,016,569)   (10,421,892)    (1,409,789)
Net assets at beginning of period                        5,513,706      3,000,315      1,016,569     10,421,892      1,409,789
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $    4,224,944      2,237,156              -              -              -
                                                    ==============  =============  =============  =============  =============

                                                    -----------------------------

                                                       Emerging       Emerging
                                                        Growth         Growth
                                                      Series (d)    Series B (d)
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            (54,941)        (5,675)
  Net realized gain (loss)                             (5,546,123)        26,660
  Change in unrealized appreciation (depreciation)      5,701,490        (20,337)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           100,426            648
                                                    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                  -              -
  Payments received from contract owners                   92,109         48,291
  Transfers between sub-accounts (including fixed
   account), net                                      (11,531,875)    (1,059,941)
  Transfers for contract benefits and terminations       (413,873)        (7,611)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                            (11,853,639)    (1,019,261)
                                                    -------------  -------------
    Net increase (decrease) in net assets             (11,753,213)    (1,018,613)
Net assets at beginning of period                      11,753,213      1,018,613
                                                    -------------  -------------
Net assets at end of period                                     -              -
                                                    =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                                                       MFS
                                                    ---------------------------------------------------------------------------

                                                         High            High        Strategic      Strategic      Investors
                                                        Income          Income         Income         Income         Trust
                                                        Series         Series B      Series (d)    Series B (d)     Series
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $      309,225      1,256,674         76,359        303,364       (146,651)
  Net realized gain (loss)                                 (17,051)       277,422         68,190        (44,494)      (864,173)
  Change in unrealized appreciation (depreciation)         329,910      1,473,366       (145,014)      (284,913)     2,702,730
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            622,084      3,007,462           (465)       (26,043)     1,691,906
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -              -              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                   -              -              -              -              -
  Payments received from contract owners                    71,348      5,389,826              -        328,132        187,155
  Transfers between sub-accounts (including fixed
   account), net                                          (529,541)     2,200,898     (1,704,277)    (6,001,197)    (1,450,111)
  Transfers for contract benefits and terminations      (1,689,660)    (1,802,656)       (35,485)       (53,042)    (2,853,364)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              (2,147,853)     5,788,068     (1,739,762)    (5,726,107)    (4,116,320)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets               (1,525,769)     8,795,530     (1,740,227)    (5,752,150)    (2,424,414)
Net assets at beginning of period                        9,724,220     36,024,802      1,740,227      5,752,150     21,381,060
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $    8,198,451     44,820,332              -              -     18,956,646
                                                    ==============  =============  =============  =============  =============

                                                    -----------------------------

                                                      Investors           New
                                                        Trust          Discovery
                                                      Series B          Series
                                                    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           (172,078)        (103,402)
  Net realized gain (loss)                                 39,401          (12,906)
  Change in unrealized appreciation (depreciation)      1,372,535          388,789
                                                    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                         1,239,858          272,481
                                                    -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -                -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                  -                -
  Payments received from contract owners                   83,525          107,209
  Transfers between sub-accounts (including fixed
   account), net                                       (3,983,539)         511,478
  Transfers for contract benefits and terminations     (1,041,872)        (925,059)
                                                    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                             (4,941,886)        (306,372)
                                                    -------------    -------------
    Net increase (decrease) in net assets              (3,702,028)         (33,891)
Net assets at beginning of period                      18,093,739        7,421,911
                                                    -------------    -------------
Net assets at end of period                            14,391,711        7,388,020
                                                    =============    =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                          MFS                                                MetLife
                                                    --------------  -----------------------------------------------------------
                                                                                                      Harris
                                                          New           Davis          Davis         Oakmark       Jennison
                                                       Discovery       Venture        Venture        Focused        Growth
                                                       Series B      Value Fund A   Value Fund E   Value Fund B   Portfolio B
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $     (647,634)       (20,454)    (3,131,747)    (2,085,697)    (1,500,826)
  Net realized gain (loss)                                 132,697         25,332     18,739,059     13,993,098      7,611,191
  Change in unrealized appreciation (depreciation)       3,090,909        254,756     13,292,529     (3,550,531)     1,439,585
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          2,575,972        259,634     28,899,841      8,356,870      7,549,950
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -              -              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                   -              -              -              -              -
  Payments received from contract owners                 6,477,295         28,193     75,903,636     36,667,545     30,427,958
  Transfers between sub-accounts (including fixed
   account), net                                         5,727,983      1,577,766     12,077,125    (51,899,556)   (15,148,675)
  Transfers for contract benefits and terminations      (1,813,519)      (602,690)   (10,537,994)    (4,424,544)    (3,729,454)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              10,391,759      1,003,269     77,442,767    (19,656,555)    11,549,829
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets               12,967,731      1,262,903    106,342,608    (11,299,685)    19,099,779
Net assets at beginning of period                       38,808,131      1,772,578    164,777,320    110,603,910     60,266,190
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $   51,775,862      3,035,481    271,119,928     99,304,225     79,365,969
                                                    ==============  =============  =============  =============  =============

                                                    -----------------------------
                                                         MFS            MFS
                                                      Investors        Total
                                                        Trust          Return
                                                      Series B        Series A
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           (498,066)        56,911
  Net realized gain (loss)                              1,897,970         23,116
  Change in unrealized appreciation (depreciation)      2,165,902        283,500
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         3,565,806        363,527
                                                    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                  -              -
  Payments received from contract owners                4,873,392         17,255
  Transfers between sub-accounts (including fixed
   account), net                                       (8,245,072)     2,232,610
  Transfers for contract benefits and terminations     (1,858,570)      (422,629)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                             (5,230,250)     1,827,236
                                                    -------------  -------------
    Net increase (decrease) in net assets              (1,664,444)     2,190,763
Net assets at beginning of period                      44,103,772      2,470,161
                                                    -------------  -------------
Net assets at end of period                            42,439,328      4,660,924
                                                    =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                                                     MetLife
                                                    --------------------------------------------------------------------
                                                         MFS             Capital          Capital
                                                        Total           Guardian         Guardian        Met/Putnam
                                                        Return         U.S. Equity      U.S. Equity        Voyager
                                                       Series B         Series A         Series B        Portfolio A
                                                    --------------    -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $      330,342         (155,885)         (90,101)          (4,544)
  Net realized gain (loss)                                 224,504          149,458          241,126            5,697
  Change in unrealized appreciation (depreciation)       2,183,681        4,051,741        3,698,143            8,834
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                          2,738,527        4,045,314        3,849,168            9,987
                                                    --------------    -------------    -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -                -                -                -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                   -                -                -                -
  Payments received from contract owners                 6,274,112          122,576        9,980,814              942
  Transfers between sub-accounts (including fixed
   account), net                                        12,422,650       99,510,725       24,890,472           13,655
  Transfers for contract benefits and terminations      (1,904,996)      (2,763,026)      (2,257,479)         (60,429)
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                              16,791,766       96,870,275       32,613,807          (45,832)
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets               19,530,293      100,915,589       36,462,975          (35,845)
Net assets at beginning of period                       16,645,033        2,550,376       27,086,070          376,607
                                                    --------------    -------------    -------------    -------------
Net assets at end of period                         $   36,175,326      103,465,965       63,549,045          340,762
                                                    ==============    =============    =============    =============

                                                    ------------------------------------
                                                                      Putnam         Putnam
                                                     Met/Putnam    International  International
                                                       Voyager         Stock          Stock
                                                     Portfolio B      Class A        Class B
                                                    -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            (34,771)          (758)       (17,147)
  Net realized gain (loss)                                 18,633         (3,631)       547,968
  Change in unrealized appreciation (depreciation)        267,425         64,881      1,289,222
                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           251,287         60,492      1,820,043
                                                    -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                  -              -              -
  Payments received from contract owners                1,363,576            353        631,476
  Transfers between sub-accounts (including fixed
   account), net                                        2,569,850        153,976     (2,067,305)
  Transfers for contract benefits and terminations       (295,182)       (33,567)      (593,144)
                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              3,638,244        120,762     (2,028,973)
                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets               3,889,531        181,254       (208,930)
Net assets at beginning of period                       1,483,663        258,569     13,120,769
                                                    -------------  -------------  -------------
Net assets at end of period                             5,373,194        439,823     12,911,839
                                                    =============  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                                                     MetLife
                                                    ---------------------------------------------------------------------------

                                                         MFS          SSR Money        Stock        SSR Bond       SSR Bond
                                                       Research        Market          Index         Income         Income
                                                     Series B (d)     Portfolio     Portfolio B    Class A (b)    Class B (b)
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $         (205)       (88,845)      (283,472)       (99,591)        (1,839)
  Net realized gain (loss)                                   9,938              -        728,516         45,709              -
  Change in unrealized appreciation (depreciation)          (9,945)             -      2,043,752        435,451          5,119
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                               (212)       (88,845)     2,488,796        381,569          3,280
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -              -              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                   -              -              -              -              -
  Payments received from contract owners                    28,440        102,896      8,592,198         50,645        494,854
  Transfers between sub-accounts (including fixed
   account), net                                          (155,381)    12,135,455        421,264     11,058,738      1,499,434
  Transfers for contract benefits and terminations            (679)   (13,746,495)    (1,183,488)    (1,631,146)       (18,981)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                (127,620)    (1,508,144)     7,829,974      9,478,237      1,975,307
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                 (127,832)    (1,596,989)    10,318,770      9,859,806      1,978,587
Net assets at beginning of period                          127,832     22,099,713     24,133,821              -              -
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $            -     20,502,724     34,452,591      9,859,806      1,978,587
                                                    ==============  =============  =============  =============  =============

                                                    ------------------------------
                                                                      Franklin
                                                                      Templeton
                                                     SSR Aurora       Small Cap
                                                     Class B (b)   Portfolio B (b)
                                                    -------------  ---------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            (18,791)         (8,503)
  Net realized gain (loss)                                  1,749         (18,748)
  Change in unrealized appreciation (depreciation)        565,008         181,578
                                                    -------------   -------------
    Net increase (decrease) in net assets from
     operations                                           547,966         154,327
                                                    -------------   -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -               -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                  -               -
  Payments received from contract owners                  820,325         298,859
  Transfers between sub-accounts (including fixed
   account), net                                        3,671,497       1,239,045
  Transfers for contract benefits and terminations        (37,531)              -
                                                    -------------   -------------
    Net increase (decrease) in net assets from
     contract transactions                              4,454,291       1,537,904
                                                    -------------   -------------
    Net increase (decrease) in net assets               5,002,257       1,692,231
Net assets at beginning of period                               -               -
                                                    -------------   -------------
Net assets at end of period                             5,002,257       1,692,231
                                                    =============   =============

(b) For the period from May 3, 2004 to December 31, 2004.
(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                                             MetLife
                                                    -----------------------------------------------------------------------------
                                                       Salomon         Salomon
                                                       Brothers        Brothers     T Rowe Price   T Rowe Price     T Rowe Price
                                                    Strategic Bond  Strategic Bond   Small Cap      Small Cap        Large Cap
                                                     Class A (b)     Class B (b)    Class A (b)    Class B (b)      Class A (b)
                                                    --------------  -------------- -------------  -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $      (13,980)       (55,304)       (43,385)       (63,206)        (142,368)
  Net realized gain (loss)                                  12,753         29,066        (20,164)       (31,343)          19,431
  Change in unrealized appreciation (depreciation)          85,943        329,131        393,320        572,874        1,559,340
                                                    --------------  -------------  -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                             84,716        302,893        329,771        478,325        1,436,403
                                                    --------------  -------------  -------------  -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -              -              -                -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                   -              -              -              -                -
  Payments received from contract owners                     4,932         39,946          2,009        169,628           72,755
  Transfers between sub-accounts (including fixed
   account), net                                         1,517,266      5,097,012      4,944,405      6,707,088       16,546,638
  Transfers for contract benefits and terminations        (198,821)      (227,816)      (364,607)      (180,915)      (1,333,409)
                                                    --------------  -------------  -------------  -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                               1,323,377      4,909,142      4,581,807      6,695,801       15,285,984
                                                    --------------  -------------  -------------  -------------    -------------
    Net increase (decrease) in net assets                1,408,093      5,212,035      4,911,578      7,174,126       16,722,387
Net assets at beginning of period                                -              -              -              -                -
                                                    --------------  -------------  -------------  -------------    -------------
Net assets at end of period                         $    1,408,093      5,212,035      4,911,578      7,174,126       16,722,387
                                                    ==============  =============  =============  =============    =============

                                                                    Oppenheimer
                                                    ------------   -------------

                                                     T Rowe Price     Capital
                                                      Large Cap     Appreciation
                                                     Class B (b)        Fund
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           (175,551)       (87,983)
  Net realized gain (loss)                                  5,689       (348,018)
  Change in unrealized appreciation (depreciation)      2,579,088        831,308
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         2,409,226        395,307
                                                    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                  -              -
  Payments received from contract owners                3,688,250         29,844
  Transfers between sub-accounts (including fixed
   account), net                                       23,345,411       (457,124)
  Transfers for contract benefits and terminations       (481,893)    (1,594,494)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                             26,551,768     (2,021,774)
                                                    -------------  -------------
    Net increase (decrease) in net assets              28,960,994     (1,626,467)
Net assets at beginning of period                               -      9,246,574
                                                    -------------  -------------
Net assets at end of period                            28,960,994      7,620,107
                                                    =============  =============

(b) For the period from May 3, 2004 to December 31, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                            Oppenheimer
                                                    -----------------------------------------------------------  ----------------
                                                      Main Street
                                                       Growth &          High                       Strategic       Growth &
                                                        Income          Income          Bond          Bond           Income
                                                       Fund (d)        Fund (d)       Fund (d)      Fund (d)          Fund
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $       35,089        158,110        503,517        148,724         97,768
  Net realized gain (loss)                              (1,194,726)      (341,298)      (380,242)        49,705       (399,273)
  Change in unrealized appreciation (depreciation)       1,113,828        223,695       (114,789)      (199,403)     2,152,078
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            (45,809)        40,507          8,486           (974)     1,850,573
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -              -              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                   -              -              -              -              -
  Payments received from contract owners                    16,496          2,135        109,614          1,775        213,039
  Transfers between sub-accounts (including fixed
   account), net                                        (9,175,000)    (2,797,334)   (11,690,334)    (3,105,844)    (1,088,840)
  Transfers for contract benefits and terminations        (233,886)      (396,051)      (571,654)      (349,925)    (3,504,005)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              (9,392,390)    (3,191,250)   (12,152,374)    (3,453,994)    (4,379,806)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets               (9,438,199)    (3,150,743)   (12,143,888)    (3,454,968)    (2,529,233)
Net assets at beginning of period                        9,438,199      3,150,743     12,143,888      3,454,968     22,307,856
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $            -              -              -              -     19,778,623
                                                    ==============  =============  =============  =============  =============

                                                       Putnam
                                                    ---------------------------

                                                       Growth &         New
                                                        Income         Value
                                                        Fund B        Fund (d)
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              3,307          9,737
  Net realized gain (loss)                                 71,371        209,994
  Change in unrealized appreciation (depreciation)        215,402       (211,156)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           290,080          8,575
                                                    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                  -              -
  Payments received from contract owners                  429,564              -
  Transfers between sub-accounts (including fixed
   account), net                                          404,360     (1,683,306)
  Transfers for contract benefits and terminations       (210,905)       (41,975)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                623,019     (1,725,281)
                                                    -------------  -------------
    Net increase (decrease) in net assets                 913,099     (1,716,706)
Net assets at beginning of period                       2,612,766      1,716,706
                                                    -------------  -------------
Net assets at end of period                             3,525,865              -
                                                    =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                                                     Putnam
                                                    ---------------------------------------------------------------------------

                                                         New                                      International
                                                        Value           Vista          Vista         Growth      International
                                                      Fund B (d)        Fund           Fund B         Fund         Equity B
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $        2,595        (78,129)       (12,944)        80,864         82,279
  Net realized gain (loss)                                  94,869       (642,916)        30,209       (923,980)     2,782,666
  Change in unrealized appreciation (depreciation)         (94,396)     1,609,899        108,535      3,478,127      2,003,275
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                              3,068        888,854        125,800      2,635,011      4,868,220
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -              -              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                   -              -              -              -              -
  Payments received from contract owners                     2,714         22,444         74,631        222,350      2,061,023
  Transfers between sub-accounts (including fixed
   account), net                                          (710,961)      (282,742)       (55,933)    (2,760,836)   (17,316,331)
  Transfers for contract benefits and terminations         (11,466)      (664,653)       (18,320)    (2,628,502)    (2,000,116)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                (719,713)      (924,951)           378     (5,166,988)   (17,255,424)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                 (716,645)       (36,097)       126,178     (2,531,977)   (12,387,204)
Net assets at beginning of period                          716,645      5,762,524        763,649     22,373,920     49,727,150
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $            -      5,726,427        889,827     19,841,943     37,339,946
                                                    ==============  =============  =============  =============  =============

                                                    -----------------------------
                                                    International  International
                                                         New            New
                                                    Opportunities  Opportunities
                                                      Fund (d)      Fund B (d)
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             14,535          1,407
  Net realized gain (loss)                               (115,242)        62,013
  Change in unrealized appreciation (depreciation)         81,952        (65,338)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           (18,755)        (1,918)
                                                    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                  -              -
  Payments received from contract owners                    3,339          2,225
  Transfers between sub-accounts (including fixed
   account), net                                       (2,014,108)      (307,355)
  Transfers for contract benefits and terminations        (43,137)        (3,780)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                             (2,053,906)      (308,910)
                                                    -------------  -------------
    Net increase (decrease) in net assets              (2,072,661)      (310,828)
Net assets at beginning of period                       2,072,661        310,828
                                                    -------------  -------------
Net assets at end of period                                     -              -
                                                    =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                        Putnam                                              Templeton
                                                    --------------  -------------------------------------------------------------
                                                                        Global         Global          Franklin       Franklin
                                                                        Income         Income           Small          Small
                                                        Equity        Securities     Securities          Cap            Cap
                                                       Income B        Fund (d)      Fund B (d)        Fund (d)      Fund B (d)
                                                    --------------  -------------  -------------    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $      (62,716)        (5,775)        (1,913)         (22,951)       (31,985)
  Net realized gain (loss)                                  37,551        267,870        100,364         (401,504)       680,139
  Change in unrealized appreciation (depreciation)         990,165       (287,913)      (108,700)         446,555       (655,847)
                                                    --------------  -------------  -------------    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            965,000        (25,818)       (10,249)          22,100         (7,693)
                                                    --------------  -------------  -------------    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -              -                -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                   -              -              -                -              -
  Payments received from contract owners                 2,749,442              -              -            5,867        742,488
  Transfers between sub-accounts (including fixed
   account), net                                         5,737,192     (1,144,319)      (454,554)      (4,803,016)    (6,504,364)
  Transfers for contract benefits and terminations        (439,787)      (123,624)        (7,488)        (221,894)       (78,344)
                                                    --------------  -------------  -------------    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                               8,046,847     (1,267,943)      (462,042)      (5,019,043)    (5,840,220)
                                                    --------------  -------------  -------------    -------------  -------------
    Net increase (decrease) in net assets                9,011,847     (1,293,761)      (472,291)      (4,996,943)    (5,847,913)
Net assets at beginning of period                        2,589,178      1,293,761        472,291        4,996,943      5,847,913
                                                    --------------  -------------  -------------    -------------  -------------
Net assets at end of period                         $   11,601,025              -              -                -              -
                                                    ==============  =============  =============    =============  =============

                                                    ---------------------------

                                                        Growth         Growth
                                                      Securities     Securities
                                                         Fund          Fund B
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             (3,272)        (2,730)
  Net realized gain (loss)                                (31,651)        30,423
  Change in unrealized appreciation (depreciation)        427,844        242,639
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           392,921        270,332
                                                    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                  -              -
  Payments received from contract owners                   15,529         10,202
  Transfers between sub-accounts (including fixed
   account), net                                          179,053       (168,621)
  Transfers for contract benefits and terminations       (331,818)      (109,952)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                               (137,236)      (268,371)
                                                    -------------  -------------
    Net increase (decrease) in net assets                 255,685          1,961
Net assets at beginning of period                       2,802,409      2,029,627
                                                    -------------  -------------
Net assets at end of period                             3,058,094      2,031,588
                                                    =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                                                    Templeton
                                                    ---------------------------------------------------------------------------
                                                                                     Developing     Developing       Mutual
                                                       Foreign         Foreign        Markets        Markets         Shares
                                                      Securities      Securities     Securities     Securities     Securities
                                                         Fund           Fund B          Fund          Fund B        Fund (d)
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $      (36,532)      (103,317)        39,750         83,822        (50,741)
  Net realized gain (loss)                                 218,158        158,207        442,815        422,937      1,231,279
  Change in unrealized appreciation (depreciation)       2,066,245      5,005,428      1,147,052      5,677,415     (1,032,976)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          2,247,871      5,060,318      1,629,617      6,184,174        147,562
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -              -              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                   -              -              -              -              -
  Payments received from contract owners                   180,793      7,739,584         66,300      4,756,452         19,749
  Transfers between sub-accounts (including fixed
   account), net                                         1,115,848     15,217,343       (301,430)     1,310,968    (10,426,468)
  Transfers for contract benefits and terminations      (2,220,730)      (881,950)      (894,146)    (1,128,888)      (464,518)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                (924,089)    22,074,977     (1,129,276)     4,938,532    (10,871,237)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                1,323,782     27,135,295        500,341     11,122,706    (10,723,675)
Net assets at beginning of period                       13,833,405     13,301,933      8,029,525     23,210,394     10,723,675
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $   15,157,187     40,437,228      8,529,866     34,333,100              -
                                                    ==============  =============  =============  =============  =============

                                                    -----------------------------
                                                        Mutual     Franklin Large
                                                        Shares       Cap Growth
                                                      Securities     Securities
                                                      Fund B (d)      Fund (d)
                                                    -------------  --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           (123,399)       (23,220)
  Net realized gain (loss)                              3,011,035     (1,311,157)
  Change in unrealized appreciation (depreciation)     (2,564,400)     1,343,957
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           323,236          9,580
                                                    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                  -              -
  Payments received from contract owners                1,072,888         21,718
  Transfers between sub-accounts (including fixed
   account), net                                      (25,603,949)    (4,818,146)
  Transfers for contract benefits and terminations       (343,457)      (303,893)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                            (24,874,518)    (5,100,321)
                                                    -------------  -------------
    Net increase (decrease) in net assets             (24,551,282)    (5,090,741)
Net assets at beginning of period                      24,551,282      5,090,741
                                                    -------------  -------------
Net assets at end of period                                     -              -
                                                    =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                      Templeton                                             Fidelity
                                                    --------------  -----------------------------------------------------------
                                                    Franklin Large
                                                      Cap Growth                                                    Growth
                                                      Securities       Growth         Growth        Contrafund   Opportunities
                                                      Fund B (d)      Portfolio     Portfolio B     Portfolio      Portfolio
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $      (27,855)       (26,474)      (397,859)       (33,995)        (4,039)
  Net realized gain (loss)                                 259,185       (179,954)       142,572            122        (44,412)
  Change in unrealized appreciation (depreciation)        (229,028)       234,529      2,144,088        423,007         72,280
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                              2,302         28,101      1,888,801        389,134         23,829
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -              -              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                   -              -              -              -              -
  Payments received from contract owners                     3,756         10,715      9,588,061          5,280            350
  Transfers between sub-accounts (including fixed
   account), net                                        (6,457,642)       (55,832)    27,918,416         76,107        (31,854)
  Transfers for contract benefits and terminations         (58,226)      (256,729)      (974,721)      (678,291)       (70,883)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              (6,512,112)      (301,846)    36,531,756       (596,904)      (102,387)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets               (6,509,810)      (273,745)    38,420,557       (207,770)       (78,558)
Net assets at beginning of period                        6,509,810      2,469,355     12,139,919      3,452,482        535,242
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $            -      2,195,610     50,560,476      3,244,712        456,684
                                                    ==============  =============  =============  =============  =============

                                                    -----------------------------

                                                      Growth &        Equity-
                                                       Income         Income
                                                      Portfolio      Portfolio
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             (9,101)         3,926
  Net realized gain (loss)                                (39,851)        12,050
  Change in unrealized appreciation (depreciation)        127,414        149,761
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            78,462        165,737
                                                    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                  -              -
  Payments received from contract owners                    7,080          7,434
  Transfers between sub-accounts (including fixed
   account), net                                         (102,688)        49,899
  Transfers for contract benefits and terminations       (249,672)      (384,669)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                               (345,280)      (327,336)
                                                    -------------  -------------
    Net increase (decrease) in net assets                (266,818)      (161,599)
Net assets at beginning of period                       2,199,903      1,909,145
                                                    -------------  -------------
Net assets at end of period                             1,933,085      1,747,546
                                                    =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                               Fidelity                          American Century
                                                    -----------------------------  -------------------------------------------

                                                        Equity-         High          Income &
                                                        Income         Income          Growth     International      Value
                                                      Portfolio B    Portfolio B      Fund (d)      Fund (d)        Fund (d)
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $      (15,143)        52,992        674,902            505         77,419
  Net realized gain (loss)                                 242,874         20,166      7,155,292         68,265      2,672,648
  Change in unrealized appreciation (depreciation)         345,554        (11,431)    (7,391,255)       (65,734)    (2,303,445)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            573,285         61,727        438,939          3,036        446,622
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -              -              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                   -              -              -              -              -
  Payments received from contract owners                   801,996        112,316        256,727              -         52,150
  Transfers between sub-accounts (including fixed
   account), net                                         1,240,049        (55,858)   (75,082,661)      (672,406)   (16,089,481)
  Transfers for contract benefits and terminations        (293,286)       (97,341)    (1,131,260)        (6,781)      (241,452)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                               1,748,759        (40,883)   (75,957,194)      (679,187)   (16,278,783)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                2,322,044         20,844    (75,518,255)      (676,151)   (15,832,161)
Net assets at beginning of period                        5,048,901        831,700     75,518,255        676,151     15,832,161
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $    7,370,945        852,544              -              -              -
                                                    ==============  =============  =============  =============  =============

                                                               Dreyfus
                                                    ----------------------------

                                                        Stock          Stock
                                                        Index          Index
                                                        Fund           Fund B
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              3,022         (4,066)
  Net realized gain (loss)                                (71,890)        50,504
  Change in unrealized appreciation (depreciation)        138,503        160,239
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            69,635        206,677
                                                    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                  -              -
  Payments received from contract owners                        -            390
  Transfers between sub-accounts (including fixed
   account), net                                          (85,651)      (340,175)
  Transfers for contract benefits and terminations        (32,143)       (24,005)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                               (117,794)      (363,790)
                                                    -------------  -------------
    Net increase (decrease) in net assets                 (48,159)      (157,113)
Net assets at beginning of period                         880,346      2,801,878
                                                    -------------  -------------
Net assets at end of period                               832,187      2,644,765
                                                    =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                               Dreyfus
                                                    -------------------------------------------------------------

                                                      Disciplined     Disciplined      Capital         Capital
                                                         Stock           Stock      Appreciation    Appreciation
                                                     Portfolio (d)  Portfolio B (d) Portfolio (d)  Portfolio B (d)
                                                    --------------  --------------- -------------  ---------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $         (506)         (1,356)       (22,222)        (93,656)
  Net realized gain (loss)                                 (25,365)          3,492       (434,320)      1,401,721
  Change in unrealized appreciation (depreciation)          23,270          (7,375)       476,958      (1,236,158)
                                                    --------------   -------------  -------------   -------------
    Net increase (decrease) in net assets from
     operations                                             (2,601)         (5,239)        20,416          71,907
                                                    --------------   -------------  -------------   -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -               -              -               -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                   -               -              -               -
  Payments received from contract owners                         -               -          3,487          75,826
  Transfers between sub-accounts (including fixed
   account), net                                          (113,416)       (281,466)    (4,967,878)    (19,342,074)
  Transfers for contract benefits and terminations            (235)         (6,992)       (70,114)       (340,502)
                                                    --------------   -------------  -------------   -------------
    Net increase (decrease) in net assets from
     contract transactions                                (113,651)       (288,458)    (5,034,505)    (19,606,750)
                                                    --------------   -------------  -------------   -------------
    Net increase (decrease) in net assets                 (116,252)       (293,697)    (5,014,089)    (19,534,843)
Net assets at beginning of period                          116,252         293,697      5,014,089      19,534,843
                                                    --------------   -------------  -------------   -------------
Net assets at end of period                         $            -               -              -               -
                                                    ==============   =============  =============   =============

                                                               INVESCO                PIMCO
                                                    ----------------------------  -------------

                                                                        High          High
                                                       Dynamics        Yield          Yield
                                                       Fund (d)       Fund (d)      Portfolio
                                                    -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           (143,744)       365,717        229,666
  Net realized gain (loss)                              1,812,574       (939,762)        90,761
  Change in unrealized appreciation (depreciation)     (1,350,743)       620,775         (1,269)
                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           318,087         46,730        319,158
                                                    -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                  -              -              -
  Payments received from contract owners                   99,499            690        629,715
  Transfers between sub-accounts (including fixed
   account), net                                      (29,352,996)    (3,440,279)    (1,245,310)
  Transfers for contract benefits and terminations       (460,181)       (49,596)      (256,442)
                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                            (29,713,678)    (3,489,185)      (872,037)
                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets             (29,395,591)    (3,442,455)      (552,879)
Net assets at beginning of period                      29,395,591      3,442,455      4,768,549
                                                    -------------  -------------  -------------
Net assets at end of period                                     -              -      4,215,670
                                                    =============  =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2004

                                                                        PIMCO                               Scudder I
                                                    --------------------------------------------  -----------------------------
                                                                      StocksPLUS
                                                          Low          Growth &        Total
                                                       Duration         Income        Return      International   International
                                                       Portfolio      Portfolio      Portfolio    Portfolio (d)  Portfolio B (d)
                                                    --------------  -------------  -------------  -------------  ---------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $      (10,032)         3,890        329,895         20,007          45,278
  Net realized gain (loss)                                  76,965            (59)       550,796     (1,080,227)      1,183,914
  Change in unrealized appreciation (depreciation)         (21,090)       122,281        240,987      1,089,607      (1,103,543)
                                                    --------------  -------------  -------------  -------------   -------------
    Net increase (decrease) in net assets from
     operations                                             45,843        126,112      1,121,678         29,387         125,649
                                                    --------------  -------------  -------------  -------------   -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -              -              -               -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                   -              -              -              -               -
  Payments received from contract owners                 1,573,921        167,186        332,724          1,784          48,958
  Transfers between sub-accounts (including fixed
   account), net                                        (2,174,309)       103,137        260,832     (2,445,994)     (9,409,091)
  Transfers for contract benefits and terminations        (790,724)       (39,831)    (2,664,856)       (31,472)       (174,259)
                                                    --------------  -------------  -------------  -------------   -------------
    Net increase (decrease) in net assets from
     contract transactions                              (1,391,112)       230,492     (2,071,300)    (2,475,682)     (9,534,392)
                                                    --------------  -------------  -------------  -------------   -------------
    Net increase (decrease) in net assets               (1,345,269)       356,604       (949,622)    (2,446,295)     (9,408,743)
Net assets at beginning of period                       13,038,249      1,229,167     35,590,216      2,446,295       9,408,743
                                                    --------------  -------------  -------------  -------------   -------------
Net assets at end of period                         $   11,692,980      1,585,771     34,640,594              -               -
                                                    ==============  =============  =============  =============   =============

                                                    First American
                                                    --------------

                                                        Equity
                                                        Income
                                                     Class B (d)       Total
                                                    -------------- -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            (45,470)     3,765,325
  Net realized gain (loss)                                750,768    179,894,246
  Change in unrealized appreciation (depreciation)       (704,443)   365,180,587
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                               855    548,840,158
                                                    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                  -              -
  Payments received from contract owners                    7,575    875,636,639
  Transfers between sub-accounts (including fixed
   account), net                                      (12,118,606)   431,672,600
  Transfers for contract benefits and terminations     (5,176,642)  (457,345,707)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                            (17,287,673)   849,963,532
                                                    -------------  -------------
    Net increase (decrease) in net assets             (17,286,818) 1,398,803,690
Net assets at beginning of period                      17,286,818  4,525,816,723
                                                    -------------  -------------
Net assets at end of period                                     -  5,924,620,413
                                                    =============  =============

(d) For the period from January 1, 2004 to April 30, 2004.

See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                  Met Investors
                                                    ---------------------------------------------------------------------------
                                                      Lord Abbett    Lord Abbett    Lord Abbett    Lord Abbett    Lord Abbett
                                                       Growth &       Growth &         Bond           Bond        Developing
                                                        Income         Income        Debenture      Debenture       Growth
                                                       Portfolio     Portfolio B     Portfolio     Portfolio B   Portfolio (e)
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $   (2,347,519)    (1,691,684)       347,004      1,100,384        (76,084)
  Net realized gain (loss)                              (3,276,228)       (10,117)      (843,641)       112,242    (10,647,406)
  Change in unrealized appreciation (depreciation)     191,713,628     76,057,554     22,212,335     17,616,902     10,769,633
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                        186,089,881     74,355,753     21,715,698     18,829,528         46,143
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -              -              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                   -           (627)             -           (746)             -
  Payments received from contract owners                 1,972,683     96,298,326        427,354     70,266,909          5,470
  Transfers between sub-accounts (including fixed
   account), net                                        95,685,786     77,833,742      2,832,297     44,306,303    (18,131,477)
  Transfers for contract benefits and terminations     (73,360,625)    (9,847,262)   (15,820,364)    (5,408,145)      (448,435)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              24,297,844    164,284,179    (12,560,713)   109,164,321    (18,574,442)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets              210,387,725    238,639,932      9,154,985    127,993,849    (18,528,299)
Net assets at beginning of period                      590,260,376    163,632,446    126,317,012     60,214,599     18,528,299
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $  800,648,101    402,272,378    135,471,997    188,208,448              -
                                                    ==============  =============  =============  =============  =============

                                                    ------------------------------
                                                      Lord Abbett     Lord Abbett
                                                      Developing        Growth
                                                        Growth        Opportunity
                                                    Portfolio B (e)    Portfolio
                                                    ---------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             (17,149)       (225,225)
  Net realized gain (loss)                                (992,707)        187,338
  Change in unrealized appreciation (depreciation)       1,024,024       5,805,182
                                                     -------------   -------------
    Net increase (decrease) in net assets from
     operations                                             14,168       5,767,295
                                                     -------------   -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -               -
  MetLife Investors Insurance Company of Missouri
   redemptions                                              (2,778)              -
  Payments received from contract owners                    27,470          82,481
  Transfers between sub-accounts (including fixed
   account), net                                        (4,273,881)     19,297,876
  Transfers for contract benefits and terminations         (28,778)     (1,337,863)
                                                     -------------   -------------
    Net increase (decrease) in net assets from
     contract transactions                              (4,277,967)     18,042,494
                                                     -------------   -------------
    Net increase (decrease) in net assets               (4,263,799)     23,809,789
Net assets at beginning of period                        4,263,799       1,682,322
                                                     -------------   -------------
Net assets at end of period                                      -      25,492,111
                                                     =============   =============

(e) For the period from January 1, 2003 to April 25, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                   Met Investors
                                                    ----------------------------------------------------------------------------
                                                      Lord Abbett    Lord Abbett    Lord Abbett     Lord Abbett     JP Morgan
                                                        Growth         Mid-Cap        Mid-Cap        America's      Enhanced
                                                      Opportunity       Value          Value           Value          Index
                                                      Portfolio B     Portfolio     Portfolio B   Portfolio B (f) Portfolio (e)
                                                    --------------  -------------  -------------  --------------- -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $     (250,978)      (493,347)      (418,125)         64,324        993,834
  Net realized gain (loss)                                 (15,875)     1,885,031      1,311,920          48,657    (56,172,889)
  Change in unrealized appreciation (depreciation)       6,275,776     15,024,508     15,664,586         359,133     57,378,475
                                                    --------------  -------------  -------------   -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          6,008,923     16,416,192     16,558,381         472,114      2,199,420
                                                    --------------  -------------  -------------   -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -              -               -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                 (87)             -           (105)            (54)             -
  Payments received from contract owners                 1,351,550        287,615     11,560,802       1,551,661         30,365
  Transfers between sub-accounts (including fixed
   account), net                                         6,380,014      5,400,410     18,529,700       3,381,232    (98,503,208)
  Transfers for contract benefits and terminations        (975,887)    (6,345,917)    (2,793,572)        (20,545)    (2,778,654)
                                                    --------------  -------------  -------------   -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                               6,755,590       (657,892)    27,296,825       4,912,294   (101,251,497)
                                                    --------------  -------------  -------------   -------------  -------------
    Net increase (decrease) in net assets               12,764,513     15,758,300     43,855,206       5,384,408    (99,052,077)
Net assets at beginning of period                       12,895,196     68,902,933     47,589,202               -     99,052,077
                                                    --------------  -------------  -------------   -------------  -------------
Net assets at end of period                         $   25,659,709     84,661,233     91,444,408       5,384,408              -
                                                    ==============  =============  =============   =============  =============

                                                    ------------------------------
                                                       JP Morgan      JP Morgan
                                                       Enhanced     International
                                                         Index         Equity
                                                    Portfolio B (e) Portfolio (e)
                                                    --------------- -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              32,783        175,784
  Net realized gain (loss)                              (1,085,673)   (27,468,240)
  Change in unrealized appreciation (depreciation)       1,146,674     25,364,923
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             93,784     (1,927,533)
                                                     -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                (139)             -
  Payments received from contract owners                   184,498         17,290
  Transfers between sub-accounts (including fixed
   account), net                                        (4,324,975)   (42,467,069)
  Transfers for contract benefits and terminations         (66,427)    (1,454,538)
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              (4,207,043)   (43,904,317)
                                                     -------------  -------------
    Net increase (decrease) in net assets               (4,113,259)   (45,831,850)
Net assets at beginning of period                        4,113,259     45,831,850
                                                     -------------  -------------
Net assets at end of period                                      -              -
                                                     =============  =============

(e) For the period from January 1, 2003 to April 25, 2003.
(f) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                  Met Investors
                                                    -----------------------------------------------------------------------------
                                                       JP Morgan      JP Morgan      JP Morgan      JP Morgan        JP Morgan
                                                     International     Quality        Quality        Select           Select
                                                        Equity          Bond           Bond          Equity           Equity
                                                    Portfolio B (e)   Portfolio     Portfolio B     Portfolio       Portfolio B
                                                    --------------- -------------  -------------  -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $        5,877      1,875,007      1,421,233       (809,862)         (65,784)
  Net realized gain (loss)                                (263,272)     1,610,561         20,016     (5,581,009)         (55,637)
  Change in unrealized appreciation (depreciation)         191,341     (1,452,305)      (526,377)    34,221,475        2,178,709
                                                    --------------  -------------  -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                            (66,054)     2,033,263        914,872     27,830,604        2,057,288
                                                    --------------  -------------  -------------  -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -              -              -                -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                (426)             -           (331)             -             (251)
  Payments received from contract owners                     2,051        304,612      9,608,536        168,498          180,678
  Transfers between sub-accounts (including fixed
   account), net                                        (1,428,926)    (5,678,910)    14,668,369     (5,610,153)         779,483
  Transfers for contract benefits and terminations         (10,050)    (9,399,905)    (1,683,835)   (10,071,318)        (354,663)
                                                    --------------  -------------  -------------  -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                              (1,437,351)   (14,774,203)    22,592,739    (15,512,973)         605,247
                                                    --------------  -------------  -------------  -------------    -------------
    Net increase (decrease) in net assets               (1,503,405)   (12,740,940)    23,507,611     12,317,631        2,662,535
Net assets at beginning of period                        1,503,405     88,109,247     27,984,189     98,570,583        6,270,554
                                                    --------------  -------------  -------------  -------------    -------------
Net assets at end of period                         $            -     75,368,307     51,491,800    110,888,214        8,933,089
                                                    ==============  =============  =============  =============    =============

                                                    ---------------------------
                                                      JP Morgan     Met/Putnam
                                                      Small Cap       Capital
                                                        Stock      Opportunities
                                                      Portfolio     Portfolio B
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           (565,633)       (27,044)
  Net realized gain (loss)                             (2,126,571)       (43,489)
  Change in unrealized appreciation (depreciation)     12,357,578        575,408
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         9,665,374        504,875
                                                    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                  -           (458)
  Payments received from contract owners                   81,391         98,935
  Transfers between sub-accounts (including fixed
   account), net                                       (3,301,951)       256,094
  Transfers for contract benefits and terminations     (4,143,065)       (61,185)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                             (7,363,625)       293,386
                                                    -------------  -------------
    Net increase (decrease) in net assets               2,301,749        798,261
Net assets at beginning of period                      41,594,301      1,766,218
                                                    -------------  -------------
Net assets at end of period                            43,896,050      2,564,479
                                                    =============  =============

(e) For the period from January 1, 2003 to April 25, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                  Met Investors
                                                    ----------------------------------------------------------------------------
                                                                     Oppenheimer        PIMCO          PIMCO          Janus
                                                      Met/Putnam       Capital        Inflation        Money       Aggressive
                                                       Research      Appreciation  Protected Bond     Market         Growth
                                                      Portfolio B    Portfolio B   Portfolio B (f)  Portfolio B    Portfolio B
                                                    --------------  -------------  --------------- -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $     (212,040)    (1,078,511)       (341,427)      (504,819)      (479,636)
  Net realized gain (loss)                                  95,000         (4,958)      1,558,035              -          9,017
  Change in unrealized appreciation (depreciation)       2,984,416     17,784,546         643,509              -      8,088,239
                                                    --------------  -------------   -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          2,867,376     16,701,077       1,860,117       (504,819)     7,617,620
                                                    --------------  -------------   -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -               7              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                (787)          (698)              -           (987)          (730)
  Payments received from contract owners                 7,869,597     56,992,710      35,710,841     33,100,129     27,343,916
  Transfers between sub-accounts (including fixed
   account), net                                         2,487,536     27,939,660      43,931,770    (13,765,135)    12,779,992
  Transfers for contract benefits and terminations        (428,721)    (1,870,098)     (1,263,313)    (7,430,242)      (641,959)
                                                    --------------  -------------   -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                               9,927,625     83,061,574      78,379,305     11,903,765     39,481,219
                                                    --------------  -------------   -------------  -------------  -------------
    Net increase (decrease) in net assets               12,795,001     99,762,651      80,239,422     11,398,946     47,098,839
Net assets at beginning of period                        6,095,250     21,773,006               -     27,937,642      8,985,725
                                                    --------------  -------------   -------------  -------------  -------------
Net assets at end of period                         $   18,890,251    121,535,657      80,239,422     39,336,588     56,084,564
                                                    ==============  =============   =============  =============  =============

                                                    -----------------------------
                                                        PIMCO
                                                     Total Return      PIMCO
                                                         Bond       Innovation
                                                     Portfolio B    Portfolio B
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           (149,666)       (76,211)
  Net realized gain (loss)                              2,604,893        (31,123)
  Change in unrealized appreciation (depreciation)        715,330      1,894,409
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         3,170,557      1,787,075
                                                    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                               (649)          (715)
  Payments received from contract owners               87,092,367      3,386,462
  Transfers between sub-accounts (including fixed
   account), net                                       34,846,061      1,172,858
  Transfers for contract benefits and terminations     (4,326,262)       (77,048)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                            117,611,517      4,481,557
                                                    -------------  -------------
    Net increase (decrease) in net assets             120,782,074      6,268,632
Net assets at beginning of period                      69,461,177      1,797,261
                                                    -------------  -------------
Net assets at end of period                           190,243,251      8,065,893
                                                    =============  =============

(f) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                  Met Investors
                                                    -----------------------------------------------------------------------------
                                                     T Rowe Price        MFS            MFS            AIM            AIM
                                                       Mid Cap        Research       Research       Small Cap       Mid Cap
                                                        Growth      International  International     Growth       Core Equity
                                                     Portfolio B    Portfolio (g)   Portfolio B    Portfolio B    Portfolio B
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $     (572,455)      (208,447)      (168,209)      (402,598)       (28,551)
  Net realized gain (loss)                                 (36,538)       621,497        186,652         44,446         (7,638)
  Change in unrealized appreciation (depreciation)      11,213,277     12,296,064      7,364,819      8,159,607      5,672,907
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         10,604,284     12,709,114      7,383,262      7,801,455      5,636,718
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -              -              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                              (1,102)             -         (1,221)        (1,326)        (1,441)
  Payments received from contract owners                31,232,476         28,102     16,915,104     20,787,636     17,363,210
  Transfers between sub-accounts (including fixed
   account), net                                        17,080,423     39,978,608      1,744,329      7,332,091     15,843,746
  Transfers for contract benefits and terminations        (967,428)    (3,144,918)      (718,641)      (699,142)      (495,012)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              47,344,369     36,861,792     17,939,571     27,419,259     32,710,503
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets               57,948,653     49,570,906     25,322,833     35,220,714     38,347,221
Net assets at beginning of period                       11,560,184              -     11,458,592      8,972,385      6,291,708
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $   69,508,837     49,570,906     36,781,425     44,193,099     44,638,929
                                                    ==============  =============  =============  =============  =============

                                                    ---------------------------
                                                       Harris       Third Avenue
                                                       Oakmark       Small Cap
                                                    International      Value
                                                     Portfolio B    Portfolio B
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             60,322       (399,975)
  Net realized gain (loss)                                166,019        433,817
  Change in unrealized appreciation (depreciation)     11,488,048     12,490,175
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                        11,714,389     12,524,017
                                                    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                             (1,286)        (1,325)
  Payments received from contract owners               29,003,711     32,473,235
  Transfers between sub-accounts (including fixed
   account), net                                       26,177,410     19,659,307
  Transfers for contract benefits and terminations       (481,401)      (667,190)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                             54,698,434     51,464,027
                                                    -------------  -------------
    Net increase (decrease) in net assets              66,412,823     63,988,044
Net assets at beginning of period                       4,585,205      7,174,755
                                                    -------------  -------------
Net assets at end of period                            70,998,028     71,162,799
                                                    =============  =============

(g) For the period from April 25, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                         GACC                                        Russell
                                                    --------------  -----------------------------------------------------------

                                                        Money        Multi-Style     Aggressive                       Core
                                                        Market         Equity          Equity         Non-US          Bond
                                                       Fund (e)         Fund            Fund           Fund           Fund
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $      (43,758)      (261,415)      (108,931)       184,039        641,521
  Net realized gain (loss)                                (337,062)    (2,226,692)      (151,849)      (819,198)       853,444
  Change in unrealized appreciation (depreciation)         351,221     12,100,086      3,334,425      5,630,342        (42,662)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            (29,599)     9,611,979      3,073,645      4,995,183      1,452,303
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -              -              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                (110)             -              -              -              -
  Payments received from contract owners                   113,795        280,850         44,888        129,401        174,273
  Transfers between sub-accounts (including fixed
   account), net                                       (31,287,799)       164,212       (221,103)      (341,908)    (2,282,886)
  Transfers for contract benefits and terminations      (4,871,299)    (3,833,421)      (856,324)    (1,613,053)    (4,482,030)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                             (36,045,413)    (3,388,359)    (1,032,539)    (1,825,560)    (6,590,643)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets              (36,075,012)     6,223,620      2,041,106      3,169,623     (5,138,340)
Net assets at beginning of period                       36,075,012     37,245,516      7,588,538     14,436,845     33,718,319
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $            -     43,469,136      9,629,644     17,606,468     28,579,979
                                                    ==============  =============  =============  =============  =============

                                                                        AIM
                                                    -------------- -------------
                                                         Real
                                                        Estate        Premier
                                                      Securities      Equity
                                                         Fund          Fund
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            112,430       (548,082)
  Net realized gain (loss)                                 56,122     (6,114,025)
  Change in unrealized appreciation (depreciation)        724,040     17,121,718
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           892,592     10,459,611
                                                    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                  -            (70)
  Payments received from contract owners                    3,910        169,530
  Transfers between sub-accounts (including fixed
   account), net                                           98,669     (4,683,981)
  Transfers for contract benefits and terminations       (187,324)    (3,750,217)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                (84,745)    (8,264,738)
                                                    -------------  -------------
    Net increase (decrease) in net assets                 807,847      2,194,873
Net assets at beginning of period                       2,620,181     50,408,104
                                                    -------------  -------------
Net assets at end of period                             3,428,028     52,602,977
                                                    =============  =============

(e) For the period from January 1, 2003 to April 25, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                        AIM
                                                    --------------------------------------------------------------------------

                                                        Premier        Capital        Capital     International  International
                                                        Equity       Appreciation   Appreciation     Growth         Growth
                                                        Fund B           Fund          Fund B         Fund          Fund B
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $      (10,876)      (429,198)        (8,588)       (42,935)        (1,000)
  Net realized gain (loss)                                   6,935     (4,225,780)         6,205         19,491            828
  Change in unrealized appreciation (depreciation)         222,389     12,208,765        146,620      1,239,146         44,747
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            218,448      7,553,787        144,237      1,215,702         44,575
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -              -              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                (692)          (157)          (372)          (408)          (355)
  Payments received from contract owners                   260,299         81,637        234,844         24,592        143,165
  Transfers between sub-accounts (including fixed
   account), net                                           324,027     (2,613,484)       113,799       (398,644)        48,848
  Transfers for contract benefits and terminations         (53,059)    (2,540,367)        (5,789)      (500,258)             -
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 530,575     (5,072,371)       342,482       (874,718)       191,658
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                  749,023      2,481,416        486,719        340,984        236,233
Net assets at beginning of period                          560,801     30,803,759        398,919      5,044,898         29,743
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $    1,309,824     33,285,175        885,638      5,385,882        265,976
                                                    ==============  =============  =============  =============  =============

                                                              Alliance
                                                    ----------------------------

                                                       Premier        Premier
                                                       Growth         Growth
                                                      Portfolio     Portfolio B
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                           (482,670)      (820,153)
  Net realized gain (loss)                             (3,897,505)       (16,354)
  Change in unrealized appreciation (depreciation)     11,205,353     11,828,760
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         6,825,178     10,992,253
                                                    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                  -              -
  Payments received from contract owners                  260,364     14,899,361
  Transfers between sub-accounts (including fixed
   account), net                                         (787,577)    18,378,920
  Transfers for contract benefits and terminations     (2,766,507)    (1,956,632)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                             (3,293,720)    31,321,649
                                                    -------------  -------------
    Net increase (decrease) in net assets               3,531,458     42,313,902
Net assets at beginning of period                      32,918,709     34,408,263
                                                    -------------  -------------
Net assets at end of period                            36,450,167     76,722,165
                                                    =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                              Alliance                              Liberty
                                                    -----------------------------------------------------------  -------------
                                                       Bernstein      Bernstein      Bernstein                      Newport
                                                      Real Estate    Real Estate       Small        Bernstein     Tiger Fund,
                                                      Investment     Investment         Cap           Value        Variable
                                                       Portfolio     Portfolio B    Portfolio B    Portfolio B      Series
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $      144,745        230,570        (16,602)        (7,229)         5,729
  Net realized gain (loss)                                 340,896          2,344         57,386          5,689        (17,336)
  Change in unrealized appreciation (depreciation)       3,236,696      7,712,312        590,958        250,280        222,322
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          3,722,337      7,945,226        631,742        248,740        210,715
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -              -              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                   -              -           (492)          (289)          (282)
  Payments received from contract owners                   152,915      6,410,432        157,018         40,268            214
  Transfers between sub-accounts (including fixed
   account), net                                          (305,247)     5,988,804       (101,232)       148,883       (105,743)
  Transfers for contract benefits and terminations        (735,153)      (860,012)       (45,555)       (32,350)       (30,649)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                (887,485)    11,539,224          9,739        156,512       (136,460)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                2,834,852     19,484,450        641,481        405,252         74,255
Net assets at beginning of period                       10,445,440     15,038,657      1,505,665        758,825        577,600
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $   13,280,292     34,523,107      2,147,146      1,164,077        651,855
                                                    ==============  =============  =============  =============  =============

                                                            Goldman Sachs
                                                    ----------------------------
                                                        Growth
                                                          &        International
                                                        Income        Equity
                                                         Fund          Fund
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             (6,903)        48,304
  Net realized gain (loss)                               (157,185)      (154,336)
  Change in unrealized appreciation (depreciation)      1,072,089        665,208
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           908,001        559,176
                                                    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                               (284)          (240)
  Payments received from contract owners                    1,944             36
  Transfers between sub-accounts (including fixed
   account), net                                         (240,048)       (88,470)
  Transfers for contract benefits and terminations       (610,294)      (246,984)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                               (848,682)      (335,658)
                                                    -------------  -------------
    Net increase (decrease) in net assets                  59,319        223,518
Net assets at beginning of period                       4,446,183      1,818,822
                                                    -------------  -------------
Net assets at end of period                             4,505,502      2,042,340
                                                    =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                             Scudder II
                                                    -----------------------------------------------------------  --------------
                                                        Dreman          Small         Dreman
                                                      High Return        Cap         Small Cap      Government
                                                        Equity         Growth          Value        Securities        Bond
                                                       Portfolio      Portfolio      Portfolio      Portfolio        Series
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $          814        (23,985)       (12,816)        56,422         60,609
  Net realized gain (loss)                                  (3,515)      (294,065)       193,886        109,472         35,280
  Change in unrealized appreciation (depreciation)          70,660        759,399      1,516,910       (139,260)        (1,233)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             67,959        441,349      1,697,980         26,634         94,656
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -              -              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                   -           (238)          (371)          (325)             -
  Payments received from contract owners                         -         14,370          8,081          5,252          1,575
  Transfers between sub-accounts (including fixed
   account), net                                            45,827        185,287       (625,820)      (752,240)      (114,757)
  Transfers for contract benefits and terminations        (132,836)       (96,091)      (428,917)      (341,905)      (230,068)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 (87,009)       103,328     (1,047,027)    (1,089,218)      (343,250)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                  (19,050)       544,677        650,953     (1,062,584)      (248,594)
Net assets at beginning of period                          255,550      1,566,700      4,862,753      4,062,899      1,265,163
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $      236,500      2,111,377      5,513,706      3,000,315      1,016,569
                                                    ==============  =============  =============  =============  =============

                                                          MFS
                                                    -----------------------------


                                                       Research         Research
                                                        Series          Series B
                                                    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            (71,049)         (13,450)
  Net realized gain (loss)                             (1,271,900)         (13,847)
  Change in unrealized appreciation (depreciation)      3,353,988          286,578
                                                    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                         2,011,039          259,281
                                                    -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -                -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                  -              (77)
  Payments received from contract owners                   23,772          169,547
  Transfers between sub-accounts (including fixed
   account), net                                         (723,728)          20,928
  Transfers for contract benefits and terminations       (858,763)         (27,588)
                                                    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                             (1,558,719)         162,810
                                                    -------------    -------------
    Net increase (decrease) in net assets                 452,320          422,091
Net assets at beginning of period                       9,969,572          987,698
                                                    -------------    -------------
Net assets at end of period                            10,421,892        1,409,789
                                                    =============    =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                       MFS
                                                    ---------------------------------------------------------------------------

                                                       Emerging        Emerging         High           High        Strategic
                                                        Growth          Growth         Income         Income        Income
                                                        Series         Series B        Series        Series B       Series
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $     (158,592)       (11,990)       236,235        522,768         68,694
  Net realized gain (loss)                              (2,258,550)       (26,937)      (146,878)         5,767         22,643
  Change in unrealized appreciation (depreciation)       5,246,853        222,592      1,256,845      3,276,827         54,574
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          2,829,711        183,665      1,346,202      3,805,362        145,911
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -              -              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                   -           (142)             -              -              -
  Payments received from contract owners                    95,211         60,331         34,698      7,505,013            483
  Transfers between sub-accounts (including fixed
   account), net                                          (637,861)       155,123        823,315     10,325,503         37,723
  Transfers for contract benefits and terminations      (1,011,559)       (11,871)      (739,810)      (942,274)      (105,199)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              (1,554,209)       203,441        118,203     16,888,242        (66,993)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                1,275,502        387,106      1,464,405     20,693,604         78,918
Net assets at beginning of period                       10,477,711        631,507      8,259,815     15,331,198      1,661,309
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $   11,753,213      1,018,613      9,724,220     36,024,802      1,740,227
                                                    ==============  =============  =============  =============  =============

                                                    -----------------------------

                                                      Strategic      Investors
                                                       Income          Trust
                                                      Series B        Series
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            126,065       (141,891)
  Net realized gain (loss)                                 10,511       (730,697)
  Change in unrealized appreciation (depreciation)        194,852      4,536,268
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           331,428      3,663,680
                                                    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                               (448)             -
  Payments received from contract owners                1,348,441        162,373
  Transfers between sub-accounts (including fixed
   account), net                                        1,906,394        511,040
  Transfers for contract benefits and terminations       (147,673)    (1,292,910)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              3,106,714       (619,497)
                                                    -------------  -------------
    Net increase (decrease) in net assets               3,438,142      3,044,183
Net assets at beginning of period                       2,314,008     18,336,877
                                                    -------------  -------------
Net assets at end of period                             5,752,150     21,381,060
                                                    =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                         MFS
                                                    --------------------------------------------  ----------------

                                                       Investors         New            New            Davis
                                                         Trust        Discovery      Discovery        Venture
                                                       Series B        Series        Series B     Value Fund A (f)
                                                    --------------  -------------  -------------  ----------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $     (175,355)       (83,651)      (418,023)            (65)
  Net realized gain (loss)                                (273,940)      (145,837)       (12,529)              -
  Change in unrealized appreciation (depreciation)       3,512,001      1,902,552      8,408,852               1
                                                    --------------  -------------  -------------   -------------
    Net increase (decrease) in net assets from
     operations                                          3,062,706      1,673,064      7,978,300             (64)
                                                    --------------  -------------  -------------   -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -              -               -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                   -              -              -               -
  Payments received from contract owners                   194,035         40,691      7,301,037          40,402
  Transfers between sub-accounts (including fixed
   account), net                                          (107,070)     1,127,963      7,440,916       1,732,240
  Transfers for contract benefits and terminations        (722,838)      (387,288)      (969,784)              -
                                                    --------------  -------------  -------------   -------------
    Net increase (decrease) in net assets from
     contract transactions                                (635,873)       781,366     13,772,169       1,772,642
                                                    --------------  -------------  -------------   -------------
    Net increase (decrease) in net assets                2,426,833      2,454,430     21,750,469       1,772,578
Net assets at beginning of period                       15,666,906      4,967,481     17,057,662               -
                                                    --------------  -------------  -------------   -------------
Net assets at end of period                         $   18,093,739      7,421,911     38,808,131       1,772,578
                                                    ==============  =============  =============   =============

                                                               MetLife
                                                    --------------------------------------------
                                                                       Harris
                                                        Davis         Oakmark       Jennison
                                                       Venture        Focused        Growth
                                                     Value Fund E   Value Fund B   Portfolio B
                                                    -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                         (1,213,066)      (979,858)      (511,292)
  Net realized gain (loss)                                186,182         27,709        690,362
  Change in unrealized appreciation (depreciation)     27,229,006     19,694,154      8,571,220
                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                        26,202,122     18,742,005      8,750,290
                                                    -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                               (907)        (1,127)        (1,161)
  Payments received from contract owners               67,153,742     47,093,305     35,263,789
  Transfers between sub-accounts (including fixed
   account), net                                       36,936,608     22,677,652      3,566,054
  Transfers for contract benefits and terminations     (2,696,645)    (1,541,183)      (922,426)
                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                            101,392,798     68,228,647     37,906,256
                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets             127,594,920     86,970,652     46,656,546
Net assets at beginning of period                      37,182,400     23,633,258     13,609,644
                                                    -------------  -------------  -------------
Net assets at end of period                           164,777,320    110,603,910     60,266,190
                                                    =============  =============  =============

(f) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                     MetLife
                                                    ---------------------------------------------------------------------------
                                                          MFS            MFS            MFS          Capital        Capital
                                                       Investors        Total          Total         Guardian      Guardian
                                                         Trust          Return         Return      U.S. Equity    U.S. Equity
                                                       Series B      Series A (f)     Series B     Series A (f)    Series B
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $     (337,727)           (93)       (18,943)           (98)      (158,849)
  Net realized gain (loss)                                     567              -        226,947              -        373,027
  Change in unrealized appreciation (depreciation)       6,053,593          4,059      1,793,323             60      5,194,350
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          5,716,433          3,966      2,001,327            (38)     5,408,528
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -              -              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                (730)             -           (786)             -           (759)
  Payments received from contract owners                11,188,013         17,897      1,686,663         98,391      3,917,618
  Transfers between sub-accounts (including fixed
   account), net                                        16,694,981      2,448,298      6,914,964      2,452,023      9,743,407
  Transfers for contract benefits and terminations        (897,841)             -       (622,614)             -       (723,125)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              26,984,423      2,466,195      7,978,227      2,550,414     12,937,141
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets               32,700,856      2,470,161      9,979,554      2,550,376     18,345,669
Net assets at beginning of period                       11,402,916              -      6,665,479              -      8,740,401
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $   44,103,772      2,470,161     16,645,033      2,550,376     27,086,070
                                                    ==============  =============  =============  =============  =============

                                                    ------------------------------

                                                     Met/Putnam      Met/Putnam
                                                       Voyager         Voyager
                                                     Portfolio A   Portfolio B (f)
                                                    -------------  ---------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             (6,556)         (5,021)
  Net realized gain (loss)                                 61,997           3,072
  Change in unrealized appreciation (depreciation)        145,099          88,691
                                                    -------------   -------------
    Net increase (decrease) in net assets from
     operations                                           200,540          86,742
                                                    -------------   -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -               -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                  -             (68)
  Payments received from contract owners                        -         451,779
  Transfers between sub-accounts (including fixed
   account), net                                         (124,895)        955,958
  Transfers for contract benefits and terminations              -         (10,748)
                                                    -------------   -------------
    Net increase (decrease) in net assets from
     contract transactions                               (124,895)      1,396,921
                                                    -------------   -------------
    Net increase (decrease) in net assets                  75,645       1,483,663
Net assets at beginning of period                         300,962               -
                                                    -------------   -------------
Net assets at end of period                               376,607       1,483,663
                                                    =============   =============

(f) For the period from May 1, 2003 to Deember 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                      MetLife
                                                    --------------------------------------------------------------------------
                                                        Putnam         Putnam
                                                     International  International       MFS         SSR Money        Stock
                                                         Stock          Stock         Research       Market          Index
                                                        Class A      Class B (f)    Series B (f)  Portfolio (g)   Portfolio B
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $       (1,755)       (51,500)          (591)      (145,551)       (59,961)
  Net realized gain (loss)                                 (30,682)         5,955            119              -         77,416
  Change in unrealized appreciation (depreciation)          87,235      1,397,242          9,945              -      3,986,917
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             54,798      1,351,697          9,473       (145,551)     4,004,372
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -              -              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                   -            (84)           (34)             -         (1,095)
  Payments received from contract owners                         -      7,265,232         77,172        108,902     10,217,292
  Transfers between sub-accounts (including fixed
   account), net                                           (29,941)     4,578,516         41,221     30,435,554      1,388,439
  Transfers for contract benefits and terminations         (34,149)       (74,592)             -     (8,299,192)      (409,075)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 (64,090)    11,769,072        118,359     22,245,264     11,195,561
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                   (9,292)    13,120,769        127,832     22,099,713     15,199,933
Net assets at beginning of period                          267,861              -              -              -      8,933,888
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $      258,569     13,120,769        127,832     22,099,713     24,133,821
                                                    ==============  =============  =============  =============  =============

                                                             Oppenheimer
                                                    ----------------------------
                                                                      Main Street
                                                       Capital         Growth &
                                                     Appreciation       Income
                                                         Fund            Fund
                                                    -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            (78,655)         (35,560)
  Net realized gain (loss)                               (569,763)        (474,196)
  Change in unrealized appreciation (depreciation)      2,599,789        2,381,338
                                                    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                         1,951,371        1,871,582
                                                    -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -                -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                  -                -
  Payments received from contract owners                   13,157           13,977
  Transfers between sub-accounts (including fixed
   account), net                                        1,315,581           37,574
  Transfers for contract benefits and terminations       (755,263)        (637,186)
                                                    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                573,475         (585,635)
                                                    -------------    -------------
    Net increase (decrease) in net assets               2,524,846        1,285,947
Net assets at beginning of period                       6,721,728        8,152,252
                                                    -------------    -------------
Net assets at end of period                             9,246,574        9,438,199
                                                    =============    =============

(f) For the period from May 1, 2003 to December 31, 2003.
(g) For the period from April 25, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                     Oppenheimer
                                                    --------------------------------------------      --------------

                                                         High                          Strategic         Growth &
                                                        Income             Bond          Bond             Income
                                                         Fund              Fund          Fund              Fund
                                                    --------------    -------------  -------------    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $      165,320          560,645        163,641          150,485
  Net realized gain (loss)                                 (82,162)         (38,972)        (5,213)      (1,419,106)
  Change in unrealized appreciation (depreciation)         510,741          155,494        356,507        6,289,366
                                                    --------------    -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                            593,899          677,167        514,935        5,020,745
                                                    --------------    -------------  -------------    -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -                -              -                -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                   -                -              -                -
  Payments received from contract owners                     7,479          107,416          1,106          162,086
  Transfers between sub-accounts (including fixed
   account), net                                           137,406       (1,660,801)        46,578       (2,248,488)
  Transfers for contract benefits and terminations        (137,391)      (1,071,842)      (526,382)      (2,086,144)
                                                    --------------    -------------  -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                   7,494       (2,625,227)      (478,698)      (4,172,546)
                                                    --------------    -------------  -------------    -------------
    Net increase (decrease) in net assets                  601,393       (1,948,060)        36,237          848,199
Net assets at beginning of period                        2,549,350       14,091,948      3,418,731       21,459,657
                                                    --------------    -------------  -------------    -------------
Net assets at end of period                         $    3,150,743       12,143,888      3,454,968       22,307,856
                                                    ==============    =============  =============    =============

                                                                Putnam
                                                    --------------------------------------------

                                                       Growth &         New            New
                                                        Income         Value          Value
                                                        Fund B         Fund           Fund B
                                                    -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                591          2,927         (1,879)
  Net realized gain (loss)                                (12,928)       (13,527)         6,105
  Change in unrealized appreciation (depreciation)        463,881        466,792        234,355
                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           451,544        456,192        238,581
                                                    -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                               (210)             -           (286)
  Payments received from contract owners                  451,436            745         55,248
  Transfers between sub-accounts (including fixed
   account), net                                          455,214       (225,401)      (503,664)
  Transfers for contract benefits and terminations        (41,188)      (212,091)       (14,389)
                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                865,252       (436,747)      (463,091)
                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets               1,316,796         19,445       (224,510)
Net assets at beginning of period                       1,295,970      1,697,261        941,155
                                                    -------------  -------------  -------------
Net assets at end of period                             2,612,766      1,716,706        716,645
                                                    =============  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                     Putnam
                                                    ---------------------------------------------------------------------------
                                                                                                                 International
                                                                                   International                      New
                                                         Vista          Vista         Growth      International  Opportunities
                                                         Fund           Fund B         Fund         Equity B         Fund
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $      (76,706)       (15,231)       (57,419)      (272,325)       (15,595)
  Net realized gain (loss)                              (1,244,586)       (49,880)    (1,172,509)        39,890       (195,723)
  Change in unrealized appreciation (depreciation)       2,812,877        333,920      6,145,401     10,829,806        756,511
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          1,491,585        268,809      4,915,473     10,597,371        545,193
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -              -              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                   -           (231)             -              -              -
  Payments received from contract owners                    37,794         51,693        213,642      4,413,968          7,671
  Transfers between sub-accounts (including fixed
   account), net                                          (632,139)      (645,145)      (664,023)     9,791,300       (354,091)
  Transfers for contract benefits and terminations        (378,985)       (34,131)    (1,411,042)    (1,424,642)       (81,573)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                (973,330)      (627,814)    (1,861,423)    12,780,626       (427,993)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                  518,255       (359,005)     3,054,050     23,377,997        117,200
Net assets at beginning of period                        5,244,269      1,122,654     19,319,870     26,349,153      1,955,461
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $    5,762,524        763,649     22,373,920     49,727,150      2,072,661
                                                    ==============  =============  =============  =============  =============

                                                    -----------------------------
                                                    International
                                                         New
                                                    Opportunities      Equity
                                                       Fund B       Income B (f)
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             (3,638)          (833)
  Net realized gain (loss)                                  3,972          8,167
  Change in unrealized appreciation (depreciation)         80,893        222,989
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            81,227        230,323
                                                    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                               (340)           (64)
  Payments received from contract owners                   33,630        660,334
  Transfers between sub-accounts (including fixed
   account), net                                          (58,107)     1,784,541
  Transfers for contract benefits and terminations         (2,125)       (85,956)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                (26,942)     2,358,855
                                                    -------------  -------------
    Net increase (decrease) in net assets                  54,285      2,589,178
Net assets at beginning of period                         256,543              -
                                                    -------------  -------------
Net assets at end of period                               310,828      2,589,178
                                                    =============  =============

(f) For the period from May 1, 2003 to December 31, 2003.

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                    Templeton
                                                    ---------------------------------------------------------------------------
                                                        Global          Global        Franklin       Franklin
                                                        Income          Income         Small          Small          Growth
                                                      Securities      Securities        Cap            Cap         Securities
                                                         Fund           Fund B          Fund          Fund B          Fund
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $       74,790         30,306        (50,900)       (52,768)         6,972
  Net realized gain (loss)                                  66,539         23,307       (653,645)       (40,019)      (155,762)
  Change in unrealized appreciation (depreciation)          92,666         35,599      1,805,634      1,283,112        817,831
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            233,995         89,212      1,101,089      1,190,325        669,041
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -              -              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                (139)          (945)             -           (435)           (96)
  Payments received from contract owners                         -              -         14,469      1,132,118         10,134
  Transfers between sub-accounts (including fixed
   account), net                                            26,854        (81,142)       435,683      1,001,995        (55,307)
  Transfers for contract benefits and terminations         (90,952)       (26,645)      (295,094)      (144,716)      (227,075)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 (64,237)      (108,732)       155,058      1,988,962       (272,344)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                  169,758        (19,520)     1,256,147      3,179,287        396,697
Net assets at beginning of period                        1,124,003        491,811      3,740,796      2,668,626      2,405,712
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $    1,293,761        472,291      4,996,943      5,847,913      2,802,409
                                                    ==============  =============  =============  =============  =============

                                                    -----------------------------

                                                        Growth        Foreign
                                                      Securities     Securities
                                                        Fund B          Fund
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              4,447         55,433
  Net realized gain (loss)                                (20,390)    (1,303,739)
  Change in unrealized appreciation (depreciation)        500,477      4,451,588
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           484,534      3,203,282
                                                    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                               (464)             -
  Payments received from contract owners                    3,334        222,476
  Transfers between sub-accounts (including fixed
   account), net                                          (21,918)       658,151
  Transfers for contract benefits and terminations        (39,499)      (829,726)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                (58,547)        50,901
                                                    -------------  -------------
    Net increase (decrease) in net assets                 425,987      3,254,183
Net assets at beginning of period                       1,603,640     10,579,222
                                                    -------------  -------------
Net assets at end of period                             2,029,627     13,833,405
                                                    =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                    Templeton
                                                    ---------------------------------------------------------------------------
                                                                      Developing     Developing       Mutual         Mutual
                                                       Foreign         Markets        Markets         Shares         Shares
                                                      Securities      Securities     Securities     Securities     Securities
                                                        Fund B           Fund          Fund B          Fund          Fund B
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $       15,971         (2,263)       (54,203)       (24,968)       (91,149)
  Net realized gain (loss)                                  (8,051)       (54,503)        34,179       (131,109)       (55,655)
  Change in unrealized appreciation (depreciation)       2,394,238      2,804,010      7,069,830      2,209,288      4,414,512
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          2,402,158      2,747,244      7,049,806      2,053,211      4,267,708
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -              -              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                (420)             -              -              -           (379)
  Payments received from contract owners                 2,810,100         71,848      3,907,922         19,403      2,068,039
  Transfers between sub-accounts (including fixed
   account), net                                         3,644,102       (160,194)     2,880,977       (162,035)     3,522,878
  Transfers for contract benefits and terminations        (238,254)      (446,509)      (499,444)      (531,843)      (558,851)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                               6,215,528       (534,855)     6,289,455       (674,475)     5,031,687
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                8,617,686      2,212,389     13,339,261      1,378,736      9,299,395
Net assets at beginning of period                        4,684,247      5,817,136      9,871,133      9,344,939     15,251,887
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $   13,301,933      8,029,525     23,210,394     10,723,675     24,551,282
                                                    ==============  =============  =============  =============  =============

                                                    -----------------------------
                                                    Franklin Large Franklin Large
                                                      Cap Growth     Cap Growth
                                                      Securities     Securities
                                                         Fund          Fund B
                                                    -------------- --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            (29,861)       (33,635)
  Net realized gain (loss)                               (479,654)       (65,547)
  Change in unrealized appreciation (depreciation)      1,575,098      1,424,957
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         1,065,583      1,325,775
                                                    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                  -           (398)
  Payments received from contract owners                   21,119        109,088
  Transfers between sub-accounts (including fixed
   account), net                                         (244,807)       217,996
  Transfers for contract benefits and terminations       (384,730)      (242,742)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                               (608,418)        83,944
                                                    -------------  -------------
    Net increase (decrease) in net assets                 457,165      1,409,719
Net assets at beginning of period                       4,633,576      5,100,091
                                                    -------------  -------------
Net assets at end of period                             5,090,741      6,509,810
                                                    =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                                                    Fidelity
                                                    ---------------------------------------------------------------------------
                                                                                                     Growth        Growth &
                                                        Growth         Growth        Contrafund   Opportunities     Income
                                                       Portfolio     Portfolio B     Portfolio      Portfolio      Portfolio
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $      (24,909)       (81,649)       (29,376)        (2,790)        (4,152)
  Net realized gain (loss)                                (329,271)       (21,559)      (119,095)       (51,350)      (182,427)
  Change in unrealized appreciation (depreciation)         956,985      1,590,794        906,449        174,645        603,442
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            602,805      1,487,586        757,978        120,505        416,863
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -              -              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                   -            (74)             -              -              -
  Payments received from contract owners                     6,514      4,195,576          2,250            250          3,800
  Transfers between sub-accounts (including fixed
   account), net                                          (112,965)     4,354,773        214,975        (20,100)       262,349
  Transfers for contract benefits and terminations        (226,034)      (125,750)      (393,091)       (45,331)      (469,780)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                (332,485)     8,424,525       (175,866)       (65,181)      (203,631)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                  270,320      9,912,111        582,112         55,324        213,232
Net assets at beginning of period                        2,199,035      2,227,808      2,870,370        479,918      1,986,671
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $    2,469,355     12,139,919      3,452,482        535,242      2,199,903
                                                    ==============  =============  =============  =============  =============

                                                    -----------------------------
                                                       Equity-        Equity-
                                                       Income         Income
                                                      Portfolio     Portfolio B
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                              7,136         (9,194)
  Net realized gain (loss)                                (56,072)        13,806
  Change in unrealized appreciation (depreciation)        484,221        968,629
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           435,285        973,241
                                                    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                  -           (263)
  Payments received from contract owners                    3,289        591,285
  Transfers between sub-accounts (including fixed
   account), net                                          (93,322)     1,111,123
  Transfers for contract benefits and terminations       (106,137)      (141,835)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                               (196,170)     1,560,310
                                                    -------------  -------------
    Net increase (decrease) in net assets                 239,115      2,533,551
Net assets at beginning of period                       1,670,030      2,515,350
                                                    -------------  -------------
Net assets at end of period                             1,909,145      5,048,901
                                                    =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                       Fidelity                   American Century
                                                    --------------  -------------------------------------------  --------------

                                                         High          Income &                                      Stock
                                                        Income          Growth     International      Value          Index
                                                      Portfolio B        Fund          Fund           Fund           Fund
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $       10,011       (164,481)        (4,394)       (55,100)           564
  Net realized gain (loss)                                  14,996        (29,610)       (16,313)       (79,445)       (45,175)
  Change in unrealized appreciation (depreciation)          87,437     17,118,815        150,100      3,635,481        228,973
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            112,444     16,924,724        129,393      3,500,936        184,362
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -              -              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                (419)             -           (215)             -              -
  Payments received from contract owners                   326,933      5,711,831         95,575        227,738              -
  Transfers between sub-accounts (including fixed
   account), net                                           108,069      5,342,827        (71,640)    (1,885,177)       (37,327)
  Transfers for contract benefits and terminations         (10,014)    (2,735,778)       (18,899)      (593,348)       (34,822)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 424,569      8,318,880          4,821     (2,250,787)       (72,149)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                  537,013     25,243,604        134,214      1,250,149        112,213
Net assets at beginning of period                          294,687     50,274,651        541,937     14,582,012        768,133
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $      831,700     75,518,255        676,151     15,832,161        880,346
                                                    ==============  =============  =============  =============  =============

                                                        Dreyfus
                                                    -----------------------------

                                                        Stock       Disciplined
                                                        Index          Stock
                                                        Fund B       Portfolio
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             (8,853)          (696)
  Net realized gain (loss)                                (19,997)       (27,921)
  Change in unrealized appreciation (depreciation)        605,042         49,084
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           576,192         20,467
                                                    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                (85)             -
  Payments received from contract owners                  107,293              -
  Transfers between sub-accounts (including fixed
   account), net                                          147,382        (37,219)
  Transfers for contract benefits and terminations        (53,438)        (1,243)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                201,152        (38,462)
                                                    -------------  -------------
    Net increase (decrease) in net assets                 777,344        (17,995)
Net assets at beginning of period                       2,024,534        134,247
                                                    -------------  -------------
Net assets at end of period                             2,801,878        116,252
                                                    =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                       Dreyfus                               INVESCO
                                                    --------------------------------------------  ----------------------------

                                                      Disciplined      Capital        Capital                        High
                                                         Stock       Appreciation   Appreciation     Dynamics        Yield
                                                      Portfolio B     Portfolio     Portfolio B        Fund          Fund
                                                    --------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $       (2,627)        (1,931)       (54,458)      (381,855)       148,171
  Net realized gain (loss)                                 (14,208)      (290,248)       (54,985)      (449,691)      (186,773)
  Change in unrealized appreciation (depreciation)          71,232      1,120,073      3,337,523      9,018,237        734,311
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                             54,397        827,894      3,228,080      8,186,691        695,709
                                                    --------------  -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -              -              -              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                (244)             -              -              -              -
  Payments received from contract owners                         -         21,265      1,622,700      2,140,200         19,663
  Transfers between sub-accounts (including fixed
   account), net                                           (23,807)      (451,302)     1,111,553        827,828       (440,683)
  Transfers for contract benefits and terminations          (3,338)      (346,657)      (585,596)    (1,067,933)      (166,099)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 (27,389)      (776,694)     2,148,657      1,900,095       (587,119)
                                                    --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                   27,008         51,200      5,376,737     10,086,786        108,590
Net assets at beginning of period                          266,689      4,962,889     14,158,106     19,308,805      3,333,865
                                                    --------------  -------------  -------------  -------------  -------------
Net assets at end of period                         $      293,697      5,014,089     19,534,843     29,395,591      3,442,455
                                                    ==============  =============  =============  =============  =============

                                                                PIMCO
                                                    ----------------------------

                                                        High            Low
                                                        Yield        Duration
                                                      Portfolio      Portfolio
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                            161,635         44,316
  Net realized gain (loss)                                 26,060         70,130
  Change in unrealized appreciation (depreciation)        302,587        (24,571)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                           490,282         89,875
                                                    -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                               (329)          (109)
  Payments received from contract owners                  992,422      2,296,590
  Transfers between sub-accounts (including fixed
   account), net                                        2,405,973      1,394,369
  Transfers for contract benefits and terminations       (126,915)      (898,814)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                              3,271,151      2,792,036
                                                    -------------  -------------
    Net increase (decrease) in net assets               3,761,433      2,881,911
Net assets at beginning of period                       1,007,116     10,156,338
                                                    -------------  -------------
Net assets at end of period                             4,768,549     13,038,249
                                                    =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
For the Year ended December 31, 2003

                                                                PIMCO                          Scudder I           First American
                                                    -----------------------------    ----------------------------  --------------
                                                      StocksPLUS
                                                       Growth &           Total                                        Equity
                                                        Income           Return      International  International      Income
                                                      Portfolio         Portfolio      Portfolio     Portfolio B      Class B
                                                    --------------    -------------  -------------  -------------  --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                      $        6,482          500,366        (13,509)       (75,747)        85,268
  Net realized gain (loss)                                 (41,363)         501,815       (355,077)       (19,878)      (346,515)
  Change in unrealized appreciation (depreciation)         306,065          239,014        885,200      2,121,213      3,920,443
                                                    --------------    -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            271,184        1,241,195        516,614      2,025,588      3,659,196
                                                    --------------    -------------  -------------  -------------  -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                      -                -              -              -              -
  MetLife Investors Insurance Company of Missouri
   redemptions                                                (269)               -              -            (71)             -
  Payments received from contract owners                    81,871          703,205         12,147        850,123         16,366
  Transfers between sub-accounts (including fixed
   account), net                                           (23,921)        (791,950)      (143,354)       673,636       (541,838)
  Transfers for contract benefits and terminations         (17,095)      (2,298,767)      (192,382)      (252,303)    (2,259,103)
                                                    --------------    -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                  40,586       (2,387,512)      (323,589)     1,271,385     (2,784,575)
                                                    --------------    -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                  311,770       (1,146,317)       193,025      3,296,973        874,621
Net assets at beginning of period                          917,397       36,736,533      2,253,270      6,111,770     16,412,197
                                                    --------------    -------------  -------------  -------------  -------------
Net assets at end of period                         $    1,229,167       35,590,216      2,446,295      9,408,743     17,286,818
                                                    ==============    =============  =============  =============  =============





                                                        Total
                                                    -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                        (10,103,382)
  Net realized gain (loss)                           (127,888,963)
  Change in unrealized appreciation (depreciation)    908,444,400
                                                    -------------
    Net increase (decrease) in net assets from
     operations                                       770,452,055
                                                    -------------
Contract transactions:
  MetLife Investors Insurance Company of Missouri
   payments                                                     7
  MetLife Investors Insurance Company of Missouri
   redemptions                                            (36,857)
  Payments received from contract owners              855,587,832
  Transfers between sub-accounts (including fixed
   account), net                                      516,196,894
  Transfers for contract benefits and terminations   (250,905,561)
                                                    -------------
    Net increase (decrease) in net assets from
     contract transactions                          1,120,842,315
                                                    -------------
    Net increase (decrease) in net assets           1,891,294,370
Net assets at beginning of period                   2,634,522,353
                                                    -------------
Net assets at end of period                         4,525,816,723
                                                    =============

See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(1) ORGANIZATION:
   MetLife Investors Variable Annuity Account One (the Separate Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by MetLife Investors Insurance Company (MLI) and exists in accordance with the regulations of the Missouri Department of Insurance. MLI is an independent wholly owned subsidiary of Metropolitan Life Insurance Company (Metropolitan Life). The Separate Account is a funding vehicle for variable annuity contracts issued by MLI.

   The Separate Account is divided into sub-accounts with the assets of each sub-account invested in corresponding portfolios of thirteen investment companies which are diversified, open-end, management investment companies registered under the Investment Company Act of 1940, as amended. The sub-accounts available for investment vary between variable annuity contracts offered for sale by MLI.

   Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from MLI's other assets and liabilities. The portion of the Separate Account's assets applicable to the variable contracts is not chargeable with liabilities arising out of any other business MLI may conduct.

   The following sub-accounts were available for investment as of December 31, 2004:

                 Met Investors Series Trust (Met Investors):
                  Lord Abbett Growth & Income Portfolio
                  Lord Abbett Growth & Income Portfolio B
                  Lord Abbett Bond Debenture Portfolio
                  Lord Abbett Bond Debenture Portfolio B
                  Lord Abbett Growth Opportunity Portfolio
                  Lord Abbett Growth Opportunity Portfolio B
                  Lord Abbett Mid-Cap Value Portfolio
                  Lord Abbett Mid-Cap Value Portfolio B
                  Lord Abbett America's Value Portfolio B
                  Met/Putnam Capital Opportunities Portfolio A
                  Met/Putnam Capital Opportunities Portfolio B
                  Oppenheimer Capital Appreciation Portfolio
                  Oppenheimer Capital Appreciation Portfolio B
                  PIMCO Inflation Protected Bond Portfolio B
                  PIMCO Money Market Portfolio B
                  Janus Aggressive Growth Portfolio
                  Janus Aggressive Growth Portfolio B
                  PIMCO Total Return Bond Portfolio
                  PIMCO Total Return Bond Portfolio B
                  PIMCO Innovation Portfolio B
                  T Rowe Price Mid Cap Growth Portfolio
                  T Rowe Price Mid Cap Growth Portfolio B
                  MFS Research International Portfolio
                  MFS Research International Portfolio B
                  AIM Small Cap Growth Portfolio B
                  AIM Mid Cap Core Equity Portfolio B
                  Harris Oakmark International Portfolio B
                  Third Avenue Small Cap Value Portfolio B
                  Neuberger Berman Real Estate Portfolio B
                  Turner Mid-Cap Growth Portfolio B
                  Goldman Sachs Mid Cap Value Portfolio B
                  Defensive Strategy Fund of Fund B
                  Moderate Strategy Fund of Fund B
                  Balance Strategy Fund of Fund B
                  Growth Strategy Fund of Fund B
                  Aggressive Strategy Fund of Fund B
            Russell Insurance Funds (Russell):
             Multi-Style Equity Fund
             Aggressive Equity Fund
             Non-U.S. Fund
             Core Bond Fund
             Real Estate Securities Fund
            AIM Variable Insurance Funds, Inc. (AIM):
             Premier Equity Fund
             Capital Appreciation Fund
             Capital Appreciation Fund B
             International Growth Fund
             International Growth Fund B
            Alliance Variable Products Series Fund, Inc. (Alliance):
             Bernstein Real Estate Investment Portfolio
             Bernstein Real Estate Investment Portfolio B
            Scudder Variable Series II (Scudder II):
             Small Cap Growth Portfolio
             Dreman Small Cap Value Portfolio
             Government Securities Portfolio
            MFS Variable Insurance Trust (MFS):
             High Income Series
             High Income Series B
             Investors Trust Series
             Investors Trust Series B
             New Discovery Series
             New Discovery Series B
            Metropolitan Life Series Funds, Inc. (MetLife):
             Davis Venture Value Fund A
             Davis Venture Value Fund E
             Harris Oakmark Focused Value Fund B
             Jennison Growth Portfolio B
             MFS Investors Trust Series B
             MFS Total Return Series A
             MFS Total Return Series B
             Capital Guardian U.S. Equity Series A
             Capital Guardian U.S. Equity Series B
             Met/Putnam Voyager Portfolio A

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(1) ORGANIZATION, CONTINUED:

          Metropolitan Life Series Funds, Inc. (MetLife), (Continued)
           Met/Putnam Voyager Portfolio B
           Putnam International Stock Class A
           Putnam International Stock Class B
           SSR Money Market Portfolio
           Stock Index Portfolio B
           SSR Bond Income Class A
           SSR Bond Income Class B
           SSR Aurora Class B
           Franklin Templeton Small Cap Portfolio B
           Salomon Brothers Strategic Bond Class A
           Salomon Brothers Strategic Bond Class B
           T Rowe Price Small Cap Class A
           T Rowe Price Small Cap Class B
           T Rowe Price Large Cap Class A
           T Rowe Price Large Cap Class B
          Oppenheimer Variable Account Funds (Oppenheimer):
           Capital Appreciation Fund
          Putnam Variable Trust (Putnam):
           Growth & Income Fund
           Growth & Income Fund B
           Vista Fund
           Vista Fund B
           International Growth Fund
           International Equity B
           Equity Income B


       Franklin Templeton Variable Insurance Products Trust (Templeton):
        Growth Securities Fund
        Growth Securities Fund B
        Foreign Securities Fund
        Foreign Securities Fund B
        Developing Markets Securities Fund
        Developing Markets Securities Fund B
       Variable Insurance Products Fund, Fund II and Fund III (Fidelity):
        Growth Portfolio
        Growth Portfolio B
        Contrafund Portfolio
        Growth Opportunities Portfolio
        Growth & Income Portfolio
        Equity-Income Portfolio
        Equity-Income Portfolio B
        High Income Portfolio B
       Dreyfus Variable Investment Fund (Dreyfus):
        Stock Index Fund
        Stock Index Fund B
       PIMCO Variable Insurance Trust (PIMCO):
        High Yield Portfolio
        Low Duration Portfolio
        StocksPLUS Growth & Income Portfolio
        Total Return Portfolio

     During 2003, the following sub-accounts changed names:
       Met Investors Series Trust - MFS Mid Cap Growth Portfolio B to T
        Rowe Price Mid Cap Growth Portfolio B
       Met Investors Series Trust - SSR Concentrated International
        Portfolio B to Harris Oakmark International Portfolio B
       Met Investors Series Trust - JP Morgan Small Cap Stock Portfolio B
        to Met/Putnam Capital Opportunities Portfolio B
       New England Zenith - Zenith Jennison Growth Portfolio B to MetLife
        Series - MetLife Jennison Growth Portfolio B
       New England Zenith - Zenith Harris Oakmark Focused Value Fund to
        MetLife Series - MetLife Harris Oakmark Focused Value Fund B
       New England Zenith - Zenith Davis Venture Value Fund E to MetLife
        Series - MetLife Davis Venture Value Fund E
       New England Zenith - Zenith MFS Total Return Series B to MetLife
        Series - MetLife MFS Total Return Series B
       New England Zenith - Zenith MFS Investors Trust Series B to MetLife
        Series - MetLife MFS Investors Trust Series B
       New England Zenith - Zenith Capital Guardian U.S. Equity Series B
        to MetLife Series - MetLife Capital Guardian U.S. Equity Series B MetLife Series - Putnam Large Cap Growth Portfolio to Met/Putnam
        Voyager Portfolio A
       Putnam Series - Putnam International Growth Fund B to Putnam
        International Equity B

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(1) ORGANIZATION, CONTINUED:
   The following sub-accounts ceased operations during the years ended December 31, 2004 and 2003:

  Year Ended December 31, 2004:                         Date Ceased Operations
  -----------------------------                         ----------------------
  Met Investors JP Morgan Quality Bond Portfolio          November 19, 2004
  Met Investors JP Morgan Quality Bond Portfolio B        November 19, 2004
  Met Investors JP Morgan Select Equity Portfolio         November 19, 2004
  Met Investors JP Morgan Select Equity Portfolio B       November 19, 2004
  Met Investors Met/Putnam Research Portfolio B           November 19, 2004
  AIM Premier Equity Fund B                               April 30, 2004
  Alliance Premier Growth Portfolio                       April 30, 2004
  Alliance Premier Growth Portfolio B                     April 30, 2004
  Alliance Bernstein Small Cap Portfolio B                April 30, 2004
  Alliance Bernstein Value Portfolio B                    April 30, 2004
  Liberty Newport Tiger Fund, Variable Series             April 30, 2004
  Goldman Sachs Growth & Income Fund                      April 30, 2004
  Goldman Sachs International Equity Fund                 April 30, 2004
  Scudder II Dreman High Return Equity Portfolio          April 30, 2004
  MFS Bond Series                                         April 30, 2004
  MFS Research Series                                     April 30, 2004
  MFS Research Series B                                   April 30, 2004
  MFS Emerging Growth Series                              April 30, 2004
  MFS Emerging Growth Series B                            April 30, 2004
  MFS Strategic Income Series                             April 30, 2004
  MFS Strategic Income Series B                           April 30, 2004
  MFS Research Series B                                   April 30, 2004
  Oppenheimer Main Street Growth & Income Fund            April 30, 2004
  Oppenheimer High Income Fund                            April 30, 2004
  Oppenheimer Bond Fund                                   April 30, 2004
  Oppenheimer Strategic Bond Fund                         April 30, 2004
  Putnam New Value Fund                                   April 30, 2004
  Putnam New Value Fund B                                 April 30, 2004
  Putnam International New Opportunities Fund             April 30, 2004
  Putnam International New Opportunities Fund B           April 30, 2004
  Templeton Global Income Securities Fund                 April 30, 2004
  Templeton Global Income Securities Fund B               April 30, 2004
  Templeton Franklin Small Cap Fund                       April 30, 2004
  Templeton Franklin Small Cap Fund B                     April 30, 2004
  Templeton Mutual Shares Securities Fund                 April 30, 2004
  Templeton Mutual Shares Securities Fund B               April 30, 2004
  Templeton Franklin Large Cap Growth Securities Fund     April 30, 2004
  Templeton Franklin Large Cap Growth Securities Fund B   April 30, 2004
  American Century Income & Growth Fund                   April 30, 2004
  American Century International Fund                     April 30, 2004
  American Century Value Fund                             April 30, 2004
  Dreyfus Disciplined Stock Portfolio                     April 30, 2004
  Dreyfus Disciplined Stock Portfolio B                   April 30, 2004

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(1) ORGANIZATION, CONTINUED:

Year Ended December 31, 2004, continued:                         Date Ceased Operations
            ----------------------------------------             ----------------------
Dreyfus Capital Appreciation Portfolio                             April 30, 2004
Dreyfus Capital Appreciation Portfolio B                           April 30, 2004
INVESCO Dynamics Fund                                              April 30, 2004
INVESCO High Yield Fund                                            April 30, 2004
Scudder I International Portfolio                                  April 30, 2004
Scudder I International Portfolio B                                April 30, 2004
First American Equity Income Class B                               April 30, 2004

Year Ended December 31, 2003:
            -----------------------------
Met Investors Lord Abbett Developing Growth Portfolio              April 25, 2003
Met Investors Lord Abbett Developing Growth Portfolio B            April 25, 2003
Met Investors JP Morgan Enhanced Index Portfolio                   April 25, 2003
Met Investors JP Morgan Enhanced Index Portfolio B                 April 25, 2003
Met Investors JP Morgan International Equity Portfolio             April 25, 2003
Met Investors JP Morgan International Equity Portfolio B           April 25, 2003
GACC Money Market Fund                                             April 25, 2003

The following sub-accounts began operations during the years ended December 31, 2004 and 2003:

Year Ended December 31, 2004:                                    Date Began Operations
            -----------------------------                        ----------------------
Met Investors Oppenheimer Capital Appreciation Portfolio           May 3, 2004
Met Investors Janus Aggressive Growth Portfolio                    May 3, 2004
Met Investors PIMCO Total Return Bond Portfolio                    May 3, 2004
Met Investors T Rowe Price Mid Cap Growth Portfolio                May 3, 2004
Met Investors Neuberger Berman Real Estate Portfolio B             May 3, 2004
Met Investors Turner Mid-Cap Growth Portfolio B                    May 3, 2004
Met Investors Goldman Sachs Mid-Cap Value Portfolio B              May 3, 2004
Met Investors Defensive Strategy Fund of Fund B                    November 22, 2004
Met Investors Moderate Strategy Fund of Fund B                     November 22, 2004
Met Investors Balance Strategy Fund of Fund B                      November 22, 2004
Met Investors Growth Strategy Fund of Fund B                       November 22, 2004
Met Investors Aggressive Strategy Fund of Fund B                   November 22, 2004
MetLife SSR Bond Income Class A                                    May 3, 2004
MetLife SSR Bond Income Class B                                    November 22, 2004
MetLife SSR Aurora Class B                                         May 3, 2004
MetLife Franklin Templeton Small Cap Portfolio B                   May 3, 2004
MetLife Salomon Brothers Strategic Bond Class A                    May 3, 2004
MetLife Salomon Brothers Strategic Bond Class B                    May 3, 2004
MetLife T Rowe Price Small Cap Class A                             May 3, 2004
MetLife T Rowe Price Small Cap Class B                             May 3, 2004
MetLife T Rowe Price Large Cap Class A                             May 3, 2004
MetLife T Rowe Price Large Cap Class B                             May 3, 2004

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(1) ORGANIZATION, CONTINUED:

 Year Ended December 31, 2003, continued:                 Date Began Operations
 ----------------------------------------                 ---------------------
 Met Investors Lord Abbett America's Value Portfolio B       May 1, 2003
 Met Investors PIMCO Inflation Protected Bond Portfolio B    May 1, 2003
 Met Investors MFS Research International Portfolio          April 25, 2003
 MetLife Davis Venture Value Fund A                          May 1, 2003
 MetLife MFS Total Return Series A                           May 1, 2003
 MetLife Capital Guardian U.S. Equity Series A               May 1, 2003
 MetLife Met/Putnam Voyager Portfolio B                      May 1, 2003
 MetLife MFS Research Series B                               May 1, 2003
 MetLife Putnam International Stock Class B                  May 1, 2003
 MetLife SSR Money Market Portfolio                          April 25, 2003
 Putnam Equity Income B                                      May 1, 2003

(2) SIGNIFICANT ACCOUNTING POLICIES:

  (A) INVESTMENT VALUATION
      Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios, which value their investment securities at fair value. Realized gains and losses on the sale of portfolio shares owned by the sub-accounts are computed on the basis of the identified cost of the portfolio shares sold. Income from dividends and gains from realized capital gain distributions are recorded on the ex-distribution date.

  (B) REINVESTMENT OF DISTRIBUTIONS
      Dividends and gains from realized gain distributions are reinvested in additional shares of the portfolio.

  (C) FEDERAL INCOME TAXES
      The operations of the Separate Account are included in the federal income tax return of MLI which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (IRC). Under current IRC provisions, MLI believes it will be treated as the owner of the Separate Account assets for federal income tax purposes. MLI does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited to the variable annuity contracts. Based on this, no charge has been made to the Separate Account for federal income taxes. A charge may be made in future years for federal income taxes that would be attributable to the variable annuity contracts.

  (D) ANNUITY RESERVES
      Annuity reserves are computed for contracts in the payout stage according to the 1983a Mortality Table. The assumed investment return is 3%. The mortality risk is borne by MLI and may result in additional transfers to the Separate Account. Conversely, if reserves exceed amounts required, transfers may be made from the Separate Account to MLI.

  (E) ESTIMATES
      The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

(3) SEPARATE ACCOUNT EXPENSES:
   For variable annuity contracts, MLI deducts a daily charge from the net assets of the Separate Account sub-accounts that ranges from an annual rate of 0.85% to an annual rate of 2.35%. This charge varies according to the product specifications.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(4) CONTRACT FEES:
   For variable annuity contracts with a contingent deferred sales charge, there is no deduction from purchase payments for sales fees at the time a variable annuity contract is purchased. However, if all or a portion of the contract value is withdrawn, MLI deducts a surrender charge from the contract value or payment to the contract owner. The withdrawal fee is imposed on withdrawals of contract values attributable to purchase payments within a certain number of years after receipt and is equal to a flat percentage of the purchase payment withdrawn or on a declining scale, depending on the product. After the first contract anniversary, provided the contract value exceeds $5,000, the contract owner may make one withdrawal each contract year of up to 10% of the aggregate purchase payments (on deposit for more than one year) without incurring a surrender fee. During the year ended December 31, 2004, MLI deducted surrender fees of $2,629,942 from the Separate Account.

   For variable annuity contracts with a sales charge, MLI deducts a sales charge from the gross purchase payment before the payment is allocated to the Separate Account and / or a fixed account. The following table reflects the amount of the sales charge depending on the contract owner's investment at the time of the payment.

                 Owner's                Sales Charge as a% of
                 Investment             Gross Purchase Payment
                 ----------             ----------------------
                 less than $50,000              5.75%
                 $50,000 - $99,999.99           4.50%
                 $100,000 - $249,999.99         3.50%
                 $250,000 - $499,999.99         2.50%
                 $500,000 - $999,999.99         2.00%
                 $1,000,000 or more             1.00%

   MLI imposes an annual contract maintenance fee of $30 on variable annuity contracts with contract values less than $50,000 on the anniversary. This fee covers the cost of contract administration for the previous year and is prorated between the Separate Account sub-accounts and the fixed rate account to which the contract value is allocated. Subject to certain restrictions, the contract owner may transfer all or a portion of the accumulated value of the contract among the available sub-accounts and the fixed rate account. After 12 transfers are made in a contract year, MLI may deduct a transfer fee of $25 per additional transfer or, if less, 2% of the amount transferred, from the contract value. Transfers made in a dollar cost averaging program are not subject to the transfer fee. During the year ended December 31, 2004, MLI deducted contract maintenance and transfer fees of $9,718,365 from the Separate Account.

   Currently, MLI advances any premium taxes due at the time purchase payments are made and deducts premium taxes at the time annuity payments begin. MLI reserves the right to deduct premium taxes when incurred.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(5) COST BASIS OF INVESTMENTS
   The following table presents the cost basis of each sub-account's investment as of December 31, 2004:

   Met Investors Lord Abbett Growth & Income Portfolio        $   708,687,563
   Met Investors Lord Abbett Growth & Income Portfolio B          439,795,714
   Met Investors Lord Abbett Bond Debenture Portfolio             116,299,890
   Met Investors Lord Abbett Bond Debenture Portfolio B           176,813,178
   Met Investors Lord Abbett Growth Opportunity Portfolio          17,311,041
   Met Investors Lord Abbett Growth Opportunity Portfolio B        26,352,320
   Met Investors Lord Abbett Mid-Cap Value Portfolio               75,164,993
   Met Investors Lord Abbett Mid-Cap Value Portfolio B            128,684,826
   Met Investors Lord Abbett America's Value Portfolio B           29,408,105
   Met Investors Met/Putnam Capital Opportunities Portfolio A      35,845,331
   Met Investors Met/Putnam Capital Opportunities Portfolio B       2,786,470
   Met Investors Oppenheimer Capital Appreciation Portfolio        14,276,584
   Met Investors Oppenheimer Capital Appreciation Portfolio B     127,650,241
   Met Investors PIMCO Inflation Protected Bond Portfolio B        95,785,117
   Met Investors PIMCO Money Market Portfolio B                    28,941,497
   Met Investors Janus Aggressive Growth Portfolio                 27,651,837
   Met Investors Janus Aggressive Growth Portfolio B              111,227,080
   Met Investors PIMCO Total Return Bond Portfolio                 67,121,680
   Met Investors PIMCO Total Return Bond Portfolio B              273,283,216
   Met Investors PIMCO Innovation Portfolio B                      13,444,590
   Met Investors T Rowe Price Mid Cap Growth Portfolio             20,903,066
   Met Investors T Rowe Price Mid Cap Growth Portfolio B           67,162,856
   Met Investors MFS Research International Portfolio              38,395,053
   Met Investors MFS Research International Portfolio B            85,322,091
   Met Investors AIM Small Cap Growth Portfolio B                  50,447,627
   Met Investors AIM Mid Cap Core Equity Portfolio B               30,608,654
   Met Investors Harris Oakmark International Portfolio B          81,017,021
   Met Investors Third Avenue Small Cap Value Portfolio B          70,520,693
   Met Investors Neuberger Berman Real Estate Portfolio B          16,250,036
   Met Investors Turner Mid-Cap Growth Portfolio B                 14,039,980
   Met Investors Goldman Sachs Mid-Cap Value Portfolio B           17,826,605
   Met Investors Defensive Strategy Fund of Fund B                 19,645,817
   Met Investors Moderate Strategy Fund of Fund B                 108,475,773
   Met Investors Balance Strategy Fund of Fund B                  319,466,438
   Met Investors Growth Strategy Fund of Fund B                   331,086,325
   Met Investors Aggressive Strategy Fund of Fund B                75,780,604
   Russell Multi-Style Equity Fund                                 44,782,269
   Russell Aggressive Equity Fund                                   7,285,379
   Russell Non-US Fund                                             15,448,185
   Russell Core Bond Fund                                          23,211,489
   Russell Real Estate Securities Fund                              2,548,581
   AIM Premier Equity Fund                                          1,365,474
   AIM Capital Appreciation Fund                                   38,590,415
   AIM Capital Appreciation Fund B                                    674,430
   AIM International Growth Fund                                    3,805,336

     AIM International Growth Fund B                       $       407,536
     Alliance Bernstein Real Estate Investment Portfolio         7,807,765
     Alliance Bernstein Real Estate Investment Portfolio B      27,525,117
     Scudder II Small Cap Growth Portfolio                       2,542,824
     Scudder II Dreman Small Cap Value Portfolio                 2,479,031
     Scudder II Government Securities Portfolio                  2,151,462
     MFS High Income Series                                      7,851,310
     MFS High Income Series B                                   40,114,855
     MFS Investors Trust Series                                 19,954,111
     MFS Investors Trust Series B                               12,992,786
     MFS New Discovery Series                                    6,799,931
     MFS New Discovery Series B                                 43,930,605
     MetLife Davis Venture Value Fund A                          2,780,725
     MetLife Davis Venture Value Fund E                        232,603,022
     MetLife Harris Oakmark Focused Value Fund B                83,697,108
     MetLife Jennison Growth Portfolio B                        70,014,353
     MetLife MFS Investors Trust Series B                       34,587,568
     MetLife MFS Total Return Series A                           4,373,372
     MetLife MFS Total Return Series B                          32,189,292
     MetLife Capital Guardian U.S. Equity Series A              99,414,184
     MetLife Capital Guardian U.S. Equity Series B              54,695,603
     MetLife Met/Putnam Voyager Portfolio A                        306,878
     MetLife Met/Putnam Voyager Portfolio B                      5,017,439
     MetLife Putnam International Stock Class A                    393,713
     MetLife Putnam International Stock Class B                 10,225,560
     MetLife SSR Money Market Portfolio                         20,502,749
     MetLife Stock Index Portfolio B                            29,300,724
     MetLife SSR Bond Income Class A                             9,424,354
     MetLife SSR Bond Income Class B                             1,973,620
     MetLife SSR Aurora Class B                                  4,437,388
     MetLife Franklin Templeton Small Cap Portfolio B            1,510,764
     MetLife Salomon Brothers Strategic Bond Class A             1,322,150
     MetLife Salomon Brothers Strategic Bond Class B             4,882,970
     MetLife T Rowe Price Small Cap Class A                      4,518,279
     MetLife T Rowe Price Small Cap Class B                      6,601,414
     MetLife T Rowe Price Large Cap Class A                     15,163,042
     MetLife T Rowe Price Large Cap Class B                     26,382,016
     Oppenheimer Capital Appreciation Fund                       7,988,507
     Putnam Growth & Income Fund                                19,626,471
     Putnam Growth & Income Fund B                               3,090,245
     Putnam Vista Fund                                           7,664,432
     Putnam Vista Fund B                                           735,681
     Putnam International Growth Fund                           20,093,163
     Putnam International Equity B                              27,880,580
     Putnam Equity Income B                                     10,388,125

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(5) COST BASIS OF INVESTMENTS, CONTINUED:

         Templeton Growth Securities Fund               $     2,907,193
         Templeton Growth Securities Fund B                   1,685,955
         Templeton Foreign Securities Fund                   12,601,198
         Templeton Foreign Securities Fund B                 33,865,802
         Templeton Developing Markets Securities Fund         5,661,766
         Templeton Developing Markets Securities Fund B      21,811,246
         Fidelity Growth Portfolio                            2,933,198
         Fidelity Growth Portfolio B                         47,371,749
         Fidelity Contrafund Portfolio                        2,882,224
         Fidelity Growth Opportunities Portfolio                569,101

               Fidelity Growth & Income Portfolio $     2,002,072
               Fidelity Equity-Income Portfolio         1,604,191
               Fidelity Equity-Income Portfolio B       6,294,656
               Fidelity High Income Portfolio B           763,611
               Dreyfus Stock Index Fund                   841,478
               Dreyfus Stock Index Fund B               2,186,462
               PIMCO High Yield Portfolio               3,947,426
               PIMCO Low Duration Portfolio            11,629,523
               PIMCO StocksPLUS Growth Portfolio        1,457,842
               PIMCO Total Return Portfolio            33,122,857
                                                  ---------------
                                                  $ 5,225,673,844
                                                  ===============

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING
   Changes in units outstanding for the years ended December 31, 2003 and 2004 were as follows:

                                                                        Met Investors
                                  -------------------------------------------------------------------------------------
                                  Lord Abbett    Lord Abbett    Lord Abbett  Lord Abbett    Lord Abbett  Lord Abbett
                                   Growth &       Growth &         Bond         Bond        Developing   Developing
                                    Income         Income        Debenture    Debenture       Growth       Growth
                                   Portfolio     Portfolio B     Portfolio   Portfolio B     Portfolio   Portfolio B
                                  -----------    -----------    -----------  -----------    -----------  -----------
Unit Balance at January 1, 2003    17,897,751      4,898,490      9,227,722    4,399,370      2,519,957      574,459
 Units Issued                       3,240,920      4,951,829        507,094    8,471,012         10,027       46,871
 Units Redeemed                    (2,367,223)      (487,311)    (1,338,436)  (1,128,004)    (2,529,984)    (621,330)
                                  -----------    -----------    -----------  -----------    -----------  -----------
Unit Balance at December 31, 2003  18,771,448      9,363,008      8,396,380   11,742,378              -            -
 Units Issued                       3,700,858      5,194,221        511,940    6,478,550              -            -
 Units Redeemed                    (3,731,453)    (3,557,132)    (1,744,177)  (6,906,430)             -            -
                                  -----------    -----------    -----------  -----------    -----------  -----------
Unit Balance at December 31, 2004  18,740,853     11,000,097      7,164,143   11,314,498              -            -
                                  ===========    ===========    ===========  ===========    ===========  ===========

                                  ----
                                  Lord Abbett
                                    Growth
                                  Opportunity
                                   Portfolio
                                  -----------
Unit Balance at January 1, 2003       255,061
 Units Issued                       2,899,880
 Units Redeemed                      (283,153)
                                  -----------
Unit Balance at December 31, 2003   2,871,788
 Units Issued                         255,793
 Units Redeemed                      (664,044)
                                  -----------
Unit Balance at December 31, 2004   2,463,537
                                  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                         Met Investors
                                  ------------------------------------------------------------------------------------------
                                  Lord Abbett    Lord Abbett  Lord Abbett  Lord Abbett   JP Morgan      JP Morgan     JP Morgan
                                    Growth         Mid-Cap      Mid-Cap     America's    Enhanced       Enhanced    International
                                  Opportunity       Value        Value        Value        Index          Index        Equity
                                  Portfolio B     Portfolio   Portfolio B  Portfolio B   Portfolio     Portfolio B    Portfolio
                                  -----------    -----------  -----------  -----------  -----------    -----------  -------------
Unit Balance at January 1, 2003     1,958,110      4,412,314    3,054,810            -    7,887,616        324,968     5,302,229
 Units Issued                       1,319,729        499,956    1,954,257      480,321       12,448         27,370       132,880
 Units Redeemed                      (370,018)      (556,669)    (280,893)     (31,905)  (7,900,064)      (352,338)   (5,435,109)
                                  -----------    -----------  -----------  -----------  -----------    -----------   -----------
Unit Balance at December 31, 2003   2,907,821      4,355,601    4,728,174      448,416            -              -             -
 Units Issued                         909,049      1,148,295    2,601,701    2,043,232            -              -             -
 Units Redeemed                      (393,224)      (861,415)    (404,480)    (174,742)           -              -             -
                                  -----------    -----------  -----------  -----------  -----------    -----------   -----------
Unit Balance at December 31, 2004   3,423,646      4,642,481    6,925,395    2,316,906            -              -             -
                                  ===========    ===========  ===========  ===========  ===========    ===========   ===========


                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                          Met Investors
                                  ----------------------------------------------------------------------------------
                                    JP Morgan    JP Morgan      JP Morgan    JP Morgan    JP Morgan    Met/Putnam
                                  International   Quality        Quality      Select       Select        Capital
                                     Equity        Bond           Bond        Equity       Equity     Opportunities
                                   Portfolio B   Portfolio     Portfolio B   Portfolio   Portfolio B   Portfolio A
                                  ------------- -----------    -----------  -----------  -----------  -------------
Unit Balance at January 1, 2003        173,545    6,122,575      1,951,438    8,572,763      545,142     3,759,884
 Units Issued                           11,284      228,637      1,878,216       52,291       94,885        49,695
 Units Redeemed                       (184,829)  (1,249,476)      (317,982)  (1,303,756)     (49,120)     (684,235)
                                   -----------  -----------    -----------  -----------  -----------   -----------
Unit Balance at December 31, 2003            -    5,101,736      3,511,672    7,321,298      590,907     3,125,344
 Units Issued                                -      164,281      1,399,375       44,756       91,393        41,766
 Units Redeemed                              -   (5,266,017)    (4,911,047)  (7,366,054)    (682,300)     (664,522)
                                   -----------  -----------    -----------  -----------  -----------   -----------
Unit Balance at December 31, 2004            -            -              -            -            -     2,502,588
                                   ===========  ===========    ===========  ===========  ===========   ===========

                                  ----------
                                   Met/Putnam
                                     Capital
                                  Opportunities
                                   Portfolio B
                                  -------------
Unit Balance at January 1, 2003        159,241
 Units Issued                           57,918
 Units Redeemed                        (34,342)
                                   -----------
Unit Balance at December 31, 2003      182,817
 Units Issued                           74,544
 Units Redeemed                        (39,167)
                                   -----------
Unit Balance at December 31, 2004      218,194
                                   ===========


                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                         Met Investors
                                  -----------------------------------------------------------------------------------
                                               Oppenheimer    Oppenheimer      PIMCO         PIMCO        Janus
                                  Met/Putnam     Capital        Capital      Inflation       Money      Aggressive
                                   Research    Appreciation   Appreciation Protected Bond   Market        Growth
                                  Portfolio B   Portfolio     Portfolio B   Portfolio B   Portfolio B   Portfolio
                                  -----------  ------------   ------------ -------------- -----------  -----------
Unit Balance at January 1, 2003       973,578            -      3,485,515             -     2,772,993            -
 Units Issued                       2,205,115            -     12,702,417     8,128,268     7,133,007            -
 Units Redeemed                      (711,708)           -       (807,183)     (422,078)   (5,953,211)           -
                                  -----------  -----------    -----------   -----------   -----------  -----------
Unit Balance at December 31, 2003   2,466,985            -     15,380,749     7,706,190     3,952,789            -
 Units Issued                       1,114,881    1,705,101     13,164,246     8,087,665     9,583,952    3,915,440
 Units Redeemed                    (3,581,866)    (285,341)   (12,398,426)   (7,101,316)  (10,599,399)    (820,102)
                                  -----------  -----------    -----------   -----------   -----------  -----------
Unit Balance at December 31, 2004           -    1,419,760     16,146,569     8,692,539     2,937,342    3,095,338
                                  ===========  ===========    ===========   ===========   ===========  ===========

                                  --------
                                     Janus
                                  Aggressive
                                    Growth
                                  Portfolio B
                                  -----------
Unit Balance at January 1, 2003     1,738,230
 Units Issued                       7,105,907
 Units Redeemed                      (422,834)
                                  -----------
Unit Balance at December 31, 2003   8,421,303
 Units Issued                      19,913,681
 Units Redeemed                   (11,180,280)
                                  -----------
Unit Balance at December 31, 2004  17,154,704
                                  ===========


                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                         Met Investors
                                  -------------------------------------------------------------------------------------------
                                     PIMCO        PIMCO                    T Rowe Price T Rowe Price      MFS           MFS
                                  Total Return Total Return    PIMCO         Mid Cap      Mid Cap      Research      Research
                                      Bond         Bond     Innovation        Growth       Growth    International International
                                   Portfolio   Portfolio B  Portfolio B     Portfolio   Portfolio B    Portfolio    Portfolio B
                                  ------------ ------------ -----------    ------------ ------------ ------------- -------------
Unit Balance at January 1, 2003             -    6,145,156      610,838              -    2,558,021             -     1,580,897
 Units Issued                               -   13,887,316    1,402,141              -    9,902,034     4,216,272     3,783,555
 Units Redeemed                             -   (3,642,928)    (245,080)             -   (1,031,841)     (483,628)   (1,461,053)
                                  -----------  -----------  -----------    -----------  -----------   -----------   -----------
Unit Balance at December 31, 2003           -   16,389,544    1,767,899              -   11,428,214     3,732,644     3,903,399
 Units Issued                       5,750,018   14,220,931    4,459,318      4,486,547    8,163,630       725,149     9,549,868
 Units Redeemed                      (228,157)  (8,044,404)  (2,869,860)    (1,111,001)  (7,889,134)     (792,207)   (4,230,175)
                                  -----------  -----------  -----------    -----------  -----------   -----------   -----------
Unit Balance at December 31, 2004   5,521,861   22,566,071    3,357,357      3,375,546   11,702,710     3,665,586     9,223,092
                                  ===========  ===========  ===========    ===========  ===========   ===========   ===========


                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                         Met Investors
                                  -------------------------------------------------------------------------------------------
                                      AIM          AIM           Harris      Third Avenue  Neuberger     Turner     Goldman Sachs
                                   Small Cap     Mid Cap         Oakmark      Small Cap   Berman Real    Mid-Cap       Mid-Cap
                                    Growth     Core Equity    International     Value       Estate       Growth         Value
                                  Portfolio B  Portfolio B     Portfolio B   Portfolio B  Portfolio B  Portfolio B   Portfolio B
                                  -----------  -----------    -------------  ------------ -----------  -----------  -------------
Unit Balance at January 1, 2003     1,063,308      653,527         521,347       873,499            -            -             -
 Units Issued                       3,232,837    3,313,649       5,968,056     5,691,785            -            -             -
 Units Redeemed                      (462,433)    (231,090)       (411,745)     (335,965)           -            -             -
                                  -----------  -----------     -----------   -----------  -----------  -----------   -----------
Unit Balance at December 31, 2003   3,833,712    3,736,086       6,077,658     6,229,319            -            -             -
 Units Issued                       4,584,339    1,862,380       7,069,250     4,571,050    3,085,017    3,028,788     3,286,008
 Units Redeemed                    (3,750,058)  (2,875,564)     (6,192,101)   (4,504,111)  (1,532,614)  (1,570,871)   (1,535,653)
                                  -----------  -----------     -----------   -----------  -----------  -----------   -----------
Unit Balance at December 31, 2004   4,667,993    2,722,902       6,954,807     6,296,258    1,552,403    1,457,917     1,750,355
                                  ===========  ===========     ===========   ===========  ===========  ===========   ===========


                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                           Met Investors                                   GACC
                                  ---------------------------------------------------------------      -----------
                                   Defensive     Moderate     Balance         Growth       Aggressive
                                   Strategy      Strategy     Strategy       Strategy       Strategy      Money
                                    Fund of      Fund of      Fund of        Fund of        Fund of       Market
                                    Fund B        Fund B       Fund B         Fund B         Fund B        Fund
                                  -----------  -----------  -----------    -----------    -----------  -----------
Unit Balance at January 1, 2003             -            -            -              -              -    2,906,285
 Units Issued                               -            -            -              -              -      984,492
 Units Redeemed                             -            -            -              -              -   (3,890,777)
                                  -----------  -----------  -----------    -----------    -----------  -----------
Unit Balance at December 31, 2003           -            -            -              -              -            -
 Units Issued                       1,970,481   10,690,671   31,220,478     31,922,578      7,417,900            -
 Units Redeemed                       (33,292)     (54,657)    (183,442)      (176,323)      (166,222)           -
                                  -----------  -----------  -----------    -----------    -----------  -----------
Unit Balance at December 31, 2004   1,937,189   10,636,014   31,037,036     31,746,255      7,251,678            -
                                  ===========  ===========  ===========    ===========    ===========  ===========

                                    Russell
                                  -----------

                                  Multi-Style
                                    Equity
                                     Fund
                                  -----------
Unit Balance at January 1, 2003     4,582,713
 Units Issued                         189,739
 Units Redeemed                      (565,204)
                                  -----------
Unit Balance at December 31, 2003   4,207,248
 Units Issued                         144,230
 Units Redeemed                      (848,830)
                                  -----------
Unit Balance at December 31, 2004   3,502,648
                                  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                        Russell                                          AIM
                                  --------------------------------------------------    -----------------------------
                                                                               Real
                                   Aggressive                     Core        Estate      Premier        Premier
                                     Equity         Non-US        Bond      Securities    Equity         Equity
                                      Fund           Fund         Fund         Fund        Fund          Fund B
                                  -----------    -----------  -----------  -----------  -----------    -----------
Unit Balance at January 1, 2003       968,192      1,815,696    2,637,246      204,428    6,211,111         74,811
 Units Issued                          45,344         74,642       87,190       22,239       97,365         90,068
 Units Redeemed                      (158,482)      (272,539)    (591,084)     (29,028)  (1,062,784)       (25,827)
                                  -----------    -----------  -----------  -----------  -----------    -----------
Unit Balance at December 31, 2003     855,054      1,617,799    2,133,352      197,639    5,245,692        139,052
 Units Issued                          23,852         27,468      105,293       23,170      220,650         16,622
 Units Redeemed                      (187,657)      (383,559)    (518,779)     (53,456)  (5,331,393)      (155,674)
                                  -----------    -----------  -----------  -----------  -----------    -----------
Unit Balance at December 31, 2004     691,249      1,261,708    1,719,866      167,353      134,949              -
                                  ===========    ===========  ===========  ===========  ===========    ===========

                                  --------

                                    Capital
                                  Appreciation
                                      Fund
                                  ------------
Unit Balance at January 1, 2003     3,855,751
 Units Issued                          99,410
 Units Redeemed                      (697,493)
                                  -----------
Unit Balance at December 31, 2003   3,257,668
 Units Issued                         110,657
 Units Redeemed                      (669,733)
                                  -----------
Unit Balance at December 31, 2004   2,698,592
                                  ===========


                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                    AIM                                           Alliance
                                  ---------------------------------------    ----------------------------------------
                                                                                                          Bernstein
                                    Capital    International  International    Premier      Premier      Real Estate
                                  Appreciation    Growth         Growth        Growth       Growth       Investment
                                     Fund B        Fund          Fund B       Portfolio   Portfolio B     Portfolio
                                  ------------ -------------  -------------  -----------  -----------    -----------
Unit Balance at January 1, 2003        47,993       651,694          3,753     3,764,511    3,960,777      1,012,299
 Units Issued                          54,971       481,301         24,724       271,736    3,658,905         84,558
 Units Redeemed                       (19,299)     (589,658)        (2,001)     (618,947)    (356,535)      (160,165)
                                  -----------   -----------    -----------   -----------  -----------    -----------
Unit Balance at December 31, 2003      83,665       543,337         26,476     3,417,300    7,263,147        936,692
 Units Issued                          31,593        47,955         18,929        91,411    1,208,797         68,361
 Units Redeemed                       (42,766)     (121,493)        (3,311)   (3,508,711)  (8,471,944)      (242,493)
                                  -----------   -----------    -----------   -----------  -----------    -----------
Unit Balance at December 31, 2004      72,492       469,799         42,094             -            -        762,560
                                  ===========   ===========    ===========   ===========  ===========    ===========

                                  ----------
                                   Bernstein
                                  Real Estate
                                  Investment
                                  Portfolio B
                                  -----------
Unit Balance at January 1, 2003     1,465,642
 Units Issued                       1,134,636
 Units Redeemed                      (144,882)
                                  -----------
Unit Balance at December 31, 2003   2,455,396
 Units Issued                         579,260
 Units Redeemed                      (677,772)
                                  -----------
Unit Balance at December 31, 2004   2,356,884
                                  ===========


                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                          Alliance            Liberty          Goldman Sachs                 Scudder II
                                  ------------------------  -----------  -------------------------    ------------------------
                                   Bernstein                  Newport       Growth                      Dreman
                                     Small      Bernstein   Tiger Fund,       &         International High Return   Small Cap
                                      Cap         Value      Variable       Income         Equity       Equity       Growth
                                  Portfolio B  Portfolio B    Series         Fund           Fund       Portfolio    Portfolio
                                  -----------  -----------  -----------  -----------    ------------- -----------  -----------
Unit Balance at January 1, 2003       147,202       88,771       68,499      589,009         232,066       26,662      249,283
 Units Issued                          68,970       30,224          107        1,572           1,246       11,579       53,945
 Units Redeemed                       (65,030)     (11,419)     (14,463)    (105,082)        (38,403)     (19,274)     (46,962)
                                  -----------  -----------  -----------  -----------     -----------  -----------  -----------
Unit Balance at December 31, 2003     151,142      107,576       54,143      485,499         194,909       18,967      256,266
 Units Issued                           8,790        5,024           16          183           1,291        1,317        5,189
 Units Redeemed                      (159,932)    (112,600)     (54,159)    (485,682)       (196,200)     (20,284)     (48,769)
                                  -----------  -----------  -----------  -----------     -----------  -----------  -----------
Unit Balance at December 31, 2004           -            -            -            -               -            -      212,686
                                  ===========  ===========  ===========  ===========     ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                         Scudder II                                         MFS
                                  ------------------------    ---------------------------------------------------------------
                                    Dreman
                                   Small Cap      Government                                           Emerging     Emerging
                                     Value        Securities      Bond       Research     Research      Growth       Growth
                                   Portfolio      Portfolio      Series       Series      Series B      Series      Series B
                                  -----------    -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2003       525,935        311,697      100,188    1,235,312      123,092    1,338,172       81,073
 Units Issued                           9,799          6,017       20,607       30,049       29,453      172,690       33,412
 Units Redeemed                      (109,938)       (89,343)     (46,131)    (215,543)      (9,134)    (342,162)     (12,208)
                                  -----------    -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2003     425,796        228,371       74,664    1,049,818      143,411    1,168,700      102,277
 Units Issued                           5,141         18,021        1,158       19,599        1,172       28,290       27,961
 Units Redeemed                      (168,293)       (79,837)     (75,822)  (1,069,417)    (144,583)  (1,196,990)    (130,238)
                                  -----------    -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004     262,644        166,555            -            -            -            -            -
                                  ===========    ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                             MFS
                                  -----------------------------------------------------------------------------------------

                                      High         High      Strategic    Strategic      Investors      Investors       New
                                     Income       Income      Income       Income          Trust          Trust      Discovery
                                     Series      Series B     Series      Series B        Series        Series B      Series
                                  -----------  -----------  -----------  -----------    -----------    -----------  -----------
Unit Balance at January 1, 2003       853,316    1,595,503      141,806      198,515      2,273,431      1,952,970      915,242
 Units Issued                         187,912    1,802,469       28,563      336,225        197,612        219,959      272,395
 Units Redeemed                      (177,703)    (166,050)     (33,914)     (79,875)      (272,480)      (293,505)    (150,931)
                                  -----------  -----------  -----------  -----------    -----------    -----------  -----------
Unit Balance at December 31, 2003     863,525    3,231,922      136,455      454,865      2,198,563      1,879,424    1,036,706
 Units Issued                          99,641    1,049,091        4,064       79,765        124,676         92,235      232,322
 Units Redeemed                      (286,734)    (584,370)    (140,519)    (534,630)      (548,008)      (605,467)    (286,512)
                                  -----------  -----------  -----------  -----------    -----------    -----------  -----------
Unit Balance at December 31, 2004     676,432    3,696,643            -            -      1,775,231      1,366,192      982,516
                                  ===========  ===========  ===========  ===========    ===========    ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                      MFS                                         MetLife
                                  -----------  ----------------------------------------------------------------------------
                                                                              Harris                     MFS            MFS
                                      New         Davis          Davis       Oakmark     Jennison     Investors        Total
                                   Discovery     Venture        Venture      Focused      Growth        Trust          Return
                                   Series B    Value Fund A   Value Fund E Value Fund B Portfolio B   Series B        Series A
                                  -----------  ------------   ------------ ------------ -----------  -----------    -----------
Unit Balance at January 1, 2003     3,161,132            -      4,471,021    2,218,864    1,788,193    1,376,864              -
 Units Issued                       2,615,621       62,488     12,863,379    6,309,285    6,343,946    3,212,945         64,374
 Units Redeemed                      (307,805)        (141)    (1,946,406)    (554,856)  (1,923,887)    (143,432)           (88)
                                  -----------  -----------    -----------  -----------  -----------  -----------    -----------
Unit Balance at December 31, 2003   5,468,948       62,347     15,387,994    7,973,293    6,208,252    4,446,377         64,286
 Units Issued                       1,924,229       70,066     16,969,636    4,313,729    6,369,929    1,177,203         68,954
 Units Redeemed                      (652,193)     (36,055)    (9,623,317)  (5,648,393)  (4,951,404)  (1,715,449)       (22,668)
                                  -----------  -----------    -----------  -----------  -----------  -----------    -----------
Unit Balance at December 31, 2004   6,740,984       96,358     22,734,313    6,638,629    7,626,777    3,908,131        110,572
                                  ===========  ===========    ===========  ===========  ===========  ===========    ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                            MetLife
                                  -------------------------------------------------------------------------------------------
                                      MFS        Capital      Capital                                 Putnam        Putnam
                                     Total      Guardian     Guardian    Met/Putnam   Met/Putnam   International International
                                     Return    U.S. Equity  U.S. Equity    Voyager      Voyager        Stock         Stock
                                    Series B    Series A     Series B    Portfolio A  Portfolio B     Class A       Class B
                                  -----------  -----------  -----------  -----------  -----------  ------------- -------------
Unit Balance at January 1, 2003       730,059            -    1,117,958       85,734            -        44,695             -
 Units Issued                       1,228,170      239,844    1,807,163    2,682,735      139,348         3,414     1,079,858
 Units Redeemed                      (377,478)          (1)    (370,342)  (2,682,060)     (13,048)      (13,939)      (40,062)
                                  -----------  -----------  -----------  -----------  -----------   -----------   -----------
Unit Balance at December 31, 2003   1,580,751      239,843    2,554,779       86,409      126,300        34,170     1,039,796
 Units Issued                       1,314,653    9,100,340    3,612,864       14,249      707,085        24,922       240,430
 Units Redeemed                      (358,087)    (308,492)    (606,952)     (25,130)     (91,251)       (9,221)     (400,082)
                                  -----------  -----------  -----------  -----------  -----------   -----------   -----------
Unit Balance at December 31, 2004   2,537,317    9,031,691    5,560,691       75,528      742,134        49,871       880,144
                                  ===========  ===========  ===========  ===========  ===========   ===========   ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                           MetLife
                                  -----------------------------------------------------------------------------------------
                                                                                                                 Franklin
                                      MFS       SSR Money      Stock       SSR Bond     SSR Bond                 Templeton
                                    Research     Market        Index        Income       Income     SSR Aurora   Small Cap
                                    Series B    Portfolio   Portfolio B    Class A      Class B      Class B    Portfolio B
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2003             -            -    1,082,604            -            -            -            -
 Units Issued                          10,811    4,608,586    1,794,890            -            -            -            -
 Units Redeemed                            (4)  (2,388,656)    (553,416)           -            -            -            -
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2003      10,807    2,219,930    2,324,078            -            -            -            -
 Units Issued                           6,459    2,727,704    1,438,814      272,144       45,062      288,600      205,202
 Units Redeemed                       (17,266)  (2,879,384)    (704,675)     (63,528)        (560)     (11,675)     (31,435)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004           -    2,068,250    3,058,217      208,616       44,502      276,925      173,767
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========


                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                       MetLife                                      Oppenheimer
                                  --------------------------------------------------------------------------------  ------------
                                     Salomon        Salomon
                                     Brothers       Brothers    T Rowe Price T Rowe Price T Rowe Price T Rowe Price   Capital
                                  Strategic Bond Strategic Bond  Small Cap    Small Cap    Large Cap    Large Cap   Appreciation
                                     Class A        Class B       Class A      Class B      Class A      Class B        Fund
                                  -------------- -------------- ------------ ------------ ------------ ------------ ------------
Unit Balance at January 1, 2003              -              -             -            -            -            -      643,117
 Units Issued                                -              -             -            -            -            -      180,423
 Units Redeemed                              -              -             -            -            -            -     (138,400)
                                   -----------    -----------   -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2003            -              -             -            -            -            -      685,140
 Units Issued                           98,464        376,594       433,506      648,055    1,572,782    2,524,936       71,254
 Units Redeemed                        (28,868)      (110,981)      (66,544)    (102,850)    (206,665)    (127,985)    (220,929)
                                   -----------    -----------   -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004       69,596        265,613       366,962      545,205    1,366,117    2,396,951      535,465
                                   ===========    ===========   ===========  ===========  ===========  ===========  ===========


                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                      Oppenheimer                                       Putnam
                                  --------------------------------------------------    -------------------------------------
                                  Main Street
                                   Growth &        High                   Strategic       Growth &     Growth &         New
                                    Income        Income        Bond        Bond           Income       Income         Value
                                     Fund          Fund         Fund        Fund            Fund        Fund B         Fund
                                  -----------  -----------  -----------  -----------    -----------  -----------    -----------
Unit Balance at January 1, 2003     1,031,033      272,760    1,151,840      299,927      2,384,806      144,771        159,447
 Units Issued                          84,866       46,387       98,838       32,474        154,741      116,994         20,137
 Units Redeemed                      (160,787)     (43,365)    (307,982)     (72,349)      (572,667)     (29,430)       (56,743)
                                  -----------  -----------  -----------  -----------    -----------  -----------    -----------
Unit Balance at December 31, 2003     955,112      275,782      942,696      260,052      1,966,880      232,335        122,841
 Units Issued                          21,118        7,490       53,566       10,247         95,619      109,393          7,169
 Units Redeemed                      (976,230)    (283,272)    (996,262)    (270,299)      (474,463)     (86,881)      (130,010)
                                  -----------  -----------  -----------  -----------    -----------  -----------    -----------
Unit Balance at December 31, 2004           -            -            -            -      1,588,036      254,847              -
                                  ===========  ===========  ===========  ===========    ===========  ===========    ===========


                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                              Putnam
                                  -------------------------------------------------------------------------------------
                                                                                                          International
                                      New                                    International                     New
                                     Value        Vista          Vista          Growth      International Opportunities
                                     Fund B       Fund           Fund B          Fund         Equity B        Fund
                                  -----------  -----------    -----------    -------------  ------------- -------------
Unit Balance at January 1, 2003        88,936      691,709        149,242       1,833,625      2,515,079       235,384
 Units Issued                           9,998       41,419         11,733         107,398      1,457,930        24,820
 Units Redeemed                       (47,087)    (155,681)       (83,689)       (270,514)      (225,552)      (71,033)
                                  -----------  -----------    -----------     -----------    -----------   -----------
Unit Balance at December 31, 2003      51,847      577,447         77,286       1,670,509      3,747,457       189,171
 Units Issued                           1,729       26,872         30,189          53,906        254,989         7,887
 Units Redeemed                       (53,576)    (114,898)       (30,692)       (434,644)    (1,543,547)     (197,058)
                                  -----------  -----------    -----------     -----------    -----------   -----------
Unit Balance at December 31, 2004           -      489,421         76,783       1,289,771      2,458,899             -
                                  ===========  ===========    ===========     ===========    ===========   ===========

                                  --------
                                  International
                                       New
                                  Opportunities
                                     Fund B
                                  -------------
Unit Balance at January 1, 2003         31,106
 Units Issued                            7,025
 Units Redeemed                         (9,442)
                                   -----------
Unit Balance at December 31, 2003       28,689
 Units Issued                              456
 Units Redeemed                        (29,145)
                                   -----------
Unit Balance at December 31, 2004            -
                                   ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                     Putnam                                      Templeton
                                  -----------  --------------------------------------------------------------------------
                                                  Global         Global        Franklin       Franklin
                                                  Income         Income         Small          Small          Growth
                                     Equity     Securities     Securities        Cap            Cap         Securities
                                    Income B       Fund          Fund B          Fund          Fund B          Fund
                                  -----------  -----------    -----------    -----------    -----------    -----------
Unit Balance at January 1, 2003             -       92,223         40,498        442,699        311,069        231,511
 Units Issued                         239,326       21,575          1,182        166,262        261,297         10,506
 Units Redeemed                       (24,590)     (26,096)        (9,495)      (174,536)       (68,319)       (35,913)
                                  -----------  -----------    -----------    -----------    -----------    -----------
Unit Balance at December 31, 2003     214,736       87,702         32,185        434,425        504,047        206,104
 Units Issued                         754,437        1,345             70         50,915        125,457         26,692
 Units Redeemed                       (99,215)     (89,047)       (32,255)      (485,340)      (629,504)       (36,781)
                                  -----------  -----------    -----------    -----------    -----------    -----------
Unit Balance at December 31, 2004     869,958            -              -              -              -        196,015
                                  ===========  ===========    ===========    ===========    ===========    ===========

                                  --

                                     Growth
                                   Securities
                                     Fund B
                                  -----------
Unit Balance at January 1, 2003       153,921
 Units Issued                           8,913
 Units Redeemed                       (13,436)
                                  -----------
Unit Balance at December 31, 2003     149,398
 Units Issued                           2,226
 Units Redeemed                       (20,979)
                                  -----------
Unit Balance at December 31, 2004     130,645
                                  ===========


                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                           Templeton
                                  -------------------------------------------------------------------------------------------
                                                             Developing   Developing     Mutual       Mutual      Franklin Large
                                    Foreign      Foreign      Markets      Markets       Shares       Shares        Cap Growth
                                   Securities   Securities   Securities   Securities   Securities   Securities      Securities
                                      Fund        Fund B        Fund        Fund B        Fund        Fund B           Fund
                                  -----------  -----------  -----------  -----------  -----------  -----------    --------------
Unit Balance at January 1, 2003     1,473,556      653,477      844,175    1,440,188      874,928    1,436,712         464,437
 Units Issued                         707,301      855,810       70,920      994,193      127,594      598,062          26,996
 Units Redeemed                      (706,880)     (84,439)    (146,782)    (188,644)    (191,613)    (159,780)        (83,927)
                                  -----------  -----------  -----------  -----------  -----------  -----------     -----------
Unit Balance at December 31, 2003   1,473,977    1,424,848      768,313    2,245,737      810,909    1,874,994         407,506
 Units Issued                         265,610    2,382,470       66,680      926,238       41,562      181,719           1,800
 Units Redeemed                      (361,875)    (304,032)    (171,935)    (370,008)    (852,471)  (2,056,713)       (409,306)
                                  -----------  -----------  -----------  -----------  -----------  -----------     -----------
Unit Balance at December 31, 2004   1,377,712    3,503,286      663,058    2,801,967            -            -               -
                                  ===========  ===========  ===========  ===========  ===========  ===========     ===========


                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                    Templeton                                       Fidelity
                                  -------------- -----------------------------------------------------------------------------
                                  Franklin Large
                                    Cap Growth                                             Growth      Growth &      Equity-
                                    Securities     Growth       Growth      Contrafund  Opportunities   Income       Income
                                      Fund B      Portfolio   Portfolio B   Portfolio     Portfolio    Portfolio    Portfolio
                                  -------------- -----------  -----------  -----------  ------------- -----------  -----------
Unit Balance at January 1, 2003        505,278       252,608      257,687      266,313        74,740      215,072      182,656
 Units Issued                           68,327        11,096      966,179       34,473         1,122       57,142        4,640
 Units Redeemed                        (59,094)      (47,175)    (149,270)     (47,926)      (10,775)     (77,091)     (24,824)
                                   -----------   -----------  -----------  -----------   -----------  -----------  -----------
Unit Balance at December 31, 2003      514,511       216,529    1,074,596      252,860        65,087      195,123      162,472
 Units Issued                            2,468        10,741    3,254,567       29,518         2,384        4,518       20,152
 Units Redeemed                       (516,979)      (38,404)    (406,365)     (73,677)      (14,930)     (35,288)     (47,394)
                                   -----------   -----------  -----------  -----------   -----------  -----------  -----------
Unit Balance at December 31, 2004            -       188,866    3,922,798      208,701        52,541      164,353      135,230
                                   ===========   ===========  ===========  ===========   ===========  ===========  ===========


                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                          Fidelity                         American Century
                                  ------------------------      --------------------------------------

                                    Equity-         High          Income &
                                    Income         Income          Growth      International     Value
                                  Portfolio B    Portfolio B        Fund           Fund          Fund
                                  -----------    -----------    -----------    -------------  -----------
Unit Balance at January 1, 2003       277,336         32,118      7,702,991          96,087     1,364,258
 Units Issued                         232,929         68,432      2,622,513          21,136        80,466
 Units Redeemed                       (75,961)       (27,968)    (1,248,959)        (19,564)     (278,875)
                                  -----------    -----------    -----------     -----------   -----------
Unit Balance at December 31, 2003     434,304         72,582      9,076,545          97,659     1,165,849
 Units Issued                         298,650         17,505        271,461             710        41,470
 Units Redeemed                      (164,360)       (22,829)    (9,348,006)        (98,369)   (1,207,319)
                                  -----------    -----------    -----------     -----------   -----------
Unit Balance at December 31, 2004     568,594         67,258              -               -             -
                                  ===========    ===========    ===========     ===========   ===========

                                           Dreyfus
                                  ------------------------

                                     Stock          Stock
                                     Index          Index
                                     Fund           Fund B
                                  -----------    -----------
Unit Balance at January 1, 2003       125,499        333,582
 Units Issued                           2,287         68,811
 Units Redeemed                       (14,157)       (36,262)
                                  -----------    -----------
Unit Balance at December 31, 2003     113,629        366,131
 Units Issued                          48,078         12,562
 Units Redeemed                       (63,252)       (60,693)
                                  -----------    -----------
Unit Balance at December 31, 2004      98,455        318,000
                                  ===========    ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                        Dreyfus                                INVESCO               PIMCO
                                  --------------------------------------------------  ------------------------    -----------

                                  Disciplined  Disciplined    Capital      Capital                      High         High
                                     Stock        Stock     Appreciation Appreciation   Dynamics        Yield        Yield
                                   Portfolio   Portfolio B   Portfolio   Portfolio B      Fund          Fund       Portfolio
                                  -----------  -----------  ------------ ------------ -----------    -----------  -----------
Unit Balance at January 1, 2003        22,319       44,594      682,747    1,960,715    3,999,462        463,891      103,967
 Units Issued                           2,026       11,672       36,629      695,105    1,460,513          5,574      392,842
 Units Redeemed                        (8,479)     (15,811)    (142,417)    (383,515)    (977,201)       (80,783)     (90,410)
                                  -----------  -----------  -----------  -----------  -----------    -----------  -----------
Unit Balance at December 31, 2003      15,866       40,455      576,959    2,272,305    4,482,774        388,682      406,399
 Units Issued                           1,309            -       15,071      135,262      130,509          2,939      113,049
 Units Redeemed                       (17,175)     (40,455)    (592,030)  (2,407,567)  (4,613,283)      (391,621)    (186,610)
                                  -----------  -----------  -----------  -----------  -----------    -----------  -----------
Unit Balance at December 31, 2004           -            -            -            -            -              -      332,838
                                  ===========  ===========  ===========  ===========  ===========    ===========  ===========


                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements


(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                  PIMCO                           Scudder I           First American
                                  -------------------------------------  --------------------------   --------------
                                                StocksPLUS
                                      Low        Growth &      Total
                                   Duration       Income      Return     International International  Equity Income
                                   Portfolio    Portfolio    Portfolio     Portfolio    Portfolio B      Class B
                                  -----------  -----------  -----------  ------------- -------------  --------------
Unit Balance at January 1, 2003       848,860      144,287    2,976,342       457,509     1,245,304      1,534,362
 Units Issued                         839,628       67,452      396,263        27,817       503,299         11,096
 Units Redeemed                      (607,955)     (61,420)    (587,027)      (91,150)     (222,674)      (255,595)
                                  -----------  -----------  -----------   -----------   -----------    -----------
Unit Balance at December 31, 2003   1,080,533      150,319    2,785,578       394,176     1,525,929      1,289,863
 Units Issued                         452,070       66,213      390,151         8,777        87,006         13,973
 Units Redeemed                      (566,394)     (40,006)    (550,847)     (402,953)   (1,612,935)    (1,303,836)
                                  -----------  -----------  -----------   -----------   -----------    -----------
Unit Balance at December 31, 2004     966,209      176,526    2,624,882             -             -              -
                                  ===========  ===========  ===========   ===========   ===========    ===========


                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(7) PURCHASES AND SALES OF INVESTMENTS
   The cost of purchases and proceeds from the sale of investments for the period ended December 31, 2004 or as indicated below for each sub-account were as follows:

                                                            Purchases      Sales
                                                           ------------ ------------
Met Investors Lord Abbett Growth & Income Portfolio        $150,093,866 $164,390,001
Met Investors Lord Abbett Growth & Income Portfolio B       167,097,359  105,594,140
Met Investors Lord Abbett Bond Debenture Portfolio           10,077,793   28,108,922
Met Investors Lord Abbett Bond Debenture Portfolio B         77,327,122   82,990,199
Met Investors Lord Abbett Growth Opportunity Portfolio        1,720,459    5,633,691
Met Investors Lord Abbett Growth Opportunity Portfolio B      5,489,588    1,228,845
Met Investors Lord Abbett Mid-Cap Value Portfolio            20,912,862   13,860,276
Met Investors Lord Abbett Mid-Cap Value Portfolio B          48,558,346      438,207
Met Investors Lord Abbett America's Value Portfolio B        24,593,997      233,428
(a) Met Investors JP Quality Bond Portfolio                   6,339,282   78,522,217
(a) Met Investors JP Quality Bond Portfolio B                20,746,589   68,368,176
(a) Met Investors JP Morgan Select Equity Portfolio           1,713,140  118,530,272
(a) Met Investors JP Morgan Select Equity Portfolio B         1,147,752   10,630,447
Met Investors Met/Putnam Capital Opportunities Portfolio A      266,410    9,940,771
Met Investors Met/Putnam Capital Opportunities Portfolio B      826,958      371,800
(a) Met Investors Met/Putnam Research Portfolio B             5,601,473   24,720,366
Met Investors Oppenheimer Capital Appreciation Portfolio     16,885,076    2,615,652
Met Investors Oppenheimer Capital Appreciation Portfolio B   93,205,463   80,495,471
Met Investors PIMCO Inflation Protected Bond Portfolio B     73,298,579   62,318,812
Met Investors PIMCO Money Market Portfolio B                 64,431,619   74,818,344
Met Investors Janus Aggressive Growth Portfolio              34,904,474    7,360,531
Met Investors Janus Aggressive Growth Portfolio B           113,192,055   59,640,398
Met Investors PIMCO Total Return Bond Portfolio              69,547,999    2,399,235
Met Investors PIMCO Total Return Bond Portfolio B           145,163,236   59,196,803
Met Investors PIMCO Innovation Portfolio B                   16,550,270   10,285,077
Met Investors T Rowe Price Mid Cap Growth Portfolio          27,580,082    6,830,421
Met Investors T Rowe Price Mid Cap Growth Portfolio B        38,440,711   37,426,819
Met Investors MFS Research International Portfolio            8,423,810   10,246,322
Met Investors MFS Research International Portfolio B         78,562,493   32,693,672
Met Investors AIM Small Cap Growth Portfolio B               43,388,041   37,045,391
Met Investors AIM Mid Cap Core Equity Portfolio B            16,125,672   29,762,682
Met Investors Harris Oakmark International Portfolio B       72,823,136   70,192,510
Met Investors Third Avenue Small Cap Value Portfolio B       45,178,305   49,032,474
Met Investors Neuberger Berman Real Estate Portfolio B       28,731,741   15,975,810
Met Investors Turner Mid-Cap Growth Portfolio B              28,052,782   15,676,554
Met Investors Goldman Sachs Mid-Cap Value Portfolio B        30,269,881   14,899,761
Met Investors Defensive Strategy Fund of Fund B              19,653,916        8,233
Met Investors Moderate Strategy Fund of Fund B              108,475,773            -
Met Investors Balance Strategy Fund of Fund B               319,466,438            -
Met Investors Growth Strategy Fund of Fund B                331,086,325            -
Met Investors Aggressive Strategy Fund of Fund B             76,282,865      523,310
Russell Multi-Style Equity Fund                                 891,064    8,510,797

(a) For the period from January 1, 2004 to November 19, 2004.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(7) PURCHASES AND SALES OF INVESTMENTS, CONTINUED:

                                                        Purchases      Sales
                                                       ------------ -----------
 Russell Aggressive Equity Fund                        $    452,264 $ 2,164,873
 Russell Non-US Fund                                        460,640   4,395,427
 Russell Core Bond Fund                                   1,754,702   6,641,022
 Russell Real Estate Securities Fund                        661,942   1,004,111
 AIM Premier Equity Fund                                  1,959,357  52,253,255
 (d) AIM Premier Equity Fund B                              123,949   1,404,203
 AIM Capital Appreciation Fund                              608,643   6,741,885
 AIM Capital Appreciation Fund B                            210,135     331,129
 AIM International Growth Fund                              491,152   1,314,387
 AIM International Growth Fund B                            214,659      37,207
 (d) Alliance Premier Growth Portfolio                      567,904  36,360,959
 (d) Alliance Premier Growth Portfolio B                 10,827,946  85,643,914
 Alliance Bernstein Real Estate Investment Portfolio      1,087,572   3,686,298
 Alliance Bernstein Real Estate Investment Portfolio B    5,682,798   7,235,034
 (d) Alliance Bernstein Small Cap Portfolio B               118,966   2,293,942
 (d) Alliance Bernstein Value Portfolio B                    35,297   1,204,722
 (d) Liberty Newport Tiger Fund, Variable Series                  -     648,671
 (d) Goldman Sachs Growth & Income Fund                       1,227   4,612,593
 (d) Goldman Sachs International Equity Fund                 10,784   2,010,438
 (d) Scudder II Dreman High Return Equity Portfolio          20,884     254,034
 Scudder II Small Cap Growth Portfolio                       29,582     420,418
 Scudder II Dreman Small Cap Value Portfolio                 86,358   2,360,803
 Scudder II Government Securities Portfolio                 294,286   1,050,769
 (d) MFS Bond Series                                         66,837   1,037,472
 (d) MFS Research Series                                    249,102  10,748,735
 (d) MFS Research Series B                                   23,180   1,444,648
 (d) MFS Emerging Growth Series                             192,371  12,100,944
 (d) MFS Emerging Growth Series B                           282,285   1,307,317
 MFS High Income Series                                   1,296,795   3,135,443
 MFS High Income Series B                                10,318,386   3,273,575
 (d) MFS Strategic Income Series                            131,814   1,795,217
 (d) MFS Strategic Income Series B                        1,146,944   6,569,769
 MFS Investors Trust Series                                 925,867   5,188,822
 MFS Investors Trust Series B                               444,829   5,558,777
 MFS New Discovery Series                                 1,412,934   1,822,591
 MFS New Discovery Series B                              10,918,482   1,174,286
 MetLife Davis Venture Value Fund A                       1,837,269     854,870
 MetLife Davis Venture Value Fund E                     157,629,335  83,318,232
 MetLife Harris Oakmark Focused Value Fund B             45,622,482  65,959,194
 MetLife Jennison Growth Portfolio B                     51,110,683  41,061,595
 MetLife MFS Investors Trust Series B                     8,673,671  14,401,904
 MetLife MFS Total Return Series A                        2,674,778     773,024
 MetLife MFS Total Return Series B                       18,177,071     940,057
 MetLife Capital Guardian U.S. Equity Series A          100,064,688   3,350,871

(d) For the period from January 1, 2004 to April 30, 2004.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(7) PURCHASES AND SALES OF INVESTMENTS, CONTINUED:

                                                      Purchases     Sales
                                                     ----------- -----------
   MetLife Capital Guardian U.S. Equity Series B     $33,872,090 $ 1,349,195
   MetLife Met/Putnam Voyager Portfolio A                 60,952     111,358
   MetLife Met/Putnam Voyager Portfolio B              3,941,915     338,320
   MetLife Putnam International Stock Class A            194,083      74,099
   MetLife Putnam International Stock Class B          2,433,188   4,479,300
   (d) MetLife MFS Research Series B                      78,866     206,692
   MetLife SSR Money Market Portfolio                 18,080,926  19,663,588
   MetLife Stock Index Portfolio B                    12,846,711   5,300,345
   MetLife SSR Bond Income Class A                    12,156,742   2,778,097
   MetLife SSR Bond Income Class B                     1,973,620           -
   MetLife SSR Aurora Class B                          4,467,685      32,046
   MetLife Franklin Templeton Small Cap Portfolio B    1,906,701     377,190
   MetLife Salomon Brothers Strategic Bond Class A     1,781,033     471,636
   MetLife Salomon Brothers Strategic Bond Class B     6,908,154   2,054,250
   MetLife T Rowe Price Small Cap Class A              5,314,707     776,264
   MetLife T Rowe Price Small Cap Class B              7,631,186     998,429
   MetLife T Rowe Price Large Cap Class A             17,160,678   2,017,066
   MetLife T Rowe Price Large Cap Class B             26,639,769     263,442
   Oppenheimer Capital Appreciation Fund                 708,371   2,818,119
   (d) Oppenheimer Main Street Growth & Income Fund      248,752   9,606,045
   (d) Oppenheimer High Income Fund                      254,535   3,287,675
   (d) Oppenheimer Bond Fund                           1,124,918  12,773,773
   (d) Oppenheimer Strategic Bond Fund                   244,692   3,549,961
   Putnam Growth & Income Fund                         1,002,696   5,284,714
   Putnam Growth & Income Fund B                       1,442,674     816,200
   (d) Putnam New Value Fund                             116,267   1,831,808
   (d) Putnam New Value Fund B                            30,029     747,223
   Putnam Vista Fund                                     218,017   1,221,092
   Putnam Vista Fund B                                   293,598     306,156
   Putnam International Growth Fund                      772,568   5,858,693
   Putnam International Equity B                         962,978  18,136,122
   (d) Putnam International New Opportunities Fund       110,244   2,149,616
   (d) Putnam International New Opportunities Fund B       7,515     315,132
   Putnam Equity Income B                              8,345,617     361,194
   (d) Templeton Global Income Securities Fund               200   1,273,962
   (d) Templeton Global Income Securities Fund B             596     464,694
   (d) Templeton Franklin Small Cap Fund                 412,346   5,454,346
   (d) Templeton Franklin Small Cap Fund B             1,264,228   7,136,582
   Templeton Growth Securities Fund                      357,246     497,745
   Templeton Growth Securities Fund B                     52,113     323,294
   Templeton Foreign Securities Fund                   2,193,317   3,153,900
   Templeton Foreign Securities Fund B                23,089,743   1,118,074
   Templeton Developing Markets Securities Fund          732,872   1,822,496
   Templeton Developing Markets Securities Fund B      6,299,391   1,277,011

(d) For the period from January 1, 2004 to April 30, 2004.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements

(7) PURCHASES AND SALES OF INVESTMENTS, CONTINUED:

                                                            Purchases        Sales
                                                          -------------- --------------
(d) Templeton Mutual Shares Securities Fund               $      472,543 $   11,394,517
(d) Templeton Mutual Shares Securities Fund B                  1,816,986     26,814,992
(d) Templeton Franklin Large Cap Growth Securities Fund              426      5,123,967
(d) Templeton Franklin Large Cap Growth Securities Fund B         23,324      6,563,378
Fidelity Growth Portfolio                                         87,621        415,944
Fidelity Growth Portfolio B                                   38,059,176      1,925,211
Fidelity Contrafund Portfolio                                    357,478        988,375
Fidelity Growth Opportunities Portfolio                           20,991        127,459
Fidelity Growth & Income Portfolio                                64,799        419,180
Fidelity Equity-Income Portfolio                                 257,206        573,594
Fidelity Equity-Income Portfolio B                             3,333,329      1,578,587
Fidelity High Income Portfolio B                                 262,677        250,580
(d) American Century Income & Growth Fund                      2,546,935     77,829,159
(d) American Century International Fund                            5,113        683,833
(d) American Century Value Fund                                  698,942     16,779,470
Dreyfus Stock Index Fund                                         396,316        511,087
Dreyfus Stock Index Fund B                                       104,075        471,996
(d) Dreyfus Disciplined Stock Portfolio                            9,885        124,045
(d) Dreyfus Disciplined Stock Portfolio B                              -        289,890
(d) Dreyfus Capital Appreciation Portfolio                       102,824      5,159,547
(d) Dreyfus Capital Appreciation Portfolio B                     956,306     20,656,699
(d) INVESCO Dynamics Fund                                        595,815     30,453,210
(d) INVESCO High Yield Fund                                      392,182      3,515,690
PIMCO High Yield Portfolio                                     1,462,564      2,077,806
PIMCO Low Duration Portfolio                                   4,621,489      5,999,048
PIMCO StocksPLUS Growth & Income Portfolio                       542,073        307,625
PIMCO Total Return Portfolio                                   4,034,442      5,413,314
(d) Scudder I International Portfolio                             85,028      2,540,703
(d) Scudder I International Portfolio B                          557,436     10,046,554
(d) First American Equity Income Class B                         171,102     17,504,233
                                                          -------------- --------------
                                                          $3,151,799,264 $2,280,820,911
                                                          ============== ==============

(d) For the period from January 1, 2004 to April 30, 2004.

(8) SUBSEQUENT EVENT
   On August 25, 2004, Metropolitan Life entered into an agreement to sell its wholly owned subsidiary, SSRM Holdings, Inc. (SSRM) and its subsidiaries State Street Research & Management Company and SSR Realty Advisors Inc. to BlackRock, Inc. Effective January 31, 2005, BlackRock Advisors, Inc. will replace State Street Research & Management Company as subadvisor to all portfolios, series or funds previously managed by State Street Research & Management Company.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


MetLife Investors Variable Annuity Account One (the Separate Account) sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table displays the financial information for each sub-account offered by the various products in the Separate Account in ranges of lowest to highest values.

                                                                      As of December 31, 2004
                                                             -----------------------------------------
                                                                        Unit Fair Value/1/  Net Assets
                                                               Units    (lowest to highest)   (000)
                                                             ---------- ------------------- ----------
Met Investors Lord Abbett Growth & Income Portfolio          18,740,853  $13.84 to $45.35    $888,295
Met Investors Lord Abbett Growth & Income Portfolio B        11,000,097   51.21 to 47.10      525,784
Met Investors Lord Abbett Bond Debenture Portfolio            7,164,143   12.78 to 16.74      123,629
Met Investors Lord Abbett Bond Debenture Portfolio B         11,314,498   17.98 to 16.91      193,611
Met Investors Lord Abbett Growth Opportunity Portfolio        2,463,537   10.07 to 9.87        24,319
Met Investors Lord Abbett Growth Opportunity Portfolio B      3,423,646   10.00 to 9.57        33,593
Met Investors Lord Abbett Mid-Cap Value Portfolio             4,642,481   23.28 to 23.17      110,946
Met Investors Lord Abbett Mid-Cap Value Portfolio B           6,925,395   24.66 to 22.66      164,593
Met Investors Lord Abbett America's Value Portfolio B         2,316,906   14.07 to 13.81       32,408
Met Investors Met/Putnam Capital Opportunities Portfolio A    2,502,588    7.71 to 16.50       41,045
Met Investors Met/Putnam Capital Opportunities Portfolio B      218,194   15.54 to 14.07        3,536
(b) Met Investors Oppenheimer Capital Appreciation Portfolio  1,419,760       10.24            14,534
Met Investors Oppenheimer Capital Appreciation Portfolio B   16,146,569    8.37 to 8.22       133,569
Met Investors PIMCO Inflation Protected Bond Portfolio B      8,692,539   11.24 to 11.04       96,966
Met Investors PIMCO Money Market Portfolio B                  2,937,342   10.20 to 9.79        28,941
(b) Met Investors Janus Aggressive Growth Portfolio           3,095,338        9.89            30,611
Met Investors Janus Aggressive Growth Portfolio B            17,154,704    7.19 to 7.06       122,300
(b) Met Investors PIMCO Total Return Bond Portfolio           5,521,861   12.48 to 12.21       67,451
Met Investors PIMCO Total Return Bond Portfolio B            22,566,071   12.40 to 11.90      271,286
Met Investors PIMCO Innovation Portfolio B                    3,357,357    4.35 to 4.27        14,410
(b) Met Investors T Rowe Price Mid Cap Growth Portfolio       3,375,546    7.19 to 7.08        24,198
Met Investors T Rowe Price Mid Cap Growth Portfolio B        11,702,710    7.30 to 7.00        82,666
Met Investors MFS Research International Portfolio            3,665,586   15.82 to 11.09       57,353
Met Investors MFS Research International Portfolio B          9,223,092   11.48 to 11.01      102,510
Met Investors AIM Small Cap Growth Portfolio B                4,667,993   12.20 to 11.99       56,302
Met Investors AIM Mid Cap Core Equity Portfolio B             2,722,902   13.59 to 13.35       36,592
Met Investors Harris Oakmark International Portfolio B        6,954,807   13.99 to 13.75       96,252

                                                                      For the Year Ended December 31, 2004
                                                             -------------------------------------------------------
                                                               Investment     Expense Ratio/3/     Total Return/4/
                                                             Income Ratio/2/ (lowest to highest) (lowest/5/ to highest)
                                                             --------------  ------------------- --------------------
Met Investors Lord Abbett Growth & Income Portfolio               0.48%        0.85% to 1.80%      11.97% to 10.90%
Met Investors Lord Abbett Growth & Income Portfolio B             0.36%        0.75% to 2.35%      11.26% to 10.02%
Met Investors Lord Abbett Bond Debenture Portfolio                3.13%        0.85% to 1.80%       7.51% to 6.49%
Met Investors Lord Abbett Bond Debenture Portfolio B              2.89%        0.75% to 2.35%       7.00% to 5.65%
Met Investors Lord Abbett Growth Opportunity Portfolio            0.00%        0.85% to 1.40%      11.80% to 11.19%
Met Investors Lord Abbett Growth Opportunity Portfolio B          0.00%        0.75% to 1.90%      11.52% to 10.67%
Met Investors Lord Abbett Mid-Cap Value Portfolio                 0.51%        0.85% to 1.80%      23.77% to 22.59%
Met Investors Lord Abbett Mid-Cap Value Portfolio B               0.47%        0.75% to 1.90%      17.01% to 16.12%
Met Investors Lord Abbett America's Value Portfolio B             3.73%        0.75% to 1.90%      13.50% to 12.63%
Met Investors Met/Putnam Capital Opportunities Portfolio A        0.00%        0.85% to 1.40%      17.53% to 16.89%
Met Investors Met/Putnam Capital Opportunities Portfolio B        0.00%        0.75% to 1.90%      16.46% to 15.58%
(b) Met Investors Oppenheimer Capital Appreciation Portfolio      4.87%            1.40%                5.21%
Met Investors Oppenheimer Capital Appreciation Portfolio B        3.29%        1.30% to 2.35%       5.03% to 3.93%
Met Investors PIMCO Inflation Protected Bond Portfolio B          4.56%        1.30% to 2.35%       7.60% to 6.47%
Met Investors PIMCO Money Market Portfolio B                      0.65%        0.75% to 2.35%       0.02% to (1.70%)
(b) Met Investors Janus Aggressive Growth Portfolio               0.00%            1.40%                7.30%
Met Investors Janus Aggressive Growth Portfolio B                 0.00%        1.30% to 2.35%       7.04% to 5.92%
(b) Met Investors PIMCO Total Return Bond Portfolio               2.46%        0.85% to 1.40%       4.36% to 3.78%
Met Investors PIMCO Total Return Bond Portfolio B                 6.80%        0.75% to 2.35%       4.10% to 2.54%
Met Investors PIMCO Innovation Portfolio B                        0.08%        1.30% to 2.35%     (5.55%) to (6.54%)
(b) Met Investors T Rowe Price Mid Cap Growth Portfolio           0.00%        1.40% to 1.80%      16.51% to 16.04%
Met Investors T Rowe Price Mid Cap Growth Portfolio B             0.00%        0.75% to 2.35%      16.76% to 15.08%
Met Investors MFS Research International Portfolio                0.23%        0.85% to 1.80%      18.71% to 17.58%
Met Investors MFS Research International Portfolio B              0.27%        0.75% to 2.35%      15.31% to 16.78%
Met Investors AIM Small Cap Growth Portfolio B                    0.00%        1.30% to 2.35%       5.05% to 3.95%
Met Investors AIM Mid Cap Core Equity Portfolio B                 0.00%        1.30% to 2.35%      12.92% to 11.74%
Met Investors Harris Oakmark International Portfolio B            0.00%        1.30% to 2.35%      18.96% to 17.72%


(b) For the period from May 3, 2004 to December 31, 2004.

/1/ Unit fair value amounts are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts. Some individual unit fair values are not within the ranges presented.

/2/ These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

/3/ These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

/5/ Total return ratios related to the .75%, 1.30%, and 1.35% expense ratios are for the period from May 3, 2004 to December 31, 2004 unless otherwise noted.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                    As of December 31, 2004
                                                           -----------------------------------------
                                                                      Unit Fair Value/1/  Net Assets
                                                             Units    (lowest to highest)   (000)
                                                           ---------- ------------------- ----------
Met Investors Third Avenue Small Cap Value Portfolio B      6,296,258  $14.35 to $14.10    $ 89,472
(b) Met Investors Neuberger Berman Real Estate Portfolio B  1,552,403   12.87 to 12.75       19,879
(b) Met Investors Turner Mid-Cap Growth Portfolio B         1,457,917   11.16 to 11.04       16,169
(b) Met Investors Goldman Sachs Mid-Cap Value Portfolio B   1,750,355   12.02 to 11.90       20,910
(c) Met Investors Defensive Strategy Fund of Fund B         1,937,189   10.11 to 10.10       19,577
(c) Met Investors Moderate Strategy Fund of Fund B         10,636,014   10.23 to 10.22      108,760
(c) Met Investors Balance Strategy Fund of Fund B          31,037,036   10.40 to 10.38      322,474
(c) Met Investors Growth Strategy Fund of Fund B           31,746,255   10.61 to 10.59      336,537
(c) Met Investors Aggressive Strategy Fund of Fund B        7,251,678   10.69 to 10.68       77,491
Russell Multistyle Equity Fund                              3,502,648       11.19            39,186
Russell Aggressive Equity Fund                                691,249       12.74             8,807
Russell Non-US Fund                                         1,261,708       12.70            16,018
Russell Core Bond Fund                                      1,719,866       13.83            23,780
Russell Real Estate Securities Fund                           167,353       23.07             3,861
AIM Premier Equity Fund                                       134,949   10.75 to 10.59        1,443
AIM Capital Appreciation Fund                               2,698,592    6.06 to 11.03       28,901
AIM Capital Appreciation Fund B                                72,492   21.25 to 19.81          805
AIM International Growth Fund                                 469,799    7.86 to 12.18        5,689
AIM International Growth Fund B                                42,094   18.21 to 16.98          530
Alliance Real Estate Investment Portfolio                     762,560       18.96            14,459
Alliance Real Estate Investment Portfolio B                 2,356,884   20.86 to 20.41       44,359
Scudder II Small Cap Growth Portfolio                         212,686    9.02 to 8.89         1,918
Scudder II Dreman Small Cap Value Portfolio                   262,644   16.10 to 15.86        4,225
Scudder II Government Securities Portfolio                    166,555   13.46 to 13.26        2,237
MFS High Income Series                                        676,432       12.12             8,198
MFS High Income Series B                                    3,696,643   15.65 to 14.79       44,820
MFS Investors Trust Series                                  1,775,231       10.68            18,957
MFS Investors Trust Series B                                1,366,192   10.59 to 10.43       14,392
MFS New Discovery Series                                      982,516        7.52             7,388
MFS New Discovery Series B                                  6,740,984   14.57 to 13.99       51,776
MetLife Davis Venture Value Fund A                             96,358       31.50             3,035

                                                                    For the Year Ended December 31, 2004
                                                           -------------------------------------------------------
                                                             Investment     Expense Ratio/3/     Total Return/4/
                                                           Income Ratio/2/ (lowest to highest) (lowest/5/ to highest)
                                                           --------------  ------------------- --------------------
Met Investors Third Avenue Small Cap Value Portfolio B          1.28%        1.30% to 2.35%      24.87% to 23.56%
(b) Met Investors Neuberger Berman Real Estate Portfolio B      5.12%        1.00% to 2.35%      28.69% to 27.55%
(b) Met Investors Turner Mid-Cap Growth Portfolio B             0.00%        0.85% to 2.35%      11.57% to 10.47%
(b) Met Investors Goldman Sachs Mid-Cap Value Portfolio B       1.57%        0.85% to 2.35%      20.17% to 18.98%
(c) Met Investors Defensive Strategy Fund of Fund B             8.88%        1.30% to 2.35%       1.71% to 1.59%
(c) Met Investors Moderate Strategy Fund of Fund B              6.77%        1.30% to 2.35%       2.20% to 2.08%
(c) Met Investors Balance Strategy Fund of Fund B               5.05%        1.30% to 2.35%       2.91% to 2.79%
(c) Met Investors Growth Strategy Fund of Fund B                3.18%        1.30% to 2.35%       3.56% to 3.45%
(c) Met Investors Aggressive Strategy Fund of Fund B            1.17%        1.30% to 2.35%       3.79% to 3.67%
Russell Multistyle Equity Fund                                  0.76%            1.40%                8.28%
Russell Aggressive Equity Fund                                  0.16%            1.40%                13.13%
Russell Non-US Fund                                             1.87%            1.40%                16.65%
Russell Core Bond Fund                                          3.49%            1.40%                3.21%
Russell Real Estate Securities Fund                             2.57%            1.40%                33.01%
AIM Premier Equity Fund                                         0.03%        1.40% to 1.80%       4.30% to 3.88%
AIM Capital Appreciation Fund                                   0.00%        0.85% to 1.80%       5.72% to 4.72%
AIM Capital Appreciation Fund B                                 0.00%        1.30% to 1.90%       7.14% to 4.83%
AIM International Growth Fund                                   0.63%        0.85% to 1.80%      22.95% to 21.79%
AIM International Growth Fund B                                 0.62%        1.30% to 1.90%      18.13% to 17.66%
Alliance Real Estate Investment Portfolio                       2.33%            1.40%                33.74%
Alliance Real Estate Investment Portfolio B                     2.28%        1.30% to 1.90%      37.21% to 36.66%
Scudder II Small Cap Growth Portfolio                           0.00%        1.40% to 1.80%       9.48% to 9.04%
Scudder II Dreman Small Cap Value Portfolio                     0.93%        1.40% to 1.80%      24.27% to 23.77%
Scudder II Government Securities Portfolio                      3.82%        1.40% to 1.80%       2.31% to 1.90%
MFS High Income Series                                          4.85%            1.40%                7.63%
MFS High Income Series B                                        4.54%        1.30% to 1.90%       7.50% to 7.07%
MFS Investors Trust Series                                      0.66%            1.40%                9.80%
MFS Investors Trust Series B                                    0.47%        1.40% to 1.80%       9.58% to 9.14%
MFS New Discovery Series                                        0.00%            1.40%                5.03%
MFS New Discovery Series B                                      0.00%        1.30% to 1.90%       5.37% to 4.95%
MetLife Davis Venture Value Fund A                              0.56%            1.40%                10.80%


(b) For the period from May 3, 2004 to December 31, 2004.

(c) For the period from November 22, 2004 to December 31, 2004.

/1/ Unit fair value amounts are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts. Some individual unit fair values are not within the ranges presented.

/2/ These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

/3/ These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

/5/ Total return ratios related to the .75%, 1.30%, and 1.35% expense ratios are for the period from May 3, 2004 to December 31, 2004 unless otherwise noted.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                              As of December 31, 2004
                                                     -----------------------------------------
                                                                Unit Fair Value/1/  Net Assets
                                                       Units    (lowest to highest)   (000)
                                                     ---------- ------------------- ----------
MetLife Davis Venture Value Fund E                   22,734,313  $33.15 to $11.73    $271,120
MetLife Harris Oakmark Focused Value Fund B           6,638,629   15.14 to 14.88       99,304
MetLife Jennison Growth Portfolio B                   7,626,777   10.50 to 10.31       79,366
MetLife MFS Investors Trust Series B                  3,908,131    8.46 to 8.29        42,439
MetLife MFS Total Return Series A                       110,572       42.15             4,661
MetLife MFS Total Return Series B                     2,537,317   44.85 to 36.59       36,175
MetLife Capital Guardian U.S. Equity Series A         9,031,691   11.62 to 11.45      103,466
MetLife Capital Guardian U.S. Equity Series B         5,560,691   11.59 to 11.24       63,549
MetLife Met/Putnam Voyager Portfolio A                   75,528        4.51               341
MetLife Met/Putnam Voyager Portfolio B                  742,134    4.55 to 4.31         5,373
MetLife Putnam International Stock Class A               49,871        8.82               440
MetLife Putnam International Stock Class B              880,144   14.76 to 12.61       12,912
MetLife SSR Money Market Portfolio                    2,068,250   10.01 to 9.91        20,503
MetLife Stock Index Portfolio B                       3,058,217   11.39 to 11.19       34,453
(b) MetLife SSR Bond Income Class A                     208,616       47.26             9,860
(b) MetLife SSR Bond Income Class B                      44,502   45.83 to 40.31        1,979
(b) MetLife SSR Aurora Class B                          276,925   18.66 to 17.72        5,002
(b) MetLife Franklin Templeton Small Cap Portfolio B    173,767    9.79 to 9.58         1,692
(b) MetLife Salomon Brothers Strategic Bond Class A      69,596       20.23             1,408
(b) MetLife Salomon Brothers Strategic Bond Class B     265,613   21.13 to 18.80        5,212
(b) MetLife T Rowe Price Small Cap Class A              366,962   13.96 to 13.38        4,912
(b) MetLife T Rowe Price Small Cap Class B              545,205   13.89 to 12.69        7,174
(b) MetLife T Rowe Price Large Cap Class A            1,366,117   12.66 to 12.24       16,722
(b) MetLife T Rowe Price Large Cap Class B            2,396,951   12.59 to 11.73       28,961
Oppenheimer Capital Appreciation Fund                   535,465       14.23             7,620
Putnam Growth & Income Fund                           1,588,036       12.45            19,779
Putnam Growth & Income Fund B                           254,847   54.11 to 44.54        3,526
Putnam Vista Fund                                       489,421       11.70             5,726
Putnam Vista Fund B                                      76,783   14.13 to 13.47          890
Putnam International Growth Fund                      1,289,771       15.38            19,842
Putnam International Equity B                         2,458,899   15.25 to 15.02       37,340
Putnam Equity Income B                                  869,958   13.40 to 13.15       11,601

                                                              For the Year Ended December 31, 2004
                                                     -------------------------------------------------------
                                                       Investment     Expense Ratio/3/     Total Return/4/
                                                     Income Ratio/2/ (lowest to highest) (lowest/5/ to highest)
                                                     --------------  ------------------- --------------------
MetLife Davis Venture Value Fund E                        0.45%        0.75% to 2.35%      8.13% to 9.53%
MetLife Harris Oakmark Focused Value Fund B               0.00%        1.30% to 2.35%      8.23% to 7.10%
MetLife Jennison Growth Portfolio B                       0.01%        1.30% to 2.35%      7.53% to 6.40%
MetLife MFS Investors Trust Series B                      0.39%        0.75% to 1.90%      5.88% to 10.49%
MetLife MFS Total Return Series A                         2.97%            1.40%                9.70%
MetLife MFS Total Return Series B                         2.49%        0.75% to 1.90%      9.20% to 8.37%
MetLife Capital Guardian U.S. Equity Series A             0.23%        0.85% to 1.40%      8.37% to 7.77%
MetLife Capital Guardian U.S. Equity Series B             1.04%        0.75% to 1.90%      7.78% to 6.96%
MetLife Met/Putnam Voyager Portfolio A                    0.11%            1.40%                3.52%
MetLife Met/Putnam Voyager Portfolio B                    0.00%        0.75% to 1.90%      4.85% to 4.05%
MetLife Putnam International Stock Class A                1.14%            1.40%               16.55%
MetLife Putnam International Stock Class B                1.34%        0.75% to 1.90%     16.15% to 13.86%
MetLife SSR Money Market Portfolio                        0.99%        0.85% to 1.40%     0.13%  to (0.42%)
MetLife Stock Index Portfolio B                           0.77%        1.30% to 2.35%      8.85% to 7.71%
(b) MetLife SSR Bond Income Class A                       0.00%            1.40%                2.98%
(b) MetLife SSR Bond Income Class B                       0.00%        1.30% to 1.90%      2.82% to 2.21%
(b) MetLife SSR Aurora Class B                            0.00%        0.75% to 1.90%     13.66% to 12.13%
(b) MetLife Franklin Templeton Small Cap Portfolio B      0.00%        1.30% to 1.90%     10.79% to 10.35%
(b) MetLife Salomon Brothers Strategic Bond Class A       0.00%            1.40%                5.13%
(b) MetLife Salomon Brothers Strategic Bond Class B       0.00%        0.75% to 1.90%      5.67% to 5.66%
(b) MetLife T Rowe Price Small Cap Class A                0.00%        0.85% to 1.40%      10.14% to 9.54%
(b) MetLife T Rowe Price Small Cap Class B                0.00%        0.75% to 1.90%      9.97% to 6.26%
(b) MetLife T Rowe Price Large Cap Class A                0.00%        0.85% to 1.40%      8.99% to 8.40%
(b) MetLife T Rowe Price Large Cap Class B                0.00%        0.75% to 1.90%      8.99% to 8.00%
Oppenheimer Capital Appreciation Fund                     0.33%            1.40%                5.45%
Putnam Growth & Income Fund                               1.86%            1.40%                9.81%
Putnam Growth & Income Fund B                             1.49%        0.75% to 1.90%      9.02% to 8.19%
Putnam Vista Fund                                         0.00%            1.40%               17.25%
Putnam Vista Fund B                                       0.00%        1.30% to 1.90%     14.00% to 13.55%
Putnam International Growth Fund                          1.79%            1.40%               14.86%
Putnam International Equity B                             1.69%        1.40% to 1.80%     14.58% to 14.12%
Putnam Equity Income B                                    0.07%        0.75% to 1.90%      10.75% to 9.91%


(b) For the period from May 3, 2004 to December 31, 2004.

/1/ Unit fair value amounts are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts. Some individual unit fair values are not within the ranges presented.

/2/ These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

/3/ These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

/5 /Total return ratios related to the .75%, 1.30%, and 1.35% expense ratios are for the period from May 3, 2004 to December 31, 2004 unless otherwise noted.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                       As of December 31, 2004
                                               ----------------------------------------
                                                         Unit Fair Value/1/  Net Assets
                                                 Units   (lowest to highest)   (000)
                                               --------- ------------------- ----------
Templeton Growth Securities Fund                 196,015  $12.52 to $15.68    $ 3,058
Templeton Growth Securities Fund B               130,645   15.83 to 15.28       2,032
Templeton Foreign Securities Fund              1,377,712   10.44 to 11.01      15,157
Templeton Foreign Securities Fund B            3,503,286   28.26 to 24.42      40,437
Templeton Developing Markets Securities Fund     663,058       12.86            8,530
Templeton Developing Markets Securities Fund B 2,801,967    8.56 to 8.12       34,333
Fidelity Growth Portfolio                        188,866       11.63            2,196
Fidelity Growth Portfolio B                    3,922,798   53.20 to 47.68      50,560
Fidelity Contrafund Portfolio                    208,701       15.55            3,245
Fidelity Growth Opportunities Portfolio           52,541        8.69              457
Fidelity Growth & Income Portfolio               164,353       11.76            1,933
Fidelity Equity-Income Portfolio                 135,230       12.92            1,748
Fidelity Equity-Income Portfolio B               568,594   53.35 to 47.82       7,371
Fidelity High Income Portfolio B                  67,258   17.89 to 15.93         853
Dreyfus Stock Index Fund                          98,455        8.45              832
Dreyfus Stock Index Fund B                       318,000    8.36 to 8.24        2,645
PIMCO High Yield Portfolio                       332,838   12.95 to 12.44       4,216
PIMCO Low Duration Portfolio                     966,209   12.24 to 11.82      11,693
PIMCO StocksPLUS Growth & Income Portfolio       176,526   13.15 to 12.61       1,586
PIMCO Total Return Portfolio                   2,624,882   13.24 to 13.04      34,641

                                                        For the Year Ended December 31, 2004
                                               -------------------------------------------------------
                                                 Investment     Expense Ratio/3/     Total Return/4/
                                               Income Ratio/2/ (lowest to highest) (lowest/5/ to highest)
                                               --------------  ------------------- --------------------
Templeton Growth Securities Fund                    1.27%        0.85% to 1.40%      15.26% to 14.63%
Templeton Growth Securities Fund B                  1.19%        0.85% to 1.80%      15.04% to 13.95%
Templeton Foreign Securities Fund                   1.12%        0.85% to 1.40%      17.86% to 17.22%
Templeton Foreign Securities Fund B                 1.03%        0.75% to 1.90%      16.88% to 14.79%
Templeton Developing Markets Securities Fund        1.88%            1.40%                23.09%
Templeton Developing Markets Securities Fund B      1.77%        1.30% to 1.90%      22.95% to 22.46%
Fidelity Growth Portfolio                           0.27%            1.40%                1.94%
Fidelity Growth Portfolio B                         0.07%        1.30% to 1.90%       3.97% to 3.56%
Fidelity Contrafund Portfolio                       0.35%            1.40%                13.87%
Fidelity Growth Opportunities Portfolio             0.58%            1.40%                5.70%
Fidelity Growth & Income Portfolio                  0.94%            1.40%                4.32%
Fidelity Equity-Income Portfolio                    1.61%            1.40%                9.98%
Fidelity Equity-Income Portfolio B                  1.29%        1.30% to 1.90%       9.20% to 8.76%
Fidelity High Income Portfolio B                    7.94%        1.30% to 1.90%       7.72% to 7.33%
Dreyfus Stock Index Fund                            1.75%            1.40%                9.10%
Dreyfus Stock Index Fund B                          1.39%        1.40% to 1.80%       8.81% to 8.38%
PIMCO High Yield Portfolio                          6.55%        1.30% to 1.90%       8.48% to 8.05%
PIMCO Low Duration Portfolio                        1.40%        1.30% to 1.90%       0.64% to 0.24%
PIMCO StocksPLUS Growth & Income Portfolio          1.76%        1.30% to 1.90%       9.18% to 8.75%
PIMCO Total Return Portfolio                        2.42%        1.40% to 1.80%       3.39% to 2.97%

/1/ Unit fair value amounts are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts. Some individual unit fair values are not within the ranges presented.

/2/ These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

/3/ These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

/5 /Total return ratios related to the .75%, 1.30%, and 1.35% expense ratios are for the period from May 3, 2004 to December 31, 2004 unless otherwise noted.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


MetLife Investors Variable Annuity Account One (the Separate Account) sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table displays the financial information for each sub-account offered by the various products in the Separate Account in ranges of lowest to highest values.

                                                                      As of December 31, 2003
                                                             -----------------------------------------
                                                                        Unit Fair Value/1/  Net Assets
                                                               Units    (lowest to highest)   (000)
                                                             ---------- ------------------- ----------
Met Investors Lord Abbett Growth & Income Portfolio          18,771,448  $12.36 to $43.37    $800,649
Met Investors Lord Abbett Growth & Income Portfolio B         9,363,008   43.71 to 42.81      402,273
Met Investors Lord Abbett Bond Debenture Portfolio            8,396,380   11.88 to 16.21      135,472
Met Investors Lord Abbett Bond Debenture Portfolio B         11,742,378   16.34 to 16.00      188,209
Met Investors Lord Abbett Growth Opportunity Portfolio        2,871,788    9.01 to 8.87        25,492
Met Investors Lord Abbett Growth Opportunity Portfolio B      2,907,821    8.93 to 8.70        25,660
Met Investors Lord Abbett Mid-Cap Value Portfolio             4,355,601   18.81 to 19.45       84,661
Met Investors Lord Abbett Mid-Cap Value Portfolio B           4,728,174   19.60 to 19.11       91,444
(f) Met Investors Lord Abbett America's Value Portfolio B       448,416   12.04 to 11.96        5,385
Met Investors JP Morgan Quality Bond Portfolio                5,101,736   13.01 to 14.78       75,368
Met Investors JP Morgan Quality Bond Portfolio B              3,511,672   14.90 to 14.52       51,492
Met Investors JP Morgan Select Equity Portfolio               7,321,298    9.03 to 15.21      110,888
Met Investors JP Morgan Select Equity Portfolio B               590,907   15.32 to 14.94        8,933
Met Investors JP Morgan Small Cap Stock Portfolio             3,125,344    6.56 to 14.12       43,896
Met Investors Met/Putnam Capital Opportunities Portfolio B      182,817   14.22 to 13.87        2,564
Met Investors Met/Putnam Research Portfolio B                 2,466,985    7.73 to 7.67        18,890
Met Investors Oppenheimer Capital Appreciation Portfolio B   15,380,749    7.97 to 7.91       121,536
(f) Met Investors PIMCO Inflation Protected Bond Portfolio B  7,706,190   10.44 to 10.37       80,239
Met Investors PIMCO Money Market Portfolio B                  3,952,789   10.17 to 9.96        39,337
Met Investors Janus Aggressive Growth Portfolio B             8,421,303    6.72 to 6.67        56,085
Met Investors PIMCO Total Return Bond Portfolio B            16,389,544   11.69 to 11.61      190,243
Met Investors PIMCO Innovation Portfolio B                    1,767,899    4.60 to 4.57         8,066
Met Investors T Rowe Price Mid Cap Growth Portfolio B        11,428,214    6.18 to 6.09        69,509
(g) Met Investors MFS Research International Portfolio        3,732,644   13.33 to 13.28       49,571
Met Investors MFS Research International Portfolio B          3,903,399    9.58 to 9.43        36,781
Met Investors AIM Small Cap Growth Portfolio B                3,833,712   11.61 to 11.53       44,193
Met Investors AIM Mid Cap Core Equity Portfolio B             3,736,086   12.03 to 11.95       44,639

                                                                      For the Year Ended December 31, 2003
                                                             ------------------------------------------------------
                                                               Investment     Expense Ratio/3/     Total Return/4/
                                                             Income Ratio/2/ (lowest to highest) (lowest to highest)
                                                             --------------  ------------------- -------------------
Met Investors Lord Abbett Growth & Income Portfolio               1.07%        0.85% to 1.40%     29.95% to 29.24%
Met Investors Lord Abbett Growth & Income Portfolio B             0.82%        0.85% to 2.35%     29.63% to 23.90%
Met Investors Lord Abbett Bond Debenture Portfolio                1.66%        0.85% to 1.40%     18.51% to 17.86%
Met Investors Lord Abbett Bond Debenture Portfolio B              2.45%        0.85% to 2.35%     18.15% to 8.88%
Met Investors Lord Abbett Growth Opportunity Portfolio            0.00%        0.85% to 1.40%     35.28% to 34.54%
Met Investors Lord Abbett Growth Opportunity Portfolio B          0.00%        0.85% to 1.80%     34.56% to 33.29%
Met Investors Lord Abbett Mid-Cap Value Portfolio                 0.70%        0.85% to 1.40%     25.09% to 24.41%
Met Investors Lord Abbett Mid-Cap Value Portfolio B               0.70%        0.85% to 1.80%     24.81% to 23.63%
(f) Met Investors Lord Abbett America's Value Portfolio B         4.96%        0.85% to 1.80%     20.37% to 19.61%
Met Investors JP Morgan Quality Bond Portfolio                    3.66%        0.85% to 1.40%      3.11% to 2.55%
Met Investors JP Morgan Quality Bond Portfolio B                  4.98%        0.85% to 1.80%      2.88% to 1.91%
Met Investors JP Morgan Select Equity Portfolio                   0.59%        0.85% to 1.40%     32.37% to 31.64%
Met Investors JP Morgan Select Equity Portfolio B                 0.45%        0.85% to 1.80%     32.07% to 30.83%
Met Investors JP Morgan Small Cap Stock Portfolio                 0.00%        0.85% to 1.40%     27.64% to 26.94%
Met Investors Met/Putnam Capital Opportunities Portfolio B        0.00%        0.85% to 1.80%     27.19% to 25.99%
Met Investors Met/Putnam Research Portfolio B                     0.00%        1.30% to 2.35%     20.26% to 19.42%
Met Investors Oppenheimer Capital Appreciation Portfolio B        0.00%        1.30% to 2.35%     21.75% to 20.90%
(f) Met Investors PIMCO Inflation Protected Bond Portfolio B      0.69%        1.30% to 2.35%      4.43% to 3.70%
Met Investors PIMCO Money Market Portfolio B                      0.43%        0.85% to 2.35%    (0.42%) to (1.33%)
Met Investors Janus Aggressive Growth Portfolio B                 0.00%        1.30% to 2.35%     22.00% to 21.15%
Met Investors PIMCO Total Return Bond Portfolio B                 1.52%        1.30% to 2.35%     0.64% to (0.06%)
Met Investors PIMCO Innovation Portfolio B                        0.00%        1.30% to 2.35%     39.26% to 38.29%
Met Investors T Rowe Price Mid Cap Growth Portfolio B             0.00%        0.85% to 2.35%     35.48% to 27.90%
(g) Met Investors MFS Research International Portfolio            0.48%        0.85% to 1.40%     33.30% to 32.80%
Met Investors MFS Research International Portfolio B              0.91%        0.85% to 2.35%     30.93% to 28.59%
Met Investors AIM Small Cap Growth Portfolio B                    0.00%        1.30% to 2.35%     33.33% to 32.40%
Met Investors AIM Mid Cap Core Equity Portfolio B                 1.56%        1.30% to 2.35%     23.70% to 22.83%

(f) For the period from May 1, 2003 to December 31, 2003.

(g) For the period from April 25, 2003 to December 31, 2003.

/1/ Unit fair value amounts are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts. Some individual unit fair values are not within the ranges presented.

/2/ These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

/3/ These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                               As of December 31, 2003
                                                       ----------------------------------------
                                                                 Unit Fair Value/1/  Net Assets
                                                         Units   (lowest to highest)   (000)
                                                       --------- ------------------- ----------
Met Investors Harris Oakmark International Portfolio B 6,077,658  $11.76 to $11.68    $70,998
Met Investors Third Avenue Small Cap Value Portfolio B 6,229,319   11.49 to 11.41      71,163
Russell Multi-Style Equity Fund                        4,207,248       10.33           43,469
Russell Aggressive Equity Fund                           855,054       11.26            9,630
Russell Non-US Fund                                    1,617,799       10.88           17,607
Russell Core Bond Fund                                 2,133,352       13.40           28,580
Russell Real Estate Securities Fund                      197,639       17.34            3,428
AIM Premier Equity Fund                                5,245,692    6.17 to 10.20      52,603
AIM Premier Equity Fund B                                139,052    6.14 to 10.15       1,310
AIM Capital Appreciation Fund                          3,257,668    5.74 to 10.54      33,285
AIM Capital Appreciation Fund B                           83,665   10.61 to 10.50         886
AIM International Growth Fund                            543,337    6.39 to 10.00       5,386
AIM International Growth Fund B                           26,476   10.06 to 9.95          266
Alliance Premier Growth Portfolio                      3,417,300       10.67           36,450
Alliance Premier Growth Portfolio B                    7,263,147   10.59 to 10.48      76,722
Alliance Bernstein Real Estate Investment Portfolio      936,692       14.18           13,280
Alliance Bernstein Real Estate Investment Portfolio B  2,455,396   14.10 to 13.95      34,523
Alliance Bernstein Small Cap Portfolio B                 151,142   14.23 to 14.08       2,147
Alliance Bernstein Value Portfolio B                     107,576   10.85 to 10.73       1,164
Liberty Newport Tiger Fund, Variable Series               54,143   12.04 to 11.91         652
Goldman Sachs Growth & Income Fund                       485,499    9.28 to 9.18        4,506
Goldman Sachs International Equity Fund                  194,909   10.48 to 10.37       2,042
Scudder II Dreman High Return Equity Portfolio            18,967       12.47              237
Scudder II Small Cap Growth Portfolio                    256,266    8.24 to 8.15        2,111
Scudder II Dreman Small Cap Value Portfolio              425,796   12.95 to 12.81       5,514
Scudder II Government Securities Portfolio               228,371   13.15 to 13.01       3,000
MFS Bond Series                                           74,664       13.62            1,017
MFS Research Series                                    1,049,818        9.93           10,422
MFS Research Series B                                    143,411    9.87 to 9.76        1,410
MFS Emerging Growth Series                             1,168,700       10.06           11,753
MFS Emerging Growth Series B                             102,277   10.00 to 9.89        1,019
MFS High Income Series                                   863,525       11.26            9,724

                                                                For the Year Ended December 31, 2003
                                                       ------------------------------------------------------
                                                         Investment     Expense Ratio/3/     Total Return/4/
                                                       Income Ratio/2/ (lowest to highest) (lowest to highest)
                                                       --------------  ------------------- -------------------
Met Investors Harris Oakmark International Portfolio B      1.78%        1.30% to 2.35%     34.41% to 33.47%
Met Investors Third Avenue Small Cap Value Portfolio B      0.48%        1.30% to 2.35%     35.61% to 34.67%
Russell Multi-Style Equity Fund                             0.75%            1.40%               27.07%
Russell Aggressive Equity Fund                              0.10%            1.40%               43.58%
Russell Non-US Fund                                         2.61%            1.40%               36.86%
Russell Core Bond Fund                                      3.43%            1.40%               4.68%
Russell Real Estate Securities Fund                         5.25%            1.40%               35.30%
AIM Premier Equity Fund                                     0.30%        0.85% to 1.80%     24.02% to 24.02%
AIM Premier Equity Fund B                                   0.29%        0.85% to 1.80%     23.77% to 23.77%
AIM Capital Appreciation Fund                               0.00%        0.85% to 1.80%     28.42% to 28.42%
AIM Capital Appreciation Fund B                             0.00%        1.40% to 1.80%     27.39% to 27.39%
AIM International Growth Fund                               0.52%        0.85% to 1.80%     27.97% to 27.97%
AIM International Growth Fund B                             0.59%        1.40% to 1.80%     26.81% to 26.81%
Alliance Premier Growth Portfolio                           0.00%            1.40%               21.95%
Alliance Premier Growth Portfolio B                         0.00%        1.40% to 1.80%     21.65% to 21.17%
Alliance Bernstein Real Estate Investment Portfolio         2.65%            1.40%               37.36%
Alliance Bernstein Real Estate Investment Portfolio B       2.46%        1.40% to 1.80%     37.09% to 36.55%
Alliance Bernstein Small Cap Portfolio B                    0.56%        1.40% to 1.80%     38.94% to 38.38%
Alliance Bernstein Value Portfolio B                        0.77%        1.40% to 1.80%     26.68% to 26.17%
Liberty Newport Tiger Fund, Variable Series                 2.38%        1.40% to 1.80%     42.78% to 42.21%
Goldman Sachs Growth & Income Fund                          1.25%        1.40% to 1.80%     22.63% to 22.14%
Goldman Sachs International Equity Fund                     4.02%        1.40% to 1.80%     33.61% to 33.08%
Scudder II Dreman High Return Equity Portfolio              1.70%            1.40%               30.09%
Scudder II Small Cap Growth Portfolio                       0.00%        1.40% to 1.80%     31.10% to 30.57%
Scudder II Dreman Small Cap Value Portfolio                 1.16%        1.40% to 1.80%     40.06% to 39.50%
Scudder II Government Securities Portfolio                  3.00%        1.40% to 1.80%      0.84% to 0.43%
MFS Bond Series                                             6.57%            1.40%               7.82%
MFS Research Series                                         0.67%            1.40%               22.97%
MFS Research Series B                                       0.41%        1.40% to 1.80%     22.64% to 22.15%
MFS Emerging Growth Series                                  0.00%            1.40%               28.42%
MFS Emerging Growth Series B                                0.00%        1.40% to 1.80%     28.13% to 27.62%
MFS High Income Series                                      4.03%            1.40%               16.32%



/1/ Unit fair value amounts are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts. Some individual unit fair values are not within the ranges presented.

/2/ These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

/3/ These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                           As of December 31, 2003
                                                  -----------------------------------------
                                                             Unit Fair Value/1/  Net Assets
                                                    Units    (lowest to highest)   (000)
                                                  ---------- ------------------- ----------
MFS High Income Series B                           3,231,922  $11.17 to $11.05    $ 36,025
MFS Strategic Income Series                          136,455       12.75             1,740
MFS Strategic Income Series B                        454,865   12.67 to 12.53        5,752
MFS Investors Trust Series                         2,198,563        9.73            21,381
MFS Investors Trust Series B                       1,879,424    9.66 to 9.56        18,094
MFS New Discovery Series                           1,036,706        7.16             7,422
MFS New Discovery Series B                         5,468,948    7.12 to 7.04        38,808
(f)MetLife Davis Venture Value Fund A                 62,347       28.43             1,773
MetLife Davis Venture Value Fund E                15,387,994   10.87 to 10.71      164,778
MetLife Harris Oakmark Focused Value Fund B        7,973,293   13.99 to 13.89      110,604
MetLife Jennison Growth Portfolio B                6,208,252    9.76 to 9.69        60,266
MetLife MFS Investors Trust Series B               4,446,377   10.02 to 9.86        44,104
(f) MetLife MFS Total Return Series A                 64,286       38.42             2,470
MetLife MFS Total Return Series B                  1,580,751   10.60 to 10.43       16,645
(f) MetLife Capital Guardian U.S. Equity Series A    239,843   10.73 to 10.63        2,550
MetLife Capital Guardian U.S. Equity Series B      2,554,779   10.69 to 10.52       27,086
MetLife Met/Putnam Voyager Portfolio A                86,409        4.36               377
(f) MetLife Met/Putnam Voyager Portfolio B           126,300   11.78 to 11.70        1,484
MetLife Putnam International Stock A                  34,170        7.57               259
(f) MetLife Putnam International Stock B           1,039,796   12.67 to 12.59       13,121
(f) MetLife MFS Research B                            10,807   11.83 to 11.80          128
(g) MetLife SSR Money Market Portfolio             2,219,930    9.99 to 9.96        22,100
MetLife Stock Index Portfolio B                    2,324,078   10.46 to 10.39       24,134
Oppenheimer Capital Appreciation Fund                685,140       13.50             9,247
Oppenheimer Main Street Growth & Income Fund         955,112        9.88             9,438
Oppenheimer High Income Fund                         275,782       11.42             3,151
Oppenheimer Bond Fund                                942,696       12.88            12,144
Oppenheimer Strategic Bond Fund                      260,052       13.29             3,454
Putnam Growth & Income Fund                        1,966,880       11.34            22,308
Putnam Growth & Income Fund B                        232,335   11.30 to 11.14        2,613
Putnam New Value Fund                                122,841       13.98             1,717
Putnam New Value Fund B                               51,847   13.88 to 13.73          717

                                                           For the Year Ended December 31, 2003
                                                  ------------------------------------------------------
                                                    Investment     Expense Ratio/3/     Total Return/4/
                                                  Income Ratio/2/ (lowest to highest) (lowest to highest)
                                                  --------------  ------------------- -------------------
MFS High Income Series B                               3.55%        1.40% to 1.80%     16.06% to 15.60%
MFS Strategic Income Series                            5.36%            1.40%               8.85%
MFS Strategic Income Series B                          4.47%        1.40% to 1.80%      8.57% to 8.13%
MFS Investors Trust Series                             0.67%            1.40%               20.45%
MFS Investors Trust Series B                           0.47%        1.40% to 1.80%     20.14% to 19.66%
MFS New Discovery Series                               0.00%            1.40%               31.86%
MFS New Discovery Series B                             0.00%        1.40% to 1.80%     31.58% to 31.05%
(f)MetLife Davis Venture Value Fund A                  0.00%            1.40%               26.06%
MetLife Davis Venture Value Fund E                     0.24%        0.85% to 2.35%     29.63% to 25.13%
MetLife Harris Oakmark Focused Value Fund B            0.05%        1.30% to 2.35%     27.88% to 26.99%
MetLife Jennison Growth Portfolio B                    0.15%        1.30% to 2.35%     20.98% to 20.13%
MetLife MFS Investors Trust Series B                   0.21%        0.85% to 1.80%     20.50% to 19.36%
(f) MetLife MFS Total Return Series A                  0.00%            1.40%               12.83%
MetLife MFS Total Return Series B                      1.16%        0.85% to 1.80%     15.74% to 14.65%
(f) MetLife Capital Guardian U.S. Equity Series A      0.00%        0.85% to 1.40%     26.31% to 25.85%
MetLife Capital Guardian U.S. Equity Series B          0.42%        0.85% to 1.80%     36.28% to 35.00%
MetLife Met/Putnam Voyager Portfolio A                 0.00%            1.40%               24.16%
(f) MetLife Met/Putnam Voyager Portfolio B             0.00%        0.85% to 1.80%     17.75% to 17.01%
MetLife Putnam International Stock A                   0.68%            1.40%               26.26%
(f) MetLife Putnam International Stock B               0.00%        0.85% to 1.80%     26.69% to 25.89%
(f) MetLife MFS Research B                             0.00%        1.40% to 1.80%     18.29% to 17.97%
(g) MetLife SSR Money Market Portfolio                 0.83%        0.85% to 1.40%    (0.07%) to (0.45%)
MetLife Stock Index Portfolio B                        1.36%        1.30% to 2.35%     21.24% to 20.39%
Oppenheimer Capital Appreciation Fund                  0.36%            1.40%               29.13%
Oppenheimer Main Street Growth & Income Fund           0.98%            1.40%               24.96%
Oppenheimer High Income Fund                           7.03%            1.40%               22.24%
Oppenheimer Bond Fund                                  5.59%            1.40%               5.29%
Oppenheimer Strategic Bond Fund                        6.23%            1.40%               16.43%
Putnam Growth & Income Fund                            2.11%            1.40%               25.92%
Putnam Growth & Income Fund B                          1.47%        0.85% to 1.80%     23.55% to 25.11%
Putnam New Value Fund                                  1.60%            1.40%               31.02%
Putnam New Value Fund B                                1.44%        1.40% to 1.80%     30.64% to 30.12%


(f) For the period from May 1, 2003 to December 31, 2003.

(g) For the period from April 25, 2003 to December 31, 2003.

/1/ Unit fair value amounts are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts. Some individual unit fair values are not within the ranges presented.

/2/ These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

/3/ These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                              As of December 31, 2003
                                                      ----------------------------------------
                                                                Unit Fair Value/1/  Net Assets
                                                        Units   (lowest to highest)   (000)
                                                      --------- ------------------- ----------
Putnam Vista Fund                                       577,447       $9.98          $ 5,763
Putnam Vista Fund B                                      77,286    9.92 to 9.81          764
Putnam International Growth Fund                      1,670,509       13.39           22,374
Putnam International Equity B                         3,747,457   13.31 to 13.16      49,727
Putnam International New Opportunities Fund             189,171       10.96            2,073
Putnam International New Opportunities Fund B            28,689   10.88 to 10.76         311
(f) Putnam Equity Income B                              214,736   12.08 to 12.01       2,589
Templeton Global Income Securities Fund                  87,702   15.64 to 14.73       1,294
Templeton Global Income Securities Fund B                32,185   14.85 to 14.47         472
Templeton Franklin Small Cap Fund                       434,425    5.82 to 11.69       4,997
Templeton Franklin Small Cap Fund B                     504,047   11.78 to 11.48       5,848
Templeton Growth Securities Fund                        206,104   10.86 to 13.68       2,802
Templeton Growth Securities Fund B                      149,398   13.76 to 13.41       2,030
Templeton Foreign Securities Fund                     1,473,977    8.86 to 9.39       13,833
Templeton Foreign Securities Fund B                   1,424,848    9.47 to 9.24       13,302
Templeton Developing Markets Securities Fund            768,313       10.45            8,030
Templeton Developing Markets Securities Fund B        2,245,737   10.36 to 10.25      23,210
Templeton Mutual Shares Securities Fund                 810,909       13.22           10,724
Templeton Mutual Shares Securities Fund B             1,874,994   13.25 to 12.99      24,551
Templeton Franklin Large Cap Growth Securities Fund     407,506    8.20 to 12.69       5,091
Templeton Franklin Large Cap Growth Securities Fund B   514,511   12.80 to 12.48       6,510
Fidelity Growth Portfolio                               216,529       11.40            2,469
Fidelity Growth Portfolio B                           1,074,596   11.33 to 11.21      12,140
Fidelity Contrafund Portfolio                           252,860       13.65            3,452
Fidelity Growth Opportunities Portfolio                  65,087        8.22              535
Fidelity Growth & Income Portfolio                      195,123       11.27            2,200
Fidelity Equity-Income Portfolio                        162,472       11.75            1,909
Fidelity Equity-Income Portfolio B                      434,304   11.67 to 11.55       5,049
Fidelity High Income Portfolio B                         72,582   11.49 to 11.37         832
American Century Income & Growth Fund                 9,076,545    8.34 to 8.25       75,518
American Century International Fund                      97,659    6.93 to 6.85          676
American Century Value Fund                           1,165,849   13.62 to 13.47      15,832

                                                               For the Year Ended December 31, 2003
                                                      ------------------------------------------------------
                                                        Investment     Expense Ratio/3/     Total Return/4/
                                                      Income Ratio/2/ (lowest to highest) (lowest to highest)
                                                      --------------  ------------------- -------------------
Putnam Vista Fund                                          0.00%            1.40%               31.57%
Putnam Vista Fund B                                        0.00%        1.40% to 1.80%     31.32% to 30.79%
Putnam International Growth Fund                           1.11%            1.40%               27.10%
Putnam International Equity B                              0.80%        1.40% to 1.80%     26.74% to 26.24%
Putnam International New Opportunities Fund                0.60%            1.40%               31.74%
Putnam International New Opportunities Fund B              0.34%        1.40% to 1.80%     31.36% to 30.83%
(f) Putnam Equity Income B                                 0.55%        0.85% to 1.80%     20.82% to 20.05%
Templeton Global Income Securities Fund                    7.50%        0.85% to 1.40%     21.68% to 21.01%
Templeton Global Income Securities Fund B                  7.62%        0.85% to 1.80%     21.40% to 20.25%
Templeton Franklin Small Cap Fund                          0.00%        0.85% to 1.40%     36.44% to 35.70%
Templeton Franklin Small Cap Fund B                        0.00%        0.85% to 1.80%     36.08% to 34.80%
Templeton Growth Securities Fund                           1.67%        0.85% to 1.40%     31.50% to 30.78%
Templeton Growth Securities Fund B                         1.58%        0.85% to 1.80%     31.02% to 29.78%
Templeton Foreign Securities Fund                          1.89%        0.85% to 1.40%     31.43% to 30.71%
Templeton Foreign Securities Fund B                        1.54%        0.85% to 1.80%     31.09% to 29.86%
Templeton Developing Markets Securities Fund               1.35%            1.40%               51.60%
Templeton Developing Markets Securities Fund B             1.16%        1.40% to 1.80%     50.87% to 50.27%
Templeton Mutual Shares Securities Fund                    1.13%            1.40%               23.74%
Templeton Mutual Shares Securities Fund B                  1.02%        0.85% to 1.80%     24.09% to 22.92%
Templeton Franklin Large Cap Growth Securities Fund        0.75%        0.85% to 1.40%     26.06% to 25.37%
Templeton Franklin Large Cap Growth Securities Fund B      0.71%        0.85% to 1.80%     25.87% to 24.68%
Fidelity Growth Portfolio                                  0.29%            1.40%               31.00%
Fidelity Growth Portfolio B                                0.05%        1.40% to 1.80%     30.70% to 30.18%
Fidelity Contrafund Portfolio                              0.46%            1.40%               26.68%
Fidelity Growth Opportunities Portfolio                    0.83%            1.40%               28.07%
Fidelity Growth & Income Portfolio                         1.23%            1.40%               22.05%
Fidelity Equity-Income Portfolio                           1.81%            1.40%               28.52%
Fidelity Equity-Income Portfolio B                         1.29%        1.40% to 1.80%     28.22% to 27.71%
Fidelity High Income Portfolio B                           3.28%        1.40% to 1.80%     24.99% to 24.49%
American Century Income & Growth Fund                      1.25%        1.40% to 1.80%     27.56% to 27.05%
American Century International Fund                        0.69%        1.40% to 1.80%     22.78% to 22.29%
American Century Value Fund                                1.12%        1.40% to 1.80%     27.17% to 26.66%



(f) For the period from May 1, 2003 to December 31, 2003.

/1/ Unit fair value amounts are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts. Some individual unit fair values are not within the ranges presented.

/2/ These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

/3/ These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                   As of December 31, 2003
                                           ----------------------------------------
                                                     Unit Fair Value/1/  Net Assets
                                             Units   (lowest to highest)   (000)
                                           --------- ------------------- ----------
Dreyfus Stock Index Fund                     113,629       $7.75          $   880
Dreyfus Stock Index Fund B                   366,131    7.69 to 7.60        2,802
Dreyfus Disciplined Stock Portfolio           15,866        7.33              116
Dreyfus Disciplined Stock Portfolio B         40,455    7.29 to 7.21          294
Dreyfus Capital Appreciation Portfolio       576,959        8.69            5,014
Dreyfus Capital Appreciation Portfolio B   2,272,305    8.62 to 8.53       19,535
INVESCO Dynamics Fund                      4,482,774    6.57 to 6.50       29,396
INVESCO High Yield Fund                      388,682    8.88 to 8.78        3,442
PIMCO High Yield Portfolio                   406,399   11.76 to 11.63       4,769
PIMCO Low Duration Portfolio               1,080,533   12.09 to 11.96      13,038
PIMCO StocksPLUS Growth & Income Portfolio   150,319    8.20 to 8.11        1,229
PIMCO Total Return Portfolio               2,785,578   12.81 to 12.67      35,590
Scudder I International Portfolio            394,176        6.21            2,446
Scudder I International Portfolio B        1,525,929    6.19 to 6.12        9,409
First American Equity Income Class B       1,289,863       13.40           17,287

                                                    For the Year Ended December 31, 2003
                                           ------------------------------------------------------
                                             Investment     Expense Ratio/3/     Total Return/4/
                                           Income Ratio/2/ (lowest to highest) (lowest to highest)
                                           --------------  ------------------- -------------------
Dreyfus Stock Index Fund                        1.48%            1.40%               26.58%
Dreyfus Stock Index Fund B                      1.20%        1.40% to 1.80%     26.28% to 25.77%
Dreyfus Disciplined Stock Portfolio             0.82%            1.40%               21.81%
Dreyfus Disciplined Stock Portfolio B           0.65%        1.40% to 1.80%     21.60% to 21.11%
Dreyfus Capital Appreciation Portfolio          1.35%            1.40%               19.49%
Dreyfus Capital Appreciation Portfolio B        1.23%        1.40% to 1.80%     19.15% to 18.67%
INVESCO Dynamics Fund                           0.00%        1.40% to 1.80%     35.91% to 35.37%
INVESCO High Yield Fund                         5.91%        1.40% to 1.80%     23.30% to 22.81%
PIMCO High Yield Portfolio                      7.11%        1.40% to 1.80%     21.23% to 20.74%
PIMCO Low Duration Portfolio                    1.84%        1.40% to 1.80%      0.93% to 0.52%
PIMCO StocksPLUS Growth & Income Portfolio      2.20%        1.40% to 1.80%     28.57% to 28.06%
PIMCO Total Return Portfolio                    2.86%        1.40% to 1.80%      3.60% to 3.18%
Scudder I International Portfolio               0.78%            1.40%               25.98%
Scudder I International Portfolio B             0.56%        1.40% to 1.80%     25.75% to 25.24%
First American Equity Income Class B            1.93%            1.40%               25.28%

/1/ Unit fair value amounts are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts. Some individual unit fair values are not within the ranges presented.

/2/ These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

/3/ These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


MetLife Investors Variable Annuity Account One (the Separate Account) sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table displays the financial information for each sub-account offered by the various products in the Separate Account in ranges of lowest to highest values.

                                                                    As of December 31, 2002
                                                           -----------------------------------------
                                                                      Unit Fair Value/1/  Net Assets
                                                             Units    (lowest to highest)   (000)
                                                           ---------- ------------------- ----------
Met Investors Lord Abbett Growth & Income Portfolio        17,897,751   $9.51 to $33.56    $590,260
Met Investors Lord Abbett Growth & Income Portfolio B       4,898,490   33.02 to 33.72      163,632
Met Investors Lord Abbett Bond Debenture Portfolio          9,227,722   10.03 to 13.76      126,317
Met Investors Lord Abbett Bond Debenture Portfolio B        4,399,370   13.54 to 13.83       60,215
Met Investors Lord Abbett Developing Growth Portfolio       2,519,957    4.97 to 7.44        18,528
Met Investors Lord Abbett Developing Growth Portfolio B       574,459    7.36 to 7.48         4,264
Met Investors Lord Abbett Growth Opportunity Portfolio        255,061    6.60 to 6.66         1,682
Met Investors Lord Abbett Growth Opportunity Portfolio B    1,958,110    6.53 to 6.63        12,895
Met Investors Lord Abbett Mid-Cap Value Portfolio           4,412,314   15.03 to 15.63       68,903
Met Investors Lord Abbett Mid-Cap Value Portfolio B         3,054,810   15.46 to 15.71       47,589
Met Investors JP Morgan Enhanced Index Portfolio            7,887,616    6.15 to 12.71       99,052
Met Investors JP Morgan Enhanced Index Portfolio B            324,968   12.57 to 12.77        4,113
Met Investors JP Morgan International Equity Portfolio      5,302,229    5.30 to 8.69        45,832
Met Investors JP Morgan International Equity Portfolio B      173,545    8.59 to 8.73         1,503
Met Investors JP Morgan Quality Bond Portfolio              6,122,575   12.62 to 14.41       88,109
Met Investors JP Morgan Quality Bond Portfolio B            1,951,438   14.25 to 14.48       27,984
Met Investors JP Morgan Select Equity Portfolio             8,572,763    6.82 to 11.55       98,571
Met Investors JP Morgan Select Equity Portfolio B             545,142   11.42 to 11.60        6,271
Met Investors JP Morgan Small Cap Stock Portfolio           3,759,884    5.14 to 11.12       41,594
Met Investors Met/Putnam Capital Opportunities Portfolio B    159,241   11.01 to 11.18        1,766
Met Investors Met/Putnam Research Portfolio B                 973,578    6.22 to 6.30         6,095
Met Investors Oppenheimer Capital Appreciation Portfolio B  3,485,515    6.21 to 6.28        21,773
Met Investors PIMCO Money Market Portfolio B                2,772,993   10.00 to 10.21       27,938
Met Investors Janus Aggressive Growth Portfolio B           1,738,230    5.14 to 5.20         8,986
Met Investors PIMCO Total Return Bond Portfolio B           6,145,156   11.22 to 11.36       69,461
Met Investors PIMCO Innovation Portfolio B                    610,838    2.92 to 2.96         1,797

                                                                    For the Year ended December 31, 2002
                                                           -------------------------------------------------------
                                                             Investment     Expense Ratio/3/     Total Return/4/
                                                           Income Ratio/2/ (lowest to highest) (lowest to highest)
                                                           --------------  ------------------- --------------------
Met Investors Lord Abbett Growth & Income Portfolio             0.87%        0.85% to 1.40%    (19.09%) to (18.64%)
Met Investors Lord Abbett Growth & Income Portfolio B           1.44%        0.85% to 2.25%    (19.94%) to (18.81%)
Met Investors Lord Abbett Bond Debenture Portfolio              8.90%        0.85% to 1.40%     (1.77%) to (1.23%)
Met Investors Lord Abbett Bond Debenture Portfolio B            6.17%        0.85% to 2.10%     (2.64%) to (1.42%)
Met Investors Lord Abbett Developing Growth Portfolio           0.00%        0.85% to 1.40%    (29.98%) to (29.59%)
Met Investors Lord Abbett Developing Growth Portfolio B         0.00%        0.85% to 1.80%    (30.40%) to (29.74%)
Met Investors Lord Abbett Growth Opportunity Portfolio          0.00%        0.85% to 1.40%    (25.30%) to (24.89%)
Met Investors Lord Abbett Growth Opportunity Portfolio B        0.00%        0.85% to 1.80%    (25.76%) to (25.05%)
Met Investors Lord Abbett Mid-Cap Value Portfolio               0.47%        0.85% to 1.40%    (10.57%) to (10.08%)
Met Investors Lord Abbett Mid-Cap Value Portfolio B             0.68%        0.85% to 1.80%    (11.20%) to (10.35%)
Met Investors JP Morgan Enhanced Index Portfolio                0.88%        0.85% to 1.40%    (26.00%) to (25.59%)
Met Investors JP Morgan Enhanced Index Portfolio B              1.13%        0.85% to 1.80%    (26.46%) to (25.75%)
Met Investors JP Morgan International Equity Portfolio          0.00%        0.85% to 1.40%    (17.52%) to (17.07%)
Met Investors JP Morgan International Equity Portfolio B        0.00%        0.85% to 1.80%    (18.00%) to (17.22%)
Met Investors JP Morgan Quality Bond Portfolio                  4.50%        0.85% to 1.40%       7.44% to 8.03%
Met Investors JP Morgan Quality Bond Portfolio B                7.48%        0.85% to 1.80%       6.66% to 7.67%
Met Investors JP Morgan Select Equity Portfolio                 0.58%        0.85% to 1.40%    (26.68%) to (26.28%)
Met Investors JP Morgan Select Equity Portfolio B               0.77%        0.85% to 1.80%    (27.15%) to (26.46%)
Met Investors JP Morgan Small Cap Stock Portfolio               0.08%        0.85% to 1.40%    (22.15%) to (21.72%)
Met Investors Met/Putnam Capital Opportunities Portfolio B      0.09%        0.85% to 1.80%    (22.60%) to (21.86%)
Met Investors Met/Putnam Research Portfolio B                   0.83%        1.40% to 2.10%    (22.46%) to (21.91%)
Met Investors Oppenheimer Capital Appreciation Portfolio B      0.01%        1.40% to 2.05%    (26.27%) to (25.78%)
Met Investors PIMCO Money Market Portfolio B                    0.99%        0.85% to 2.10%      (1.01%) to 0.24%
Met Investors Janus Aggressive Growth Portfolio B               0.00%        1.40% to 2.05%    (29.30%) to (28.84%)
Met Investors PIMCO Total Return Bond Portfolio B               0.00%        1.40% to 2.05%       7.08% to 7.77%
Met Investors PIMCO Innovation Portfolio B                      0.00%        1.40% to 2.25%    (51.83%) to (51.42%)


/1/ Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

/2/ These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account subaccounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account subaccounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account subaccount invests. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

/3/ These ratios represent the annualized contract expenses of the Separate
    Account subaccounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS

                                                                    As of December 31, 2002
                                                           -----------------------------------------
                                                                      Unit Fair Value/1   Net Assets
                                                             Units   /(lowest to highest)   (000)
                                                           --------- -------------------- ----------
Met Investors T Rowe Price Mid Cap Growth Portfolio B      2,558,021    $4.49 to $4.56     $11,560
Met Investors MFS Research International Portfolio B       1,580,897     7.20 to 7.32       11,459
Met Investors AIM Small Cap Growth Portfolio B             1,063,308     8.38 to 8.47        8,972
Met Investors AIM Mid Cap Core Equity Portfolio B            653,527     9.57 to 9.67        6,292
Met Investors Harris Oakmark International Portfolio B       521,347     8.74 to 8.83        4,585
(h) Met Investors Third Avenue Small Cap Value Portfolio B   873,499     8.19 to 8.23        7,175
GACC Money Market Fund                                     2,906,285    10.96 to 12.44      36,075
Russell Multi-Style Equity Fund                            4,582,713         8.13           37,245
Russell Aggressive Equity Fund                               968,192         7.84            7,589
Russell Non-US Fund                                        1,815,696         7.95           14,437
Russell Core Bond Fund                                     2,637,246        12.80           33,718
Russell Real Estate Securities Fund                          204,428        12.82            2,620
AIM Premier Equity Fund                                    6,211,111     4.97 to 8.41       50,408
(h) AIM Premier Equity Fund B                                 74,811     4.96 to 8.39          561
AIM Capital Appreciation Fund                              3,855,751     4.47 to 8.40       30,804
(h) AIM Capital Appreciation Fund B                           47,993     8.27 to 8.33          399
AIM International Growth Fund                                651,694     5.00 to 8.00        5,045
(h) AIM International Growth Fund B                            3,753     7.87 to 7.93           30
Alliance Premier Growth Portfolio                          3,764,511         8.75           32,919
Alliance Premier Growth Portfolio B                        3,960,777     8.65 to 8.71       34,408
Alliance Bernstein Real Estate Investment Portfolio        1,012,299        10.32           10,445
Alliance Bernstein Real Estate Investment Portfolio B      1,465,642    10.21 to 10.28      15,039
Alliance Bernstein Small Cap Portfolio B                     147,202    10.18 to 10.24       1,506
Alliance Bernstein Value Portfolio B                          88,771     8.51 to 8.56          759
Liberty Newport Tiger Fund, Variable Series                   68,499     8.37 to 8.43          578
Goldman Sachs Growth & Income Fund                           589,009     7.52 to 7.57        4,446
Goldman Sachs International Equity Fund                      232,066     7.79 to 7.84        1,819
Scudder II Dreman High Return Equity Portfolio                26,662         9.58              256
Scudder II Small Cap Growth Portfolio                        249,283     6.24 to 6.29        1,567
Scudder II Dreman Small Cap Value Portfolio                  525,935     9.19 to 9.25        4,863
Scudder II Government Securities Portfolio                   311,697    12.96 to 13.04       4,063
MFS Bond Series                                              100,188        12.63            1,265

                                                                    For the Year ended December 31, 2002
                                                           -------------------------------------------------------
                                                             Investment     Expense Ratio/3/      Total Return/4
                                                           Income Ratio/2/ (lowest to highest) /(lowest to highest)
                                                           --------------  ------------------- --------------------
Met Investors T Rowe Price Mid Cap Growth Portfolio B           0.00%        0.85% to 2.25%    (44.51%) to (45.29%)
Met Investors MFS Research International Portfolio B            0.28%        0.85% to 2.25%    (13.77%) to (12.55%)
Met Investors AIM Small Cap Growth Portfolio B                  0.00%        1.40% to 2.25%    (29.12%) to (28.51%)
Met Investors AIM Mid Cap Core Equity Portfolio B               0.02%        1.40% to 2.25%    (12.80%) to (12.06%)
Met Investors Harris Oakmark International Portfolio B          0.25%        1.40% to 2.25%    (19.92%) to (19.23%)
(h) Met Investors Third Avenue Small Cap Value Portfolio B      0.38%        1.40% to 2.25%    (18.14%) to (17.68%)
GACC Money Market Fund                                          3.37%        0.85% to 1.40%       0.23% to 0.78%
Russell Multi-Style Equity Fund                                 0.60%            1.40%               (24.26%)
Russell Aggressive Equity Fund                                  0.00%            1.40%               (20.18%)
Russell Non-US Fund                                             1.51%            1.40%               (16.33%)
Russell Core Bond Fund                                          2.92%            1.40%                7.33%
Russell Real Estate Securities Fund                             5.15%            1.40%                2.36%
AIM Premier Equity Fund                                         0.31%        0.85% to 1.80%    (31.51%) to (30.85%)
(h) AIM Premier Equity Fund B                                   0.58%        0.85% to 1.80%    (31.70%) to (31.05%)
AIM Capital Appreciation Fund                                   0.00%        0.85% to 1.80%    (25.71%) to (25.00%)
(h) AIM Capital Appreciation Fund B                             0.00%        1.40% to 1.80%    (25.85%) to (25.55%)
AIM International Growth Fund                                   0.55%        0.85% to 1.80%    (17.18%) to (16.39%)
(h) AIM International Growth Fund B                             1.08%        1.40% to 1.80%    (17.43%) to (17.10%)
Alliance Premier Growth Portfolio                               0.00%            1.40%               (31.61%)
Alliance Premier Growth Portfolio B                             0.00%        1.40% to 1.80%    (32.08%) to (31.80%)
Alliance Bernstein Real Estate Investment Portfolio             2.53%            1.40%                1.18%
Alliance Bernstein Real Estate Investment Portfolio B           2.32%        1.40% to 1.80%       0.48% to 0.89%
Alliance Bernstein Small Cap Portfolio B                        0.09%        1.40% to 1.80%     (8.04%) to (7.68%)
Alliance Bernstein Value Portfolio B                            0.15%        1.40% to 1.80%    (14.51%) to (14.16%)
Liberty Newport Tiger Fund, Variable Series                     1.14%        1.40% to 1.80%    (18.45%) to (18.12%)
Goldman Sachs Growth & Income Fund                              1.37%        1.40% to 1.80%    (12.92%) to (12.57%)
Goldman Sachs International Equity Fund                         0.99%        1.40% to 1.80%    (19.80%) to (19.47%)
Scudder II Dreman High Return Equity Portfolio                  1.03%            1.40%               (19.17%)
Scudder II Small Cap Growth Portfolio                           0.00%        1.40% to 1.80%    (34.65%) to (34.39%)
Scudder II Dreman Small Cap Value Portfolio                     0.44%        1.40% to 1.80%    (12.93%) to (12.58%)
Scudder II Government Securities Portfolio                      3.15%        1.40% to 1.80%       6.12% to 6.55%
MFS Bond Series                                                 5.74%            1.40%                7.41%


(h) For the period from May 1, 2002 to December 31, 2002.

/1/ Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

/2/ These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account subaccounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account subaccounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account subaccount invests. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

/3/ These ratios represent the annualized contract expenses of the Separate
    Account subaccounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                           As of December 31, 2002
                                                  -----------------------------------------
                                                             Unit Fair Value/1   Net Assets
                                                    Units   /(lowest to highest)   (000)
                                                  --------- -------------------- ----------
MFS Research Series                               1,235,312        $8.07          $ 9,970
MFS Research Series B                               123,092     7.99 to 8.05          988
MFS Emerging Growth Series                        1,338,172         7.83           10,478
MFS Emerging Growth Series B                         81,073     7.75 to 7.81          632
MFS High Income Series                              853,316         9.68            8,260
MFS High Income Series B                          1,595,503     9.56 to 9.63       15,331
MFS Strategic Income Series                         141,806        11.72            1,661
MFS Strategic Income Series B                       198,515    11.59 to 11.67       2,314
MFS Investors Trust Series                        2,273,431         8.07           18,337
MFS Investors Trust Series B                      1,952,970     7.99 to 8.04       15,667
MFS New Discovery Series                            915,242         5.43            4,967
MFS New Discovery Series B                        3,161,132     5.37 to 5.41       17,058
MetLife Davis Venture Value Fund E                4,471,021     8.26 to 8.39       37,182
MetLife Harris Oakmark Focused Value Fund B       2,218,864    10.59 to 10.71      23,633
(h) MetLife Jennison Growth Portfolio B           1,788,193     7.58 to 7.63       13,610
(h) MetLife MFS Investors Trust Series B          1,376,864     8.26 to 8.32       11,403
(h) MetLife MFS Total Return Series B               730,059     9.10 to 9.16        6,665
(h) MetLife Capital Guardian U.S. Equity Series B 1,117,958     7.80 to 7.85        8,740
MetLife Met/Putnam Voyager Portfolio A               85,734         3.51              301
MetLife Putnam International Stock Class A           44,695         5.99              268
MetLife Stock Index Portfolio B                   1,082,604     8.20 to 8.29        8,934
Oppenheimer Capital Appreciation Fund               643,117        10.45            6,722
Oppenheimer Main Street Growth & Income Fund      1,031,033         7.91            8,152
Oppenheimer High Income Fund                        272,760         9.35            2,549
Oppenheimer Bond Fund                             1,151,840        12.23           14,092
Oppenheimer Strategic Bond Fund                     299,927        11.41            3,419
Putnam Growth & Income Fund                       2,384,806         9.01           21,460
Putnam Growth & Income Fund B                       144,771     8.90 to 8.97        1,296
Putnam New Value Fund                               159,447        10.67            1,697
Putnam New Value Fund B                              88,936    10.55 to 10.62         941
Putnam Vista Fund                                   691,709         7.59            5,244
Putnam Vista Fund B                                 149,242     7.50 to 7.55        1,123

                                                           For the Year ended December 31, 2002
                                                  -------------------------------------------------------
                                                   Investment      Expense Ratio/3       Total Return/4
                                                  Income Ratio// /(lowest to highest) /(lowest to highest)
                                                  -------------  -------------------- --------------------
MFS Research Series                                    0.28%            1.40%               (25.59%)
MFS Research Series B                                  0.08%        1.40% to 1.80%    (26.07%) to (25.77%)
MFS Emerging Growth Series                             0.00%            1.40%               (34.68%)
MFS Emerging Growth Series B                           0.00%        1.40% to 1.80%    (35.04%) to (34.78%)
MFS High Income Series                                 6.88%            1.40%                1.14%
MFS High Income Series B                               4.94%        1.40% to 1.80%       0.50% to 0.90%
MFS Strategic Income Series                            1.54%            1.40%                6.90%
MFS Strategic Income Series B                          0.40%        1.40% to 1.80%       6.26% to 6.68%
MFS Investors Trust Series                             0.56%            1.40%               (22.06%)
MFS Investors Trust Series B                           0.45%        1.40% to 1.80%    (22.56%) to (22.25%)
MFS New Discovery Series                               0.00%            1.40%               (32.58%)
MFS New Discovery Series B                             0.00%        1.40% to 1.80%    (33.02%) to (32.75%)
MetLife Davis Venture Value Fund E                     0.53%        0.85% to 2.25%    (18.41%) to (17.26%)
MetLife Harris Oakmark Focused Value Fund B            0.10%        1.40% to 2.25%    (11.09%) to (10.33%)
(h) MetLife Jennison Growth Portfolio B                0.00%        1.40% to 2.25%    (24.15%) to (23.72%)
(h) MetLife MFS Investors Trust Series B               0.00%        0.85% to 1.80%    (21.75%) to (21.00%)
(h) MetLife MFS Total Return Series B                  0.00%        0.85% to 1.80%     (7.20%) to (6.31%)
(h) MetLife Capital Guardian U.S. Equity Series B      0.00%        0.85% to 1.80%    (22.05%) to (21.55%)
MetLife Met/Putnam Voyager Portfolio A                 0.00%            1.40%               (29.90%)
MetLife Putnam International Stock Class A             0.95%            1.40%               (18.64%)
MetLife Stock Index Portfolio B                        0.57%        1.40% to 2.25%    (24.24%) to (23.60%)
Oppenheimer Capital Appreciation Fund                  0.63%            1.40%               (27.88%)
Oppenheimer Main Street Growth & Income Fund           0.80%            1.40%               (19.93%)
Oppenheimer High Income Fund                          10.35%            1.40%               (3.75%)
Oppenheimer Bond Fund                                  7.24%            1.40%                7.56%
Oppenheimer Strategic Bond Fund                        8.40%            1.40%                5.95%
Putnam Growth & Income Fund                            1.81%            1.40%               (19.92%)
Putnam Growth & Income Fund B                          1.37%        1.40% to 1.80%    (20.43%) to (20.12%)
Putnam New Value Fund                                  1.05%            1.40%               (16.62%)
Putnam New Value Fund B                                0.56%        1.40% to 1.80%    (17.11%) to (16.78%)
Putnam Vista Fund                                      0.00%            1.40%               (31.35%)
Putnam Vista Fund B                                    0.00%        1.40% to 1.80%    (31.84%) to (31.57%)


(h) For the period from May 1, 2002 to December 31, 2002.

/1/ Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

/2/ These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account subaccounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account subaccounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account subaccount invests. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

/3/ These ratios represent the annualized contract expenses of the Separate
    Account subaccounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                               As of December 31, 2002
                                                      -----------------------------------------
                                                                 Unit Fair Value/1   Net Assets
                                                        Units   /(lowest to highest)   (000)
                                                      --------- -------------------- ----------
Putnam International Growth Fund                      1,833,625        $10.54         $19,320
Putnam International Equity B                         2,515,079    10.43 to 10.50      26,349
Putnam International New Opportunities Fund             235,384         8.32            1,955
Putnam International New Opportunities Fund B            31,106     8.22 to 8.28          257
Templeton Global Income Securities Fund                  92,223    12.17 to 12.86       1,124
Templeton Global Income Securities Fund B                40,498    12.03 to 12.23         492
Templeton Franklin Small Cap Fund                       442,699     4.26 to 8.61        3,741
Templeton Franklin Small Cap Fund B                     311,069     8.52 to 8.66        2,669
Templeton Growth Securities Fund                        231,511    8.26 to 10.46        2,406
Templeton Growth Securities Fund B                      153,921    10.33 to 10.50       1,604
Templeton Foreign Securities Fund                     1,473,556     6.74 to 7.19       10,579
Templeton Foreign Securities Fund B                     653,477     7.11 to 7.23        4,684
Templeton Developing Markets Securities Fund            844,175         6.89            5,817
Templeton Developing Markets Securities Fund B        1,440,188     6.82 to 6.87        9,871
Templeton Mutual Shares Securities Fund                 874,928        10.69            9,345
Templeton Mutual Shares Securities Fund B             1,436,712    10.56 to 10.68      15,252
Templeton Franklin Large Cap Growth Securities Fund     464,437    6.51 to 10.12        4,634
Templeton Franklin Large Cap Growth Securities Fund B   505,278    10.01 to 10.17       5,100
Fidelity Growth Portfolio                               252,608         8.71            2,199
Fidelity Growth Portfolio B                             257,687     8.61 to 8.67        2,228
Fidelity Contrafund Portfolio                           266,313        10.78            2,870
Fidelity Growth Opportunities Portfolio                  74,740         6.42              480
Fidelity Growth & Income Portfolio                      215,072         9.24            1,987
Fidelity Equity-Income Portfolio                        182,656         9.14            1,670
Fidelity Equity-Income Portfolio B                      277,336     9.04 to 9.10        2,515
Fidelity High Income Portfolio B                         32,118     9.13 to 9.19          295
American Century Income & Growth Fund                 7,702,991     6.49 to 6.54       50,275
American Century International Fund                      96,087     5.60 to 5.64          542
American Century Value Fund                           1,364,258    10.64 to 10.71      14,582
Dreyfus Stock Index Fund                                125,499         6.12              768
Dreyfus Stock Index Fund B                              333,582     6.04 to 6.09        2,025
Dreyfus Disciplined Stock Portfolio                      22,319         6.01              134

                                                               For the Year ended December 31, 2002
                                                      -------------------------------------------------------
                                                       Investment      Expense Ratio/3       Total Return/4
                                                      Income Ratio// /(lowest to highest) /(lowest to highest)
                                                      -------------  -------------------- --------------------
Putnam International Growth Fund                          1.05%             1.40%               (18.67%)
Putnam International Equity B                             0.60%          1.40% 1.80%      (19.14%) to (18.82%)
Putnam International New Opportunities Fund               0.97%             1.40%               (14.67%)
Putnam International New Opportunities Fund B             0.49%         1.40% to 1.80%    (15.17%) to (14.83%)
Templeton Global Income Securities Fund                   1.16%         0.85% to 1.40%      19.76% to 20.42%
Templeton Global Income Securities Fund B                 1.01%         0.85% to 1.80%      18.99% to 20.12%
Templeton Franklin Small Cap Fund                         0.44%         0.85% to 1.40%    (29.52%) to (29.13%)
Templeton Franklin Small Cap Fund B                       0.27%         0.85% to 1.80%    (29.96%) to (29.29%)
Templeton Growth Securities Fund                          2.56%         0.85% to 1.40%    (19.46%) to (19.01%)
Templeton Growth Securities Fund B                        2.50%         0.85% to 1.80%    (19.95%) to (19.18%)
Templeton Foreign Securities Fund                         1.80%         0.85% to 1.40%    (19.54%) to (19.10%)
Templeton Foreign Securities Fund B                       1.64%         0.85% to 1.80%    (20.02%) to (19.25%)
Templeton Developing Markets Securities Fund              1.67%             1.40%               (1.35%)
Templeton Developing Markets Securities Fund B            1.43%         1.40% to 1.80%     (1.93%) to (1.54%)
Templeton Mutual Shares Securities Fund                   1.10%             1.40%               (12.79%)
Templeton Mutual Shares Securities Fund B                 0.87%         1.40% to 1.80%    (13.39%) to (12.56%)
Templeton Franklin Large Cap Growth Securities Fund       0.84%         0.85% to 1.40%    (24.01%) to (23.59%)
Templeton Franklin Large Cap Growth Securities Fund B     0.86%         1.40% to 1.80%    (24.56%) to (23.84%)
Fidelity Growth Portfolio                                 0.26%             1.40%               (31.08%)
Fidelity Growth Portfolio B                               0.08%         1.40% to 1.80%    (31.54%) to (31.27%)
Fidelity Contrafund Portfolio                             0.86%             1.40%               (10.61%)
Fidelity Growth Opportunities Portfolio                   1.17%             1.40%               (22.93%)
Fidelity Growth & Income Portfolio                        1.42%             1.40%               (17.77%)
Fidelity Equity-Income Portfolio                          1.80%             1.40%               (18.10%)
Fidelity Equity-Income Portfolio B                        0.62%         1.40% to 1.80%    (18.63%) to (18.31%)
Fidelity High Income Portfolio B                          2.84%         1.40% to 1.80%       1.46% to 1.86%
American Century Income & Growth Fund                     0.85%         1.40% to 1.80%    (20.81%) to (20.49%)
American Century International Fund                       0.73%         1.40% to 1.80%    (21.79%) to (21.48%)
American Century Value Fund                               0.89%         1.40% to 1.80%    (14.18%) to (13.84%)
Dreyfus Stock Index Fund                                  1.22%             1.40%               (23.44%)
Dreyfus Stock Index Fund B                                1.41%         1.40% to 1.80%    (23.93%) to (23.63%)
Dreyfus Disciplined Stock Portfolio                       0.53%             1.40%               (23.69%)


/1/ Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

/2/ These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account subaccounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account subaccounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account subaccount invests. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

/3/ These ratios represent the annualized contract expenses of the Separate
    Account subaccounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                    As of December 31, 2002
                                           -----------------------------------------
                                                      Unit Fair Value/1   Net Assets
                                             Units   /(lowest to highest)   (000)
                                           --------- -------------------- ----------
Dreyfus Disciplined Stock Portfolio B         44,594    $5.95 to $6.00     $   267
Dreyfus Capital Appreciation Portfolio       682,747         7.27            4,963
Dreyfus Capital Appreciation Portfolio B   1,960,715     7.19 to 7.24       14,158
INVESCO Dynamics Fund                      3,999,462     4.80 to 4.84       19,309
INVESCO High Yield Fund                      463,891     7.15 to 7.20        3,334
PIMCO High Yield Portfolio                   103,967     9.63 to 9.70        1,007
PIMCO Low Duration Portfolio                 848,860    11.90 to 11.98      10,156
PIMCO StocksPLUS Growth & Income Portfolio   144,287     6.34 to 6.38          917
PIMCO Total Return Portfolio               2,976,342    12.28 to 12.36      36,737
Scudder I International Portfolio            457,509         4.93            2,253
Scudder I International Portfolio B        1,245,304     4.88 to 4.92        6,112
First American Equity Income Class B       1,534,362        10.70           16,412

                                                    For the Year ended December 31, 2002
                                           -------------------------------------------------------
                                            Investment      Expense Ratio/3       Total Return/4
                                           Income Ratio// /(lowest to highest) /(lowest to highest)
                                           -------------  -------------------- --------------------
Dreyfus Disciplined Stock Portfolio B          0.66%         1.40% to 1.80%    (24.10%) to (23.80%)
Dreyfus Capital Appreciation Portfolio         0.99%             1.40%               (17.87%)
Dreyfus Capital Appreciation Portfolio B       1.43%         1.40% to 1.80%    (18.38%) to (18.05%)
INVESCO Dynamics Fund                          0.00%         1.40% to 1.80%    (33.12%) to (32.85%)
INVESCO High Yield Fund                        9.37%         1.40% to 1.80%     (3.06%) to (2.67%)
PIMCO High Yield Portfolio                     8.03%         1.40% to 1.80%     (2.95%) to (2.56%)
PIMCO Low Duration Portfolio                   3.31%         1.40% to 1.80%       5.15% to 5.57%
PIMCO StocksPLUS Growth & Income Portfolio     3.10%         1.40% to 1.80%    (21.65%) to (21.33%)
PIMCO Total Return Portfolio                   4.14%         1.40% to 1.80%       7.14% to 7.57%
Scudder I International Portfolio              0.90%             1.40%               (19.50%)
Scudder I International Portfolio B            0.48%         1.40% to 1.80%    (20.07%) to (19.75%)
First American Equity Income Class B           2.00%             1.40%               (18.26%)

/1/ Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

/2/ These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account subaccounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account subaccounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account subaccount invests. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

/3/ These ratios represent the annualized contract expenses of the Separate
    Account subaccounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


MetLife Investors Variable Annuity Account One (the Separate Account) sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table displays the financial information for each sub-account offered by the various products in the Separate Account in ranges of lowest to highest values.

                                                                            As of December 31, 2001
                                                                   -----------------------------------------
                                                                              Unit Fair Value/1/  Net Assets
                                                                     Units    (lowest to highest)   (000)
                                                                   ---------- ------------------- ----------
Met Investors Lord Abbett Growth & Income Portfolio                20,055,894  $11.69 to $41.48    $819,387
(i) Met Investors Lord Abbett Growth & Income Portfolio B           1,454,416   41.18 to 41.54       60,188
Met Investors Lord Abbett Bond Debenture Portfolio                 10,122,556   10.15 to 14.00      141,172
(i) Met Investors Lord Abbett Bond Debenture Portfolio B              990,119   13.91 to 14.03       13,839
Met Investors Lord Abbett Developing Growth Portfolio               3,112,031   7.05 to 10.63        32,694
Met Investors Lord Abbett Developing Growth Portfolio B               227,438   10.58 to 10.64        2,413
(k) Met Investors Lord Abbett Growth Opportunity Portfolio             85,739    8.83 to 8.86           757
(j) Met Investors Lord Abbett Growth Opportunity Class Portfolio B    615,943    8.79 to 8.85         5,435
Met Investors Lord Abbett Mid-Cap Value Portfolio                   4,005,984   16.72 to 17.48       69,961
(i) Met Investors Lord Abbett Mid-Cap Value Portfolio B               897,440   17.41 to 17.52       15,669
Met Investors JP Morgan Enhanced Index Portfolio                    9,789,785    8.27 to 17.18      166,440
(i) Met Investors JP Morgan Enhanced Index Portfolio B                190,262   17.09 to 17.20        3,260
Met Investors JP Morgan International Equity Portfolio              6,871,694    6.39 to 10.54       72,080
(i) Met Investors JP Morgan International Equity Portfolio B           94,256   10.48 to 10.55          991
Met Investors JP Morgan Quality Bond Portfolio                      6,678,929   11.68 to 13.41       89,494
(i) Met Investors JP Morgan Quality Bond Portfolio B                  500,675   13.36 to 13.45        6,704
(i) Met Investors JP Morgan Select Equity Portfolio                10,938,478    9.25 to 15.75      171,679
(i) Met Investors JP Morgan Select Equity Portfolio B                 305,340   15.67 to 15.77        4,799
Met Investors JP Morgan Small Cap Stock Portfolio                   4,782,412    6.57 to 14.28       68,012
Met Investors Met/Putnam Capital Opportunities Portfolio B             58,653   14.22 to 14.31          837
(j) Met Investors Met/Putnam Research Portfolio B                     130,063    8.03 to 8.07         1,046
(j) Met Investors Oppenheimer Capital Appreciation Portfolio B        288,226    8.42 to 8.47         2,433
(j) Met Investors PIMCO Money Market Portfolio B                      467,182   10.10 to 10.19        4,740
(j) Met Investors Janus Aggressive Growth Portfolio B                 164,202    7.27 to 7.31         1,196
(j) Met Investors PIMCO Total Return Bond Portfolio B                 218,855   10.48 to 10.54        2,299
(j) Met Investors PIMCO Innovation Portfolio B                        111,243    6.06 to 6.09           676

                                                                            For the Year ended December 31, 2001
                                                                   -------------------------------------------------------
                                                                     Investment     Expense Ratio/3/     Total Return/4/
                                                                   Income Ratio/2/ (lowest to highest) (lowest to highest)
                                                                   --------------  ------------------- --------------------
Met Investors Lord Abbett Growth & Income Portfolio                     0.92%        0.85% to 1.40%     (7.04%) to (6.46%)
(i) Met Investors Lord Abbett Growth & Income Portfolio B               0.20%        0.85% to 2.25%     (8.09%) to (6.79%)
Met Investors Lord Abbett Bond Debenture Portfolio                      8.06%        0.85% to 1.40%       2.34% to 2.96%
(i) Met Investors Lord Abbett Bond Debenture Portfolio B                1.56%        0.85% to 2.25%       1.17% to 2.61%
Met Investors Lord Abbett Developing Growth Portfolio                   0.00%        0.85% to 1.40%     (8.14%) to (7.59%)
Met Investors Lord Abbett Developing Growth Portfolio B                 0.00%        0.85% to 1.80%     (8.74%) to (7.87%)
(k) Met Investors Lord Abbett Growth Opportunity Portfolio              0.00%        0.85% to 1.40%     (8.40%) to (8.07%)
(j) Met Investors Lord Abbett Growth Opportunity Class Portfolio B      0.00%        0.85% to 1.80%       4.99% to 5.78%
Met Investors Lord Abbett Mid-Cap Value Portfolio                       0.47%        0.85% to 1.40%       6.58% to 7.19%
(i) Met Investors Lord Abbett Mid-Cap Value Portfolio B                 0.11%        0.85% to 1.80%       5.98% to 6.99%
Met Investors JP Morgan Enhanced Index Portfolio                        0.82%        0.85% to 1.40%    (12.65%) to (12.15%)
(i) Met Investors JP Morgan Enhanced Index Portfolio B                  0.22%        0.85% to 1.80%    (13.23%) to (12.40%)
Met Investors JP Morgan International Equity Portfolio                  1.31%        0.85% to 1.40%    (21.44%) to (20.98%)
(i) Met Investors JP Morgan International Equity Portfolio B            0.51%        0.85% to 1.80%    (22.00%) to (21.25%)
Met Investors JP Morgan Quality Bond Portfolio                          4.73%        0.85% to 1.40%       5.56% to 6.40%
(i) Met Investors JP Morgan Quality Bond Portfolio B                    4.73%        0.85% to 1.80%       4.92% to 5.93%
(i) Met Investors JP Morgan Select Equity Portfolio                     0.48%        0.85% to 1.40%     (7.33%) to (6.72%)
(i) Met Investors JP Morgan Select Equity Portfolio B                   0.15%        0.85% to 1.80%     (8.01%) to (7.13%)
Met Investors JP Morgan Small Cap Stock Portfolio                       0.17%        0.85% to 1.40%     (9.73%) to (9.22%)
Met Investors Met/Putnam Capital Opportunities Portfolio B              0.00%        0.85% to 1.80%    (10.27%) to (9.41%)
(j) Met Investors Met/Putnam Research Portfolio B                       0.57%        1.40% to 2.25%     (3.99%) to (3.35%)
(j) Met Investors Oppenheimer Capital Appreciation Portfolio B          0.13%        1.40% to 2.25%     (3.49%) to (2.85%)
(j) Met Investors PIMCO Money Market Portfolio B                        1.27%        0.85% to 2.25%       0.67% to 1.66%
(j) Met Investors Janus Aggressive Growth Portfolio B                   0.00%        1.40% to 2.25%    (10.51%) to (9.91%)
(j) Met Investors PIMCO Total Return Bond Portfolio B                   3.25%        1.40% to 2.25%       3.18% to 3.87%
(j) Met Investors PIMCO Innovation Portfolio B                          0.00%        1.40% to 2.25%    (17.00%) to (16.44%)



(i) For the period from April 2, 2001 to December 31, 2001.

(j) For the period from February 12, 2001 to December 31, 2001.

(k) For the period from May 1, 2001 to December 31, 2001.

/1 /Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

/2 /These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account subaccounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account subaccounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account subaccount invests. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

/3 /These ratios represent the annualized contract expenses of the Separate
   Account subaccounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4 /These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                    As of December 31, 2001
                                                           -----------------------------------------
                                                                      Unit Fair Value/1   Net Assets
                                                             Units   /(lowest to highest)   (000)
                                                           --------- -------------------- ----------
(j) Met Investors T Rowe Price Mid Cap Growth Portfolio B    216,911    $8.19 to $8.24     $ 1,782
(j) Met Investors MFS Research International Portfolio B     101,829     8.34 to 8.38          851
(l) Met Investors AIM Small Cap Growth Portfolio B            18,549    11.83 to 11.85         220
(l) Met Investors AIM Mid Cap Core Equity Portfolio B         16,422    10.97 to 10.99         180
(l) Met Investors Harris Oakmark International Portfolio B     2,650    10.91 to 10.94          29
GACC Money Market Fund                                     2,940,842    10.87 to 12.41      36,431
Russell Multi-Style Equity Fund                            4,916,743        10.74           52,768
Russell Aggressive Equity Fund                             1,079,890         9.83           10,609
Russell Non-US Fund                                        1,988,278         9.50           18,894
Russell Core Bond Fund                                     2,937,714        11.92           35,000
Russell Real Estate Securities Fund                          216,523        12.52            2,711
AIM Premier Equity Fund                                    6,944,765     7.19 to 12.18      82,860
AIM Capital Appreciation Fund                              4,259,337     5.96 to 11.21      46,183
AIM International Growth Fund                                735,910     5.98 to 9.58        6,882
Alliance Premier Growth Portfolio                          4,644,874        12.79           59,399
Alliance Premier Growth Portfolio B                        1,214,520    12.77 to 12.75      15,485
Alliance Bernstein Real Estate Investment Portfolio        1,096,757        10.20           11,188
(k) Alliance Bernstein Real Estate Investment Portfolio B    504,313    10.16 to 10.19       5,134
(k) Alliance Bernstein Small Cap Portfolio B                   6,876    11.07 to 11.10          76
(k) Alliance Bernstein Value Portfolio B                      21,497     9.95 to 9.98          214
Liberty Newport Tiger Fund, Variable Series                   76,324    10.27 to 10.30         786
Goldman Sachs Growth & Income Fund                           695,573     8.63 to 8.66        6,021
Goldman Sachs International Equity Fund                      277,869     9.71 to 9.74        2,705
Goldman Sachs Global Income Fund                             156,459    11.70 to 11.73       1,835
Goldman Sachs Internet Tollkeeper Fund                       258,649     4.25 to 4.26        1,102
Scudder II Dreman High Return Equity Portfolio                11,398        11.86              135
Scudder II Small Cap Growth Portfolio                        270,537     9.55 to 9.58        2,592
Scudder II Dreman Small Cap Value Portfolio                  534,806    10.55 to 10.58       5,658
Scudder II Government Securities Portfolio                   237,947    12.21 to 12.24       2,913
MFS Bond Series                                              147,949        11.76            1,739
MFS Research Series                                        1,538,746        10.85           16,691
(m) MFS Research Series B                                     68,188    10.81 to 10.84         738

                                                                    For the Year ended December 31, 2001
                                                           -------------------------------------------------------
                                                             Investment     Expense Ratio/3/     Total Return/4/
                                                           Income Ratio/2/ (lowest to highest) (lowest to highest)
                                                           --------------  ------------------- --------------------
(j) Met Investors T Rowe Price Mid Cap Growth Portfolio B       0.00%        1.40% to 2.25%     (1.66%) to (1.00%)
(j) Met Investors MFS Research International Portfolio B        0.38%        1.40% to 2.25%     (6.32%) to (5.69%)
(l) Met Investors AIM Small Cap Growth Portfolio B              0.00%        1.40% to 2.25%      18.30% to 18.52%
(l) Met Investors AIM Mid Cap Core Equity Portfolio B           0.00%        1.40% to 2.25%       9.70% to 9.91%
(l) Met Investors Harris Oakmark International Portfolio B      0.00%        1.40% to 2.25%       9.15% to 9.36%
GACC Money Market Fund                                          0.00%        0.85% to 1.40%       2.59% to 3.21%
Russell Multi-Style Equity Fund                                 0.46%            1.40%               (15.41%)
Russell Aggressive Equity Fund                                  0.11%            1.40%               (3.73%)
Russell Non-US Fund                                             0.57%            1.40%               (23.12%)
Russell Core Bond Fund                                          5.91%            1.40%                5.91%
Russell Real Estate Securities Fund                             5.18%            1.40%                6.33%
AIM Premier Equity Fund                                         0.14%        0.85% to 1.80%    (14.12%) to (13.27%)
AIM Capital Appreciation Fund                                   0.00%        0.85% to 1.80%    (24.66%) to (23.93%)
AIM International Growth Fund                                   0.32%        0.85% to 1.80%    (24.91%) to (24.01%)
Alliance Premier Growth Portfolio                               0.00%            1.40%               (18.37%)
Alliance Premier Growth Portfolio B                             0.00%        1.40% to 1.80%    (18.88%) to (18.56%)
Alliance Bernstein Real Estate Investment Portfolio             3.47%            1.40%                9.25%
(k) Alliance Bernstein Real Estate Investment Portfolio B       0.57%        1.40% to 1.80%      12.37% to 12.68%
(k) Alliance Bernstein Small Cap Portfolio B                    0.00%        1.40% to 1.80%      10.66% to 10.96%
(k) Alliance Bernstein Value Portfolio B                        0.00%        1.40% to 1.80%     (0.50%) to (0.24%)
Liberty Newport Tiger Fund, Variable Series                     0.85%        1.40% to 1.80%    (19.95%) to (19.04%)
Goldman Sachs Growth & Income Fund                              0.48%        1.40% to 1.80%    (10.96%) to (10.57%)
Goldman Sachs International Equity Fund                         1.28%        1.40% to 1.80%    (23.66%) to (23.26%)
Goldman Sachs Global Income Fund                                5.30%        1.40% to 1.80%       2.93% to 3.67%
Goldman Sachs Internet Tollkeeper Fund                          0.00%        1.40% to 1.80%    (34.87%) to (34.59%)
Scudder II Dreman High Return Equity Portfolio                  0.76%            1.40%                0.28%
Scudder II Small Cap Growth Portfolio                           0.00%        1.40% to 1.80%    (30.08%) to (29.76%)
Scudder II Dreman Small Cap Value Portfolio                     0.00%        1.40% to 1.80%      15.57% to 16.21%
Scudder II Government Securities Portfolio                      3.65%        1.40% to 1.80%       5.57% to 6.76%
MFS Bond Series                                                 5.93%            1.40%                7.19%
MFS Research Series                                             0.02%            1.40%               (22.35%)
(m) MFS Research Series B                                       0.00%        1.40% to 1.80%    (22.80%) to (22.49%)



(m) For the period from April 10, 2001 to December 31, 2001.

(j) For the period from February 12, 2001 to December 31, 2001.

(k) For the period from May 1, 2001 to December 31, 2001.

(l) For the period from October 9, 2001 to December 31, 2001.

/1 /Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

/2 /These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account subaccounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account subaccounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account subaccount invests. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

/3 /These ratios represent the annualized contract expenses of the Separate
   Account subaccounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4 /These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                          As of December 31, 2001
                                                  ----------------------------------------
                                                            Unit Fair Value/1/  Net Assets
                                                    Units   (lowest to highest)   (000)
                                                  --------- ------------------- ----------
MFS Emerging Growth Series                        1,651,558       $11.99         $19,800
(m) MFS Emerging Growth Series B                     36,283   11.93 to 11.97         434
MFS High Income Series                              780,096       10.36            7,466
(m) MFS High Income Series B                        304,853    9.51 to 9.54        2,904
MFS Strategic Income Series                          20,273       10.96              222
(m) MFS Strategic Income Series B                       736   10.91 to 10.94           8
MFS Investors Trust Series                        2,514,803       10.36           26,052
(m) MFS Investors Trust Series B                    883,104   10.31 to 10.34       9,123
MFS New Discovery Series                            832,229        8.05            6,701
(m) MFS New Discovery Series B                      867,414    8.02 to 8.04        6,966
(i) MetLife Davis Venture Value Fund E              364,729   10.11 to 10.16       3,694
(i) MetLife Harris Oakmark Focused Value Fund B     145,247   11.89 to 11.95       1,730
MetLife Met/Putnam Voyager Portfolio A              109,052        5.01              546
MetLife Putnam International Stock Class A           54,113        7.37              399
(l) MetLife Stock Index Portfolio B                  43,948   10.83 to 10.85         476
Oppenheimer Capital Appreciation Fund               772,904       14.49           11,201
Oppenheimer Main Street Growth & Income Fund      1,357,695        9.88           13,409
Oppenheimer High Income Fund                        298,630        9.71            2,900
Oppenheimer Bond Fund                             1,161,929       11.37           13,216
Oppenheimer Strategic Bond Fund                     339,129       10.77            3,650
Putnam Growth & Income Fund                       2,743,708       11.25           30,855
(m) Putnam Growth & Income Fund B                    80,901   11.19 to 11.22         907
Putnam New Value Fund                               161,835       12.79            2,069
(m) Putnam New Value Fund B                          27,156   12.73 to 12.76         346
Putnam Vista Fund                                   866,962       11.05            9,575
(m) Putnam Vista Fund B                              24,886   11.00 to 11.04         274
Putnam International Growth Fund                  1,987,661       12.96           25,753
(m) Putnam International Equity B                   740,305   12.89 to 12.93       9,561
Putnam International New Opportunities Fund         294,391        9.75            2,867
(m) Putnam International New Opportunities Fund B     9,789    9.70 to 9.72           95
Templeton Global Income Securities Fund              95,070   10.16 to 10.68         967
(i) Templeton Global Income Securities Fund B        18,615   10.11 to 10.18         189

                                                           For the Year ended December 31, 2001
                                                  -------------------------------------------------------
                                                    Investment     Expense Ratio/3/     Total Return/4/
                                                  Income Ratio/2/ (lowest to highest) (lowest to highest)
                                                  --------------  ------------------- --------------------
MFS Emerging Growth Series                             0.00%            1.40%               (34.42%)
(m) MFS Emerging Growth Series B                       0.00%        1.40% to 1.80%    (34.81%) to (34.55%)
MFS High Income Series                                 7.75%            1.40%                0.65%
(m) MFS High Income Series B                           0.00%        1.40% to 1.80%      (0.20%) to 0.20%
MFS Strategic Income Series                            3.67%            1.40%                3.29%
(m) MFS Strategic Income Series B                      0.00%        1.40% to 1.80%       2.69% to 3.10%
MFS Investors Trust Series                             0.50%            1.40%               (17.13%)
(m) MFS Investors Trust Series B                       0.00%        1.40% to 1.80%    (17.61%) to (17.28%)
MFS New Discovery Series                               0.00%            1.40%               (6.36%)
(m) MFS New Discovery Series B                         0.00%        1.40% to 1.80%     (6.95%) to (6.58%)
(i) MetLife Davis Venture Value Fund E                 0.00%        1.00% to 2.25%    (13.19%) to (12.45%)
(i) MetLife Harris Oakmark Focused Value Fund B        0.00%        1.40% to 2.25%      24.59% to 25.66%
MetLife Met/Putnam Voyager Portfolio A                 0.00%            1.40%               (31.79%)
MetLife Putnam International Stock Class A             0.32%            1.40%               (21.70%)
(l) MetLife Stock Index Portfolio B                    0.00%        1.40% to 2.25%    (15.49%) to (14.76%)
Oppenheimer Capital Appreciation Fund                  0.64%            1.40%               (13.80%)
Oppenheimer Main Street Growth & Income Fund           0.58%            1.40%               (11.42%)
Oppenheimer High Income Fund                          10.37%            1.40%                0.54%
Oppenheimer Bond Fund                                  7.61%            1.40%                6.28%
Oppenheimer Strategic Bond Fund                        2.46%            1.40%                3.38%
Putnam Growth & Income Fund                            1.69%            1.40%               (7.48%)
(m) Putnam Growth & Income Fund B                      0.00%        1.40% to 1.80%     (8.07%) to (7.70%)
Putnam New Value Fund                                  0.85%            1.40%                2.16%
(m) Putnam New Value Fund B                            0.00%        1.40% to 1.80%       1.47% to 1.87%
Putnam Vista Fund                                      0.00%            1.40%               (34.33%)
(m) Putnam Vista Fund B                                0.00%        1.40% to 1.80%    (34.70%) to (34.43%)
Putnam International Growth Fund                       0.36%            1.40%               (21.53%)
(m) Putnam International Equity B                      0.00%        1.40% to 1.80%    (22.04%) to (21.72%)
Putnam International New Opportunities Fund            0.00%            1.40%               (29.52%)
(m) Putnam International New Opportunities Fund B      0.00%        1.40% to 1.80%    (29.96%) to (29.68%)
Templeton Global Income Securities Fund                3.71%        0.85% to 1.40%       1.11% to 1.67%
(i) Templeton Global Income Securities Fund B          1.02%        0.85% to 1.80%       0.41% to 1.37%


(i) For the period from April 2, 2001 to December 31, 2001.

(l) For the period from October 9, 2001 to December 31, 2001.

(m) For the period from April 10, 2001 to December 31, 2001.

/1 /Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

/2 /These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account subaccounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account subaccounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account subaccount invests. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

/3 /These ratios represent the annualized contract expenses of the Separate
   Account subaccounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4 /These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                  As of December 31, 2001
                                                          ----------------------------------------
                                                                    Unit Fair Value/1/  Net Assets
                                                            Units   (lowest to highest)   (000)
                                                          --------- ------------------- ----------
Templeton Franklin Small Cap Fund                           423,818   $6.02 to $12.22    $ 5,066
(i) Templeton Franklin Small Cap Fund B                     124,852   12.16 to 12.24       1,523
Templeton Growth Securities Fund                            259,143   10.20 to 12.99       3,339
(i) Templeton Growth Securities Fund B                       86,788   12.95 to 12.99       1,124
Templeton Foreign Securities Fund                         1,577,562    8.33 to 8.93       14,076
(i) Templeton Foreign Securities Fund B                     238,061    8.89 to 8.95        2,124
Templeton Developing Markets Securities Fund                976,427        6.99            6,823
(m) Templeton Developing Markets Securities Fund B          534,427    6.96 to 6.98        3,724
Templeton Mutual Shares Securities Fund                   1,022,569       12.25           12,529
(n) Templeton Mutual Shares Securities Fund B               631,527   12.20 to 12.23       7,716
Templeton Franklin Large Cap Growth Securities Fund         525,981    8.52 to 13.32       6,908
(i) Templeton Franklin Large Cap Growth Securities Fund B   206,824   13.27 to 13.35       2,752
Fidelity Growth Portfolio                                   295,355       12.63            3,731
(o) Fidelity Growth Portfolio B                              67,028   12.58 to 12.61         844
Fidelity Contrafund Portfolio                               295,900       12.06            3,568
Fidelity Growth Opportunities Portfolio                      96,742        8.33              806
Fidelity Growth & Income Portfolio                          237,682       11.23            2,670
Fidelity Equity-Income Portfolio                            207,842       11.16            2,320
(o) Fidelity Equity-Income Portfolio B                       45,461   11.11 to 11.14         506
(o) Fidelity High Income Portfolio B                          4,006    9.00 to 9.03           36
American Century Income & Growth Fund                     3,584,156    8.20 to 8.22       29,456
American Century International Fund                          88,761    7.17 to 7.19          638
American Century Value Fund                               1,215,127   12.39 to 12.43      15,095
Dreyfus Stock Index Fund                                    215,068        7.99            1,719
(m) Dreyfus Stock Index Fund B                               90,683    7.95 to 7.97          722
Dreyfus Disciplined Stock Portfolio                          34,563        7.88              272
(m) Dreyfus Disciplined Stock Portfolio B                    33,244    7.85 to 7.87          261
Dreyfus Capital Appreciation Portfolio                      826,962        8.86            7,322
(m) Dreyfus Capital Appreciation Portfolio B                653,027    8.81 to 8.83        5,760
INVESCO Dynamics Fund                                     1,810,353    7.18 to 7.20       13,030
INVESCO High Yield Fund                                     611,767    7.37 to 7.40        4,522
PIMCO High Yield Portfolio                                   35,253    9.92 to 9.95          351

                                                                   For the Year ended December 31, 2001
                                                          -------------------------------------------------------
                                                            Investment     Expense Ratio/3/     Total Return/4/
                                                          Income Ratio/2/ (lowest to highest) (lowest to highest)
                                                          --------------  ------------------- --------------------
Templeton Franklin Small Cap Fund                              0.52%        0.85% to 1.40%    (16.21%) to (15.74%)
(i) Templeton Franklin Small Cap Fund B                        0.13%        0.85% to 1.80%    (16.77%) to (15.97%)
Templeton Growth Securities Fund                               2.11%        0.85% to 1.40%     (2.37%) to (1.83%)
(i) Templeton Growth Securities Fund B                         0.48%        0.85% to 1.80%     (3.08%) to (2.15%)
Templeton Foreign Securities Fund                              3.21%        0.85% to 1.40%    (16.93%) to (16.47%)
(i) Templeton Foreign Securities Fund B                        0.85%        0.85% to 1.80%    (17.50%) to (16.71%)
Templeton Developing Markets Securities Fund                   1.06%            1.40%               (9.37%)
(m) Templeton Developing Markets Securities Fund B             0.15%        1.40% to 1.80%     (9.73%) to (9.37%)
Templeton Mutual Shares Securities Fund                        1.91%            1.40%                5.81%
(n) Templeton Mutual Shares Securities Fund B                  0.28%        1.40% to 1.80%       5.12% to 5.55%
Templeton Franklin Large Cap Growth Securities Fund            0.57%        0.85% to 1.40%    (12.50%) to (12.01%)
(i) Templeton Franklin Large Cap Growth Securities Fund B      0.07%        0.85% to 1.80%    (13.02%) to (12.18%)
Fidelity Growth Portfolio                                      0.08%            1.40%               (18.80%)
(o) Fidelity Growth Portfolio B                                0.00%        1.40% to 1.80%    (19.77%) to (19.44%)
Fidelity Contrafund Portfolio                                  0.79%            1.40%               (13.47%)
Fidelity Growth Opportunities Portfolio                        0.34%            1.40%               (15.62%)
Fidelity Growth & Income Portfolio                             1.40%            1.40%               (10.02%)
Fidelity Equity-Income Portfolio                               1.61%            1.40%               (6.28%)
(o) Fidelity Equity-Income Portfolio B                         0.00%        1.40% to 1.80%     (6.93%) to (6.55%)
(o) Fidelity High Income Portfolio B                           0.00%        1.40% to 1.80%    (13.51%) to (13.16%)
American Century Income & Growth Fund                          0.49%        1.40% to 1.80%    (10.00%) to (9.60%)
American Century International Fund                            0.16%        1.40% to 1.80%    (30.45%) to (29.98%)
American Century Value Fund                                    0.71%        1.40% to 1.80%      10.80% to 11.34%
Dreyfus Stock Index Fund                                       1.21%            1.40%               (13.41%)
(m) Dreyfus Stock Index Fund B                                 0.64%        1.40% to 1.80%    (14.04%) to (13.69%)
Dreyfus Disciplined Stock Portfolio                            0.36%            1.40%               (14.48%)
(m) Dreyfus Disciplined Stock Portfolio B                      0.69%        1.40% to 1.80%    (15.01%) to (14.67%)
Dreyfus Capital Appreciation Portfolio                         1.01%            1.40%               (10.58%)
(m) Dreyfus Capital Appreciation Portfolio B                   1.19%        1.40% to 1.80%    (11.25%) to (10.89%)
INVESCO Dynamics Fund                                          0.00%        1.40% to 1.80%    (32.38%) to (32.03%)
INVESCO High Yield Fund                                       13.70%        1.40% to 1.80%    (16.46%) to (16.07%)
PIMCO High Yield Portfolio                                     7.60%        1.40% to 1.80%       0.50% to 1.00%

(i) For the period from April 2, 2001 to December 31, 2001.

(m) For the period from April 10, 2001 to December 31, 2001.

(n) For the period from April 12, 2001 to December 31, 2001.

(o) For the period from April 26, 2001 to December 31, 2001.

/1 /Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

/2 /These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account subaccounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account subaccounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account subaccount invests. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

/3 /These ratios represent the annualized contract expenses of the Separate
   Account subaccounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4 /These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                   As of December 31, 2001
                                           ----------------------------------------
                                                     Unit Fair Value/1/  Net Assets
                                             Units   (lowest to highest)   (000)
                                           --------- ------------------- ----------
PIMCO Low Duration Portfolio                 142,487  $11.32 to $11.35    $ 1,616
PIMCO StocksPLUS Growth & Income Portfolio    63,446    8.09 to 8.11          513
PIMCO Total Return Portfolio               1,959,047   11.46 to 11.49      22,500
Scudder I International Portfolio            522,292        6.12            3,196
(m) Scudder I International Portfolio B      395,132    6.11 to 6.13        2,419
(p) First American Equity Income Class B   1,836,824       13.09           24,039

                                                    For the Year ended December 31, 2001
                                           -------------------------------------------------------
                                             Investment     Expense Ratio/3/     Total Return/4/
                                           Income Ratio/2/ (lowest to highest) (lowest to highest)
                                           --------------  ------------------- --------------------
PIMCO Low Duration Portfolio                    3.90%        1.40% to 1.80%       5.70% to 6.87%
PIMCO StocksPLUS Growth & Income Portfolio      4.50%        1.40% to 1.80%    (13.03%) to (11.84%)
PIMCO Total Return Portfolio                    4.39%        1.40% to 1.80%       6.44% to 7.02%
Scudder I International Portfolio               0.40%            1.40%               (31.82%)
(m) Scudder I International Portfolio B         0.00%        1.40% to 1.80%    (32.05%) to (31.78%)
(p) First American Equity Income Class B        0.00%            1.40%               (5.13%)

(m) For the period from April 10, 2001 to December 31, 2001.

(p) For the period from December 14, 2001 to December 31, 2001.

/1 /Unit fair value amounts are presented as a range of minimum to maximum values, with the lowest value representing the lowest unit fair value of all products offered and the highest unit fair value representing the highest unit fair value of all products offered.

/2 /These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account subaccounts from the underlying mutual funds, net of management fees assessed by the fund managers, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account subaccounts is affected by the timing of the declaration of dividends by the underlying funds in which the Separate Account subaccount invests. For periods in which a sub-account commenced operations, the investment income ratio is not annualized.

/3 /These ratios represent the annualized contract expenses of the Separate
   Account subaccounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/4 /These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options that include parenthetical notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                          METLIFE INVESTORS INSURANCE
                           COMPANY AND SUBSIDIARIES

 Consolidated Financial Statements for the Years Ended December 31, 2004, 2003
                                   and 2002
                                      and
                         Independent Auditors' Report

      INDEPENDENT AUDITORS' REPORT

      To the Board of Directors and Stockholder of MetLife Investors Insurance Company:

      We have audited the accompanying consolidated balance sheets of MetLife Investors Insurance Company and subsidiaries (the "Company") as of December 31, 2004 and 2003, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2004. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements based on our audits.

      We conducted our audits in accordance with the generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, such consolidated financial statements present fairly, in all material respects, the consolidated financial position of MetLife Investors Insurance Company and subsidiaries at December 31, 2004 and 2003, and the consolidated results of their operations and their consolidated cash flows for each of the three years in the period ended December 31, 2004 in conformity with accounting principles generally accepted in the United States of America.

      As discussed in Note 1, the Company changed its method of accounting for certain non-traditional long duration contracts and separate accounts, and for embedded derivatives in certain insurance products as required by new accounting guidance which became effective on January 1, 2004 and October 1, 2003, respectively, and recorded the impact as cumulative effects of changes in accounting principles.

      DELOITTE & TOUCHE LLP


      Certified Public Accountants
      Tampa, FL
      April 25, 2005

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                             CONSOLIDATED BALANCE SHEETS
                             DECEMBER 31, 2004 AND 2003
               (DOLLARS IN THOUSANDS, EXCEPT SHARE AND PER SHARE DATA)

                                                                                                  2004        2003
                                                                                               ----------- ----------
ASSETS
Investments:
Fixed maturities available-for-sale, at fair value (amortized cost: $2,173,397 and $2,307,598,
  respectively)                                                                                $ 2,189,092 $2,373,214
 Equity securities, at fair value (cost: $1,141 and $1,141, respectively)                            1,228      1,228
 Mortgage loans on real estate                                                                     129,888    222,500
 Policy loans                                                                                       28,389     28,680
 Real estate joint ventures held-for-investments                                                     4,529      4,834
 Other limited partnership interests                                                                 2,376      2,270
 Short-term investments                                                                            103,196    225,665
 Other invested assets                                                                              14,550     16,993
                                                                                               ----------- ----------
   Total investments                                                                             2,473,248  2,875,384
Cash and cash equivalents                                                                          173,875    149,106
Accrued investment income                                                                           20,916     28,168
Premiums and other receivables                                                                     912,865    885,435
Deferred policy acquisition costs                                                                  573,205    508,437
Current income taxes receivable                                                                     23,371          -
Other assets                                                                                        93,607     95,264
Separate account assets                                                                          6,546,025  5,093,170
                                                                                               ----------- ----------
   Total assets                                                                                $10,817,112 $9,634,964
                                                                                               =========== ==========

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
 Future policy benefits                                                                        $   112,060 $   89,843
 Policyholder account balances                                                                   2,902,630  3,450,348
 Other policyholder funds                                                                            9,465      5,802
 Current income taxes payable                                                                            -      2,934
 Deferred income taxes payable                                                                      35,735      6,570
 Payables under securities loaned transactions                                                     487,278    387,369
 Other liabilities                                                                                  22,171     45,693
 Separate account liabilities                                                                    6,546,025  5,093,170
                                                                                               ----------- ----------
   Total liabilities                                                                            10,115,364  9,081,729
                                                                                               ----------- ----------

Stockholder's Equity:
Common stock, par value $2 per share; 5,000,000 shares authorized;
   2,899,446 issued and outstanding                                                                  5,799      5,799
Additional paid-in capital                                                                         586,181    486,954
Retained earnings                                                                                  104,272     39,245
Accumulated other comprehensive income                                                               5,496     21,237
                                                                                               ----------- ----------
   Total stockholder's equity                                                                      701,748    553,235
                                                                                               ----------- ----------
   Total liabilities and stockholder's equity                                                  $10,817,112 $9,634,964
                                                                                               =========== ==========

            See accompanying notes to consolidated financial statements.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED STATEMENTS OF INCOME
                FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                               (DOLLARS IN THOUSANDS)

                                                                  2004     2003      2002
                                                                -------- --------  --------
REVENUES
Premiums                                                        $ 18,867 $  7,367  $ 22,630
Universal life and investment-type product policy fees           106,917   78,502    45,743
Net investment income                                            133,857  143,295   163,648
Other revenues                                                    71,110   65,150    40,878
Net investment gains (losses)                                     35,707  (24,887)   11,072
                                                                -------- --------  --------
   Total revenues                                                366,458  269,427   283,971
                                                                -------- --------  --------

EXPENSES
Policyholder benefits and claims                                  29,762   22,434    36,090
Interest credited to policyholder account balances               146,732  171,065   148,673
Other expenses                                                    98,829   80,066    61,385
                                                                -------- --------  --------
   Total expenses                                                275,323  273,565   246,148
                                                                -------- --------  --------

Income (loss) before provision (benefit) for income taxes         91,135   (4,138)   37,823
Provision (benefit) for income taxes                              27,361   (3,515)   11,175
Income (loss) before cummulative affect of change in accounting   63,774     (623)   26,648
Cumulative effect of change in accounting, net of income taxes     1,253        -         -
                                                                -------- --------  --------
Net income (loss)                                               $ 65,027 $   (623) $ 26,648
                                                                ======== ========  ========




            See accompanying notes to consolidated financial statements.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                   CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
                FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                               (DOLLARS IN THOUSANDS)

                                                                                         ACCUMULATED
                                                                                            OTHER
                                                             COMMON  PAID-IN  RETAINED  COMPREHENSIVE
                                                             STOCK   CAPITAL  EARNINGS  INCOME (LOSS)   TOTAL
                                                             ------ --------  --------  ------------- --------
Balance at January 1, 2002                                   $5,799 $430,954  $ 13,220    $  5,454    $455,427
Comprehensive income (loss):
 Net Income                                                                     26,648                  26,648
 Other comprehensive income (loss):
   Unrealized investment gains (losses), net of related
     offsets, reclassification adjustments and income taxes                                  1,876       1,876
                                                                                                      --------
 Comprehensive income (loss)                                                                            28,524
                                                             -------------------------------------------------
Balance at December 31, 2002                                  5,799  430,954    39,868       7,330     483,951
Capital contribution                                                  56,000                            56,000
Comprehensive income (loss):
 Net loss                                                                         (623)                   (623)
 Other comprehensive income (loss):
   Unrealized investment gains (losses), net of related
     offsets, reclassification adjustments and income taxes                                 13,907      13,907
                                                                                                      --------
 Comprehensive income (loss)                                                                            13,284
                                                             -------------------------------------------------
Balance at December 31, 2003                                  5,799  486,954    39,245      21,237     553,235
Capital contribution                                                 110,000                           110,000
Sale of subsidiary                                                   (10,773)                          (10,773)
Comprehensive income (loss):
 Net Income                                                                     65,027                  65,027
 Other comprehensive income (loss):
   Unrealized investment gains (losses), net of related
     offsets, reclassification adjustments and income taxes                                (15,741)    (15,741)
                                                                                                      --------
 Comprehensive income (loss)                                                                            49,286
                                                             -------------------------------------------------
Balance at December 31, 2004                                 $5,799 $586,181  $104,272    $  5,496    $701,748
                                                             =================================================



            See accompanying notes to consolidated financial statements.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED STATEMENTS OF CASH FLOWS
                FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                               (DOLLARS IN THOUSANDS)

                                                                                   2004         2003         2002
                                                                               -----------  -----------  -----------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)                                                              $    65,027  $      (623) $    26,648
 Adjustments to reconcile net income to net cash used in operating activities:
   Amortization of premiums and accretion of discounts associated with
     investments, net                                                               11,554        9,192       (7,178)
   (Gains) losses from sales of investments and business, net                      (35,705)      24,887      (11,072)
   Interest credited to policyholder account balances                              146,732      171,065      148,673
   Universal life and investment-type product policy fees                         (106,917)     (78,502)     (45,743)
   Change in accrued investment income                                               5,066       (2,681)        (312)
   Change in premiums and other receivables                                       (397,986)    (209,287)    (385,409)
   Change in deferred policy acquisitions costs, net                               (77,055)     (98,735)     (69,941)
   Change in insurance related liabilities                                          25,637        1,742       21,728
   Change in income taxes payable                                                    8,604       (9,380)      12,013
   Change in other assets                                                           73,915       46,488       30,616
   Change in other liabilities                                                     (43,960)       4,053        5,418
                                                                               -----------  -----------  -----------
Net cash used in operating activities                                             (325,088)    (141,781)    (274,559)
                                                                               -----------  -----------  -----------
CASH FLOWS FROM INVESTING ACTIVITIES
 Sales, maturities and repayments:
   Fixed maturities                                                                989,783    1,148,693    1,510,965
   Equity securities                                                                     -            -           98
   Mortgage loans on real estate                                                   136,491       48,484       54,327
   Real estate and real estate joint ventures                                          684          358          243
   Other limited partnership interests                                                 118            -           80
 Purchases of:
   Fixed maturities                                                             (1,028,803)  (1,671,616)  (1,580,423)
   Equity securities                                                                     -            -          (66)
   Mortgage loans on real estate                                                   (40,668)        (750)         (19)
   Real estate and real estate joint ventures                                            -         (500)      (1,050)
   Other limited partnership interests                                                (224)        (333)        (250)
 Net change in short-term investments                                              116,085      (96,525)    (127,785)
 Net change in policy loans                                                            291         (459)        (776)
 Proceeds from sales of businesses                                                  19,593            -            -
 Net change in payable under securities loaned transactions                         99,909      387,369            -
 Net change in other invested assets                                                  (889)     (14,108)          58
                                                                               -----------  -----------  -----------
Net cash provided by (used in) investing activities                                292,370     (199,387)    (144,598)
                                                                               -----------  -----------  -----------
CASH FLOWS FROM FINANCING ACTIVITIES
 Policyholder account balances:
   Deposits                                                                      1,811,449    2,180,147    1,544,875
   Withdrawals                                                                  (1,863,962)  (1,978,646)  (1,063,452)
 Net change in short-term debt                                                           -            -       (8,724)
 Capital contribution from the Parent Company                                      110,000       56,000            -
                                                                               -----------  -----------  -----------
Net cash provided by financing activities                                           57,487      257,501      472,699
                                                                               -----------  -----------  -----------
Change in cash and cash equivalents                                                 24,769      (83,667)      53,542
Cash and cash equivalents, beginning of year                                       149,106      232,773      179,231
                                                                               -----------  -----------  -----------
CASH AND CASH EQUIVALENTS, END OF YEAR                                         $   173,875  $   149,106  $   232,773
                                                                               ===========  ===========  ===========
Supplemental disclosures of cash flow information:
 Net cash paid during the year:
   Interest                                                                    $         3  $       129  $       249
                                                                               ===========  ===========  ===========
   Income taxes                                                                $    20,889  $     5,628  $      (603)
                                                                               ===========  ===========  ===========

            See accompanying notes to consolidated financial statements.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES

                     NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      BUSINESS

      MetLife Investors Insurance Company ("MLIIC"), a Missouri domiciled life insurance company, and subsidiaries (the "Company") is a wholly owned subsidiary of MetLife, Inc. ("MetLife"). The Company owns 100% of the outstanding shares of MetLife Investors Insurance Company of California ("MLIICCA"), a California domiciled life insurance company. At October 1, 2004 the Company was sold from COVA Corporation ("COVA"), a wholly owned subsidiary of MetLife, to MetLife.

      The Company markets and services variable annuities, single premium deferred annuities ("SPDA"), immediate annuities, term life, variable life, and single premium whole life insurance policies. The Company is licensed to do business in 47 states and the District of Columbia. Most of the policies issued present no significant mortality or longevity risk to the Company, but rather represent investment deposits by the policyholders. Single premium whole life insurance policies provide policy beneficiaries with mortality benefits amounting to a multiple, which declines with age, of the original premium.

      BASIS OF PRESENTATION

      The accompanying consolidated financial statements include the accounts of (i) the Company and its subsidiaries and (ii) partnerships and joint ventures in which the Company has control. Intercompany accounts and transactions have been eliminated.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The most significant estimates include those used in determining: (i) investment impairments; (ii) the fair value of investments in the absence of quoted market values; (iii) application of the consolidation rules to certain investments; (iv) the fair value of and accounting for derivatives; (v) the capitalization and amortization of deferred policy acquisition costs ("DAC") including value of business acquired ("VOBA"); (vi) the liability for future policyholder benefits;
      (vii) the liability for litigation and regulatory matters; and (viii) accounting for reinsurance transactions. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from those estimates.

      The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than minor influence over the partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the partnership's operations.

      Certain amounts in the prior years' consolidated financial statements have been reclassified to conform with the 2004 presentation.

      INVESTMENTS

      The Company's principal investments are in fixed maturities, mortgage loans and real estate, all of which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of impairments and income, as well as the determination of fair values. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost; (vii) unfavorable changes in forecasted cash flows on asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies. In addition, the earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets. The determination of fair values in the absence of quoted market values is based on: (i) valuation methodologies;
      (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts. In addition, the Company enters into certain structured investment transactions, real estate joint ventures and limited partnerships for which the Company may be deemed to be the primary beneficiary and, therefore, may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

      The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period that determination is made. These adjustments are recorded as investment losses. The assessment of whether such impairment has occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential.

      The Company's review of its fixed maturities and equity securities for impairments also includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

      Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis. Amortization of premium and accretion of discount on fixed maturity securities is recorded using the effective interest method.

      Mortgage loans on real estate are stated at amortized cost, net of valuation allowances. Valuation allowances are recorded when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Such valuation allowances are established for the excess carrying value of the mortgage loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral or the loan's market value if the loan is being sold. The Company also establishes allowances for loan loss when a loss contingency exists for pools of loans with similar characteristics based on property types and loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Changes in valuation allowances are included in net investment gains and losses. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on impaired loans are recorded as a reduction of the recorded investment.

      Policy loans are stated at unpaid principal balances.

      Short-term investments are stated at amortized cost, which approximates fair value.

      DERIVATIVES

      Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, or other financial indices. Derivatives may be exchange traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, futures and option contracts, to manage its various risks. Additionally, the Company enters into income generation and replication derivatives as permitted by its insurance Derivatives Use Plans approved by the applicable state insurance departments. Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within Other invested assets or as liabilities within Other liabilities at fair value as determined by quoted market prices or through the use of pricing models. Values can be affected by changes in interest rates, foreign exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. If a derivative does not qualify for hedge accounting pursuant to Statement of Financial Accounting Standards ("SFAS") No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("SFAS 133"), as amended, changes in the fair value of the derivative are reported in Net investment gains (losses).

      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); or (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and throughout the life of the hedging relationship. The ineffective portion of the changes in fair value of the hedging instrument is recorded in Net investment gains (losses).

      Under a fair value hedge, changes in the fair value of the derivative, along with changes in the fair value of the hedged item related to the risk being hedged, are reported in Net investment gains (losses).

      In a cash flow hedge, changes in the fair value of the derivative are recorded in Other comprehensive income (loss), a separate component of shareholder's equity, and the deferred gains or losses on the derivative are reclassified into the income statement when the Company's earnings are affected by the variability in cash flows of the hedged item. There were no cash flow hedges at December 31, 2004, 2003, and 2002.

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated, or exercised; (iii) it is no longer probable that the forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in Net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. The changes in fair value of derivatives recorded in Other comprehensive income (loss) related to discontinued cash flow hedges are amortized into income over the remaining life of the hedging instruments.

      When hedge accounting is discontinued because it is probable that the forecasted transactions will not occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in Net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in Net investment gains (losses). Deferred gains and losses of a derivative recorded in Other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in Net investment gains (losses).

      In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as Net investment gains (losses).

      The Company is also a party to financial instruments in which a derivative is "embedded." For each financial instrument in which a derivative is embedded, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract, and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative, as defined in SFAS 133. If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at fair value with the host contract and changes in their fair value are reported currently in Net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value, with changes in fair value recognized in the current period in Net investment gains (losses). The Company did not have any embedded derivatives during the years ended December 31, 2004, 2003 and 2002.

      CASH AND CASH EQUIVALENTS

      The Company considers all investments purchased with an original maturity of three months or less to be cash equivalents.

      DEFERRED POLICY ACQUISITION COSTS

      The Company incurs significant costs in connection with acquiring new and renewal insurance business. These costs, which vary with and are primarily related to the production of that business, are deferred. The recovery of such costs is dependent upon the future profitability of the related business. The amount of future profit is dependent principally on investment returns in excess of the amounts credited to policyholders, mortality, morbidity, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. The aforementioned factors enter into management's estimates of gross profits, which generally are used to amortize such costs. Revisions to estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross profits are less than amounts deferred. In addition, the Company utilizes the reversion to the mean assumption, a common industry practice, in its determination of the capitalization and amortization of DAC, including VOBA. This practice assumes that the expectation for long-term appreciation in equity markets is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred.

      Costs, which consist principally of commissions and policy issue expenses, are amortized with interest over the expected life of the contract for universal life and investment-type products. Generally, DAC is amortized in proportion to the present value of estimated gross profits from investment, mortality, expense margins, and surrender charges. Interest rates are based on rates in effect at the inception or acquisition of the contracts.

      Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC. This practice assumes that the expectation for long-term equity investment appreciation is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred. Management periodically updates these estimates and evaluates the recoverability of DAC. When appropriate, management revises its assumptions of the estimated gross profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

      DAC for non-participating traditional life and annuity policies with life contingencies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

      Policy acquisition costs related to internally replaced contracts are expensed at the date of replacement.

      VOBA, included as part of DAC, represents the present value of estimated future gross profits to be generated from existing insurance contracts in-force at the date of acquisition and is amortized over the expected policy or contract duration in relation to the estimated gross profits or premiums from such policies and contracts.

      SALES INDUCEMENTS

      The Company has two different types of sales inducements: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit and (ii) the policyholder receives a higher interest rate than the normal general account interest rate credited on money in the enhanced dollar cost averaging program. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

      GOODWILL

      The excess of cost over the fair value of net assets acquired ("goodwill") is included in other assets. On January 1, 2002, the Company adopted the provisions of SFAS No. 142, GOODWILL AND OTHER INTANGIBLE ASSETS, ("SFAS 142"). In accordance with SFAS 142, goodwill is not amortized but is tested for impairment at least annually to determine whether a writedown of the cost of the asset is required. Impairments are recognized in operating results when the carrying amount of goodwill exceeds its implied fair value. Prior to the adoption of SFAS 142, goodwill was amortized on a straight-line basis over a period ranging from 10 to 30 years and impairments were recognized in operating results when permanent diminution in value was deemed to have occurred.

      Changes in goodwill were as follows:

                                           YEARS ENDED DECEMBER 31,
                                           ------------------------
                                             2004    2003    2002
                                           -------  ------- -------
                                            (DOLLARS IN THOUSANDS)
            Net balance, beginning of year $33,592  $33,592 $33,592
            Disposition and other             (178)       -       -
                                           -------  ------- -------
            Net balance, end of year       $33,414  $33,592 $33,592
                                           =======  ======= =======

      LIABILITY FOR FUTURE POLICY BENEFITS AND POLICYHOLDER ACCOUNT BALANCES

      The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, expenses, persistency, investment returns and inflation.

      Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments and premium deficiency reserves. Interest rates used in establishing such liabilities range from 2% to 8%.

      Policyholder account balances relate to investment-type contracts. Investment-type contracts principally include traditional fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to the policy account values, which consist of an accumulation of gross premium payments plus credited interest, ranging from 2% to 13%, less expenses, mortality charges, and withdrawals.

      The Company establishes liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary and paid up guarantees relating to certain life policies. Annuity guaranteed death benefit liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the liabilities are consistent with those used for amortizing DAC, including the mean reversion assumption. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's 500 Index ("S&P"). The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

      Guaranteed annuitization benefit liabilities are determined by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for calculating such guaranteed annuitization benefit liabilities are consistent with those used for calculating the guaranteed death benefit liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates a percentage of the potential annuitizations that may be elected by the contractholder.

      RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS

      Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

      Deposits related to universal life and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recognized in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

      OTHER REVENUES

      Other revenues include interest income from a financing agreement, advisory fees, broker/dealer commissions and fees, and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

      INCOME TAXES

      The Company applies the concepts of SFAS No. 109, ACCOUNTING FOR INCOME TAXES, which establishes deferred income tax assets and liabilities based upon the difference between the financial statements and tax bases of assets and liabilities using the enacted rates in effect for the year in which the differences are expected to reverse. SFAS No. 109 allows recognition of deferred income tax assets if future realization of the tax benefit is more likely than not, with a valuation allowance for the portion that is not likely to be realized.

      The Company and its includible life insurance subsidiary file a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended ("the Code"). The Company will file a consolidated return for 2004 with MLIICCA and First MetLife Investors Insurance Company ("FMLI"). The operations of FMLI included in the 2004 consolidated return will only be through 9/30/2009, and after that time FMLI will file a separate standalone return.

      REINSURANCE

      The Company enters into reinsurance transactions as a purchaser of reinsurance. Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously. Additionally, for each of its reinsurance contracts, the Company must determine if the contract provides indemnification against loss or liability relating to insurance risk, in accordance with applicable accounting standards. The Company must review all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting.

      SEPARATE ACCOUNTS

      Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Effective with the adoption of Statement of Position 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS ("SOP 03-1"), on January 1, 2004, the Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income. In connection with the adoption of SOP 03-1, there was no material impact on the Company's separate accounts.

      APPLICATION OF RECENT ACCOUNTING PRONOUNCEMENTS

      In December 2004, the FASB issued SFAS No. 153, EXCHANGE OF NONMONETARY ASSETS, AN AMENDMENT OF APB OPINION NO. 29 ("SFAS 153"). SFAS 153 amends prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaces it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 are effective for nonmonetary asset exchanges occurring in fiscal periods beginning after June 15, 2005 and shall be applied prospectively. SFAS 153 is not expected to have a material impact on the Company's consolidated financial statements at the date of adoption.

      In March 2004, the Emerging Issues Task Force ("EITF") reached further consensus on Issue No. 03-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. An EITF 03-1 consensus reached in November 2003 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The Company has complied with the disclosure requirements of EITF 03-1, which were effective December 31, 2003. The accounting guidance of EITF 03-1 relating to the recognition of investment impairment which was to be effective in the third quarter of 2004 has been delayed pending the development of additional guidance. The Company is actively monitoring the deliberations relating to this issue at the FASB and currently is unable to determine the ultimate impact EITF 03-1 will have on its consolidated financial statements.

      Effective January 1, 2004, the Company adopted Statement of Position 03-1, as interpreted by Technical Practices Aids issued by the American Institute of Certified Public Accountants. SOP 03-1 provides guidance on
      (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. In June 2004, the FASB released Staff Position Paper No. 97-1, Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN LONG-DURATION CONTRACTS AND FOR REALIZED GAINS AND LOSSES FROM THE SALE OF INVESTMENTS, PERMIT OR REQUIRE ACCRUAL OF AN UNEARNED REVENUE LIABILITY ("FSP 97-1") which included clarification that unearned revenue liabilities should be considered in determining the necessary insurance benefit liability required under SOP 03-1. Since the Company had considered unearned revenue in determining its SOP 03-1 benefit liabilities, FSP 97-1 did not impact its financial statements. As a result of the adoption of SOP 03-1 , effective January 1, 2004, the Company decreased future policyholder benefits for various guaranteed minimum death and income benefits, net of DAC and unearned revenue liability offsets under certain variable annuity contracts by approximately $1,253 thousand, net of income tax, which has been reported as a cumulative effect of a change in accounting. The application of SOP 03-1 increased the Company's 2004 net income by $2,653 thousand, including the cumulative effect of adoption.

      In October 1, 2003, the Company adopted Statement 133 Implementation Issue No. B36, EMBEDDED DERIVATIVES: MODIFIED COINSURANCE ARRANGEMENTS AND DEBT INSTRUMENTS THAT INCORPORATE CREDIT RISK EXPOSURES THAT ARE UNRELATED OR ONLY PARTIALLY RELATED TO THE CREDITWORTHINESS OF THE OBLIGOR UNDER THOSE INSTRUMENTS ("Issue B36"). Issue B36 concluded that
      (i) a company's funds withheld payable and/or receivable under certain reinsurance arrangements, and (ii) a debt instrument that incorporates credit risk exposures that are unrelated or only partially related to the creditworthiness of the obligor include an embedded derivative feature that is not clearly and closely related to the host contract. Therefore, the embedded derivative feature must be measured at fair value on the balance sheet and changes in fair value reported in income. The adoption of issue B36 did not have a significant impact on the Company's financial statements.

      Effective July 1, 2003, the Company adopted SFAS No. 149, AMENDMENT OF STATEMENT 133 ON DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("SFAS 149"). SFAS 149 amended and clarified the accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. Except for certain previously issued and effective guidance, SFAS 149 was effective for contracts entered into or modified after June 30, 2003. The Company's adoption of SFAS 149 did not have a significant impact on its consolidated financial statements.

      During 2003, the Company adopted FASB Interpretation ("FIN") No. 46, CONSOLIDATION OF VARIABLE INTEREST ENTITIES--AN INTERPRETATION OF ARB NO. 51 ("FIN 46"), and its December 2003 revision ("FIN 46(r)"). Certain of the Company's investments in real estate joint ventures and other limited partnership interests meet the definition of a VIE and have been consolidated, in accordance with the transition rules and effective dates, because the Company is deemed to be the primary beneficiary. A VIE is defined as (i) any entity in which the equity investments at risk in such entity do not have the characteristics of a controlling financial interest, or (ii) any entity that does not have sufficient equity at risk to finance its activities without additional subordinated support from other parties. Effective February 1, 2003, the Company adopted FIN 46 for VIEs created or acquired on or after February 1, 2003 and, effective December 31, 2003, the Company adopted FIN 46(r) with respect to interests in entities formerly considered special purpose entities ("SPEs"), including interests in asset-backed securities and collateralized debt obligations. The adoption of FIN 46 as of February 1, 2003 and the provisions of FIN 46(r) at December 31, 2003 did not have a significant impact on the Company's consolidated financial statements.

      Effective January 1, 2003, the Company adopted FIN No. 45, GUARANTOR'S ACCOUNTING AND DISCLOSURE REQUIREMENTS FOR GUARANTEES, INCLUDING INDIRECT GUARANTEES OF INDEBTEDNESS OF OTHERS ("FIN 45"). FIN 45 requires entities to establish liabilities for certain types of guarantees and expands financial statement disclosures for others. The initial recognition and initial measurement provisions of FIN 45 were applicable on a prospective basis to guarantees issued or modified after December 31, 2002. The adoption of FIN 45 did not have a significant impact on the Company's consolidated financial statements.

      Effective January 1, 2003, the Company adopted SFAS No. 146, ACCOUNTING FOR COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES ("SFAS 146"). SFAS 146 requires that a liability for a cost associated with an exit or disposal activity be recorded and measured initially at fair value only when the liability is incurred rather than at the date of an entity's commitment to an exit plan as required by EITF Issue No. 94-3, LIABILITY RECOGNITION FOR CERTAIN EMPLOYEE TERMINATION BENEFITS AND OTHER COSTS TO EXIT AN ACTIVITY INCLUDING CERTAIN COSTS INCURRED IN A RESTRUCTURING ("EITF 94-3"). The Company's activities subject to this guidance in 2004 and 2003 were not significant.

      Effective January 1, 2003, the Company adopted SFAS No. 145, Rescission of FASB STATEMENTS NO. 4, 44, AND 64, AMENDMENT OF FASB STATEMENT NO. 13, AND TECHNICAL CORRECTIONS ("SFAS 145"). In addition to amending or rescinding other existing authoritative pronouncements to make various technical corrections, clarify meanings, or describe their applicability under changed conditions, SFAS 145 generally precludes companies from recording gains and losses from the extinguishment of debt as an extraordinary item. SFAS 145 also requires sale-leaseback treatment for certain modifications of a capital lease that result in the lease being classified as an operating lease. The adoption of SFAS 145 did not have a significant impact on the Company's consolidated financial statements.

      Effective January 1, 2002, the Company adopted SFAS No. 144, ACCOUNTING FOR THE IMPAIRMENT OR DISPOSAL OF LONG-LIVED ASSETS ("SFAS 144"). SFAS 144 provides a single model for accounting for long-lived assets to be disposed of by superseding SFAS No. 121, ACCOUNTING FOR THE IMPAIRMENT OF LONG-LIVED ASSETS AND FOR LONG-LIVED ASSETS TO BE DISPOSED OF ("SFAS 121"), and the accounting and reporting provisions of APB Opinion No. 30, REPORTING THE RESULTS OF OPERATIONS--REPORTING THE EFFECTS OF DISPOSAL OF A SEGMENT OF A BUSINESS, AND EXTRAORDINARY, UNUSUAL AND INFREQUENTLY OCCURRING EVENTS AND TRANSACTIONS ("APB 30"). Under SFAS 144, discontinued operations are measured at the lower of carrying value or fair value less costs to sell, rather than on a net realizable value basis. Future operating losses relating to discontinued operations also are no longer recognized before they occur. SFAS 144 (i) broadens the definition of a discontinued operation to include a component of an entity (rather than a segment of a business); (ii) requires long-lived assets to be disposed of other than by sale to be considered held and used until disposed; and (iii) retains the basic provisions of (a) APB 30 regarding the presentation of discontinued operations in the statements of income, (b) SFAS 121 relating to recognition and measurement of impaired long-lived assets (other than goodwill), and (c) SFAS 121 relating to the measurement of long-lived assets classified as held-for-sale. Adoption of SFAS 144 did not have a material impact on the Company's consolidated financial statements.

      Effective January 1, 2002, the Company adopted SFAS No. 142, GOODWILL AND OTHER INTANGIBLE ASSETS, ("SFAS 142"). SFAS 142 eliminates the systematic amortization and establishes criteria for measuring the impairment of goodwill and certain other intangible assets by reporting unit. Amortization of other intangible assets was not material for the years ended December 31, 2004, 2003 and 2002. There was no impairment of identified intangible assets or significant reclassifications between goodwill and other intangible assets at January 1, 2002.

2.  INVESTMENTS

      FIXED MATURITIES AND EQUITY SECURITIES

      Fixed maturities and equity securities at December 31, 2004 were as follows:

                                              COST OR   GROSS UNREALIZED ESTIMATED
                                             AMORTIZED  ----------------   FAIR
                                               COST      GAIN     LOSS     VALUE
                                             ---------- -------  ------  ----------
                                                    (DOLLARS IN THOUSANDS)
Fixed Maturities:
 U.S. treasury/agency securities             $  275,704 $   210  $  644  $  275,270
 State and political subdivisions securities      4,004       5       -       4,009
 U.S. corporate securities                      946,192  15,464   2,850     958,806
 Foreign government securities                   15,273     553       -      15,826
 Foreign corporate securities                   103,804   2,713     718     105,799
 Residential mortgage-backed securities         384,066   3,234   1,170     386,130
 Commercial mortgage-backed securities          258,537     598   2,576     256,559
 Asset-backed securities                        185,175   1,488     612     186,051
 Other fixed maturity securities                    642       -       -         642
                                             ---------- -------  ------  ----------
   Total fixed maturities                    $2,173,397 $24,265  $8,570  $2,189,092
                                             ========== =======  ======  ==========
Equity securities:
 Common stock                                $    1,141 $    87  $    -  $    1,228
                                             ========== =======  ======  ==========

      Fixed maturities and equity securities at December 31, 2003 were as follows:

                                          COST OR   GROSS UNREALIZED ESTIMATED
                                         AMORTIZED  ---------------    FAIR
                                           COST      GAIN     LOSS     VALUE
                                         ---------- -------  ------- ----------
                                                (DOLLARS IN THOUSANDS)
 Fixed Maturities:
  U.S. treasury/agency securities        $   92,458 $   435  $    74 $   92,819
  U.S. corporate securities               1,303,658  63,693    5,968  1,361,383
  Foreign government securities              30,641   2,738      240     33,139
  Foreign corporate securities              136,314   6,242    1,872    140,684
  Residential mortgage-backed securities    384,962   2,497    2,653    384,806
  Commercial mortgage-backed securities     191,823   1,707    1,138    192,392
  Asset-backed securities                   167,742   2,461    2,212    167,991
                                         ---------- -------  ------- ----------
    Total fixed maturities               $2,307,598 $79,773  $14,157 $2,373,214
                                         ========== =======  ======= ==========
 Equity securities:
  Common stock                           $    1,141 $    87  $     - $    1,228
                                         ========== =======  ======= ==========

      The Company held foreign currency derivatives with notional amounts of $1,381 thousand to hedge the exchange rate risk associated with foreign bonds and loans at December 31, 2004. The Company did not hold any foreign currency derivatives with notional amounts to hedge the exchange rate risk associated with foreign bonds and loans at December 31, 2003.

      Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturities portfolio.

      The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $54,540 thousand and $134,750 thousand at December 31, 2004 and 2003, respectively. These securities had a net unrealized gain of $2,102 thousand and $4,138 thousand at December 31, 2004 and 2003, respectively. Non-income producing fixed maturities were $44 thousand and $5,061 thousand at December 31, 2004 and 2003, respectively.

      The cost or amortized cost and estimated fair value of bonds at December 31, 2004, by contractual maturity date, are shown below:

                                                       COST OR
                                                      AMORTIZED   ESTIMATED
                                                        COST      FAIR VALUE
                                                      ----------  ----------
                                                      (DOLLARS IN THOUSANDS)
    Due in one year or less                           $  171,175  $  172,559
    Due after one year through five years                881,384     889,236
    Due after five years through ten years               208,094     211,553
    Due after ten years                                   84,966      87,004
                                                      ----------  ----------
        Subtotal                                       1,345,619   1,360,352
    Mortgage-backed and other asset-backed securities    827,778     828,740
                                                      ----------  ----------
        Total fixed maturities                        $2,173,397  $2,189,092
                                                      ==========  ==========

      Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

      Sales or disposals of fixed maturities and equity securities classified as available-for-sale were as follows:

                                       YEARS ENDED DECEMBER 31,
                                    ------------------------------
                                      2004      2003       2002
                                    --------  --------  ----------
                                        (DOLLARS IN THOUSANDS)
            Proceeds                $352,668  $711,798  $1,033,134
            Gross investment gains  $ 34,178  $  7,536  $   36,165
            Gross investment losses $ (5,762) $ (6,904) $  (12,894)

      Gross investment losses above exclude write-downs recorded during 2004, 2003 and 2002 for other than temporarily impaired available-for-sale fixed maturities and equity securities of $1,963 thousand, $21,536 thousand and $13,050 thousand, respectively.

      The Company periodically disposes of fixed maturities and equity securities at a loss. Generally such losses are insignificant in amount or in relation to the cost basis of the investment or are attributable to declines in fair value occurring in the period of disposition.

      The following tables show the estimated fair values and gross unrealized losses of the Company's fixed maturities, aggregated by sector and length of time that the securities have been in a continuous unrealized loss position at December 31, 2004 and 2003:

                                                   DECEMBER 31, 2004
                           -----------------------------------------------------------------
                                                  EQUAL TO OR GREATER
                            LESS THAN 12 MONTHS     THAN 12 MONTHS             TOTAL
                           --------------------- --------------------- ---------------------
                                        GROSS                 GROSS                 GROSS
                           ESTIMATED  UNREALIZED ESTIMATED  UNREALIZED ESTIMATED  UNREALIZED
                           FAIR VALUE    LOSS    FAIR VALUE    LOSS    FAIR VALUE    LOSS
                           ---------- ---------- ---------- ---------- ---------- ----------
                                                (DOLLARS IN THOUSANDS)
U.S. treasury/agency
  securities                $156,054    $  644    $     -     $    -   $  156,054   $  644
U.S. corporate securities    402,106     2,662      8,966        188      411,072    2,850
Foreign corporate
  securities                  26,861       281     11,704        437       38,565      718
Residential mortgage-
  backed securities          130,053       845     21,453        325      151,506    1,170
Commercial mortgage-
  backed securities          177,143     1,740     25,683        836      202,826    2,576
Asset-backed securities       66,439       398         44        214       66,483      612
                            --------    ------    -------     ------   ----------   ------
   Total fixed
     maturities             $958,656    $6,570    $67,850     $2,000   $1,026,506   $8,570
                            ========    ======    =======     ======   ==========   ======
Total number of securities
  on an unrealized loss
  position                       212                   14                     226
                            ========              =======              ==========

                                                        DECEMBER 31, 2003
                                -----------------------------------------------------------------
                                                       EQUAL TO OR GREATER
                                 LESS THAN 12 MONTHS     THAN 12 MONTHS             TOTAL
                                --------------------- --------------------- ---------------------
                                             GROSS                 GROSS                 GROSS
                                ESTIMATED  UNREALIZED ESTIMATED  UNREALIZED ESTIMATED  UNREALIZED
                                FAIR VALUE    LOSS    FAIR VALUE    LOSS    FAIR VALUE    LOSS
                                ---------- ---------- ---------- ---------- ---------- ----------
                                                     (DOLLARS IN THOUSANDS)
U.S. treasury/agency securities  $ 51,076   $    74    $     -     $    -    $ 51,076   $    74
U.S. corporate securities         176,494     4,742     13,451      1,226     189,945     5,968
Foreign government securities         912       240          -          -         912       240
Foreign corporate securities       27,335     1,595      2,576        277      29,911     1,872
Residential mortgage-backed
  securities                      187,979     2,653          -          -     187,979     2,653
Commercial mortgage-backed
  securities                       83,609     1,138          -          -      83,609     1,138
Asset-backed securities            64,567     1,696     17,197        516      81,764     2,212
                                 --------   -------    -------     ------    --------   -------
   Total fixed maturities        $591,972   $12,138    $33,224     $2,019    $625,196   $14,157
                                 ========   =======    =======     ======    ========   =======

      There were no equity securities in a continuous unrealized loss position at December 31, 2004 and 2003.

      SECURITIES LENDING

      The Company participates in a securities lending program whereby blocks of securities, which are included in investments, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $471,990 thousand and $371,464 thousand and an estimated fair value of $474,654 thousand and $376,386 thousand were on loan under the program at December 31, 2004 and 2003, respectively. The Company was liable for cash collateral under its control of $487,278 thousand and $387,369 thousand at December 31, 2004 and 2003, respectively. Security collateral on deposit from customers may not be sold or repledged and is not reflected in the consolidated financial statements.

      ASSETS ON DEPOSIT

      The Company had investment assets on deposit with regulatory agencies with a fair market value of $6,423 thousand and $7,326 thousand at December 31, 2004 and 2003, respectively.

      MORTGAGE LOANS ON REAL ESTATE

      Mortgage loans on real estate were categorized as follows:

                                                   DECEMBER 31,
                                                 ----------------------
                                                   2004        2003
                                                  --------    --------
                                                 (DOLLARS IN THOUSANDS)
             Commercial mortgage loans           $130,634    $223,469
             Less: Valuation allowances               746         969
                                                  --------    --------
                 Mortgage loans on real estate   $129,888    $222,500
                                                  ========    ========

      Mortgage loans are collateralized by properties primarily located throughout the United States. At December 31, 2004, approximately 22%, 15% and 7% of the properties were located in California, Texas and Pennsylvania, respectively. Generally, the Company (as the lender) requires that a minimum of one-fourth of the purchase price of the underlying real estate be paid by the borrower.

      Changes in loan valuation allowances for mortgage loans on real estate were as follows:

                                          YEARS ENDED DECEMBER 31,
                                          ----------------------
                                           2004    2003     2002
                                          -----   ------  -------
                                          (DOLLARS IN THOUSANDS)
               Balance, beginning of year $ 969   $1,060  $ 2,372
               Additions                    642      132     (184)
               Deductions                  (865)    (223)  (1,128)
                                          -----   ------  -------
               Balance, end of year       $ 746   $  969  $ 1,060
                                          =====   ======  =======

      There were no impaired mortgage loans on real estate at December 31, 2004. Impaired mortgage loans on real estate was $2,612 thousand, net of $385 thousand valuation allowances at December 31, 2003.

      The average investment in impaired mortgage loans was $1,476 thousand, $3,701 thousand and $6,729 thousand for the years ended December 31, 2004, 2003 and 2002, respectively. Interest income on impaired mortgage loans was $864 thousand, $375 thousand and $527 thousand for the years ended December 31, 2004, 2003 and 2002, respectively.

      REAL ESTATE JOINT VENTURES

      Real estate joint ventures held for investment had carrying values of $4,529 thousand and $4,834 thousand for the years ended December 31, 2004 and 2003, respectively. At December 31, 2004 the Company's real estate holdings consisted of office buildings primarily located in Illinois.

      FUNDS WITHHELD AT INTEREST

      There were no funds withheld at interest included in other invested assets at December 31, 2004. Included in other invested assets at December 31, 2003, were funds withheld at interest of $16,889 thousand.

      NET INVESTMENT INCOME

      The components of net investment income were as follows:

                                                    YEARS ENDED DECEMBER 31,
                                                  ----------------------------
                                                    2004      2003      2002
                                                  --------  --------  --------
                                                     (DOLLARS IN THOUSANDS)
Fixed maturities                                  $111,215  $114,109  $131,747
Mortgage loans on real estate                       19,455    21,761    25,619
Real estate joint ventures                             379       269       169
Policy loans                                         2,250     2,229     2,178
Other limited partnership interests                      -        46        68
Cash, cash equivalents and short-term investments    6,955     8,547     4,350
Other                                                 (293)     (129)      (49)
                                                  --------  --------  --------
    Total                                          139,961   146,832   164,082
Less: Investment expenses                            6,104     3,537       434
                                                  --------  --------  --------
    Net investment income                         $133,857  $143,295  $163,648
                                                  ========  ========  ========

      NET INVESTMENT GAINS (LOSSES)

      Net investment gains (losses), including valuation allowances, were as follows:

                                                YEARS ENDED DECEMBER 31,
                                               --------------------------
                                                 2004     2003      2002
                                               -------  --------  -------
                                                 (DOLLARS IN THOUSANDS)
     Fixed maturities                          $26,453  $(20,867) $10,189
     Equity securities                               -       (37)      32
     Mortgage loans on real estate               9,942      (131)     782
     Real estate joint ventures                      -        (5)       9
     Derivatives                                  (688)   (3,896)      76
     Other                                           -        49      (16)
                                               -------  --------  -------
         Total net investment gains (losses)   $35,707  $(24,887) $11,072
                                               =======  ========  =======

      NET UNREALIZED INVESTMENT GAINS (LOSSES)

      The components of net unrealized investment gains, included in accumulated other comprehensive income, were as follows:

                                                YEARS ENDED DECEMBER 31,
                                              ----------------------------
                                                2004      2003      2002
                                              --------  --------  --------
                                                 (DOLLARS IN THOUSANDS)
     Fixed maturities                         $ 15,695  $ 68,448  $ 40,481
     Equity securities                              87        87         -
     Other invested assets                         151       152       152
                                              --------  --------  --------
       Total                                    15,933    68,687    40,633
                                              --------  --------  --------
     Amounts allocated from:
       Deferred policy acquisition costs        (7,477)  (36,015)  (29,356)
       Deferred income taxes                    (2,960)  (11,435)   (3,947)
                                              --------  --------  --------
       Total                                   (10,437)  (47,450)  (33,303)
                                              --------  --------  --------
     Net unrealized investment gains (losses) $  5,496  $ 21,237  $  7,330
                                              ========  ========  ========

      The changes in net unrealized investment gains were as follows:

                                                         YEARS ENDED DECEMBER 31,
                                                        --------------------------
                                                          2004      2003     2002
                                                        --------  -------  -------
                                                          (DOLLARS IN THOUSANDS)
Balance, beginning of the year                          $ 21,237  $ 7,330  $ 5,454
Unrealized investment gains (losses) during the year     (56,133)  28,054    8,647
Unrealized investment gains (losses) relating to:
  Deferred policy acquisition costs                       29,929   (6,659)  (5,102)
Deferred income taxes                                      9,171   (7,488)  (1,669)
Unrealized investment gains (losses) of subsidiaries at
  date of sale, net of deferred income taxes               1,292        -        -
                                                        --------  -------  -------
Balance, end of the year                                $  5,496  $21,237  $ 7,330
                                                        ========  =======  =======
Net change in unrealized investment gains (losses)      $(15,741) $13,907  $ 1,876
                                                        ========  =======  =======

3.  DERIVATIVE FINANCIAL INSTRUMENTS

      The table below provides a summary of the notional amount and fair value of derivative financial instruments held at:

                           DECEMBER 31, 2004             DECEMBER 31, 2003
                     ------------------------------ ---------------------------
                                  CURRENT MARKET               CURRENT MARKET
                                   OR FAIR VALUE               OR FAIR VALUE
                      NOTIONAL  ------------------- NOTIONAL ------------------
                       AMOUNT   ASSETS  LIABILITIES  AMOUNT  ASSETS LIABILITIES
                     ---------- ------- ----------- -------- ------ -----------
                                       (DOLLARS IN THOUSANDS)
Interest rate swaps  $    7,001 $    63   $3,015    $      -  $  -    $    -
Interest rate floors  1,260,000  14,373        -           -     -         -
Financial futures       107,400       -      713     226,300     -     3,830
Foreign currency
  swaps                   1,381       -      357       1,381     -       173
Credit default swaps     10,000     114        -      10,000   104         -
                     ---------- -------   ------    --------  ----    ------
    Total            $1,385,782 $14,550   $4,085    $237,681  $104    $4,003
                     ========== =======   ======    ========  ====    ======

      The following table presents the notional amounts of derivative financial instruments by maturity at December 31, 2004:

                                            REMAINING LIFE
                          ---------------------------------------------------
                                     AFTER      AFTER
                                    ONE YEAR  FIVE YEARS
                          ONE YEAR  THROUGH    THROUGH     AFTER
                          OR LESS  FIVE YEARS TEN YEARS  TEN YEARS   TOTAL
                          -------- ---------- ---------- --------- ----------
                                        (DOLLARS IN THOUSANDS)
   Interest rate swaps    $      -  $     -   $    7,001    $ -    $    7,001
   Interest rate floors          -        -    1,260,000      -     1,260,000
   Financial futures       107,400        -            -      -       107,400
   Foreign currency swaps        -    1,381            -      -         1,381
   Credit default swaps          -   10,000            -      -        10,000
                          --------  -------   ----------    ---    ----------
       Total              $107,400  $11,381   $1,267,001    $ -    $1,385,782
                          ========  =======   ==========    ===    ==========

      Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

      Interest rate floors are used by the Company primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively.

      In exchange-traded Treasury futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of Treasury securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchanges.

      Exchange-traded Treasury futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury performance. The value of Treasury futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

      Foreign currency swaps are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

      In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

      Credit default swaps are used in replication synthetic asset transactions ("RSATs") to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. RSATs are a combination of a derivative and usually an U.S. Treasury or Agency security. RSATs that involve the use of credit default swaps are included in such classification in the preceding table.

      In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

      HEDGING

      The table below provides a summary of the notional amount and fair value of derivatives by type of hedge designation at:

                        DECEMBER 31, 2004             DECEMBER 31, 2003
                  ------------------------------ ---------------------------
                                 FAIR VALUE                   FAIR VALUE
                   NOTIONAL  ------------------- NOTIONAL ------------------
                    AMOUNT   ASSETS  LIABILITIES  AMOUNT  ASSETS LIABILITIES
                  ---------- ------- ----------- -------- ------ -----------
                                    (DOLLARS IN THOUSANDS)
   Fair value     $        - $     -   $    -    $227,681  $  -    $4,003
   Non-qualifying  1,385,782  14,550    4,085      10,000   104         -
                  ---------- -------   ------    --------  ----    ------
       Total      $1,385,782 $14,550   $4,085    $237,681  $104    $4,003
                  ========== =======   ======    ========  ====    ======

      The following table provides the settlement payments recorded in income for the:

                                                YEARS ENDED DECEMBER 31,
                                                -----------------------
                                                 2004    2003    2002
                                                 -----   ----    ----
                                                (DOLLARS IN THOUSANDS)
              Qualifying hedges:
                Net investment income           $(145)   $ 10    $  -
              Non-qualifying hedges:
                Net investment gains and losses  (629)    (22)    (76)
                                                 -----    ----    ----
                Total                           $(774)   $(12)   $(76)
                                                 =====    ====    ====

      FAIR VALUE HEDGES

      The Company designates and accounts for treasury futures to hedge against changes in value of fixed rate securities as fair value hedges when they have met the requirements of SFAS 133.

      The Company recognized net investment gains (losses) representing the ineffective portion of all fair value hedges as follows for the year ended December 31, 2003:

                                                       YEAR ENDED DECEMBER 31,
                                                       -----------------------
                                                                2003
                                                       -----------------------
                                                       (DOLLARS IN THOUSANDS)
  Change in the fair value of derivatives                      $(4,002)
  Change in the fair value of items hedged                        (106)
                                                               -------
  Net ineffectiveness of fair value hedging activities         $(4,108)
                                                               =======

      The Company did not have any fair value hedges during the years ended December 31, 2004 or 2002.

      All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness for the year ended December 31, 2003. There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

      NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

      The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps, purchased floors, and Treasury futures to minimize its exposure to interest rate volatility; (ii) foreign currency forwards and swaps are used to minimize its exposure to adverse movements in exchange rates; and (iii) RSATs to synthetically create investments.

      For the years ended December 31, 2004, 2003 and 2002, the Company recognized as net investment gains (losses) changes in fair value of ($4,166) thousand, $104 thousand and $0 thousand, respectively, related to derivatives that do not qualify for hedge accounting.

      CREDIT RISK

      The Company may be exposed to credit related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date. Because exchange traded futures and options are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit related losses in the event of nonperformance by counterparties to such derivative financial instruments.

      The Company manages its credit risk by entering into derivative transactions with creditworthy counterparties. In addition, the Company enters into over-the-counter derivatives pursuant to master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Likewise, the Company effects exchange traded futures and options through regulated exchanges and these positions are marked to market and margined on a daily basis.

4.  INSURANCE

      DEFERRED POLICY ACQUISITION COSTS

      Information regarding VOBA and DAC for the years ended December 31, 2004, 2003 and 2002 is as follows:

                                                       DEFERRED
                                            VALUE OF    POLICY
                                            BUSINESS  ACQUISITION
                                            ACQUIRED     COSTS      TOTAL
                                            --------  ----------- --------
                                                (DOLLARS IN THOUSANDS)
     Balance at January 1, 2002             $211,191   $134,377   $345,568
     Capitalizations                               -    103,213    103,213
                                            --------   --------   --------
         Total                               211,191    237,590    448,781
                                            --------   --------   --------
     Amortization related to:
       Net investment gains (losses)               -      2,639      2,639
       Unrealized investment gains (losses)   (4,598)     9,700      5,102
       Other expenses                         22,994      1,685     24,679
                                            --------   --------   --------
         Total amortization                   18,396     14,024     32,420
                                            --------   --------   --------
     Balance at December 31, 2002            192,795    223,566    416,361
     Capitalizations                               -    132,072    132,072
                                            --------   --------   --------
         Total                               192,795    355,638    548,433
                                            --------   --------   --------
     Amortization related to:
       Net investment gains (losses)          (2,429)    (2,987)    (5,416)
       Unrealized investment gains (losses)      671      5,988      6,659
       Other expenses                         18,733     20,020     38,753
                                            --------   --------   --------
         Total amortization                   16,975     23,021     39,996
                                            --------   --------   --------
     Balance at December 31, 2003            175,820    332,617    508,437
     Capitalizations                               -    126,360    126,360
                                            --------   --------   --------
         Total                               175,820    458,977    634,797
                                            --------   --------   --------
     Amortization related to:
       Net investment gains (losses)           2,872      3,499      6,371
       Unrealized investment gains (losses)  (13,550)   (16,379)   (29,929)
       Other expenses                          2,757     40,416     43,173
                                            --------   --------   --------
         Total amortization                   (7,921)    27,536     19,615
                                            --------   --------   --------
     Dispositions and other                   (1,280)   (40,697)   (41,977)
                                            --------   --------   --------
     Balance at December 31, 2004           $182,461   $390,744   $573,205
                                            ========   ========   ========

      The estimated future amortization expense allocated to other expenses for VOBA is $17,564 thousand in 2005, $17,277 thousand in 2006, $17,107 thousand in 2007, $16,705 thousand in 2008 and $16,500 thousand in 2009.

      Amortization of VOBA and DAC is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization, (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized, and (iii) other expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

      SALES INDUCEMENTS

      Changes in deferred sales inducements are as follows:

                                             SALES INDUCEMENTS
                                           ----------------------
                                           (DOLLARS IN THOUSANDS)
              Balance at January 1, 2004          $ 50,000
              Capitalization                        25,232
              Amortization                          (5,403)
              Dispositions                         (10,627)
                                                  --------
              Balance at December 31, 2004        $ 59,202
                                                  ========

      GUARANTEES

      The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits") and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return").

      The Company had the following types of guarantees relating to annuity contracts at:

                                                      DECEMBER 31 2004
                                               ---------------------------
                                               IN THE EVENT OF      AT
                                                    DEATH      ANNUITIZATION
                                               --------------- -------------
                                                   (AMOUNT IN THOUSANDS)
  RETURN OF NET DEPOSITS
    Separate account value                       $  790,718              -
    Net amount at risk                           $      674(1)           -
    Average attained age of contractholders              62              -

  ANNIVERSARY CONTRACT VALUE OR MINIMUM RETURN
    Separate account value                       $6,932,701     $3,623,255
    Net amount at risk                           $  188,246(1)  $   19,401(2)
    Average attained age of contractholders        64 years       59 years

      --
      (1) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.
      (2) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

      The net amount at risk is based on the direct amount at risk (excluding reinsurance).

      The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

      Liabilities for guarantees (excluding base policy liabilities) are as follows:

                                         ANNUITY CONTRACTS
                                    ---------------------------
                                                    GUARANTEED
                                      GUARANTEED   ANNUITIZATION
                                    DEATH BENEFITS   BENEFITS     TOTAL
                                    -------------- ------------- -------
                                       (AMOUNT IN THOUSANDS)
       Balance at January 1, 2004      $ 1,208         $ 575     $ 1,783
       Incurred guaranteed benefits     (1,208)         (575)     (1,783)
                                       -------         -----     -------
       Balance at December 31, 2004    $     -         $   -     $     -
                                       =======         =====     =======

      Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows at:

                                          DECEMBER 31, 2004
                                        ----------------------
                                        (DOLLARS IN THOUSANDS)
                  Mutual Fund Groupings
                    Equity                    $5,211,401
                    Bond                         608,286
                    Balanced                     411,483
                    Money market                  57,561
                    Specialty                     89,642
                                              ----------
                      Total                   $6,378,373
                                              ==========

      SEPARATE ACCOUNTS

      Separate accounts assets and liabilities include pass-through separate accounts totaling $6,546,025 thousand and $5,093,170 thousand at December 31, 2004 and 2003, respectively, for which the policyholder assumes the investment risk.

      Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $106,917 thousand, $78,502 thousand and $45,743 thousand for the years ended December 31, 2004, 2003 and 2002, respectively.

      For the year ended December 31, 2004, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

5.  REINSURANCE

      The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and to provide additional capacity for future growth. The Company currently reinsures up to 70% of the mortality risk for all new individual life insurance policies that it writes. The Company retains up to $100,000 per life and reinsures 100% of amounts in excess of the Company's retention limits. The Company reinsures its business through a diversified group of reinsurers. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks of specific characteristics. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

      The Company currently reinsures 90% of the its new production of fixed annuities to an affiliate. Also, the Company currently reinsures 100% of the riders containing benefit guarantees related to variable annuities to an affiliate.

      The amounts in the consolidated statements of income are presented net of reinsurance ceded. The effects of reinsurance were as follows:

                                                     YEARS ENDED DECEMBER 31,
                                                    -------------------------
                                                      2004     2003     2002
                                                    -------  -------  -------
                                                      (DOLLARS IN THOUSANDS)
 Direct premiums                                    $19,703  $11,124  $23,413
 Reinsurance ceded                                     (836)  (3,757)    (783)
                                                    -------  -------  -------
 Net premiums                                       $18,867  $ 7,367  $22,630
                                                    =======  =======  =======
 Reinsurance recoveries netted against policyholder
   benefits                                         $ 2,610  $   278  $   730
                                                    =======  =======  =======

      Reinsurance recoverables, included in premiums and other receivables were $385 thousand and $278 thousand at December 31, 2004 and 2003, respectively.

6.  INCOME TAXES

      The provision (benefit) for income taxes was as follows:

                                         YEARS ENDED DECEMBER 31,
                                        --------------------------
                                          2004     2003      2002
                                        -------  --------  -------
                                          (DOLLARS IN THOUSANDS)
             Current:
               Federal                  $(5,947) $  8,565  $   232
               State                        359         -      (29)
                                        -------  --------  -------
                                         (5,588)    8,565      203
                                        -------  --------  -------
             Deferred:
               Federal                   32,949   (12,080)  10,972
                                        -------  --------  -------
             Provision for income taxes $27,361  $ (3,515) $11,175
                                        =======  ========  =======

      Reconciliations of the income tax provision (benefit) at the U.S. statutory rate to the provision for income taxes were as follows:

                                              YEARS ENDED DECEMBER 31,
                                             -------------------------
                                               2004     2003     2002
                                             -------  -------  -------
                                               (DOLLARS IN THOUSANDS)
        Tax provision at U.S. statutory rate $31,897  $(1,448) $13,238
        Tax effect of:
          Tax exempt investment income        (5,043)  (2,101)  (2,010)
          State and local income taxes           233        -      (30)
          Other                                  274       34      (23)
                                             -------  -------  -------
        Provision for income taxes           $27,361  $(3,515) $11,175
                                             =======  =======  =======

      Deferred income taxes represent the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                    YEARS ENDED DECEMBER 31,
                                                    -----------------------
                                                      2004         2003
                                                     --------     --------
         Deferred income tax assets:
           Policyholder liabilities and receivables $ 98,577     $145,472
           Tax basis of intangible assets purchased    3,108        4,368
           Loss and credit carryforwards              49,012       13,874
                                                     --------     --------
                                                    $150,697     $163,714
                                                     --------     --------
         Deferred income tax liabilities:
           Deferred policy acquisition costs        $175,709     $156,667
           Investments                                 7,496        1,684
           Net unrealized investment gains             2,960       11,435
           Other                                         267          498
                                                     --------     --------
                                                    $186,432     $170,284
                                                     --------     --------
         Net deferred income tax liability          $(35,735)    $ (6,570)
                                                     ========     ========

      The Company has capital loss carry-forwards of $28,820 thousand at December 31, 2004, which will expire between 2005 and 2008. The Company has net operating losses of $111,214 thousand, which will expire in 2019. A valuation allowance is provided when it is more likely than not that some portion of the deferred tax assets will not be realized. Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the remaining deferred income tax assets.

      The Company has been audited by the Internal Revenue Service for the years through and including 2000. The Company believes that any adjustments that might be required for open years will not have a material effect on the Company's consolidated financial statements.

7.  COMMITMENTS, CONTINGENCIES AND GUARANTEES

      Regulatory bodies have contacted the Company and have requested information relating to market timing and late trading of mutual funds and variable insurance products and, generally, the marketing of products. The Company believes that many of these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various regulatory agencies. The Company is fully cooperating with regard to these information requests and investigations. It is possible that additional requests for information and/or investigations may be commenced. The Company at the present time is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's financial position.

      MetLife has received a number of subpoenas and other requests from the Office of the Attorney General of the State of New York seeking information relating to compensation agreements between insurance brokers and MetLife and its affiliates. MetLife also has received a subpoena, including a set of interrogatories, from the Office of the Attorney General of the State of Connecticut seeking similar information and documents. MetLife also has received a Civil Investigative Demand from the Office of the Attorney General for the State of Massachusetts seeking information and documents concerning bids and quotes that the Company submitted to potential customers in Massachusetts, the identity of agents, brokers, and producers to whom the Company submitted such bids or quotes, and communications with a certain broker. Many insurance regulators have sent requests for information and documents to MetLife or its affiliates relating to broker compensation practices. MetLife is continuing to conduct an internal review of its commission payment practices. The Company continues to fully cooperate with these inquiries.

      Various litigation, claims, requests or assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

      SUMMARY

      It is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses. In some of the matters that may be brought against the Company, very large and/or indeterminate amounts, including punitive and treble damages, may be sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts that may be sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's net income or cash flows in particular quarterly or annual periods.

      GUARANTEES

      In the course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future.

      The fair value of such indemnities, guarantees and commitments entered into during 2004 was insignificant and thus, no liabilities were recorded. The Company's recorded liability at December 31, 2004 and 2003 for indemnities, guarantees and commitments is insignificant.

8.  EQUITY

      DIVIDEND RESTRICTIONS

      Under the Missouri Insurance Law, the maximum amount of dividends the Company is permitted, without prior insurance regulatory clearance, to pay is the greater of (i) 10% of its surplus to policyholders as of the immediately preceding calendar year, or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). However, dividends may only be paid from positive balances in statutory unassigned funds. Since MetLife Investors Insurance Company's statutory unassigned funds surplus is less than zero, no dividends are permissible in 2005 without prior approval of the insurance commissioner.

      STATUTORY EQUITY AND INCOME

      The National Association of Insurance Commissioners ("NAIC") adopted the Codification of Statutory Accounting Principles Codification in 2001 Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Further modifications by state insurance departments may impact the effect of the Codification on the Company's statutory surplus and capital.

      Applicable insurance department regulations require that insurance companies prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, valuing securities on a different basis and limiting the amount, if any, of deferred income taxes that may be recognized.

      Statutory net income (loss) of the Company, as filed with the Department, was ($168,432) thousand, $40,466 thousand, and ($9,653) thousand for the years ended December 31, 2004, 2003 and 2002, respectively; statutory capital and surplus, as filed, was $182,442 thousand and $269,188 thousand at December 31, 2004 and 2003, respectively.

      OTHER COMPREHENSIVE INCOME (LOSS)

      The following table sets forth the reclassification adjustments required for the years ended December 31, 2004, 2003 and 2002 to avoid double-counting in other comprehensive income (loss) items that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss):

                                                       2004      2003      2002
                                                     --------  --------  --------
                                                         (DOLLARS IN THOUSAND)
Holding (losses) gains on investments arising during
  the year                                           $(41,475) $ (4,670) $ 26,979
Income tax effect of holding (losses) gains            14,516     1,635   (12,704)
Reclassification adjustments:
  Recognized holding (gains) losses included in
    current year income                               (27,334)   23,077   (11,895)
  Amortization of premium and discount on
    investments                                        12,793     9,647    (6,437)
  Income tax effect                                     5,089   (11,454)    8,632
Allocation of holding gains (losses) on investments
  relating to other policyholder amounts               29,812    (6,659)   (5,102)
Income tax effect of allocation of holding gains
  (losses) to other policyholder amounts              (10,434)    2,331     2,403
Unrealized investment gains of subsidiary at date of
  sale                                                  1,988         -         -
Deferred income taxes on unrealized investment gains
  of subsidiary at date of sale                          (696)        -         -
                                                     --------  --------  --------
Other comprehensive (loss) income                    $(15,741) $ 13,907  $  1,876
                                                     ========  ========  ========

9.  OTHER EXPENSES

      Other expenses were comprised of the following:

                                                 YEARS ENDED DECEMBER 31,
                                             -------------------------------
                                                2004       2003       2002
                                             ---------  ---------  ---------
                                                  (DOLLARS IN THOUSANDS)
  Compensation                               $     945  $     835  $     254
  Commissions                                  114,630    122,261     82,363
  Interest and debt issue costs                      3        129        249
  Amortization of policy acquisition costs      49,544     33,337     27,318
  Capitalization of policy acquisition costs  (126,360)  (132,072)  (103,213)
  Rent, net of sublease income                       -         14        474
  Other                                         60,067     55,562     53,940
                                             ---------  ---------  ---------
      Total other expenses                   $  98,829  $  80,066  $  61,385
                                             =========  =========  =========

10. FAIR VALUE INFORMATION

      The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

      Amounts related to the Company's financial instruments were as follows:

                                              CARRYING   ESTIMATED
                                               VALUE     FAIR VALUE
             DECEMBER 31, 2004               ----------  ----------
                                             (DOLLARS IN THOUSANDS)
             ASSETS:
               Fixed maturities              $2,189,092  $2,189,092
               Equity securities             $    1,228  $    1,228
               Mortgage loans on real estate $  129,888  $  135,596
               Policy loans                  $   28,389  $   28,389
               Short-term investments        $  103,196  $  103,196
               Cash and cash equivalents     $  173,875  $  173,875
             LIABILITIES:
               Policyholder account balances $2,717,809  $2,537,416

                                              CARRYING   ESTIMATED
                                               VALUE     FAIR VALUE
             DECEMBER 31, 2003               ----------  ----------
                                             (DOLLARS IN THOUSANDS)
             ASSETS:
               Fixed maturities              $2,373,214  $2,373,214
               Equity securities             $    1,228  $    1,228
               Mortgage and other loans      $  222,500  $  248,389
               Policy loans                  $   28,680  $   28,680
               Short-term investments        $  225,665  $  225,665
               Cash and cash equivalents     $  149,106  $  149,106
             LIABILITIES:
               Policyholder account balances $2,858,611  $2,530,648

      The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

         FIXED MATURITIES AND EQUITY SECURITIES

            The fair value of fixed maturities and equity securities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities for which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

         MORTGAGE LOANS ON REAL ESTATE

            Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk.

         POLICY LOANS

            The carrying values for policy loans approximate fair value.

         CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

            The carrying values for cash and cash equivalents and short-term investments approximated fair values due to the short-term maturities of these instruments.

         POLICYHOLDER ACCOUNT BALANCES

            The fair value of policyholder account balances is estimated by discounting expected future cash flows, based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued.

         DERIVATIVE INSTRUMENTS

            The fair value of derivative instruments, including financial futures, interest rate, credit default and foreign currency swaps are based upon quotations obtained from dealers or other reliable sources. See Note 3 for derivative fair value disclosures.

11. RELATED PARTY TRANSACTIONS

      The Company is a party to a service agreement with its affiliate, Metropolitan Life Insurance Company ("Metropolitan Life"), that provides for a broad range of services to be rendered. Metropolitan Life provides management services, employees, policy administration functions and investment advice necessary to conduct the activities of the Company. Services are requested by the Company as deemed necessary for its business and investment operations. The agreement involves a cost allocation arrangement, under which the Company pays for all expenses, direct and indirect, reasonably and equitably determined to be attributable to the services provided. MetLife Investors Distribution Company, provide distribution services to the Company. Expenses charged to the Company for these distribution services are limited to amounts that effectively equal pricing expense levels. This results in residual expenses reflected in the results of MetLife Investors Group ("MLIG"). Expenses and fees paid to affiliated companies in 2004, 2003 and 2002 by the Company, recorded in other expenses were $52,536 thousand, $46,716 thousand and $48,388 thousand, respectively.

      At December 31, 2004 and 2003, amounts due to/(from) affiliates of approximately ($13,297) thousand and $3,775 thousand, respectively, relate primarily to Metropolitan Life and MLIG.

      Since the Company is a member of a controlled group of affiliated companies its results may not be indicative of those of a stand-alone entity.

      The Company received a cash capital contribution of $110,000 thousand from MetLife in 2004 and $56,000 thousand from COVA in 2003.

      On October 1, 2004, the Company was sold from COVA to MetLife. All outstanding shares of the Company are owned by the parent company. On the same date, the Company sold its wholly owned subsidiary FMLI to MetLife. See Note 12.

12. ACQUISITIONS AND DISPOSITIONS

      On October 1, 2004, FMLI was sold to MetLife for $33,900 thousand in consideration. As a result, the Company recognized a decrease to equity of $10,773 thousand in paid in capital and $1,292 thousand in accumulated other comprehensive income. Total assets and liabilities of the entity sold at the date of sale were $920,150 thousand and $874,185 thousand, respectively. Total net income of the entity sold included in the consolidated statements of income was $2,026 thousand, $2,348 thousand and $3,415 thousand for the years ended December 31, 2004, 2003 and 2002, respectively.

                                     PART C
                                OTHER INFORMATION

ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS

a.         Financial Statements
           ---------------------------------------------------------------

The following financial statements of the Separate Account are included in Part B hereof:


      1.   Report of Independent Auditors.


      2.   Statement of Assets and Liabilities as of December 31, 2004.

      3.   Statement of Operations for the year ended December 31, 2004.

      4. Statements of Changes in Net Assets for the years ended December 31, 2004 and 2003.


      5.   Notes to Financial Statements - December 31, 2004.


The following consolidated financial statements of the Company are included in Part B hereof:


      1.   Report of Independent Auditors.

      2.   Consolidated Balance Sheets as of December 31, 2004 and 2003.

      3. Consolidated Statements of Income for the years ended December 31, 2004, 2003 and 2002.

      4. Consolidated Statements of Shareholder's Equity for the years ended December 31, 2004, 2003 and 2002.

      5. Consolidated Statements of Cash Flows for the years ended December 31, 2004, 2003 and 2002.

      6.   Notes to Consolidated Financial Statements.


    b.   Exhibits
        ------------------------------------------------------------------------

    1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account (6)

    2. Not Applicable

    3. Form of Principal Underwriter's Agreement (8)

    4. (i) Individual Flexible Purchase Payment Deferred Variable Annuity Contract (6)
          (ii) Death Benefit Endorsements (6)
          (iii)Charitable Remainder Trust Endorsement (6)
          (iv) Endorsement (Name Change) (8)

    5. Application for Variable Annuity (6)

    6.(i) Copy of Articles of Incorporation of the Company.(2) (ii) Copy of the
          Bylaws of the Company (2)


    7.(i) Reinsurance Agreement between MetLife Investors Insurance Company and
          Metropolitan Life Insurance Company (10)

     (ii) Automatic Reinsurance Agreement between MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd (10)


    8.(i) Participation Agreement among Variable Insurance Products Fund,
          Fidelity Distributors Corporation and Cova Financial Services Life Insurance Company (5)

     (ii) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Cova Financial Services Life Insurance Company (5)

     (iii)Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and Cova Financial Services Life Insurance Company (5)

     (iv) Form of Fund Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., Cova Financial Services Life Insurance Company, on behalf of itself and its Separate Accounts, and Cova Life Sales Company (4)

     (v) Form of Fund Participation Agreement among MFS(r) Variable Insurance Trust, Cova Financial Services Life Insurance Company and Massachusetts Financial Services Company (3)

     (vi) Form of Fund Participation Agreement among Cova Financial Services Life Insurance Company, Cova Life Sales Company, Alliance Capital Management LP and Alliance Fund Distributors, Inc. (3)

     (vii)Form of Fund Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Cova Financial Services Life Insurance Company (4)

     (viii)Form of Fund Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp. and Cova Financial Services Life Insurance Company (4)

     (ix) Form of Fund Participation Agreement among Investors Fund Series, Zurich Kemper Investments, Inc., Zurich Kemper Distributors, Inc. and Cova Financial Services Life Insurance Company (4)

     (x) Form of Participation Agreement by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and Cova Financial Services Life Insurance Company (4)

     (xi) Form of Participation Agreement among Liberty Variable Investment Trust, Liberty Financial Investments, Inc. and Cova Financial Services Life Insurance Company (4)

     (xii)Form of Participation Agreement among Templeton Variable Products Series Fund, Franklin Templeton Distributors, Inc. and Cova Financial Services Life Insurance Company (6)

     (xiii)Form of Participation Agreement between MetLife Investors Insurance Company and Met Investors Series Trust (9)

     (xiv)Form of Participation Agreement between MetLife Investors Insurance Company and Metropolitan Series Fund, Inc. (9)


     (xv) Form of Participation Agreement between MetLife Investors Insurance Company and First American Insurance Portfolios, Inc. (9)

      9.  Opinion and Consent of Counsel (11)

     10. (i) Consent of Independent Registered Public Accounting Firm (filed herewith)

          (ii) Consent of Counsel (Sutherland Asbill & Brennan LLP) (filed herewith)

          (iii)Consent of Counsel (Metlife Investors Insurance Company) (filed herewith)


     11.  Not Applicable

     12.  Agreement Governing Contribution (6)


     13. Powers of Attorney for Michael K. Farrell, James P. Bossert, Susan A. Buffum, Michael R. Fanning, Hugh C. McHaffie, Richard C. Pearson, Elizabeth M. Forget, Jeffrey A. Tupper and George Foulke (11)


     (1) incorporated by reference to Registrant's Amendment No. 18 to Form N-4 (File No. 811-5200) as electronically filed on April 24, 1996.

     (2) incorporated by reference to Registrant's Amendment No. 20 to Form N-4 (File No. 811-5200) as electronically filed on April 23, 1997.

     (3) incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-34741 and 811-5200) as electronically filed on November 19, 1997.

     (4) incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-34741 and 811-5200) as electronically filed on January 26, 1998.

     (5) incorporated by reference to Registrant's Amendment No. 26 (File Nos. 33-39100 and 811-5200) as electronically filed on April 29, 1998.

     (6) incorporated by reference to Post-Effective Amendment No. 15 (File Nos. 33-39100 and 811-5200) as electronically filed on April 29, 1999.

     (7) incorporated by reference to Post-Effective Amendment No. 16 (File Nos. 33-39100 and 811-5200) as electronically filed on April 28, 2000.

     (8) incorporated by reference to Post-Effective Amendment No. 20 to Form N-4 (File Nos. 33-39100 and 811-5200) as electronically filed on April 26, 2001.

     (9) incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 (MetLife Investors Variable Life Account One, File No. 333-69522) as electronically filed on December 20, 2001.


     (10) incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 on Form N-4 (File Nos. 333-50540 and 811-05200) filed electronically on April 30, 2003.

     (11) incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File Nos. 33-50540 and 811-05200) filed electronically on April 27, 2004.

ITEM 25.   DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:


Name and Principal                          Positions and Offices
Business Address                            with Depositor
----------------------                      ----------------------

Michael K. Farrell                          Chairman of the Board, President,
22 Corporate Plaza Drive                    Chief Executive Officer and Director
Newport Beach, CA  92660

Susan A. Buffum                             Director
334 Madison Avenue
Convent Station, NJ 07961

James P. Bossert                            Executive Vice President, Chief
22 Corporate Plaza Drive                    Financial Officer and Director
Newport Beach, CA  92660

Michael R. Fanning                          Director
501 Boylston Street
Boston, MA 02116

Elizabeth M. Forget                         Director
260 Madison Avenue
New York, NY  10010

George Foulke                               Director
501 Route 22
Bridgewater, NJ 08807

Hugh C. McHaffie                            Executive Vice President and
501 Boylston Street                         Director
Boston, MA  02116

Richard C. Pearson                          Senior Vice President, General
22 Corporate Plaza Drive                    Counsel, Secretary and Director
Newport Beach, CA  92660

Jeffrey A. Tupper                           Assistant Vice President and
22 Corporate Plaza Drive                    Director
Newport Beach, CA 92660

Helayne F. Klier                            Executive Vice President
260 Madison Avenue
New York, NY 10010

Kevin J. Paulson                            Senior Vice President
4700 Westown Parkway
West Des Moines,

Leonard M. Bakal                            Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Roberto Baron                               Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Christopher A. Kremer                       Vice President
501 Boylston Street
Boston, MA 02116

Marian J. Zeldin                            Vice President
501 Route 22
Bridgewater, NJ 08807

Karen A. Johnson                            Vice President
501 Boylston Street
Boston, MA 02116

Debora L. Buffington                        Vice President
22 Corporate Plaza Drive
Newport Beach, CA  92660

Betty Davis                                 Vice President
1125 - 17th Street
Denver, CO 80202

Brian C. Kiel                               Vice President, Appointed Actuary
501 Route 22
Bridgewater, NJ 08807

Deron J. Richens                            Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Henryk Sulikowski, Jr.                      Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Anthony J. Williamson                       Treasurer
One Madison Avenue
New York, NY  10001


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


The Registrant is a separate account of MetLife Investors Insurance Company under Missouri insurance law. MetLife Investors Insurance Company is a wholly-owned direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                              AS OF MARCH 31, 2005

The following is a list of subsidiaries of MetLife, Inc. updated as of March 31, 2005. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

            a)    Texas Life Agency Services, Inc. (TX)

            b)    Texas Life Agency Services of Kansas, Inc. (KS)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

      1.    MetLife Investors Insurance Company of California (CA)

P.    First MetLife Investors Insurance Company

Q.    N.L. Holding Corp. (DEL) (NY)

      1.    Nathan & Lewis Associates, Inc. (NY)

            a)    Nathan and Lewis Insurance Agency of Massachusetts, Inc. (MA)

            b)    Nathan and Lewis Associates of Texas, Inc. (TX)

R.    Walnut Street Securities, Inc. (MO)

      1.    Walnut Street Advisers, Inc. (MO)

S.    Newbury Insurance Company, Limited

T.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Distribution Company (MO)

      3.    Met Investors Advisory, LLC (DE)

      4.    MetLife Investors Financial Agency, Inc. (TX)

U.    MetLife International Holdings, Inc. (DE)

      1.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      2. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      3.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9987% is owned by Metlife International Holdings, Inc. and 0.0013% is owned by Natiloporterm Holdings, Inc.

      4. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

      5. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

            a) Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are owned by Metropolitan Life Seguros de Vida S.A. and 5% of the shares of Met AFJP S.A. are held by Metropolitan Seguros de Retiro S.A.

      6.    MetLife Insurance Company of Korea Limited (South Korea)

      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

            a)    Soma Seguradora, S.A. (Brazil)

V.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Avenue Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Company is held by 334 Madison Euro Investments, Inc. and 1% voting control is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% voting control is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% voting control is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      8.    CRH Co., Inc. (MA)

      9.    L/C Development Corporation (CA)

      10.   Benefit Services Corporation (GA)

      11.   Thorngate, LLC (DE)

      12.   Alternative Fuel I, LLC (DE)

      13.   Transmountain Land & Livestock Company (MT)

      14.   MetPark Funding, Inc. (DE)

      15.   HPZ Assets LLC (DE)

      16.   MetDent, Inc. (DE)

      17.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      18.   Metropolitan Tower Realty Company, Inc. (DE)

      19. P.T. MetLife Sejahtera (Indonesia)-95.21% of P.T. MetLife Sejahtera is held by Metropolitan Life Insurance Company

      20.   MetLife (India) Private Ltd. (India)

      21.   Metropolitan Marine Way Investments Limited (Canada)

      22.   MetLife Private Equity Holdings, LLC (DE)

      23. Sino-US MetLife Insurance Company, Ltd (China)- 50% of Sino-US MetLife Insurance Company is held by Metropolitan Life Insurance Company

      24.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      25.   Metropolitan Realty Management, Inc. (DE)

      26.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      27.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      28.   Bond Trust Account A (MA)

      29.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

                  (1)   MetLife Capital CFLI Holdings, LLC (DE)

                        (a)   MetLife Capital CFLI Leasing, LLC (DE)

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) MetLife Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

      30.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

                  (1)   Hereford Insurance Agency, Inc. (MA)

            c)    Omega Reinsurance Corporation (AZ)

      31.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   Paragon Life Insurance Company (MO)

                  (2)   GenAmerica Management Corporation (MO)

                  (3)   Reinsurance Group of America, Incorporated (MO)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                                          (bb)  Great Rivers Reinsurance
                                                Management, Inc. (MO)

                                          (cc)  RGA (U.K.) Underwriting Agency
                                                Limited (United Kingdom)

                              (ii) Triad Re, Ltd. (Barbados)-67% of Triad Re, Ltd. is held by Reinsurance Group of America, Incorporated and 100% of the preferred stock of Triad Re, Ltd. is also held by Reinsurance Group of America Incorporated.

                              (iii) RGA Sigma Reinsurance SPC (Cayman Islands)

                              (iv)  RGA Americas Reinsurance Company, Ltd.
                                    (Barbados)

                              (v) RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                                    (A)   RGA Financial Group, L.L.C. (DE)- 80%
                                          of RGA Financial Group, L.L.C. is held
                                          by RGA Reinsurance Company (Barbados)
                                          Ltd. and 20% of RGA Financial Group,
                                          LLC is held by RGA Reinsurance Company

                              (vi)  RGA Life Reinsurance Company of Canada
                                    (Canada)

                              (vii) RGA International Corporation (Nova Scotia)

                                    (A)   RGA Financial Products Limited
                                          (Canada)

                              (viii)RGA Holdings Limited (U.K.) (United Kingdom)

                                    (A)   RGA UK Services Limited (United
                                          Kingdom)

                                    (B)   RGA Capital Limited U.K. (United
                                          Kingdom)

                                    (C)   RGA Reinsurance (UK) Limited (United
                                          Kingdom)

                              (ix) RGA South African Holdings (Pty) Ltd. (South Africa)

                                    (A)   RGA Reinsurance Company of South
                                          Africa Limited (South Africa)

                              (x)   RGA Australian Holdings PTY Limited
                                    (Australia)

                                    (A)   RGA Reinsurance Company of Australia
                                          Limited (Australia)

                                    (B)   RGA Asia Pacific PTY, Limited
                                          (Australia)

                              (xi) General American Argentina Seguros de Vida, S.A. (Argentina)

                              (xii) Malaysia Life Reinsurance Group Berhad
                                    (Malaysia)- 30% interest of Malaysia Life
                                    Reinsurance Group Berhad is held by
                                    Reinsurance Group of America, Incorporated.

                              (xiii)RGA Technology Partners, Inc. (MO)

                              (xiv) RGA International Reinsurance Company
                                    (Ireland)

      32.   Corporate Real Estate Holdings, LLC (DE)

      33. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control is held by Metropolitan Asset Management Corporation

      34.   Tower Resources Group, Inc. (DE)

      35.   Headland Development Corporation (CA)

      36.   Headland - Pacific Palisades, LLC (CA)

      37.   Headland Properties Associates (CA)

      38.   Krisman, Inc. (MO)

      39.   Special Multi-Asset Receivables Trust (DE)

      40.   White Oak Royalty Company (OK)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent entity, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

5) 100% of the capital stock of Fairfield Insurance Agency of Texas, Inc. is owned by an officer. New England Life Insurance Company controls the issuance of additional stock and has certain rights to purchase such officer's shares.

6) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27.   NUMBER OF CONTRACT OWNERS


As of February 28, 2005, there were 22,484 Non-Qualified Contract Owners and 5,725 Qualified Contract Owners.


ITEM 28.   INDEMNIFICATION

The Bylaws of the Company (Article IV, Section 1) provide that:

Each person who is or was a director, officer or employee of the corporation or is or was serving at the request of the corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise (including the heirs, executors, administrators or estate of such person) shall be indemnified by the corporation as of right to the full extent permitted or authorized by the laws of the State of Missouri, as now in effect and as hereafter amended, against any liability, judgment, fine, amount paid in settlement, cost and expenses (including attorney's fees) asserted or threatened against and incurred by such person in his capacity as or arising out of his status as a director, officer or employee of the corporation or if serving at the request of the corporation, as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise. The indemnification provided by this bylaw provision shall not be exclusive of any other rights to which those indemnified may be entitled under any other bylaw or under any agreement, vote of shareholders or disinterested directors or otherwise, and shall not limit in any way any right which the corporation may have to make different or further indemnification with respect to the same or different persons or classes of persons.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.   PRINCIPAL UNDERWRITERS

     (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):


     Met Investors Series Trust
     MetLife Investors USA Separate Account A
     MetLife Investors Variable Annuity Account Five
     MetLife Investors Variable Life Account One
     MetLife Investors Variable Life Account Five
     First MetLife Investors Variable Annuity Account One
     General American Separate Account Eleven
     General American Separate Account Twenty-Eight
     General American Separate Account Twenty-Nine
     General American Separate Account Two
     Security Equity Separate Account Twenty-Six
     Security Equity Separate Account Twenty-Seven
     Separate Account A of Paragon Life
     Separate Account B of Paragon Life
     Separate Account C of Paragon Life
     Separate Account D of Paragon Life


     (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 22 Corporate Plaza Drive, Newport Beach, CA 92660.


NAME AND PRINCIPAL                          POSITIONS AND OFFICES
 BUSINESS ADDRESS                             WITH UNDERWRITER
 ----------------                             ----------------

Michael K. Farrell                      Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Craig W. Markham                        Director
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta                      Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City NY 11101

Leslie Sutherland                       President
1 MetLife Plaza
Long Island City NY 11101

Timothy A. Spangenberg                  Executive Vice President,
13045 Tesson Ferry Road                 Chief Financial Officer
St. Louis, MO 63128

Elizabeth M. Forget                     Executive Vice President,
260 Madison Avenue                      Chief Marketing Officer
New York, NY 10016

Edward C. Wilson                        Executive Vice President,
22 Corporate Plaza Drive                Chief Distribution Officer
Newport Beach, CA 92660

Paul A. LaPiana                         Executive Vice President,
22 Corporate Plaza Drive                Life Insurance Distribution Division
Newport Beach, CA 92660

Helayne F. Klier                        Executive Vice President
260 Madison Avenue
New York, NY 10016

Richard C. Pearson                      Executive Vice President,
22 Corporate Plaza Drive                General Counsel, Secretary
Newport Beach, CA 92660

Anthony J. Williamson                   Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City NY 11101

Charles M. Deuth                        Vice President, National Accounts
22 Corporate Plaza Drive                and Director
Newport Beach, CA 92660

Deborah L. Buffington                   Vice President, Director of Compliance
22 Corporate Plaza Drive
Newport Beach, CA 92660

     (c) Compensation From the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


    (1)                  (2)              (3)            (4)            (5)
  Name of         Net Underwriting
 Principal         Discounts and     Compensation     Brokerage        Other
Underwriter         Commissions      on Redemption   Commissions    Compensation
-----------         -----------      -------------   -----------    ------------
MetLife Investors   $80,238,318           $0             $0              $0
Distribution
Company


ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS


The following companies will maintain possession of the documents required by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

(a) Registrant

(b) Metlife Annuity Operations, 27000 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266

(c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA 02110

(d) MetLife Investors Distribution Company, 22 Corporate Plaza Drive, Newport Beach, CA 92660

(e) MetLife Investors Insurance Company, 22 Corporate Plaza Drive, Newport Beach, CA 92660

(f) Metropolitan Life Insurance Company, 4010 Boy Scout Blvd., Tampa, FL 33607

(g) Metropolitan Life Insurance Company, 501 Boylston Street, Boston, MA 02116

(h) Metropolitan Life Insurance Company, 200 Park Avenue, New York, NY 10166


ITEM 31.   MANAGEMENT SERVICES

Not Applicable.

ITEM 32.   UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. MetLife Investors Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                 REPRESENTATIONS

     The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Newport Beach, and State of California on this 25th day of April, 2005.


                                  METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE (Registrant)

                             By:  METLIFE INVESTORS INSURANCE COMPANY

                             By:  /s/ MICHAEL K. FARRELL
                                  -----------------------------------------

                                  METLIFE INVESTORS INSURANCE COMPANY
                                   Depositor

                              By: /s/ MICHAEL K. FARRELL
                                  -----------------------------------------

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


/s/ MICHAEL K. FARRELL*       Chief Executive Officer, President             4-25-05
----------------------------- and Director                                  --------
Michael K. Farrell                                                           Date

/s/ JAMES P. BOSSERT*         Executive Vice President and Chief Financial   4-25-05
---------------------------   Officer (Principal Accounting Officer) and    --------
James P. Bossert              Director                                       Date

/s/ SUSAN A. BUFFUM*          Director                                       4-25-05
----------------------------                                                --------
Susan A. Buffum                                                              Date

/s/ MICHAEL R. FANNING*       Director                                       4-25-05
----------------------------                                                --------
Michael R. Fanning                                                           Date

/s/ ELIZABETH M. FORGET*      Director                                       4-25-05
----------------------------                                                --------
Elizabeth M. Forget                                                          Date

/s/ GEORGE FOULKE*            Director                                       4-25-05
----------------------------                                                --------
George Foulke                                                                Date

/s/ HUGH C. MCHAFFIE*         Director                                       4-25-05
----------------------------                                                --------
Hugh C. McHaffie                                                             Date

/s/ RICHARD C. PEARSON*       Director                                       4-25-05
----------------------------                                                --------
Richard C. Pearson                                                           Date

/s/ JEFFREY A. TUPPER*        Director                                       4-25-05
----------------------------                                                --------
Jeffrey A. Tupper                                                            Date

                                    *By: /s/ JOHN E. CONNOLLY
                                         ---------------------------------------
                                         John E. Connolly, Jr., Attorney-in-fact
                                         April 25, 2005



* MetLife Investors Company. Executed by John E. Connolly, Jr., Esquire on behalf of those indicated pursuant to power of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 on Form N-4 (File Nos. 333-50540/811-05200) filed as Exhibit 14 on April 27, 2004.

                                INDEX TO EXHIBITS

EX-99.B10(i)        Consent of Independent Registered Public Accounting Firm

EX-99.B10(ii)       Consent of Counsel

EX-99.B10(iii)      Consent of Sutherland Asbill & Brennan LLP